   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 29, 2000

                                                 SECURITIES ACT FILE NO. 2-28097
                                       INVESTMENT COMPANY ACT FILE NO. 811-01582
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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                        POST-EFFECTIVE AMENDMENT NO. 60                      [X]

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                                AMENDMENT NO. 46

                        (Check appropriate box or boxes)

                      THE ENTERPRISE GROUP OF FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                   SUITE 450
                              3343 PEACHTREE ROAD
                             ATLANTA, GEORGIA 30326
               (Address of Principal Executive Office)(Zip Code)
                                 (404) 261-1116
               Registrant's telephone number, including area code

                             CATHERINE R. MCCLELLAN
                                   SUITE 450
                           3343 PEACHTREE ROAD, N.E.
                          ATLANTA, GEORGIA 30326-1022
                    (Name and Address for Agent for Service)

                                    COPY TO:

                             MARGERY K. NEALE, ESQ.

                      SWIDLER BERLIN SHEREFF FRIEDMAN, LLP
                             THE CHRYSLER BUILDING
                                   11TH FLOOR
                              405 LEXINGTON DRIVE
                               NEW YORK, NY 12174

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

                  [ ]  immediately upon filing pursuant to paragraph (b)

                  [ ]  on                , pursuant to paragraph (b)

                  [X]  60 days after filing pursuant to paragraph (a)(1)

                  [ ]  on                pursuant to paragraph (a)(1)

                  [ ]  75 days after filing pursuant to paragraph (a)(2)

                  [ ]  on                pursuant to paragraph (a)(2) of Rule
                  485.


If appropriate, check the following box:

                  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                      THE ENTERPRISE GROUP OF FUNDS, INC.
                                   PROSPECTUS

                            CLASS A, B AND C SHARES


                                            , 2000



                                  SECTOR FUNDS



                                 Internet Fund


                          International Internet Fund


                         Global Financial Services Fund


                            Global Health Care Fund



                            AGGRESSIVE GROWTH FUNDS



                           Small Company Growth Fund


                            Small Company Value Fund


                             Multi-Cap Growth Fund


                              Mid-Cap Growth Fund



                                  GROWTH FUNDS



                                  Growth Fund


                                  Equity Fund


                               Equity Income Fund


                             Growth and Income Fund


                           Capital Appreciation Fund


                                 Large-Cap Fund



                           INTERNATIONAL/GLOBAL FUNDS



                           International Growth Fund


                        Global Socially Responsive Fund


                         International Core Growth Fund


                            Emerging Countries Fund


                             Worldwide Growth Fund


                             DOMESTIC HYBRID FUNDS

                                 Balanced Fund
                                  Managed Fund


                                  INCOME FUNDS



                           Government Securities Fund


                             Tax-Exempt Income Fund


                              High-Yield Bond Fund


                          Convertible Securities Fund


                               MONEY MARKET FUND

                               Money Market Fund

     This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

     The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

                               TABLE OF CONTENTS


Introduction................................................    1
Internet Fund...............................................    2
International Internet Fund.................................    4
Global Financial Services Fund..............................    7
Global Health Care Fund.....................................   10
Small Company Growth Fund...................................   12
Small Company Value Fund....................................   14
Multi-Cap Growth Fund.......................................   16
Mid-Cap Growth Fund.........................................   18
Growth Fund.................................................   20
Equity Fund.................................................   22
Equity Income Fund..........................................   24
Growth and Income Fund......................................   26
Capital Appreciation Fund...................................   28
Large-Cap Fund..............................................   31
International Growth Fund...................................   33
Global Socially Responsive Fund.............................   35
International Core Growth Fund..............................   37
Emerging Countries Fund.....................................   39
Worldwide Growth Fund.......................................   41
Balanced Fund...............................................   43
Managed Fund................................................   45
Government Securities Fund..................................   47
Tax-Exempt Income Fund......................................   49
High-Yield Bond Fund........................................   51
Convertible Securities Fund.................................   54
Money Market Fund...........................................   56
Additional Information About the Funds' Investments and
  Risks.....................................................   58
Higher-Risk Securities and Practices........................   60
Shareholder Account Information.............................   62
  Selecting a Share Class...................................   62
  How to Purchase Shares....................................   66
  How to Redeem Shares......................................   67
  How to Exchange Shares....................................   69
Transaction and Account Policies............................   70
  Dividends, Distributions and Taxes........................   71
Fund Management.............................................   73
  The Investment Advisor....................................   73
  The Fund Managers.........................................   74
Financial Highlights........................................   79

                                  INTRODUCTION

     The Enterprise Group of Funds, Inc. is a mutual fund family that offers different classes of shares in separate investment portfolios or Funds. This prospectus relates to Class A, B and C shares of the Funds. The Funds have individual objectives and strategies to offer investors a broad range of investment alternatives.

     Enterprise Capital Management, Inc. (the "Advisor") is the investment advisor to each Fund. The Advisor selects a Fund Manager for each Fund's portfolio on the basis of a number of criteria, including the Fund Manager's reputation, resources and performance results.

     Before investing in any mutual fund, you should consider the general risks involved. The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change due to economic and other events that affect securities markets generally, as well as those that affect particular companies, industry sectors or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets in which these securities trade. In addition, the investments made by a Fund may underperform the market generally or other mutual funds with a similar investment objective of that Fund. As with other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency. A Fund may not achieve its objective. A Fund's objective may not be changed without shareholder approval.

[Picture Description: Brass Telescope: located to the left of the section titled: "Enterprise Internet Fund."]

                            ENTERPRISE INTERNET FUND

                     FUND PROFILE

                     Investment Objective  Long-term capital appreciation

                     Principal Investments Equity securities, including common stocks, preferred stocks, warrants and other securities convertible into common stock of companies primarily engaged in Internet, intranet and other "high tech" related activities.

                     Fund Manager  Fred Alger Management, Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income and who want to diversify their overall portfolio with a concentrated investment in companies engaged in Internet, intranet and other "high tech" related activities

                     Investment Strategies Under normal conditions, the Internet Fund will invest at least 65% of its assets in the equity securities of companies in the Internet, intranet and in e-commerce enterprises as well as those that develop services and products for the Internet and those that make significant use of the Internet for delivery of services and products. In choosing which companies' stock the Fund should purchase, the Fund Manager invests in those companies listed on a U.S. securities exchange of Nasdaq which are engaged in the research, design, development or manufacturing, or engaged to a significant extent in the business of distributing products, processes or services for use with Internet or intranet related businesses. The Fund may also invest in other "high tech" companies. The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web (the "Web"), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within Web documents and to other Web documents. An intranet is the application of Web tools and concepts to a company's internal documents and databases. Other "high tech" companies may include firms in the computer, communications, video, electronics, office and factory automation and robotics sectors.

Principal Risks As a result of investing primarily in U.S. common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. Moreover, because of large investments in mid-capitalization, small-capitalization and/or emerging growth companies, the Fund is riskier than large-capitalization funds since such companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies. In addition, the value of companies engaged in Internet, Intranet and other "high tech" related activities is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. Therefore, the stocks of companies involved in these sectors tend to be more volatile than stocks in other sectors. As a result, the value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

PERFORMANCE INFORMATION

Information about Fund performance is not provided due to the fact that the Fund does not have returns for a full calendar year.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................        4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)    CLASS A    CLASS B    CLASS C
---------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................           1.00%      1.00%      1.00%
Distribution and Service (12b-1) Fees(4)..........................           0.45%      1.00%      1.00%
Other Expenses(5).................................................           0.38%      0.38%      0.38%
                                                                            -----------------------------
Total Annual Fund Operating Expenses..............................           1.83%      2.38%      2.38%
                                                                            -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.
(5) Based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR      3 YEARS
---------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $652       $1,023
Class B.....................................................   $741       $1,142
Class C.....................................................   $341       $  742
                                                               $141       $  437
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $652       $1,023
Class B.....................................................   $241       $  742
Class C.....................................................   $241       $  742

[Picture Description: Brass Telescope: located to the left of the section titled: "Enterprise International Internet Fund."]

                     ENTERPRISE INTERNATIONAL INTERNET FUND

                     FUND PROFILE

                     Investment Objective  Long-term capital appreciation

                     Principal Investments Equity securities, including common stocks, preferred stocks, warrants and other securities convertible into common stock, such as American Depository Receipts, of foreign companies primarily engaged in Internet, intranet and other "high-tech" related activities

                     Fund Manager  Fred Alger Management, Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income and who want to diversify their overall portfolio with a concentrated investment in a diversified portfolio of foreign companies engaged in Internet, intranet and other e-commerce enterprises as well as those that develop services and products for the Internet and those that make significant use of the Internet for delivery of services and products. The Fund may be appropriate for investors who are looking to invest over the long-term, who are able to ride out market swings, and who are looking to invest in a diversified foreign stock portfolio focused on a particular stock market segment. The Fund alone cannot provide a balanced investment program.

Investment Strategies The Fund pursues its goal by investing primarily in foreign companies engaged in Internet or intranet related businesses. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of foreign companies that are engaged in the research, design, development, and manufacturing of products, processes or services or engaged to a significant extent in the business of distributing such products, processes or services for use with the Internet or intranet related businesses and other "high tech" related industries. The Fund will invest in foreign equity securities and American Depository Receipts ("ADRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign shares. The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web (the "Web"), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within Web documents and to other Web documents. The intranet is the application of Web tools and concepts to a company's internal documents and databases. Other "high-tech" companies may include firms in the computer, communications, video, electronics, office and factory automation and robotics sectors.

There is no limit on the market capitalization of the companies in which the Fund may invest, or in the length of operating history for the companies. The Fund may invest without limit in initial public offerings ("IPOs"), although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance. The Fund may also purchase and sell options and forward currency exchange contracts.

The Fund Manager selects portfolio securities by evaluating a company's positioning or business model as well as its ability to grow and expand its activities via the Internet or achieve a greater competitive advantage in cost/profitability and brand image leveraging via the use of the Internet. The Fund Manager also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Fund Manager looks at the amount of capital a company currently expends on research and development. The Fund Manager believes that dollars invested in research and development today frequently have a significant bearing on future growth.

Principal Risks The Fund invests in common stocks of foreign companies. As a result, the Fund is subject to the risk that the stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile and less liquid than investments in U.S. markets because there is less public information available about foreign companies. Diplomatic, political or economic developments may cause foreign investments to lose money. A Fund that invests in foreign securities denominated in foreign currencies may also be subject to currency risk. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting or financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Additional restrictions may be imposed under emergency conditions. Because the Fund concentrates in a single industry sector, its performance is largely dependent on this sector's performance which may differ from that of the overall stock market. Both foreign and domestic Internet and "high-tech" companies are affected by government regulation or market intervention, which may limit their activities and affect their profitability. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries. Some Internet and "high-tech" companies are subject to severe market share and price competition. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects. Investments in initial public offerings may result in increased transactions costs and expenses, distributions and the realization of short-term capital gains. The Fund may suffer a loss from its use of options, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument.

PERFORMANCE INFORMATION

Information about Fund performance is not provided due to the fact that the Fund does not have returns for a full calendar year.

FEES AND EXPENSES

The table on the next page describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2001, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................        4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)    CLASS A    CLASS B    CLASS C
---------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................           1.00%      1.00%      1.00%
Distribution and Service (12b-1) Fees(4)..........................           0.45%      1.00%      1.00%
Other Expenses(5).................................................           0.54%      0.54%      0.54%
                                                                            -----------------------------
Total Annual Fund Operating Expenses..............................           1.99%      2.54%      2.54%
Less Expense Reimbursements                                                 (0.09%)    (0.09%)    (0.09%)
                                                                            -----------------------------
Net Annual Fund Operating Expenses                                           1.90%      2.45%      2.45%
                                                                            -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."

(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."

(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.
(5) Based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $659    $1,061
Class B.....................................................   $748    $1,182
Class C.....................................................   $348    $  782
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $659    $1,061
Class B.....................................................   $248    $  782
Class C.....................................................   $248    $  782

[Picture Description: Brass Telescope: located to the left of the section titled: "Enterprise Global Financial Services Fund."]

                   ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

                     FUND PROFILE

                     Investment Objective  Capital appreciation

                     Principal Investments Common stocks of domestic and foreign financial services companies

                     Fund Manager  Sanford C. Bernstein & Co., Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; want investment in the global financial services sector; and are willing to accept the increased risk of international investing for the possibility of higher returns

                     Investment Strategies The Global Financial Services Fund invests primarily in the domestic and foreign financial services industry by normally investing in companies domiciled in the U.S. and in at least three other countries. The Fund considers a financial services company to be a firm that in its most recent fiscal year either (i) derived at least 50% of its revenues or earnings from financial services activities, or (ii) devoted at least 50% of its assets to such activities. Financial services companies provide financial services to consumers and businesses and include the following types of U.S. and foreign firms: commercial banks, thrift institutions and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; securities brokerage and investment advisory firms; financial technology companies; real estate financing firms; leasing firms; credit card companies; government sponsored financial enterprises; investment companies; insurance brokerages; and various firms in all segments of the insurance industry such as multi-line property and casualty, life insurance companies and insurance holding companies. The Fund Manager selects securities by combining fundamental and quantitative research to identify securities of financial services companies that are attractively priced relative to their expected returns. Its research analysts employ a long-term approach to forecasting the earnings and growth potential of companies and attempt to construct global portfolios that produce maximum returns at a given risk level.

Principal Risks The Fund invests in common stocks of domestic and foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging market securities may be even more susceptible to these risks. Because the Fund concentrates in a single industry sector, its performance is largely dependent on the sector's performance, which may differ from that of the overall stock market. Generally, the financial services industry is more sensitive to fluctuations in interest rates than the economy as a whole. Moreover, while rising interest rates will cause a decline in the value of any debt securities the Fund holds, falling interest rates or deteriorating economic conditions can adversely affect the performance of financial services companies' stock. Both foreign and domestic financial services companies are affected by government regulation or market intervention, which may limit their activities and affect their profitability. Some financial services companies, e.g., insurance companies, are subject to severe market share and price competition.

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk by comparing the Fund's performance with a broad measure of market performance. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses. This bar chart shows the performance of the Fund's Class A shares for the past year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than shown below.

[Chart Description: Illustrates volatility of an                        BEST QUARTER
investment and shows changes in Class A shares                             21.00%
performance for the past year.]                                      (DECEMBER 31, 1998)

                                                                        WORST QUARTER
                                                                           -12.58%
                                                                    (SEPTEMBER 30, 1999)

-------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                        RETURN SINCE INCEPTION(1)
(AS OF THE CALENDAR YEAR ENDED                                          PAST ONE    -------------------------
DECEMBER 31, 1999)                                                        YEAR                FUND
-------------------------------------------------------------------------------------------------------------
Enterprise Global Financial Services Fund(2)...............  Class A      (9.50)%              7.51%
                                                             Class B     (10.22)%              7.90%
                                                             Class C      (6.26)%             11.21%
S&P 500(3).................................................               21.03%              35.88%

---------------

(1) Inception date for Classes A, B, and C is October 1, 1998.
(2) Includes sales charge.
(3) This unmanaged broad-based index includes 500 companies which tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2001, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.85%      0.85%      0.85%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses....................................................         1.62%      1.64%      1.65%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................         2.92%      3.49%      3.50%
Less Expense Reimbursement........................................        (1.17%)    (1.19%)    (1.20%)
                                                                          -----------------------------
Net Annual Fund Operating Expenses................................         1.75%      2.30%      2.30%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."

(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $644    $1,231    $1,842     $3,484
Class B.....................................................   $733    $1,361    $1,911     $3,559
Class C.....................................................   $333    $  963    $1,715     $3,695
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $644    $1,231    $1,842     $3,484
Class B.....................................................   $233    $  961    $1,711     $3,559
Class C.....................................................   $233    $  963    $1,715     $3,695

[Picture Description: Brass Telescope: located to the left of the section titled: "Enterprise Global Health Care Fund."]

                       ENTERPRISE GLOBAL HEALTH CARE FUND


                     FUND PROFILE



                     Investment Objective  Long-term capital appreciation



                     Principal Investments Equity securities of domestic and foreign companies in the health care sector



                     Fund Manager  Nicholas-Applegate Capital Management



                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; want investment in the global health care sector; and are willing to accept the increased risk of international investing for the possibility of higher returns



                     Investment Strategies The Global Health Care Fund normally invests at least 75% of its assets in health care sector equity securities. Normally, the Fund will invest the remainder of its assets in equity securities of other companies it believes will benefit from developments in the health care sector. The Fund considers the health care sector to include any company that designs, manufactures or sells products or services used for or in connection with health care or medicine, so long as the company derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the health care sector. As an example, these companies can include pharmaceutical companies, biotechnology research firms, medical product sales companies and health care facility operators. The Fund normally will invest at least 65% of its assets in the equity securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of companies in the United States. The Fund Manager expects a high portfolio turnover rate of 300% or more. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.



Principal Risks The Fund invests primarily in equity securities of domestic and foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging markets securities may be even more susceptible to these risks. Because the Fund concentrates in a single sector, its performance is largely dependent on the sector's performance, which may differ from that of the overall stock market. Generally, the health care industry is vulnerable to factors affecting the health care industry in particular, such as changes in government regulation and scientific and technological advances.



The Fund is non-diversified and may invest more its assets in the securities of a single issuer. This increases the Fund's risk because developments affecting an individual issuer have a greater impact on the Fund's performance.



PERFORMANCE INFORMATION



Information about Fund performance is not provided because this is a new Fund.

FEES AND EXPENSES



This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.



SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         1.00%      1.00%      1.00%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses(5).................................................         0.24%      0.24%      0.24%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................         1.69%      2.24%      2.24%
                                                                          -----------------------------


---------------


(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."


(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."


(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."


(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.


(5) Based on estimated annual amounts.



EXAMPLE



This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $639    $  982
Class B.....................................................   $727    $1,100
Class C.....................................................   $327    $  700
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $639    $  982
Class B.....................................................   $227    $  700
Class C.....................................................   $227    $  700

[Picture Description: Ticker: Old fashioned ticker tape: located to the left of the section titled: "Enterprise Small Company Growth Fund."]

                      ENTERPRISE SMALL COMPANY GROWTH FUND

                     FUND PROFILE

                     Investment Objective  Capital appreciation

                     Principal Investments U.S. common stocks of small capitalization companies

                     Fund Manager  William D. Witter, Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; are willing to accept the increased risk of investing in small company stocks for the possibility of higher returns; and want to diversify their portfolio to include small company stocks

                     Investment Strategies The Small Company Growth Fund invests primarily in common stocks of small capitalization companies with above-average growth characteristics that are reasonably valued. The Fund Manager uses a disciplined approach in evaluating growth companies. It relates the expected growth rate in earnings to the price-earnings ratio of the stock. Generally, the Fund Manager will not buy a stock if its price-earnings ratio exceeds its growth rate. By using this valuation parameter, the Fund Manager believes it moderates some of the inherent volatility in the small capitalization sector of the market. Securities will be sold when the Fund Manager believes the stock price exceeds the valuation criteria, or when the stock appreciates to a point where it is substantially overweighted in the portfolio, or when the company no longer meets expectations. The Fund Manager's goal is to hold a stock for a minimum of one year but this may not always be feasible and there may be times when short-term gains or losses will be realized.

Principal Risks The Fund invests primarily in common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, the Fund invests primarily in small-sized companies which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk by comparing the Fund's performance with a broad measure of market performance. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ slightly due to differences in expenses.

This bar chart shows the performance of the Fund's Class A shares for the past year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an                        BEST QUARTER
investment and shows changes in Class A shares                             30.84%
performance from 1998-1999]                                          (DECEMBER 31, 1999)

                                                                        WORST QUARTER
                                                                           -24.45%
                                                                    (SEPTEMBER 30, 1998)

-------------------------------------------------------------------------------------------------
                                                                                     RETURN SINCE
AVERAGE ANNUAL TOTAL RETURNS                                                         INCEPTION(1)
(AS OF THE CALENDAR YEAR ENDED                                           PAST ONE    ------------
DECEMBER 31, 1999)                                                         YEAR          FUND
-------------------------------------------------------------------------------------------------
Enterprise Small Company Growth Fund(2).....................  Class A     41.17%        11.66%
                                                              Class B     42.40%        11.64%
                                                              Class C     46.37%        13.20%
Russell 2000(3).............................................              21.26%         9.80%

---------------

(1) Inception date for Classes A, B and C is July 17, 1997. Performance reflects annualized return from July 31, 1997 to December 31, 1999.
(2) Includes sales charge.
(3) This unmanaged broad-based index measures the performance of 2,000 small capitalization companies. As of the latest reconstitution, the average market capitalization was approximately $592.0 million and the largest company in the index had an approximate market capitalization of $1,402.7 million. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2001, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         1.00%      1.00%      1.00%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses....................................................         0.84%      0.84%      0.84%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................         2.29%      2.84%      2.84%
Less Expense Reimbursement........................................        (0.44%)    (0.44%)    (0.44%)
                                                                          -----------------------------
Net Annual Fund Operating Expenses................................         1.85%      2.40%      2.40%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $654    $1,116    $1,604     $2,944
Class B.....................................................   $743    $1,239    $1,660     $3,004
Class C.....................................................   $343    $  839    $1,460     $3,135
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $654    $1,116    $1,604     $2,944
Class B.....................................................   $243    $  839    $1,460     $3,004
Class C.....................................................   $243    $  839    $1,460     $3,135

[Picture Description: Ticker: Old fashioned ticker tape: located to the left of the section titled: "Enterprise Small Company Value Fund."]

                      ENTERPRISE SMALL COMPANY VALUE FUND

                     FUND PROFILE

                     Investment Objective  Maximum capital appreciation

                     Principal Investments U.S. common stocks of small capitalization companies

                     Fund Manager Gabelli Asset Management Company (GAMCO Investors, Inc.)

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; are willing to accept the increased risk of investing in small company stocks for the possibility of higher returns; and want to diversify their portfolio to include small company stocks

                     Investment Strategies The Small Company Value Fund invests primarily in common stocks of small capitalization companies that the Fund Manager believes are undervalued -- that is, the stock's market price does not fully reflect the company's value. The Fund Manager uses a proprietary research technique to determine which stocks have a market price that is less than the "private market value" or what an investor would pay for the company. The Fund Manager then determines whether there is an emerging valuation catalyst that will focus investor attention on the underlying assets of the company and increase the market price. Smaller companies may be subject to a valuation catalyst such as increased investor attention, takeover efforts or a change in management.

Principal Risks The Fund invests primarily in common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, the Fund invests primarily in small-sized companies which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance from 1994-1999]

                   BEST QUARTER                                         WORST QUARTER
                      18.94%                                               -17.01%
                  (JUNE 30, 1997)                                   (SEPTEMBER 30, 1998)


-----------------------------------------------------------------------------------------------------------
                                                                                          RETURN SINCE
AVERAGE ANNUAL TOTAL RETURNS                                                              INCEPTION(1)
(AS OF THE CALENDAR YEAR ENDED                               PAST ONE    PAST FIVE    ---------------------
DECEMBER 31, 1999)                                             YEAR        YEARS      FUND     RUSSELL 2000
-----------------------------------------------------------------------------------------------------------
Enterprise Small Company Value Fund(2)..........  Class A     10.68%       15.32%     13.18%         --
                                                  Class B     10.47%         N/A      16.28%      16.30%
                                                  Class C     14.42%         N/A      20.16%      17.01%
Russell 2000(3).................................              21.26%       16.69%     13.27%

---------------

(1) Inception date for Class A shares is October 1, 1993; inception date for Class B shares is May 1, 1995; inception date for Class C shares is May 1, 1997.
(2) Includes sales charge.
(3) This unmanaged broad-based index measures the performance of 2,000 small capitalization companies. As of the latest reconstitution, the average market capitalization was approximately $592.0 million and the largest company in the index had an approximate market capitalization of $1,402.7 million. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses....................................................         0.43%      0.43%      0.44%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................         1.63%      2.18%      2.19%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $633    $  965    $1,319     $2,316
Class B.....................................................   $721    $1,082    $1,370     $2,374
Class C.....................................................   $322    $  685    $1,175     $2,524
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $633    $  965    $1,319     $2,316
Class B.....................................................   $221    $  682    $1,170     $2,374
Class C.....................................................   $222    $  685    $1,175     $2,524

[Picture Description: Ticker: Old fashioned ticker tape: located to the left of the section titled: "Enterprise Multi-Cap Growth Fund."]

                        ENTERPRISE MULTI-CAP GROWTH FUND

                     FUND PROFILE

                     Investment Objective  Long-term capital appreciation

                     Principal Investments Equity securities, such as common or preferred stocks, that are listed on U.S. exchanges or traded in the over-the-counter market

                     Fund Manager  Fred Alger Management, Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; are willing to accept the increased risk of investing in small and medium size company stocks for the possibility of higher returns; and want to diversify their portfolio to include small, medium and large company stocks

                     Investment Strategies The Multi-Cap Growth Fund invests primarily in growth stocks. The Fund Manager believes that these companies tend to fall into one of two categories:
                     High Unit Volume Growth and Positive Life Cycle Change. High Unit Volume Growth companies are those vital, creative companies that offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line. Positive Life Cycle Change companies are those companies experiencing a major change that is expected to produce advantageous results. These changes may be as varied as new management; new products or technologies; restructuring or reorganization; or merger and acquisition.

Principal Risks As a result of investing primarily in U.S. common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. Moreover, because the Fund can invest in mid-capitalization, small-capitalization and/or emerging growth companies, it is riskier than large-capitalization funds since such companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies.

PERFORMANCE INFORMATION

Information about Fund performance is not provided due to the fact that the Fund does not have returns for a full calendar year.

FEES AND EXPENSES

The table on the following page describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         1.00%      1.00%      1.00%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses(5).................................................         0.39%      0.39%      0.39%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................         1.84%      2.39%      2.39%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.
(5) Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $653    $1,026
Class B.....................................................   $742    $1,145
Class C.....................................................   $342    $  745
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $653    $1,026
Class B.....................................................   $242    $  745
Class C.....................................................   $242    $  745

[Picture Description: Ticker: Old fashioned ticker tape: located to the left of the section titled: "Enterprise Mid-Cap Growth Fund."]


                         ENTERPRISE MID-CAP GROWTH FUND



                     FUND PROFILE



                     Investment Objective  Long-term capital appreciation



                     Principal Investments Equity securities of U.S. companies that have mid-size market capitalizations



                     Fund Manager  Nicholas-Applegate Capital Management



                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; are willing to accept the increased risk of investing in medium size company stocks for the possibility of higher returns; and want to diversify their portfolios to include medium company stocks



                     Investment Strategies The Mid-Cap Growth Fund primarily invests in companies with mid-sized market capitalizations. Generally, mid-sized companies are those with market capitalizations corresponding to the middle 90% of the Russell Mid-Cap Growth Index, as measured at the time of purchase by the Fund.



The Fund Manager focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies. This means that the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.



The Fund may lend portfolio securities equaling up to 30% of its total assets on a short-term or long-term basis. The Fund Manager expects a high portfolio turnover rate of 200% or more.



Principal Risks The Fund invests in equity securities of U.S. companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, because the Fund invests in mid-capitalization companies, it is riskier than large-capitalization funds since such companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies.



PERFORMANCE INFORMATION



Information about Fund performance is not provided because this is a new Fund.



FEES AND EXPENSES



This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses(5).................................................         0.23%      0.23%      0.23%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................         1.43%      1.98%      1.98%
                                                                          -----------------------------


---------------


(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."


(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."


(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."


(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.


(5) Based on estimated annual amounts.



EXAMPLE



This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $614    $  906
Class B.....................................................   $701    $1,021
Class C.....................................................   $301    $  621
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $614    $  906
Class B.....................................................   $201    $  621
Class C.....................................................   $201    $  621

[Picture Description: Columns of various heights: located to the left of the section titled: "Enterprise Growth Fund."]

                             ENTERPRISE GROWTH FUND

                     FUND PROFILE

                     Investment Objective  Capital appreciation

                     Principal Investments U.S. common stocks of large capitalization companies

                     Fund Manager  Montag & Caldwell, Inc.

                     Who May Want To Invest Investors who want the value of their investment to grow but do not need to receive income on their investment

                     Investment Strategies The Growth Fund invests primarily in U.S. common stocks. The "Growth at a Reasonable Price" strategy employed by the Fund combines growth and value style investing. This means that the Fund invests in the stocks of companies with long-term earnings potential, but which are currently selling at a discount to their estimated long-term value. The Fund's equity selection process is generally lower risk than a typical growth stock approach. Valuation is the key selection criterion which makes the investment style risk averse. Also emphasized are growth characteristics to identify companies whose shares are attractively priced and may experience strong earnings growth relative to other companies.

Principal Risks As a result of investing primarily in U.S. common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance from 1990-1999]

                   BEST QUARTER                                         WORST QUARTER
                      26.81%                                               -15.64%
                (DECEMBER 31, 1998)                                 (SEPTEMBER 30, 1990)

----------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                           RETURN SINCE INCEPTION(1)
(AS OF THE CALENDAR YEAR ENDED                    PAST ONE    PAST FIVE    PAST TEN    -------------------------
DECEMBER 31, 1999)                                  YEAR        YEARS       YEARS       FUND         S&P 500(2)
----------------------------------------------------------------------------------------------------------------
Enterprise Growth Fund(3)..............  Class A   16.28%       30.07%      19.65%         --              --
                                         Class B   16.30%         N/A         N/A       29.80%          27.50%
                                         Class C   20.28%         N/A         N/A       27.82%          27.39%
S&P 500(2).............................            21.03%       28.55%      18.21%

---------------

(1) Returns track inception dates for Class B shares and Class C shares of May 1, 1995 and May 1, 1997, respectively.
(2) This unmanaged broad-based index includes 500 companies that tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.
(3) Includes sales charge.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses....................................................         0.20%      0.20%      0.20%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................         1.40%      1.95%      1.95%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $611    $  897    $1,204     $2,075
Class B.....................................................   $698    $1,012    $1,252     $2,133
Class C.....................................................   $298    $  612    $1,052     $2,275
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $611    $  897    $1,204     $2,075
Class B.....................................................   $198    $  612    $1,052     $2,133
Class C.....................................................   $198    $  612    $1,052     $2,275

[Picture Description: Columns of various heights: located to the left of the section titled: "Enterprise Equity Fund."]

                             ENTERPRISE EQUITY FUND

                     FUND PROFILE

                     Investment Objective  Long-term capital appreciation

                     Principal Investments  U.S. common stocks

                     Fund Manager  TCW Investment Management Company

                     Who May Want To Invest Investors who want the value of their investment to grow but do not need to receive income on their investment

                     Investment Strategies The Equity Fund invests primarily in U.S. common stocks of companies that meet the Fund Manager's criteria of high return on investment capital, strong positions within their industries, sound financial fundamentals and management committed to shareholder interests. The Fund Manager selects companies with one or more of the following characteristics: superior business practices that will benefit from long-term trends, superior growth, profitability and leading market share versus others in their industry, strong enduring business models, valuable consumer or commercial franchises, high return on capital, favorable price to intrinsic value and undervalued assets.

Principal Risks The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk by comparing the Fund's performance with a broad measure of market performance. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than shown below.

[Chart Description: Illustrates volatility of an                        BEST QUARTER
investment and shows changes in Class A shares                             19.37%
performance from 1998-1999]                                          (DECEMBER 31, 1999)

                                                                        WORST QUARTER
                                                                           -11.80%
                                                                    (SEPTEMBER 30, 1998)

------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                      RETURN SINCE INCEPTION(1)
(AS OF THE CALENDAR YEAR ENDED                                      PAST ONE      --------------------------
DECEMBER 31, 1999)                                                    YEAR         FUND         S&P 500(2)
------------------------------------------------------------------------------------------------------------
Enterprise Equity Fund(3)..............................  Class A     11.63%        15.83%          27.37%
                                                         Class B     11.49%        16.45%          27.37%
                                                         Class C     15.30%        17.34%          27.37%
S&P 500(2).............................................              21.03%        27.37%          27.37%

---------------

(1) Returns track inception date for Classes A, B and C of May 1, 1997.
(2) This unmanaged broad-based index includes 500 companies that tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.
(3) Includes sales charge.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2001, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses....................................................         1.35%      1.35%      1.34%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................         2.55%      3.10%      3.09%
Less Expense Reimbursement........................................        (0.95%)    (0.95%)    (0.94%)
                                                                          -----------------------------
Net Annual Fund Operating Expenses................................         1.60%      2.15%      2.15%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $630    $1,145    $1,685     $3,156
Class B.....................................................   $718    $1,268    $1,743     $3,217
Class C.....................................................   $318    $  866    $1,539     $3,336
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $630    $1,145    $1,685     $3,156
Class B.....................................................   $218    $  868    $1,543     $3,217
Class C.....................................................   $218    $  866    $1,539     $3,336

[Picture Description: Columns of various heights: located to the left of the section titled: "Enterprise Equity Income Fund."]



                         ENTERPRISE EQUITY INCOME FUND



                     FUND PROFILE



                     Investment Objective A combination of growth and income to achieve an above-average and consistent total return



                     Principal Investments  Dividend-paying U.S. common stocks



                     Fund Manager  1740 Advisers, Inc.



                     Who May Want To Invest Investors who want the value of their investment to grow with the potential of receiving dividend income



                     Investment Strategies The Equity Income Fund invests primarily in dividend-paying U.S. common stocks. The goal is capital appreciation combined with a high level of current income. Dividend yield relative to the S&P 500 average is used as a discipline and measure of value in selecting stocks for the Fund. To qualify for a purchase, a stock's yield must be greater than the S&P 500's average dividend yield. The stock must be sold within two quarters after its dividend yield falls below that of the S&P average. The effect of this discipline is that a stock will be sold if increases in its annual dividends do not keep pace with increases in its market price.



Principal Risks The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.



PERFORMANCE INFORMATION



The bar chart below and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.



This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.



[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance from 1990-1999]



                   BEST QUARTER                                         WORST QUARTER
                      14.94%                                               -13.46%
                  (JUNE 30, 1997)                                   (SEPTEMBER 30, 1990)

--------------------------------------------------------------------------------------------------------------------
                                                                                          RETURN SINCE INCEPTION(1)
                                                                                          --------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                                             S&P 500/
(AS OF THE CALENDAR YEAR ENDED                       PAST ONE    PAST FIVE    PAST TEN                 BARRA VALUE
DECEMBER 31, 1999)                                     YEAR        YEARS       YEARS        FUND         INDEX(2)
--------------------------------------------------------------------------------------------------------------------
Enterprise Equity Income Fund(3).......   Class A      2.11%       17.97%      12.25%         --             --
                                          Class B      1.55%         N/A         N/A       17.20%         21.48%
                                          Class C      5.64%         N/A         N/A       13.21%         19.03%
S&P 500/Barra Value Index(2)...........               12.72%       22.94%      15.37%


---------------


(1) Inception dates for Class A, Class B and Class C shares are September 14, 1987, May 1, 1995 and May 1, 1997, respectively.


(2) This unmanaged broad-based index is comprised of S&P companies sorted with low price to book ratios. It includes reinvested dividends.


(3) Includes sales charge.



FEES AND EXPENSES



This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2001, to the expense ratios set forth in the table.



SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses....................................................         0.31%      0.32%      0.32%
                                                                          -----------------------------
Total Annual Operating Expenses...................................         1.51%      2.07%      2.07%
Less Expense Reimbursement........................................        (0.01%)    (0.02%)    (0.02%)
                                                                          -----------------------------
Net Annual Fund Operating Expenses................................         1.50%      2.05%      2.05%
                                                                          -----------------------------


---------------


(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."


(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."


(3) This sales charge is imposed if you sell Class C shares within one year of your purchase. See "Shareholder Account Information."


(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.



EXAMPLE



This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $620    $  929    $1,259     $2,190
Class B.....................................................   $708    $1,047    $1,312     $2,255
Class C.....................................................   $308    $  647    $1,112     $2,398
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $620    $  929    $1,259     $2,190
Class B.....................................................   $208    $  647    $1,112     $2,255
Class C.....................................................   $208    $  647    $1,112     $2,398

[Picture Description: Columns of various heights: located to the left of the section titled: "Enterprise Growth and Income Fund."]



                       ENTERPRISE GROWTH AND INCOME FUND



                     FUND PROFILE



                     Investment Objective Total return through capital appreciation with income as a secondary consideration



                     Principal Investments Broadly diversified group of U.S. common stocks of large capitalization companies



                     Fund Manager  Retirement System Investors Inc.



                     Who May Want To Invest Investors who want the value of their investment to grow with the potential of receiving dividend income



                     Investment Strategies The Growth and Income Fund invests primarily in U.S. common stocks of large capitalization companies. The Fund selects stocks that it believes will appreciate in value, seeking to take advantage of temporary stock price inefficiencies which may be caused by market participants focusing heavily on short-term developments. In selecting stocks for the Fund, the Fund Manager employs a "value-oriented" strategy. This means that the Fund Manager attempts to identify stocks of companies that have greater value than is recognized by the market generally. The Fund Manager considers a number of factors, such as sales, growth and profitability prospects for the economic sector and markets in which the company operates and sells its products and services, the company's stock market price, earnings level and projected earnings growth rate. The Fund Manager also considers current and projected dividend yields. The Fund Manager compares this information to that of other companies in determining relative value and dividend potential.



Principal Risks The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.



PERFORMANCE INFORMATION



The bar chart below and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk by comparing the Fund's performance with a broad measure of market performance. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.



This bar chart shows the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than shown below.

[Chart Description: Illustrates volatility of an                        BEST QUARTER
investment and shows changes in Class A shares                             19.29%
performance from 1998-1999]                                          (DECEMBER 31, 1998)
                                                                        WORST QUARTER
                                                                           -12.49%
                                                                    (SEPTEMBER 30, 1998)



-----------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                            RETURN SINCE INCEPTION(1)
(AS OF THE CALENDAR YEAR ENDED                                 PAST ONE    PAST FIVE    -------------------------
DECEMBER 31, 1999)                                               YEAR        YEARS       FUND         S&P 500(2)
-----------------------------------------------------------------------------------------------------------------
Enterprise Growth and Income Fund(3)..............  Class A     26.64%         N/A      17.42%           21.25%
                                                    Class B     27.20%         N/A      17.89%           21.25%
                                                    Class C     31.29%         N/A      19.24%           21.25%
S&P 500(2)........................................              21.03%       28.55%


---------------


(1) Inception date for Classes A, B and C is July 17, 1997. Performance reflects annualized return from July 31, 1997 to December 31, 1999 for each Class and S&P 500.


(2) This unmanaged broad-based index includes 500 companies that tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.


(3) Includes sales charge.



FEES AND EXPENSES



This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2001, to the expense ratios set forth in the table.



SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................       4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................       None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................          0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(4)..........................          0.45%      1.00%      1.00%
Other Expenses....................................................          0.44%      0.44%      0.45%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................          1.64%      2.19%      2.20%
Less Expense Reimbursement........................................         (0.14%)    (0.14%)    (0.15%)
                                                                          -----------------------------
Net Annual Fund Operating Expenses................................          1.50%      2.05%      2.05%
                                                                          -----------------------------


---------------


(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."


(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."


(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."


(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.



EXAMPLE



This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $620    $  955    $1,312     $2,315
Class B.....................................................   $708    $1,072    $1,362     $2,374
Class C.....................................................   $308    $  674    $1,166     $2,522
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $620    $  955    $1,312     $2,315
Class B.....................................................   $208    $  672    $1,162     $2,374
Class C.....................................................   $208    $  674    $1,166     $2,522

[Picture Description: Columns of various heights: located to the left of the section titled: "Enterprise Capital Appreciation Fund."]

                      ENTERPRISE CAPITAL APPRECIATION FUND

                     FUND PROFILE

                     Investment Objective  Maximum capital appreciation

                     Principal Investments U.S. common stocks of companies that demonstrate strong future earnings growth potential, product leadership and consistently strong financial characteristics

                     Fund Manager  Marsico Capital Management, LLC

                     Who May Want To Invest Investors who want the value of their investment to grow but do not need to receive income on their investment and are willing to accept the increased risk associated with more aggressive investment strategies Investment Strategies The Capital Appreciation Fund's investment strategy blends top-down economic and industry analysis with bottom-up stock selection. The Fund Manager's investment approach emphasizes large capitalization U.S. companies that are believed to have the ability to produce above-average earnings growth. The investment process begins by establishing an overall macroeconomic outlook which in turn forms the strategic backdrop for actual portfolio construction. Various economic, social and political factors are considered, including global trends (e.g., productivity enhancements), interest rates, inflation, central bank policies, the regulatory environment, and the overall competitive landscape. This analysis also seeks to uncover specific industries and companies that are expected to benefit from the macroeconomic environment. The potential for maximum capital appreciation is the basis for investment decisions; any income is incidental.

Stock selection stresses rigorous hands-on fundamental internal research. The primary focus is to identify companies with market expertise/dominance, durable franchises, improving fundamentals (e.g., margins, Return on Equity, Return on Assets), strong balance sheets, global distribution capabilities and experienced management teams. Valuation is also an important consideration in selecting stocks. Stocks are sold for three primary reasons: overvaluation relative to expected earnings growth potential, other companies become more desirable or a permanent change in industry/company fundamentals that no longer supports the reason the stock was purchased.

Principal Risks The Fund's investment universe consists of large, medium and small capitalization common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, small- to mid-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have somewhat limited product lines, markets and financial resources, and may depend upon a relatively small- to medium-sized management group.

PERFORMANCE INFORMATION

The bar chart and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance from 1990-1999]

                   BEST QUARTER                                         WORST QUARTER
                      34.48%                                               -17.81%
                (DECEMBER 31, 1999)                                 (SEPTEMBER 30, 1990)

----------------------------------------------------------------------------------------------------------------
                                                                                       RETURN SINCE INCEPTION(1)
                                                                                       -------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                                         S&P 500/
(AS OF THE CALENDAR YEAR ENDED                    PAST ONE    PAST FIVE    PAST TEN                BARRA GROWTH
DECEMBER 31, 1999)                                  YEAR        YEARS       YEARS       FUND         INDEX(2)
----------------------------------------------------------------------------------------------------------------
Enterprise Capital Appreciation
  Fund(3)............................  Class A     32.78%       24.94%      18.44%         --             --
                                       Class B     33.62%         N/A         N/A       25.96%         32.99%
                                       Class C     37.64%         N/A         N/A       34.34%         34.95%
S&P 500/Barra Growth Index(2)........              28.24%       33.64%      20.61%

---------------

(1) Inception dates for Class A, Class B and Class C shares are September 14, 1987; May 1, 1995 and May 1, 1997, respectively.
(2) This unmanaged broad-based index is comprised of U.S. common stocks in the S&P 500 with high price to book ratios. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.
(3) Includes sales charge.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN A FUND)  CLASS A    CLASS B    CLASS C
----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price)(1)...........................     4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)...............................................     None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses....................................................         0.32%      0.33%      0.36%
                                                                          -----------------------------
         Total Annual Fund Operating Expenses.....................         1.52%      2.08%      2.11%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $622    $  932    $1,265     $2,201
Class B.....................................................   $711    $1,052    $1,319     $2,267
Class C.....................................................   $314    $  661    $1,134     $2,441
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $622    $  932    $1,265     $2,201
Class B.....................................................   $211    $  652    $1,119     $2,267
Class C.....................................................   $214    $  661    $1,134     $2,441

[Picture Description: Columns of various heights: located to the left of the section titled: "Enterprise Large-Cap Fund."]


                           ENTERPRISE LARGE-CAP FUND


                     FUND PROFILE



                     Investment Objective  Long-term capital appreciation



                     Principal Investments Equity securities of U.S. companies that have large capitalizations



                     Fund Manager  Nicholas-Applegate Capital Management



                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; are willing to accept the increased risk of investing in large capitalization company stocks for the possibility of higher returns; and want to diversify their portfolios to include large company stocks



                     Investment Strategies The Large-Cap Fund primarily invests in companies with large market capitalizations. Generally, large-sized companies are those with market capitalizations corresponding to the upper 90% of the Russell 1000 Growth Index, as measured at the time of purchase by the Fund.



The Fund Manager focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies. This means that the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.



The Fund Manager expects a high portfolio turnover rate of 200% or more. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.



Principal Risks The Fund invests in equity securities of U.S. companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, because the Fund invests in companies that the Fund Manager believes have the potential for rapid growth, the Fund might have a higher risk of price volatility than a fund that emphasizes other styles. The price volatility of the Fund could, however, be lower than funds of other styles because large-cap equities sometimes have more stable prices than equities of smaller companies.



PERFORMANCE INFORMATION



Information about Fund performance is not provided because this is a new Fund.



FEES AND EXPENSES



This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses(5).................................................         0.23%      0.23%      0.23%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................         1.43%      1.98%      1.98%
                                                                          -----------------------------


---------------


(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."


(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."


(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."


(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.


(5) Based on estimated annual amounts.



EXAMPLE



This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $614    $  906
Class B.....................................................   $701    $1,021
Class C.....................................................   $301    $  621
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $614    $  906
Class B.....................................................   $201    $  621
Class C.....................................................   $201    $  621

[Picture Description: Globe: located to the left of the section titled:
"Enterprise International Growth Fund."]


                      ENTERPRISE INTERNATIONAL GROWTH FUND

                     FUND PROFILE

                     Investment Objective  Capital appreciation

                     Principal Investments  Non-U.S. equity securities

                     Fund Manager  Vontobel USA Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income and who are willing to accept the increased risk of international investing for the possibility of higher returns

                     Investment Strategies The International Growth Fund invests primarily in non-U.S. equity securities that the Fund Manager believes are undervalued. The Fund Manager uses an approach that involves bottom-up stock selection. The Fund Manager looks for companies that are good predictable businesses selling at attractive prices relative to an estimate of intrinsic value. The Fund Manager diversifies investments among European, Australian and Far East ("EAFE") markets.

                     Principal Risks The Fund invests primarily in common stocks of foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging market securities may be even more susceptible to these risks.

PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance from 1990-1999]

                   BEST QUARTER                                         WORST QUARTER
                      31.07%                                               -18.21%
                (DECEMBER 31, 1999)                                 (SEPTEMBER 30, 1990)

-----------------------------------------------------------------------------------------------------------------
                                                                                       RETURNS SINCE INCEPTION(1)
AVERAGE ANNUAL TOTAL RETURNS                                                           --------------------------
(AS OF THE CALENDAR YEAR ENDED                    PAST ONE    PAST FIVE    PAST TEN                   MSCI EAFE
DECEMBER 31, 1999)                                  YEAR        YEARS       YEARS        FUND         INDEX(2)
-----------------------------------------------------------------------------------------------------------------
Enterprise International Growth
  Fund(3)..........................    Class A     33.13%       15.57%       9.95%          --             --
                                       Class B     34.02%         N/A         N/A        16.88%         12.47%
                                       Class C     37.95%         N/A         N/A        19.59%         18.34%
MSCI EAFE Index....................                26.96%       12.83%       7.01%

---------------

(1) Inception dates for Class A, Class B and Class C shares are September 14, 1987, May 1, 1995, and May 1, 1997, respectively.
(2) The Morgan Stanley Capital International Europe, Australia and the Far East (MSCI EAFE) Index is a market capitalization weighted, equity index comprised of 1,032 companies that are representative of the market structure of 20 countries, excluding the United States, Canada and other regions such as Latin America. Constituent stocks are selected on the basis of industry representation, liquidity and sufficient float. One cannot invest directly in an index.
(3) Includes sales charge.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.85%      0.85%      0.85%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses....................................................         0.64%      0.63%      0.63%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................         1.94%      2.48%      2.48%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $663    $1,055    $1,472     $2,632
Class B.....................................................   $751    $1,173    $1,521     $2,683
Class C.....................................................   $351    $  773    $1,321     $2,816
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $663    $1,055    $1,472     $2,632
Class B.....................................................   $251    $  773    $1,321     $2,683
Class C.....................................................   $251    $  773    $1,321     $2,816

[Picture Description: Globe: located to the left of the section titled:
"Enterprise Global Socially Responsive Fund."]


                   ENTERPRISE GLOBAL SOCIALLY RESPONSIVE FUND



                     FUND PROFILE



                     Investment Objective  Total return



                     Principal Investments Equity securities of companies located in countries that are included in the MSCI World Index that meet the Fund's social and investment criteria



                     Fund Manager  Rockefeller & Co., Inc.



                     Who May Want To Invest Investors who want to make socially responsible investments and want the value of their investment to grow



                     Investment Strategies The Global Socially Responsive Fund invests primarily in equity securities of companies that the Fund Manager believes are socially responsible and which are located in countries that are included in the MSCI World Index, including the U.S., Canada and Australia, and certain developed markets located in Europe and the Far
East. The term "responsive" is used to distinguish between absolute and relative standards of corporate social responsibility. The Fund Manager believes that no company is perfect on any of the relevant social criteria, but looks for companies that demonstrate a commitment to progress. To find companies that are socially responsive, the Fund Manager actively looks for companies that are demonstrating leadership in one or more of the following areas: human rights, public health, governance, products, services and marketing, workplace environment, environmental stewardship and community. These companies also may show a commitment to improving the quality of communication to shareholders and stakeholders and to developing solution-oriented policies and practices. Like other socially responsible investment vehicles, the Fund does not invest in industries such as tobacco and gambling, weapons or nuclear power, or invest in companies that are known to violate human rights. The Fund Manager believes that good corporate citizenship has the potential to create good investment opportunities; wherever possible, the Fund seeks to invest in companies that the Fund Manager believes derive a competitive advantage from the socially responsive products, policies and practices developed by such companies. The Fund Manager seeks companies that combine these social criteria with an investment management criteria of potentially high return on investment capital, strong quality of management, sound financial resources and good overall business prospects. In selecting equity securities, the Fund Manager uses its own valuation models to determine fair value and looks for securities that are selling at discounts to their fair value, independent of region or style bias. The Fund seeks to own growth and/or value stocks depending on their relative attractiveness.



Principal Risks The Fund invests primarily in common stocks located in countries that are included in the MSCI World Index. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. competitors. In addition, information regarding foreign companies may not be as readily available as U.S. companies. Therefore, it may be difficult to determine whether foreign companies meet the same social criteria as U.S. companies. The Fund may be restricted by its focus on socially responsive investing and therefore, the investments that the Fund Manager selects may under perform other investments or the stock markets generally.

PERFORMANCE INFORMATION



Information about Fund performance is not provided due to the fact that the Fund does not have returns for a full calendar year.



FEES AND EXPENSES



The table below describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2001, to the expense ratios set forth in the table.



SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................        4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)    CLASS A    CLASS B    CLASS C
---------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.90%      0.90%      0.90%
Distribution and Service (12b-1) Fees(4)..........................           0.45%      1.00%      1.00%
Other Expenses(5).................................................           0.92%      0.92%      0.92%
                                                                            -----------------------------
Total Annual Fund Operating Expenses..............................           2.27%      2.82%      2.82%
Less Expense Reimbursements.......................................          (0.52%)    (0.52%)    (0.52%)
                                                                            -----------------------------
Net Annual Fund Operating Expenses................................           1.75%      2.30%      2.30%
                                                                            -----------------------------


---------------


(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."


(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."


(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."


(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.


(5) Based on estimated annual amounts.



EXAMPLE



This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $644    $1,104
Class B.....................................................   $733    $1,226
Class C.....................................................   $333    $  826
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $644    $1,104
Class B.....................................................   $233    $  826
Class C.....................................................   $233    $  826

[Picture Description: Globe: located to the left of the section titled:
"Enterprise International Core Growth Fund."]


                   ENTERPRISE INTERNATIONAL CORE GROWTH FUND



                     FUND PROFILE



                     Investment Objective  Long-term capital appreciation



                     Principal Investments  Foreign equity securities



                     Fund Manager  Nicholas-Applegate Capital Management



                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income and who are willing to accept the increased risk of global investing for the possibility of higher returns


                     Investment Strategies The International Core Growth Fund invests primarily in equity securities of large capitalization foreign and domestic companies. The Fund Manager considers a company to be a large capitalization company if its market capitalization is in the top 75% of publicly traded companies as measured by stock market capitalizations in over 50 countries. The Fund seeks out large capitalization growth companies that are managing change advantageously and poised to exceed growth expectations. In addition, the Fund Manager focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. This means that the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Fund Manager will allocate Fund assets among securities of companies in countries that it expects to provide the best opportunities for meeting the Fund's investment objective.



The Fund Manager expects a high portfolio turnover rate of 200% or more. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.



Principal Risks Because the Fund invests primarily in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging market securities may be even more susceptible to these risks. In addition, because the Fund invests in companies that the Fund Manager believes have the potential for rapid growth, the Fund might have a higher risk of price volatility than a fund that emphasizes other styles. The price volatility of the Fund could, however, be lower than funds of other styles because large capitalization equities sometimes have more stable prices than equities of smaller companies.



PERFORMANCE INFORMATION



Information about Fund performance is not provided because this is a new Fund.

FEES AND EXPENSES



This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.



SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         1.00%      1.00%      1.00%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses(5).................................................         0.45%      0.45%      0.45%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................         1.90%      2.45%      2.45%
                                                                          -----------------------------


---------------


(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."


(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."


(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."


(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.


(5) Based on estimated annual amounts.



EXAMPLE



This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $659    $1,044
Class B.....................................................   $748    $1,164
Class C.....................................................   $348    $  764
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $659    $1,044
Class B.....................................................   $248    $  764
Class C.....................................................   $248    $  764

[Picture Description: Globe: located to the left of the section titled:
"Enterprise Emerging Countries Fund."]


                       ENTERPRISE EMERGING COUNTRIES FUND



                     FUND PROFILE



                     Investment Objective  Long-term capital appreciation



                     Principal Investments  Non-U.S. equity securities



                     Fund Manager  Nicholas-Applegate Capital Management



                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income and who are willing to accept the increased risk of international investing for the possibility of higher returns


                     Investment Strategies The Emerging Countries Fund invests primarily in equity securities of foreign companies located in at least three countries with emerging securities markets. The Fund Manager considers a market to be emerging if, in the opinion of the Fund Manager, it is less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation. These are markets that have yet to reach a level of maturity associated with developed foreign stock markets, especially in terms of participation by investors. The Fund Manager currently selects portfolio securities from an investment universe of approximately 6,000 foreign companies in over 35 emerging markets.



The Fund seeks out growth companies that are in the early stages of development and that it believes are undergoing a basic change in operations. In selecting companies, the Fund Manager focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. This means that the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Fund Manager will allocate Fund assets among securities of companies in countries that it expects to provide the best opportunities for meeting the Fund's investment objective.



The Fund Manager expects a high portfolio turnover rate of 200% or more. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.



Principal Risks Because the Fund invests primarily in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging market securities may be even more susceptible to these risks and are generally riskier than other types of foreign investments.



PERFORMANCE INFORMATION



Information about Fund performance is not provided because this is a new Fund.

FEES AND EXPENSES



This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.



SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         1.25%      1.25%      1.25%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses(5).................................................         0.47%      0.47%      0.47%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................         2.17%      2.72%      2.72%
                                                                          -----------------------------


---------------


(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."


(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."


(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."


(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.


(5) Based on estimated annual amounts.



EXAMPLE



This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $685    $1,122
Class B.....................................................   $775    $1,244
Class C.....................................................   $375    $  844
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $685    $1,122
Class B.....................................................   $275    $  844
Class C.....................................................   $275    $  844

[Picture Description: Globe: located to the left of the section titled:
"Enterprise Worldwide Growth Fund."]


                        ENTERPRISE WORLDWIDE GROWTH FUND



                     FUND PROFILE



                     Investment Objective  Long-term capital appreciation



                     Principal Investments Foreign and domestic equity securities



                     Fund Manager  Nicholas-Applegate Capital Management



                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income and who are willing to accept the increased risk of global investing for the possibility of higher returns


                     Investment Strategies The Worldwide Growth Fund invests primarily in equity securities of foreign and domestic companies, and normally it will invest at least 65% of its total assets in securities of companies that are located in at least three different countries, including countries with emerging securities markets. The Fund Manager focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. This means that the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Fund Manager will allocate Fund assets among securities of companies in countries that it expects to provide the best opportunities for meeting the Fund's investment objective.



The Fund Manager expects a high portfolio turnover rate of 200% or more. The Fund may also lend portfolio assets on a short-term and long-term basis, up to 30% of its total assets.



Principal Risks Because the Fund invests primarily in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging market securities may be even more susceptible to these risks.



PERFORMANCE INFORMATION



Information about Fund performance is not provided because this is a new Fund.



FEES AND EXPENSES



This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         1.00%      1.00%      1.00%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses(5).................................................         0.27%      0.27%      0.27%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................         1.72%      2.27%      2.27%
                                                                          -----------------------------


---------------


(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."


(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."


(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."


(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.


(5) Based on estimated annual amounts.



EXAMPLE



This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $642    $  991
Class B.....................................................   $730    $1,109
Class C.....................................................   $330    $  709
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $642    $  991
Class B.....................................................   $230    $  709
Class C.....................................................   $230    $  709

[Picture Description: Three Stones lying in a small brook: located to the left of the section titled: "Enterprise Balanced Fund."]

                            ENTERPRISE BALANCED FUND

                     FUND PROFILE

                     Investment Objective  Long-term total return

                     Principal Investments A combination of equity, fixed income and short-term securities

                     Fund Manager  Montag & Caldwell, Inc.

                     Who May Want To Invest Investors who want the value of their investment to grow and also want to receive income on their investment

                     Investment Strategies Generally, between 55% and 75% of the Balanced Fund's total assets will be invested in equity securities, and at least 25% of the Balanced Fund's total assets will be invested in fixed income securities. The portfolio allocation will vary based upon the Fund Manager's assessment of the return potential of each asset class. For equity investments, the Fund Manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that have a strong history of earnings growth; attractive prices relative to the company's potential for above average growth; long-term earnings and revenue growth; strong balance sheets; a sustainable competitive advantage; positions as (or the potential to become) industry leaders; and the potential to outperform the market during downturns. When selecting fixed income securities, the Fund Manager will seek to maintain the Fund's weighted average duration within 20% of the duration of the Lehman Brothers Government Corporate Index. Emphasis is also placed on diversification and credit analysis. The Fund will only invest in fixed income securities with an "A" or better rating. Fixed income investments will include: U.S. Government securities; corporate bonds; mortgage/asset-backed securities; and money market securities and repurchase agreements.

Principal Risks The Fund invests in both common stocks and debt securities. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. In addition, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. The risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to events related to the issuer as well as to general economic or governmental events.

PERFORMANCE INFORMATION

Information about Fund performance is not provided due to the fact that the Fund does not have returns for a full calendar year.

FEES AND EXPENSES

The table on the next page describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2001, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses(5).................................................         1.41%      1.40%      1.36%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................         2.61%      3.15%      3.11%
Less Expense Reimbursement........................................        (1.21%)    (1.20%)    (1.16%)
                                                                          -----------------------------
Net Annual Fund Operating Expenses................................         1.40%      1.95%      1.95%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.
(5) Based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR    3 YEARS
-------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $611     $1,138
Class B.....................................................   $698     $1,259
Class C.....................................................   $298     $  851
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $611     $1,138
Class B.....................................................   $198     $  859
Class C.....................................................   $198     $  851

[Picture Description: Three Stones lying in a small brook: located to the left of the section titled: "Enterprise Managed Fund."]

                            ENTERPRISE MANAGED FUND

                     FUND PROFILE

                     Investment Objective  Growth of capital over time

                     Principal Investments Common stocks, bonds and cash equivalents, the percentages of which will vary based on the Fund Manager's assessment of relative investment values

                     Fund Managers  OpCap Advisors
                                   Sanford C. Bernstein & Co., Inc.

                     Who May Want To Invest Investors who want the value of their investment to grow but do not need to receive income on their investment

                     Investment Strategies The Managed Fund invests in a diversified portfolio of common stocks, bonds and cash equivalents. The allocation of the Fund's assets among the different types of permitted investments will vary from time to time based upon the Fund Managers' evaluation of economic and market trends and its perception of the relative values available from such types of securities at any given time. There is neither a minimum nor a maximum percentage of the Fund's assets that may, at any given time, be invested in any specific types of investments. However, the Fund invests primarily in equity securities at times when the Fund Manager believes that the best investment values are available in the equity markets. The Fund may invest almost all of its assets in high-quality short-term money market and cash equivalent securities when the Fund Manager deems it advisable to preserve capital. Consequently, while the Fund will earn income to the extent it is invested in bonds or cash equivalents, the Fund does not have any specific income objective. The bonds in which the Fund may invest will normally be investment grade intermediate to long-term U.S. Government and corporate debt.

Principal Risks The Fund invests in both common stocks and debt securities. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. In addition, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. The risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to factors affecting the issuer and economic or political events, increasing the risk that the issuer may default on payments of interest or principal.

PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance from 1995-1999]

                   BEST QUARTER                                         WORST QUARTER
                      13.46%                                               -14.60%
                  (JUNE 30, 1997)                                   (SEPTEMBER 30, 1998)

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                         RETURN SINCE INCEPTION(1)
(AS OF THE CALENDAR YEAR ENDED                              PAST ONE    PAST FIVE    -------------------------
DECEMBER 31, 1999)                                            YEAR        YEARS       FUND         S&P 500(2)
--------------------------------------------------------------------------------------------------------------
Enterprise Managed Fund(3).....................  Class A      2.32%       17.40%      16.12%          27.01%
                                                 Class B      1.75%         N/A       15.32%          27.50%
                                                 Class C      6.64%         N/A       11.09%          27.39%
S&P 500........................................              21.03%       28.55%

---------------

(1) Inception dates for Class A, Class B and Class C shares were October 3, 1994; May 1, 1995 and May 1, 1997, respectively.
(2) This unmanaged broad-based index includes 500 companies which tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.
(3) Includes sales charge.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses....................................................         0.28%      0.28%      0.28%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................         1.48%      2.03%      2.03%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $618    $  921    $1,245     $2,159
Class B.....................................................   $706    $1,037    $1,293     $2,217
Class C.....................................................   $306    $  637    $1,093     $2,358
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $618    $  921    $1,245     $2,159
Class B.....................................................   $206    $  637    $1,093     $2,217
Class C.....................................................   $206    $  637    $1,093     $2,358

[Picture Description: Antiqued piggy bank with various coins lying beside: located to the left of the section titled: "Enterprise Government Securities Fund."]

                     ENTERPRISE GOVERNMENT SECURITIES FUND

                     FUND PROFILE

                     Investment Objective Current income and safety of principal

                     Principal Investments Securities that are obligations of the U.S. Government, its agencies or instrumentalities

                     Fund Manager  TCW Investment Management Company

                     Who May Want To Invest Conservative investors who want to receive income from their investment

                     Investment Strategies The Government Securities Fund invests primarily in securities that are obligations of the U.S. Government, its agencies or instrumentalities. The Fund's investments may include securities issued by the U.S. Treasury, such as treasury bills, treasury notes and treasury bonds. In addition, the Fund may invest in securities that are issued or guaranteed by agencies and instrumentalities of the U.S. Government. Securities issued by agencies or instrumentalities may or may not be backed by the full faith and credit of the United States. Securities issued by the Government National Mortgage Association ("GNMA Certificates") are examples of full faith and credit securities. Agencies or instrumentalities whose securities are not backed by the full faith and credit of the United States include the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corp. (Freddie Mac). To a limited extent, the Fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs"). The Fund may concentrate from time to time in different U.S. Government securities in order to obtain the highest available level of current income and safety of principal.

Principal Risks The Government Securities Fund invests primarily in U.S. Government debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. To the extent that the Fund invests in mortgage-backed securities, it is subject to additional risk. A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner. The mortgages underlying mortgage-backed securities may mature or be paid off before the stated maturity date. This has a number of drawbacks. First, the Fund may lose money on its investment. Second, the monthly income payments to the Fund may fluctuate. Third, the Fund cannot predict the maturity of its investment with certainty. Fourth, the Fund would invest any resulting proceeds in other securities, generally at the then prevailing lower interest rates.

PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance from 1990-1999]

                   BEST QUARTER                                         WORST QUARTER
                       6.08%                                               -5.16%
                 (MARCH 31, 1995)                                      (JUNE 30, 1994)

--------------------------------------------------------------------------------------------------------------------
                                                                                      RETURN SINCE INCEPTION(1)
AVERAGE ANNUAL TOTAL RETURNS                                                     -----------------------------------
(AS OF THE CALENDAR YEAR ENDED                 PAST ONE   PAST FIVE   PAST TEN          LEHMAN BROTHERS INTERMEDIATE
DECEMBER 31, 1999)                               YEAR       YEARS      YEARS     FUND     GOVERNMENT BOND INDEX(2)
--------------------------------------------------------------------------------------------------------------------
Enterprise Government Securities
  Fund(3)..........................  Class A    (4.23)%     7.01%       6.71%     --                  --
                                     Class B    (4.88)%      N/A         N/A     6.09%              6.25%
                                     Class C    (0.88)%      N/A         N/A     5.11%              5.78%
Lehman Brothers Intermediate
  Government Bond Index(2).........              0.49%      6.93%       7.10%

---------------

(1) Inception dates for Class A, Class B and Class C shares were September 14, 1987, May 1, 1995 and May 1, 1997, respectively.
(2) This is an unmanaged broad-based index that includes all issues with maturities of one to 9.99 years contained in the Lehman Brothers Government Bond Index (this index includes all publicly held U. S. Treasury debt or any governmental agency thereof, quasi-federal corporation, or corporate debt guaranteed by the U. S. government with a minimum maturity of one year and minimum outstanding par amount of $1 million) and is constructed the same way. Average weighted maturity is approximately four years. The index excludes transaction and holding charges. One cannot invest directly in an index.
(3) Includes sales charge.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has agreed to contractually limit the Fund's expenses through May 1, 2001, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.60%      0.60%      0.60%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses....................................................         0.34%      0.35%      0.35%
                                                                          -----------------------------
Total Annual Operating Expenses...................................         1.39%      1.95%      1.95%
Less Expense Reimbursement........................................        (0.09%)    (0.10%)    (0.10%)
                                                                          -----------------------------
Net Annual Fund Operating Expenses................................         1.30%      1.85%      1.85%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $601    $  886    $1,191     $2,057
Class B.....................................................   $688    $1,003    $1,243     $2,122
Class C.....................................................   $288    $  603    $1,043     $2,267
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $601    $  886    $1,191     $2,057
Class B.....................................................   $188    $  603    $1,043     $2,122
Class C.....................................................   $188    $  603    $1,043     $2,267

[Picture Description: Antiqued piggy bank with various coins lying beside: located to the left of the section titled: "Enterprise Tax-Exempt Income Fund."]

                       ENTERPRISE TAX-EXEMPT INCOME FUND

                     FUND PROFILE

                     Investment Objective A high level of current income exempt from federal income tax, with consideration given to preservation of principal

                     Principal Investments A diversified portfolio of long-term investment grade municipal bonds

                     Fund Manager  MBIA Capital Management Corp.

                     Who May Want To Invest Investors who want to receive tax-free current income and maintain the value of their investment

                     Investment Strategies The Tax-Exempt Income Fund invests primarily in investment grade, tax-exempt municipal securities. The issuers of these securities may be located in any state, territory or possession of the United States. In selecting investments for the Fund, the Fund Manager tries to limit risk as much as possible. The Fund Manager analyzes municipalities, their credit risk, market trends and investment cycles. The Fund Manager attempts to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Fund anticipates that its average weighted maturity will range from 10 to 25 years. The Fund Manager will actively manage the Fund, adjusting the average Fund maturity and utilizing futures contracts and options on futures as a defensive measure according to its judgment of anticipated interest rates. During periods of rising interest rates and falling prices, the Fund Manager may adopt a shorter weighted average maturity to cushion the effect of bond price declines on the Fund's net asset value. When rates are falling and prices are rising, the Fund Manager may adopt a longer weighted average maturity. The Fund may also invest up to 20% of its net assets in cash, cash equivalents and debt securities, the interest from which may be subject to federal income tax. Investments in taxable securities will be limited to investment grade corporate debt securities and U.S. Government securities. The Fund will not invest more than 20% of its net assets in municipal securities, the interest on which is subject to the federal alternative minimum tax.

Principal Risks The Fund invests primarily in long-term investment grade debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may fail to make timely payments of principal or interest to the Fund. Some investment grade bonds may have speculative characteristics.

PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance from 1990-1999]

                   BEST QUARTER                                         WORST QUARTER
                       6.78%                                               -5.42%
                 (MARCH 31, 1995)                                     (MARCH 31, 1994)

----------------------------------------------------------------------------------------------------------------
                                                                                     RETURNS SINCE INCEPTION(1)
                                                                                     ---------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                                    LEHMAN BROTHERS
(AS OF THE CALENDAR YEAR ENDED                  PAST ONE    PAST FIVE    PAST TEN                  MUNICIPAL
DECEMBER 31, 1999)                                YEAR        YEARS       YEARS       FUND       BOND INDEX(2)
----------------------------------------------------------------------------------------------------------------
Enterprise Tax-Exempt Income
  Fund(3)............................  Class A   (7.39)%      4.52%        5.15%        --              --
                                       Class B   (8.13)%       N/A          N/A       3.53%           5.83%
                                       Class C   (4.20)%       N/A          N/A       2.96%           4.75%
Lehman Brothers Municipal Bond
  Index..............................            (2.07)%      6.91%        6.90%

---------------

(1) Inception dates for Class A, Class B and Class C shares were September 14, 1987, May 1, 1995 and May 1, 1997, respectively.
(2) This is an unmanaged index that includes approximately 1,100 investment grade tax-exempt bonds and is classified into four main sectors: general obligation, revenue, insured and prerefunded. An index does not have an investment advisor and does not pay commissions and expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.
(3) Includes sales charge.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2001, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.50%      0.50%      0.50%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses....................................................         0.49%      0.49%      0.47%
                                                                          -----------------------------
Total Annual Operating Expenses...................................         1.44%      1.99%      1.97%
Less Expense Reimbursement........................................        (0.34%)    (0.34%)    (0.32%)
                                                                          -----------------------------
Net Annual Fund Operating Expenses................................         1.10%      1.65%      1.65%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

The example on the next page is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $582     $877     $1,194     $2,089
Class B.....................................................   $668     $992     $1,241     $2,147
Class C.....................................................   $268     $587     $1,033     $2,270
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $582     $877     $1,194     $2,089
Class B.....................................................   $168     $592     $1,041     $2,147
Class C.....................................................   $168     $587     $1,033     $2,270

[Picture Description: Antiqued piggy bank with various coins lying beside: located to the left of the section titled: "Enterprise High-Yield Bond Fund."]

                        ENTERPRISE HIGH-YIELD BOND FUND

                     FUND PROFILE

                     Investment Objective  Maximum current income

                     Principal Investments Debt securities rated below investment grade, which are commonly known as "junk bonds"

                     Fund Manager  Caywood-Scholl Capital Management

                     Who May Want To Invest Income-oriented investors who are willing to accept increased risk for the possibility of greater returns through high-yield bond investing

                     Investment Strategies The High-Yield Bond Fund invests primarily in high-yield, income-producing U.S. corporate bonds rated B3 to Ba1 by Moody's Investors Service, Inc. ("Moody's") or B- to BB+ by Standard & Poor's Corporation ("S&P"), which are commonly known as "junk bonds." The Fund's investments are selected by the Fund Manager after examination of the economic outlook to determine those industries that appear favorable for investment. Industries going through a perceived decline generally are not candidates for selection. After the industries are selected, the Fund Manager identifies bonds of issuers within those industries based on their creditworthiness, their yields in relation to their credit and the relative value in relation to the high yield market. Companies near or in bankruptcy are not considered for investment. The Fund does not purchase bonds in the lowest ratings categories (rated Ca or lower by Moody's or CC or lower by S&P or which, if unrated, in the judgment of the Fund Manager have characteristics of such lower-grade bonds). Should an investment be subsequently downgraded to Ca or lower or CC or lower, the Fund Manager has discretion to hold or liquidate the security. Subject to the restrictions described above, under normal circumstances, up to 20% of the Fund's assets may include: (1) bonds rated Caa by Moody's or CCC by S&P; (2) unrated debt securities which, in the judgment of the Fund Manager, have characteristics similar to those described above; (3) convertible debt securities; (4) puts, calls and futures as hedging devices; (5) foreign issuer debt securities; and
(6) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government securities and other income-producing cash equivalents.

Principal Risks The Fund invests primarily in below investment-grade debt securities. As a result, the Fund is subject to the risk that the prices of the debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. A high-yield bond's market price may fluctuate more than higher-quality securities and may decline significantly. High-yield bonds also carry a substantial risk of default or changes in the issuer's creditworthiness. In addition, it may be more difficult for the Fund to dispose of high-yield bonds or to determine their value. High-yield bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Fund to replace the security with a lower-yielding security. If this occurs, it will result in a decreased return for shareholders.

PERFORMANCE INFORMATION

The bar chart and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance from 1990-1999]

                   BEST QUARTER                                         WORST QUARTER
                      11.52%                                               -8.05%
                 (MARCH 31, 1991)                                   (SEPTEMBER 30, 1990)

--------------------------------------------------------------------------------------------------------------------
                                                                                         RETURNS SINCE INCEPTION(1)
                                                                                         ---------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                                        LEHMAN BROTHERS
(AS OF THE CALENDAR YEAR ENDED                      PAST ONE    PAST FIVE    PAST TEN                 HIGH YIELD
DECEMBER 31, 1999)                                    YEAR        YEARS       YEARS       FUND        BB INDEX(2)
--------------------------------------------------------------------------------------------------------------------
Enterprise High-Yield Bond Fund(1).....  Class A     (1.24)%       8.39%       9.22%        --              --
                                         Class B     (1.82)%        N/A         N/A       7.66%           8.82%
                                         Class C      2.09%         N/A         N/A       5.81%           6.69%
Lehman Brothers High Yield BB
  Index(2).............................               1.87%       10.03%      10.07%

---------------

(1) Includes sales charge.
(2) This is an unmanaged index that includes fixed rate, public nonconvertible issues that are rated Ba1 or lower by Moody's. If a Moody's rating is not available, the bonds must be rated BB+ or lower by S&P, or by Fitch if an S&P rating is not available. The index excludes transaction or holding charges. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2001, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN A FUND)  CLASS A    CLASS B    CLASS C
----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price)(1)...........................     4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)...............................................     None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.60%      0.60%      0.60%
Distribution and Service (12b-1) Fees(4)..........................         0.45%      1.00%      1.00%
Other Expenses....................................................         0.36%      0.36%      0.36%
                                                                          -----------------------------
Total Annual Operating Expenses...................................         1.41%      1.96%      1.96%
Less Expense Reimbursement........................................        (0.11%)    (0.11%)    (0.11%)
                                                                          -----------------------------
Net Annual Fund Operating Expenses................................         1.30%      1.85%      1.85%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $601    $  890    $1,199     $2,076
Class B.....................................................   $688    $1,005    $1,247     $2,134
Class C.....................................................   $288    $  605    $1,047     $2,276
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $601    $  890    $1,199     $2,076
Class B.....................................................   $188    $  605    $1,047     $2,134
Class C.....................................................   $188    $  605    $1,047     $2,276

[Picture Description: Antiqued piggy bank with various coins lying beside: located to the left of the section titled: "Enterprise Convertible Securities Fund."]



                     ENTERPRISE CONVERTIBLE SECURITIES FUND


                     FUND PROFILE


                     Investment Objective Total return through capital appreciation and current income



                     Principal Investments Convertible securities of U.S. companies



                     Fund Manager  Nicholas-Applegate Capital Management



                     Who May Want To Invest Investors who want an increase in the value of their investment with the potential of receiving dividend and interest income


                     Investment Strategies The Convertible Fund primarily invests in convertible securities of companies with market capitalizations above $500 million. Convertible securities are generally preferred stock or debt securities of companies that are convertible into common stock. The Fund Manager attempts to capture the upside potential of the underlying securities with less downside exposure. The Fund normally invests a minimum of 25% of its total assets in common and preferred stocks and 25% in other income producing convertible and debt securities. The Fund may also invest up to 35% of its assets in high-yield debt securities rated below investment grade by a nationally recognized rating firm, or of comparable quality if unrated. These securities are commonly known as "junk bonds."



The Fund Manager focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies. This means that the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.



The Fund Manager expects a high portfolio turnover rate of 200% or more. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.



Principal Risks The Fund invests in convertible securities of U.S. companies, which have investment characteristics of both equity and debt securities. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The value of the convertible and debt securities of the Fund may fall when interest rates rise. Further, the Fund's long-term securities might be adversely affected by changes in interest rates because securities with longer durations are often more sensitive to interest rate changes. Also, a high-yield bond's market price may fluctuate more than higher-quality securities and may decline significantly. High-yield bonds also carry a substantial risk of default or changes in the issuer's creditworthiness. In addition, it may be more difficult for the Fund to dispose of high-yield bonds or to determine their value. High-yield bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Fund to replace the security with a lower-yielding security. If this occurs, it will result in a decreased return for shareholders.



PERFORMANCE INFORMATION



Information about Fund performance is not provided because this is a new Fund.

FEES AND EXPENSES



This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................       4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................       None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................          0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(4)..........................          0.45%      1.00%      1.00%
Other Expenses(5).................................................          0.23%      0.23%      0.23%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................          1.43%      1.98%      1.98%
                                                                          -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.
(5) Based on estimated annual amounts.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $614    $  906
Class B.....................................................   $701    $1,021
Class C.....................................................   $301    $  621
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $614    $  906
Class B.....................................................   $201    $  621
Class C.....................................................   $201    $  621

[Picture Description: Tool with coins: located to the left of the section titled: "Enterprise Money Market Fund."]

                          ENTERPRISE MONEY MARKET FUND

                     FUND PROFILE

                     Investment Objective The highest possible level of current income consistent with preservation of capital and liquidity

                     Principal Investments High quality, short-term debt securities, commonly known as money market instruments

                     Fund Manager  Enterprise Capital Management, Inc.

                     Who May Want To Invest Investors who seek an income producing investment with an emphasis on preservation of capital

                     Investment Strategies The Money Market Fund invests in a diversified portfolio of high quality dollar-denominated money market instruments which present minimal credit risks in the judgment of the Fund Manager. The Fund Manager actively manages the Fund's average maturity based on current interest rates and its outlook of the market.

Principal Risks Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund may not be able to maintain a stable share price at $1.00. Investments in the Fund are neither insured nor guaranteed by the U.S. government.

PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance from 1991-1999]

                   BEST QUARTER                                         WORST QUARTER
                       1.79%                                                0.53%
               (SEPTEMBER 30, 1990)                                    (JUNE 30, 1993)

-------------------------------------------------------------------------------------------------------------
                                                                                RETURN SINCE INCEPTION(1)
AVERAGE ANNUAL TOTAL RETURNS                                                 --------------------------------
(AS OF THE CALENDAR YEAR ENDED                      PAST ONE    PAST FIVE                   IBC TAXABLE MONEY
DECEMBER 31, 1999)                                    YEAR        YEARS          FUND        MARKET INDEX(2)
-------------------------------------------------------------------------------------------------------------
Enterprise Money Market Fund.............  Class A    4.80%        4.82%         4.40%            4.73%
                                           Class B    4.80%         N/A          4.10%            4.99%
                                           Class C    4.80%         N/A          4.77%            4.91%
IBC Taxable Money Market Index...........             4.64%        5.04%

---------------

(1) Inception date for Class A shares is May 1, 1990; inception date for Class B shares is May 1, 1995; inception date for Class C shares is May 1, 1997.
(2) This is a widely recognized composite of money market funds that invest in taxable short-term money market instruments. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      None       None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(1)   1.00%(2)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.35%      0.35%      0.35%
Distribution and Service (12b-1) Fees.............................         None       None       None
Other Expenses....................................................         0.24%      0.25%      0.24%
                                                                          -----------------------------
Total Annual Fund Operating Expenses..............................         0.59%      0.60%      0.59%
                                                                          -----------------------------

---------------

(1) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $ 60     $189      $329       $738
Class B.....................................................   $561     $592      $535       $750
Class C.....................................................   $160     $189      $329       $738
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $ 60     $189      $329       $738
Class B.....................................................   $ 61     $192      $335       $750
Class C.....................................................   $ 60     $189      $329       $738

                    ADDITIONAL INFORMATION ABOUT THE FUNDS'
                             INVESTMENTS AND RISKS

EQUITY, SECTOR AND DOMESTIC HYBRID FUNDS' INVESTMENTS


     The table below shows the Sector, Aggressive Growth, Growth,
International/Global, Income and Domestic Hybrid Funds' principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Fund achieve its investment goal.


X = Types of securities in which a Fund invests.


                                                                                SECTOR FUNDS
                                                               GLOBAL                                  GLOBAL
                                                              FINANCIAL              INTERNATIONAL     HEALTH
                                                              SERVICES    INTERNET     INTERNET         CARE
U.S. Stocks*                                                      X          X                           X
Foreign Stocks                                                    X                        X             X
Bonds




                                                          AGGRESSIVE            INTERNATIONAL/   DOMESTIC HYBRID
                                                            GROWTH     GROWTH       GLOBAL            FUNDS
U.S. Stocks*                                                  X          X            X                 X
Foreign Stocks                                                                        X                 X
Bonds


---------------


* Each Fund that invests in U.S. stocks may invest in large capitalization companies, medium capitalization companies and small capitalization companies. Large capitalization companies generally have market capitalizations of over $5 billion. Medium capitalization companies generally have market capitalizations ranging from $1 billion to $5 billion. Small capitalization companies generally have market capitalizations of $1 billion or less. However, there may be some overlap among capitalization categories. The Growth and Domestic Hybrid Funds intend to invest primarily in stocks of large capitalization companies. The Mid-Cap Fund intends to invest primarily in stocks of medium capitalization companies. The Small Company Growth Fund and the Small Company Value Fund intend to invest primarily in the stocks of small capitalization issuers. The Multi-Cap Growth, Global Socially Responsive, Global Financial Services, Global Health Care and Internet Funds intend to invest in large, medium and small capitalization companies.



     Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statements of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.


     The investments listed above and the investments and strategies described throughout this prospectus are those that a Fund may use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal; however, the Managed Fund may invest in securities ordinarily used by other funds for defensive purposes as part of its main investment strategy.

INCOME FUNDS' INVESTMENTS

     The table below shows the Income Funds' principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Fund achieve its investment goal.


                                                         GOVERNMENT   HIGH-YIELD   TAX-EXEMPT   CONVERTIBLE
                                                         SECURITIES      BOND        INCOME     SECURITIES
U.S. Government Securities                                   X
Lower Rated Corporate Debt Securities -- Junk Bonds*                      X                          X
Mortgage-Backed Securities                                   X
Municipal Securities                                                                   X
Preferred Stock                                                                                      X


---------------

* "Junk Bond" refers to any security rated lower than "Baa" by Moody's Investors Service. If a Moody's rating is not available, the bond must be rated lower than "BBB" by Standard & Poor's.

     Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

     The investments listed above and the investments and strategies described throughout this prospectus are those that a Fund may use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

MONEY MARKET FUND'S INVESTMENTS

     The Money Market Fund's principal investments include: bank obligations, commercial paper and corporate obligations. The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that the Fund will achieve its investment goal or maintain a stable share price of $1.00.

INITIAL PUBLIC OFFERINGS ("IPOS")

     Some of the Funds may participate in the IPO market, and a significant portion of those Funds' returns may be attributable to their investment in IPOs, which have a magnified impact due to small asset bases. There is no guarantee that as those Funds' assets grow they will continue to experience substantially similar performance by investing in IPOs.

                      HIGHER-RISK SECURITIES AND PRACTICES


The following pages discuss the risks associated with certain types of higher-risk securities in which the Funds may invest and certain higher-risk practices in which the Funds might engage.



FOREIGN SECURITIES. Each of the Funds, except the Money Market Fund, might invest in foreign securities. These are some of the risks in owning foreign securities:



- Currency Fluctuation Risk. When a Fund invests in a security issued by a foreign company, the principal, income and sales proceeds may be paid to the Fund in a foreign currency. If a foreign currency declines in value relative to the U.S. dollar, the value of a Fund's investments could decline as a result.



- Social, Political and Economic Risk. The countries where some of the Funds may invest might be subject to a higher degree of social, political and economic instability than the United States, resulting from, among other things, inflation, changes in governments, increases in taxation and nationalizations. This instability might affect the financial condition of a company in which a Fund might invest and might disrupt the financial markets of a country in which a Fund has holdings.



- Regulation Risk. The countries where some of the Funds may invest generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result there generally is less publicly available information about foreign companies than about U.S. companies.



- Trading Risk. Trading practices in certain foreign countries are also significantly different from those in the United States. Although brokerage commissions are generally higher than those in the U.S., the Investment Adviser will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Funds are not fully invested, or could result in a Fund being unable to sell a security in a falling market.



- Custodial and Registration Procedures Risk. Systems for the registration and transfer of securities in foreign markets can be less developed than similar systems in the United States. There may be no standardized process for registration of securities or a central registration system to track share ownership. The process for transferring shares may be cumbersome, costly, time-consuming and uncertain.



- Liquidity Risk. The securities markets in foreign countries have less trading volume than in the United States and their securities are often less liquid than securities in the United States. In countries with emerging securities markets, liquidity might be particularly low. This could make it difficult for a Fund to sell a security at a time or price desired.



- Emerging Securities Markets Risk. To the extent that the Funds invest in countries with emerging markets, the foreign securities risk are magnified since these countries may have unstable coverage and less established market.



HIGH YIELD SECURITIES. Each of the Funds, except the Balanced Fund, may invest in debt securities that are rated below investment grade. These securities typically offer higher yields than investment grade securities, but are also subject to more risk. This risk includes, but is not limited to, the following:



- Susceptibility to Economic Downturns. Issuers of securities that are below investment grade tend to be more greatly affected by economic downturns than issuers of higher grade securities. Consequently, there is a greater risk that an issuing company will not be able to make principal and interest payments.



- Liquidity Risk. The market for securities that are below investment grade is often less liquid than the market for investment grade securities. This could make it difficult for a Fund to sell a security at a time or price desired.



ILLIQUID AND RESTRICTED SECURITIES. Each of the Funds, except the Money Market Fund, may invest in illiquid and restricted securities.



- Illiquid Securities. These are securities that a Fund cannot sell on an open market. This means that a Fund might not be able to sell an illiquid security when it desires and that it might be difficult to value such a security.



- Restricted Securities. These are securities that are subject to contractual restrictions on resale. Such a restriction could limit a security's liquidity.



REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements under which a Fund purchases a security that a seller has agreed to repurchase from the Fund at a later date at the same price plus interest. If a seller defaults and the security declines in value, the Fund might incur a loss. If the seller declares bankruptcy, the Funds may not be able to sell the security at the desired time.



HEDGING. Each of the Funds, except the Money Market Fund, may use certain derivative investment techniques to reduce, or hedge against, various market risks, such as interest rates, currency exchange rates and market movements. Derivatives are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset. When derivatives are used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Derivatives may include, but are not limited to, puts, calls, futures and foreign currency contracts.



- Put and Call Options. Options are rights to buy or sell an underlying asset for a specified price during, or at the end of, a specified period of time. A call option gives the holder the right to purchase the underlying asset from the writer of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment from holder, which the writer keeps regardless of whether the holder exercises the option. Puts and calls could cause a Fund to lose money by forcing the sale or purchase of securities at inopportune times or, in the case of puts, for prices higher or, in the case of calls, for prices lower than current market values.



- Futures Transactions. These transactions involve the future sale by one party and purchase by another of a specified amount of an underlying asset at a price, date and time specified in the transaction contract. Futures contracts traded over-the-counter are often referred to as forward contracts. A contract to buy is often referred to as holding a long position, and a contract to sell is often referred to as holding a short position. With futures contracts, there is a risk that the prices of the securities subject to the futures contract may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract to react differently than the portfolio securities to market changes. Also, it is not certain that a secondary market for positions in futures contracts will exist.



  - Foreign currency transactions. These are a type of futures transaction, which involve the future sale by one party and purchase by another of a given amount of foreign currency at a price, date and time specified in the transaction contract. Changes in currency exchange rates will affect these transactions and may result in poorer overall performance for a Fund than if it had not engaged in such transactions.



SHORT SALES. Certain Funds engage in short sales. A "short sale" is the sale by the Funds of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Funds will make a profit by purchasing the security in the open market at a lower price than at which it sold the security. If the price of the security rises, the Funds may have to cover short positions at a higher price than the short sale price, resulting in a loss.



A short sale can be covered or uncovered. In a covered short sale, a Fund either
(1) borrows and sells securities it already owns (also known as a short sale "against the box"), or (2) deposits in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the difference between the market value of the securities and the short sale price. Use of uncovered short sales is a speculative investment technique and has potentially unlimited risk of loss. Accordingly, a Fund will not make uncovered short sales in an amount exceeding the lesser of 2% of the Fund's net assets or 2% of the securities of such class of the issuer.



SECURITIES LENDING. Certain Funds may lend portfolio securities. There is a risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Funds may, therefore, lose the opportunity to sell the securities at the desirable price.



ACTIVE PORTFOLIO TRADING. Certain Funds may have high turnover rates that are likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Funds' performance.

                        SHAREHOLDER ACCOUNT INFORMATION

SELECTING A SHARE CLASS

     Each Fund offers three classes of shares through this Prospectus: Class A, B and C shares. Each class of shares has its own sales charge and expense structure, which allows you to choose the class of shares best suited to your investment needs. When choosing your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Your financial advisor can help you determine which class is right for you.

     The table below summarizes the key features of Class A, B and C shares. They are described in more detail below.

                                       CLASS A                      CLASS B                      CLASS C
------------------------------------------------------------------------------------------------------------------
Availability?                Generally available through  Available only to investors  Available only to investors
                             most investment dealers.     purchasing less than         purchasing less than
                                                          $250,000 in the aggregate.   $1,000,000 in the
                                                                                       aggregate.
Initial Sales Charge?        Yes (except for Money        No. Entire purchase is       No. Entire purchase is
                             Market Fund Class A shares,  invested in shares of a      invested in shares of a
                             which carry no sales         Fund.                        Fund.
                             charge). Payable at time of
                             purchase. Lower sales
                             charges available for
                             larger investments.
Contingent Deferred Sales    No. (However, we will        Yes. Payable if you redeem   Yes. Payable if you redeem
  Charge ("CDSC")?           charge a CDSC if you sell    your shares within six       your shares within one year
                             within two years of          years of purchase. Amount    of purchase.
                             purchasing shares, on which  of CDSC gradually decreases
                             no initial sales charge was  over time.
                             imposed because the
                             original purchase price
                             exceeded $1 million.)
Distribution and Service     0.45% distribution and       0.75% distribution fee and   0.75% distribution fee and
  Fees?                      service fee (except Money    0.25% service fee (except    0.25% service fee (except
                             Market Fund)                 Money Market Fund)           Money Market Fund)
Conversion to Class A        (Not applicable)             Yes, automatically after     No.
  Shares?                                                 eight years.

     Enterprise Fund Distributors, Inc. (the "Distributor"), a subsidiary of Enterprise Capital Management, Inc., the Advisor to the Funds, is the principal underwriter for shares of the Funds. In addition to distribution and service fees paid by the Funds under the Class A, Class B and Class C distribution plans, the Distributor (or one of its affiliates) may make payments out of its own resources to dealers (including MONY Securities Corp.) and other persons who sell shares of the Funds. Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

     The Distributor will provide additional compensation to dealers in connection with sales of shares of the Funds and other mutual funds distributed by the Distributor including promotional gifts (which may include gift certificates, dinners and other items), financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns. In some instances, these incentives may be made available only to dealers whose representatives have sold or are expected to sell significant amounts of shares.

CLASS A SHARES -- INITIAL SALES CHARGE OPTION

     If you select Class A shares of any Fund other than the Money Market Fund, you will pay a sales charge at the time of purchase. No initial sales charge applies to Class A shares that you receive through reinvestment of dividends or distributions. However, if you have received shares of the Money Market Fund through reinvestment of dividends, and you subsequently exchange those shares for Class A shares of another Fund, an initial sales charge will apply to the Class A purchase. The sales charges applicable to Class A shares are based on the following schedule:

                                                                                     DEALER DISCOUNT OR
                                  SALES CHARGE AS A       SALES CHARGE AS A            AGENCY FEE AS A
                                PERCENTAGE OF OFFERING   PERCENTAGE OF AMOUNT           PERCENTAGE OF
YOUR INVESTMENT(1)                      PRICE                  INVESTED               OFFERING PRICE(2)
-------------------------------------------------------------------------------------------------------------
Up to $99,999................           4.75%                   4.99%                       4.00%
$100,000 up to $249,999......           3.75%                   3.90%                       3.00%
$250,000 up to $499,999......           2.50%                   2.56%                       2.00%
$500,000 up to $999,999(3)...           2.00%                   2.04%                       1.50%
$1,000,000 and up(3).........            None                    None           1% of the first $4.99
                                                                                million; 0.75% of amounts
                                                                                from $5-19.99 million; 0.50%
                                                                                of amounts from $20 million
                                                                                to $100 million; 0.25% of
                                                                                amounts in excess of $100
                                                                                million.

---------------

(1) In determining the amount of your investment and the applicable sales charge, we will include all shares you are currently purchasing in all of the Funds, except for shares of the Money Market Fund.
(2) From time to time upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow dealers up to the full sales charges shown above. During such periods, dealers may be deemed to have certain additional responsibilities under the securities laws. In addition, the Distributor may sponsor sales contests and provide to all qualifying dealers, from its own profits and resources, additional compensation in the form of trips or merchandise. The Distributor will provide additional compensation to dealers in connection with sales of shares of the Funds and other mutual funds distributed by the Distributor including promotional gifts (which may include gift certificates, dinners and other items), financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns. In some instances, these incentives may be made available only to dealers whose representatives have sold or are expected to sell significant amounts of shares.
(3) If certain employee benefit plans qualified under Section 401 and 403 of the Internal Revenue Code invest $500,000 or more or if you invest $1,000,000 or more in Class A shares, no initial sales charge applies. However, if the plan or you redeem shares within 24 months of the end of the calendar month of their purchase, the plans or you will be charged a CDSC of 1%. The Distributor will compensate dealers in connection with purchases of Class A shares in excess of $500,000.

     If you purchase Class A shares, you will also pay a distribution and service fee at an annual rate of 0.45% of the average daily net assets attributable to Class A shares of each Fund.

CLASS B AND C SHARES -- CDSC OPTIONS

     If you select Class B or Class C shares, you will not pay an initial sales charge at the time of purchase. However, if you redeem your Class B shares within six years of purchase or Class C shares within one year, you will be required to pay a CDSC, which will be deducted from your redemption proceeds. If you own Class B or C shares of a Fund other than the Money Market Fund, you will also pay distribution fees of 0.75% and service fees of 0.25% of the average daily net assets each year pursuant to Rule 12b-1 under the Investment Company Act of 1940. Because these fees are paid from the Funds' assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales charge. The Distributor uses the money that it receives from the CDSC and the distribution fees to reimburse its expenses of providing distribution-related services to the Funds.

     The Fund will not accept purchase orders for Class B shares in amounts of $250,000 or more, and will not accept purchase orders for Class C shares in amounts of $1,000,000 or more.

     The Class B CDSC gradually decreases as you hold your shares over time, according to the following schedule:

                                                              APPLICABLE CLASS B
YEARS SINCE PURCHASE                                          CONTINGENT DEFERRED
ORDER WAS ACCEPTED                                               SALES CHARGE
---------------------------------------------------------------------------------
One year....................................................        5.00%
Over one year up to two years...............................        4.00%
Over two years up to three years............................        4.00%
Over three years up to four years...........................        3.00%
Over four years up to five years............................        2.00%
Over five years up to six years.............................        1.00%
More than six years.........................................         None

     If you redeem Class C shares within 12 months after purchase, you will be charged a CDSC of 1.00%.

DETERMINATION OF THE CDSC

     Each applicable CDSC will be determined using the original purchase cost or current market value of the shares being redeemed, whichever is less. There is no CDSC imposed upon the redemption of reinvested dividends or distributions. Moreover, no CDSC will be charged upon the exchange of shares from one Fund into another. In determining whether a CDSC is payable, we assume that shares that are not subject to a CDSC are redeemed first and that other shares are then redeemed in the order purchased. If shares of the Money Market Fund are acquired upon an exchange from shares of another Fund, your Money Market Fund shares will continue to be subject to any CDSC that is carried forward from the initial purchase.

     The following example illustrates the calculation of a CDSC. Assume that you make a single purchase of $10,000 of the Fund's Class B shares at a price of $10 per share. Sixteen months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 in appreciation to a total of $12,000; the current price per share is $11. If you then redeem $5,500 in share values, (500 shares) the CDSC would apply only to $4,000. That figure is arrived at by taking the entire redemption amount ($5,500) minus the reinvested dividends ($1,000), minus the appreciation per share redeemed ($1 per share X the number of shares redeemed--$500). The charge would be at a rate of 4% ($160) because it was in the second year after the purchase was made.

CLASS A WAIVERS AND REDUCTIONS

     The following individuals and institutions may purchase Class A shares without an initial sales charge:

        - Selling brokers, their employees and their registered representatives.

        - Employees, clients or direct referrals of any Fund Manager or of Evaluation Associates, Inc.

        - Directors, former directors, employees or retirees of the Advisor or of The MONY Group Inc. ("MONY") and its subsidiaries.

        - Family including spouses, parents, siblings, children and grandchildren and employee benefit plans of any of the first three categories.

        - Certain employee benefit plans qualified under Sections 401 and 403 of the Internal Revenue Code ("IRC"), including salary reduction plans qualified under Section 401(k) and certain payroll deduction plans, subject to minimum requirements with respect to number of participants or plan assets which may be established by the Distributor.

        - MONY and its subsidiaries.

        - Clients of fee-based financial planners.

        - Financial institutions and financial institutions' trust departments for funds over which they exercise exclusive discretionary investment authority and which are held in fiduciary, agency, advisory, custodial or similar capacity.


        - Investors who purchase Fund shares with the proceeds from the redemption of shares of a mutual fund managed by Nicholas-Applegate for which they paid an initial sales charge, provided that the investment in the Fund is made within 45 days of the redemption.

     The Class A initial sales charge may be reduced in connection with purchases by members of certain associations, fraternal groups, franchise organizations and unions. There are also several special purchase plans that allow you to combine multiple purchases of Class A shares to take advantage of the breakpoints in the sales charge schedule. For information about initial sales charge reductions, the "Right of Accumulation Discount" and "Letter of Intent Investments," contact your financial advisor or broker, or consult the Statement of Additional Information.

     The CDSC will not apply to Class A shares for which the selling dealer is not permitted to receive a sales load or redemption fee imposed on a shareholder with whom such dealer has a fiduciary relationship in accordance with provisions of the Employee Retirement Income Security Act and regulations thereunder, provided that the dealer agrees to certain reimbursement arrangements with the Distributor that are described in the Statement of Additional Information. If the dealer agrees to these reimbursement arrangements, no CDSC will be imposed with respect to shares purchased for $1,000,000 or more.

CDSC WAIVERS

     Enterprise will waive your CDSC in connection with:

        - Distributions to participants or beneficiaries of and redemptions (other than redemption of the entire plan account) by plans qualified under IRC Section 401(a) or from custodial accounts under IRC Section 403(b)(7), deferred compensation plans under the IRC Section 457 and other employee benefit plans ("plans"), and returns of excess contributions made to these plans.

        - The liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum.

        - Redemption of shares of a shareholder (including a registered joint owner) who has died.

        - Redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being sold becomes totally disabled (as evidenced by a determination by the federal Social Security Administration).

        - Redemptions under a Fund's systematic withdrawal plan at a maximum of 10% per year of the net asset value of the account.

        - Redemptions made pursuant to any Individual Retirement Account (IRA) systematic withdrawal based on the shareholder's life expectancy in accordance with the requirements of the IRC.

CONVERSION OF CLASS B SHARES

     Your Class B shares will automatically convert to Class A shares of the same Fund eight years after the end of the calendar month in which your purchase order for Class B shares was accepted. A pro rata portion of any Class B shares acquired through reinvestment of dividends or distributions will convert along with Class B shares that were purchased. Class A shares are subject to lower expenses than Class B shares. The conversion of Class B to Class A is not a taxable event for federal income tax purposes.

REINSTATEMENT PRIVILEGE

     If you redeem shares of a Fund on which you paid an initial sales charge or are charged a CDSC upon redemption, you will be eligible for a reinstatement privilege if you reinvest the proceeds in shares of the same Class of the same within 180 days of redemption. Specifically, when you reinvest, the Fund will waive any initial sales charge or credit your account with the amount of the CDSC that you previously paid. The reinvested shares will keep their original cost and purchase date for purposes of calculating any future CDSCs. The return of a CDSC may affect determination of gain or loss relating to the original sale transaction for federal income tax purposes. The Fund may modify or terminate the reinstatement privilege at any time.

PURCHASING, REDEEMING AND EXCHANGING SHARES

     The charts below summarize how to purchase, redeem and exchange shares of the Funds.

  HOW TO PURCHASE SHARES                          IMPORTANT INFORMATION ABOUT PURCHASING SHARES
  Select the Fund and the share Class             Be sure to read this prospectus carefully.
    appropriate for you
  Determine how much you would like to invest     The minimum initial investment for the Funds is $1,000 for all accounts, except:
                                                  - $250 for retirement plans
                                                  - $100 for the Automatic Bank Draft Plan
                                                  The minimum investment for additional purchases is $50 for all accounts except:
                                                  - $25 for retirement plans
                                                  - $25 for the Automatic Bank Draft Plan
  Have your securities dealer submit your         The price of your shares is based on the next calculation of
    purchase order                                net asset value after your order is received by the
                                                  Enterprise Shareholder Services Division of the Transfer
                                                  Agent. All purchases made by check should be in U.S. dollars and made payable to The Enterprise Group of Funds, Inc., or your broker/dealer, or in the case of a retirement account, the custodian or trustee. Third-party checks and money
                                                  orders will not be accepted.
  Receive Letter of Intent Discount               You are entitled to a reduced sales charge on $100,000 or
                                                  more of Class A shares purchased within 13 months. The
                                                  minimum investment is 5% of the amount indicated which will be held in escrow in your name. This secures payment of the higher sales charge of shares actually purchased if the full amount indicated is not purchased within 13 months. Escrowed shares will be redeemed to pay additional sales charges if necessary. Escrowed shares will be released when you
                                                  purchase the full amount.
  Receive Right of Accumulation Discount          You are entitled to a reduced sales charge on additional
                                                  purchases of Class A shares if the value of their existing aggregate holdings equals $100,000 or more. [See
                                                  "Shareholder Account Information -- Class A
                                                  Shares -- Initial Sales Charge Option" in the Prospectus for
                                                  more information.] To determine the discount, fund share
                                                  holdings of your immediate family, accounts you control as a single investor, trustee of or participant in pooled and
                                                  similar accounts, will be totaled when you notify Enterprise of the applicable accounts.
  Acquire additional shares through the           Dividends and capital gains distributions may be
    Automatic Reinvestment Plan                   automatically reinvested in the same Class of shares without a sales charge. This does not apply to Money Market Fund
                                                  dividends invested in another Fund.
  Participate in the Automatic Bank Draft Plan    Your bank account may be debited monthly for automatic
                                                  investment into one or more of the Funds for each Class.
  Acquire Additional Shares through the           If you have your bank account linked to your Enterprise
    Automatic Purchase Plan                       account, you can call Shareholder Services at 1-800-368-3527 prior to 4:00 Eastern Standard Time and purchase shares at that day's closing price. The money will be taken from your bank account within one to five days.
  Participate in the Automatic Dollar Cost        You may have your shares automatically invested on a monthly
    Averaging Plan                                basis into the same Class of one or more of the Funds. As
                                                  long as you maintain a balance of $1,000 in the account from which you are transferring your shares, you may transfer $50 or more to an established account in another Enterprise Fund or you may open a new account with $100 or more.
  Participate in a Retirement Plan                You may use shares of the Funds to establish a Profit
                                                  Sharing Plan, Money Purchase Plan, Conventional IRA, Roth
                                                  IRA, Educational IRA, other retirement plans funded by
                                                  shares of a Fund and other investment plans which have been approved by the Internal Revenue Service.
                                                  The Distributor pays the cost of these plans, except for the retirement plans, which charge an annual custodial fee of
                                                  $10. If you would like to find out more about these plans, please contact the Retirement Plan Department.

  HOW TO REDEEM YOUR SHARES                       IMPORTANT INFORMATION ABOUT REDEEMING YOUR SHARES
  Have your investment dealer submit your         The redemption price of your shares is based on the next
    redemption order                              calculation of net asset value after your order is received.
  Call the Transfer Agent at 1-800-368-3527       You may redeem your shares by telephone if you have
                                                  authorized this service. If you make a telephone redemption request, you must furnish:
                                                  - the name and address of record of the registered owner,
                                                  - the account number and tax i.d. number,
                                                  - the amount to be redeemed, and
                                                  - the name of the person making the request.
                                                  Checks for telephone redemptions will be issued only to the registered shareowner(s) and mailed to the last address of record or exchanged into another Fund. All telephone
                                                  redemption instructions are recorded and are limited to
                                                  requests of $50,000 or less. If you have previously linked your bank account to your Enterprise account, you can have the proceeds sent via the ACH system to your bank. Provided you call by 4:00 Eastern Standard Time, you will receive the closing price of the day that you call, and the money will be sent to your bank account within one to five days.
  Write the Transfer Agent at:                    You may redeem your shares by sending in a written request.
    Enterprise Shareholder Services               If you own share certificates, they must accompany the
    P.O. Box 219731                               written request. You must obtain a signature guarantee if:
    Kansas City, MO 64121-9731                    - the total redemption proceeds exceed $50,000,
                                                  - the proceeds are to be sent to an address other than the address of record, or
                                                  - the proceeds are to be sent to a person other than the
                                                    registered holder.
                                                  You can generally obtain a signature guarantee from the
                                                  following sources:
                                                  - a member firm of a domestic securities exchange;
                                                  - a commercial bank;
                                                  - a savings and loan association;
                                                  - a credit union; or
                                                  - a trust company.
                                                  Corporations, executors, administrators, trustees or
                                                  guardians may need to include additional documentation with a request to redeem shares and a signature guarantee.
  Payment of Proceeds In General                  The Funds normally will make payment of redemption proceeds within seven days after your request has been properly made and received. When purchases are made by check or periodic account investment, redemption proceeds may not be available until the investment being redeemed has been in the account for seven calendar days. The Funds may suspend the
                                                  redemption privilege or delay sending redemption proceeds
                                                  for more than seven days during any period when the New York
                                                  Stock Exchange is closed or an emergency warranting such
                                                  action exists as determined by the Securities and Exchange
                                                  Commission.
  Receipt of Proceeds By Wire                     For a separate $10 charge, you may request that your
                                                  redemption proceeds of $250,000 or less be wired. If you
                                                  submit a written request, your proceeds may be wired to the bank currently on file. If written instructions are to send wire to any other bank, a signature guarantee is required.
                                                  If you authorize the Transfer Agent to accept telephone wire requests, any authorized person may make such requests at
                                                  1-800-368-3527. However, on a telephone request, your
                                                  proceeds may be wired only to a bank previously designated by you in writing. If you have authorized expedited wire
                                                  redemption, shares can be sold and the proceeds sent by
                                                  federal wire transfer to previously designated bank
                                                  accounts. Otherwise, proceeds normally will be sent to the designated bank account the following business day. To
                                                  change the name of the single designated bank account to
                                                  receive wire redemption proceeds, you must send a written
                                                  request with signature(s) guaranteed to the Transfer Agent.

  HOW TO REDEEM YOUR SHARES                       IMPORTANT INFORMATION ABOUT REDEEMING YOUR SHARES
  Use of Check Writing                            If you hold an account with a balance of more than $5,000 in
                                                  Class A shares of the Money Market Fund you may redeem your shares of that Fund by redemption check. You may make
                                                  redemption checks payable in any amount from $500 to
                                                  $100,000. You may write up to five redemption checks per
                                                  month without charge. Each additional redemption check in
                                                  any given month will be subject to a $5 fee. You may obtain redemption checks, without charge, by completing Optional
                                                  Features section of account application.
                                                  The Funds may charge a $25 fee for stopping payment of a
                                                  redemption check upon your request. It is not possible to
                                                  use a redemption check to close out an account since
                                                  additional shares accrue daily. Redemptions by check writing may be subject to a CDSC if the Money Market Fund shares
                                                  being redeemed were purchased by exchanged shares of another
                                                  Fund on which a CDSC was applicable. The Funds will honor
                                                  the check only if there are sufficient funds available in
                                                  your Money Market Fund account to cover the fee amount of
                                                  the check plus applicable CDSC, if any.
  Participate in the Bank Purchase and            You may initiate an Automatic Clearing House (ACH) Purchase
    Redemption Plan                               or Redemption directly to a bank account when you have
                                                  established proper instructions, including all applicable
                                                  bank information, on the account.
  Participate in a Systematic Withdrawal Plan     If you have at least $5,000 in your account you may
                                                  participate in a systematic withdrawal plan. Under a plan, you may arrange monthly, quarterly, semi-annual or annual
                                                  automatic withdrawals of at least $100 from any Fund. The
                                                  proceeds of each withdrawal will be mailed to you or as you otherwise direct in writing, including to a life insurance company, such as an affiliate of MONY. The $5,000 minimum
                                                  account size is not applicable to Individual Retirement
                                                  Accounts. The maximum annual rate at which Class B shares
                                                  may be sold under a systematic withdrawal plan is 10% of the net asset value of the account. The Funds process sales
                                                  through a systematic withdrawal plan on the 15th day of the month or the following business day if the 15th is not a
                                                  business day. Any income or capital gain dividends will be automatically reinvested at net asset value. A sufficient
                                                  number of full and fractional shares will be redeemed to
                                                  make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, sales for the purpose of making such payments may reduce or even exhaust the account.
                                                  You should not purchase Class A shares while participating in a systematic withdrawal plan because you may be redeeming shares upon which a sales charge was already paid unless you purchased shares at net asset value. The Funds will not
                                                  knowingly permit additional investments of less than $2,000 if you are making systematic withdrawals at the same time.
                                                  The Advisor will waive the CDSC on redemptions of shares
                                                  made pursuant to a systematic withdrawal plan.
                                                  The Funds may amend the terms of a systematic withdrawal
                                                  plan on 30 days' notice. You or the Funds may terminate the plan at any time.

  HOW TO EXCHANGE YOUR SHARES                     IMPORTANT INFORMATION ABOUT EXCHANGING YOUR SHARES
  Select the Fund into which you want to          You can exchange your shares of a Fund for the same Class of
    exchange. Be sure to read the prospectus      shares of any other Fund.
    describing the Fund into which you want to
    exchange.
                                                  No CDSC will be charged upon the exchange of shares.
                                                  However, if shares of the Money Market Fund are acquired
                                                  upon an exchange from shares of another Fund, your Money
                                                  Market Fund shares will continue to be subject to any CDSC that is carried forward from the initial purchase. Shares of a Fund subject to an exchange will be processed at net asset value next determined after the Transfer Agent receives your exchange request. In determining the CDSC applicable to
                                                  shares being redeemed subsequent to an exchange, we will
                                                  take into account the length of time you held shares prior to the exchange.
                                                  If your exchange results in the opening of a new account in a Fund, you are subject to the applicable minimum investment requirements. Original investments in the Money Market Fund which are transferred to other Funds are considered
                                                  purchases rather than exchanges.
  Call the Transfer Agent at 1-800-368-3527       If you authorize the Transfer Agent to act upon telephone
                                                  exchange requests, you or anyone who can provide the
                                                  Transfer Agent with account registration information may
                                                  exchange by telephone.
                                                  If you exchange your shares by telephone, you must furnish:
                                                  - the name of the Fund you are exchanging from,
                                                  - the name and address of the registered owner,
                                                  - the account number and tax i.d. number,
                                                  - the dollar amount or number of shares to be exchanged,
                                                  - the Fund into which you are exchanging, and
                                                  - the name of the person making the request.
  Write the Transfer Agent at:                    To exchange by letter, you must state:
    Enterprise Shareholder Services               - the name of the Fund you are exchanging from,
    P.O. Box 219731                               - the account name(s) and address,
    Kansas City, MO 64121-9731                    - the account number,
                                                  - the dollar amount or number of shares to be exchanged, and
                                                  - the Fund into which you are exchanging.
                                                  You must also sign your name(s) exactly as it appears on
                                                  your account statement.

                        TRANSACTION AND ACCOUNT POLICIES

VALUATION OF SHARES

     When you purchase shares, you pay the offering price, which is net asset value, plus any applicable sales charges. When you redeem your shares, you receive the net asset value, minus any applicable CDSC. The Funds calculate a share's net asset value by dividing net assets of each class by the total number of outstanding shares of such class.

     The Funds calculate net asset value at the close of regular trading on each day the New York Stock Exchange is open.

     Except with respect to the Money Market Fund, investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price on the exchange on which the security is primarily traded. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Directors. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.

     Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost and any discount or premium is amortized over the period until maturity without taking into account the impact of fluctuating interest rates on the market value of the security unless the aggregate deviation from net asset value as calculated by using available market quotations exceeds 1/2 of 1 percent.

     The Money Market Fund seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that the Money Market Fund will be able to do so.

     The different expenses borne by each class of shares of a Fund will result in different net asset values and dividends for each class. The net asset values of the three classes of each Fund may, however, converge immediately after the recording of dividends.

EXECUTION OF REQUESTS

     The net asset value used in determining your purchase, redemption or exchange price is the one next calculated after your order is received by the Fund. Price calculations will be based on trades placed in good order by the close of regular trading on each day the New York Stock Exchange is open. The Distributor or the Fund may reject any order. From time to time, the Funds may suspend the sale of shares. In such event, existing shareholders normally will be permitted to continue to purchase additional shares of the same class and to have dividends reinvested.

     The Funds normally pay redemption proceeds in cash. However, if a Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of redemption proceeds wholly or partly in cash, the Fund may pay the redemption price in securities (redemption in kind), in which case, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. The Funds have made an election that requires them to pay $250,000 of redemption proceeds in cash, subject to other restrictions as described in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

     If you elect to exchange or redeem your shares by telephone, you are subject to the risk that neither the Funds nor the Transfer Agent will be liable for properly acting upon unauthorized telephone instructions believed to be genuine. The Funds use reasonable procedures to confirm that telephone instructions are genuine. However, if appropriate measures are not taken, the Funds may be liable for any losses that may occur to an account due to an unauthorized telephone call.

EXCHANGES AND REDEMPTIONS

     The Funds may refuse to allow the exercise of the exchange privilege in less than two-week intervals or may restrict an exchange from any Fund until shares have been held in that Fund for at least seven days. The Funds may also discontinue or modify the exchange privilege on a prospective basis at any time, including a modification of the amount or terms of a service fee, upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission ("SEC"). Your exchange may be processed only if the shares of the Fund to be acquired are eligible for sale in your state and if the exchange privilege may be legally offered in your state.

     In addition, if a Fund determines that an investor is using market timing strategies or making excessive exchanges or redemptions and immediate loss of redemption proceeds would harm the Fund, the Fund may delay investment of the proceeds of such investor's exchange request for up to seven days. The Funds may also may refuse any exchange order.

SHARE CERTIFICATES

     The Funds do not ordinarily issue certificates representing shares of the Funds. Instead, shares are held on deposit for shareholders by the Funds' Transfer Agent, which will send you a statement of shares owned in each Fund following each transaction in your account. If you wish to have certificates for your shares, you may request them from the Transfer Agent by writing to Enterprise Shareholder Services, P.O. Box 219731, Kansas City, MO 64121-9731. The Funds do not issue certificates for fractional shares. You may redeem or exchange certificated shares only by returning the certificates to the Fund, along with a letter of instruction and a signature guarantee. Special shareholder services such as telephone redemptions, exchanges, electronic funds transfers and wire orders are not available if you hold certificates.

SMALL ACCOUNTS

     For accounts with balances under $1,000, an annual service charge of $25 per account registration per Fund will apply, excluding Automatic Bank Draft Plan Accounts, Automatic Investment Plan Accounts, Retirement Accounts and Savings Plan Accounts.

     If your account balance drops to $500 or less, a Fund may close out your account and mail you the proceeds. You will always be given at least 45 days written notice to give you time to add to your account and avoid redeeming your shares.

REPORTS TO SHAREHOLDERS

     Every year the Funds will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information. To reduce expenses, the Funds will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct the Funds or your financial adviser otherwise.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Fund will distribute substantially all of its net investment income and realized net capital gains, if any.

     Each Fund makes distributions of capital gains and declares and pays dividends of investment income, if any, at least annually. The following Funds declare daily and pay monthly dividends of investment income: Government Securities Fund, High-Yield Bond Fund, Tax-Exempt Income Fund and Money Market Fund.

     Your dividends and capital gains distributions, if any, will be automatically reinvested in shares of the same Fund and Class on which they were paid at the net asset value. Such reinvestments automatically occur on the payment date of such dividends and capital gains distributions. Alternatively, if you contact the Transfer Agent, you may elect to receive dividends or capital gains distributions, or both, in cash.

     You will pay tax on dividends and distributions from the Funds whether you receive them in cash or additional shares. The Funds intend to make distributions that will either be taxed as ordinary income or capital gains. If, for any taxable year, a Fund distributes income from dividends from domestic corporations, and complies with certain requirements, corporate shareholders may be entitled to take a dividends-received deduction for some or all of the dividends they receive.

     If you redeem shares of a Fund or exchange them for shares of another Fund, unless you are a dealer, you generally will recognize capital gain or loss on the transaction. Any such gain or loss will be a long-term capital gain or loss, if you held such shares for more than 12 months. The maximum long-term capital gain tax rate for individuals is 20%.

     Income received by the Funds from investments in securities issued by foreign issuers may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Funds' ordinary income dividends (which include distributions of net short term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

     The Funds are required to withhold 31% ("Back-Up Withholding") of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct social security or taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to Back-Up Withholding. Corporate shareholders and certain other shareholders specified in the IRC are exempt from Back-Up Withholding.

     Dividends derived from interest on municipal securities and designated by the Tax-Exempt Income Fund as exempt interest dividends by written notice to the shareholders, under existing law, are not subject to federal income tax. Dividends derived from net capital gains realized by the Fund are taxable to shareholders as a capital gain upon distribution. Any short-term capital gains or any taxable interest income or accrued market discount realized by the Fund will be distributed as a taxable ordinary income dividend distribution. These rules apply whether such distribution is made in cash or in additional shares. Any capital loss realized from shares held for six months or less is disallowed to the extent of tax-exempt dividend income received.

     Income from certain "private activity" bonds issued after August 7, 1986, are items of tax preference for the corporate and individual alternative minimum tax. If the Tax-Exempt Income Fund invests in private activity bonds, you may be subject to the alternative minimum tax on that part of such Fund distributions derived from interest income on those bonds. The receipt of exempt-interest dividends also may have additional tax consequences. Certain of these are described in the Statement of Additional Information.

     The treatment for state and local tax purposes of distributions from the Tax-Exempt Income Fund representing municipal securities interest will vary according to the laws of state and local taxing authorities.

     The foregoing summarizes some of the federal income tax considerations with respect to the Funds and their shareholders. It is not a substitute for personal tax advice. You should consult your tax advisor for more information regarding the potential tax consequences of an investment in the Funds under all applicable tax laws.

     The Funds will mail statements indicating the tax status of your distributions to you annually.

                                FUND MANAGEMENT

THE INVESTMENT ADVISOR

     Enterprise Capital Management, Inc. serves as the investment advisor to each of the Funds. The Advisor selects Fund Managers for the Funds, subject to the approval of the Board of Directors of the Funds, and reviews each Fund Manager's continued performance. Evaluation Associates, Inc., which has had 31 years of experience in evaluating investment advisors for individuals and institutional investors, assists the Advisor in selecting Fund Managers. The Advisor also provides various administrative services and acts as Fund Manager for the Money Market Fund.

     The Securities and Exchange Commission has issued an exemptive order that permits the Advisor to enter into or amend Agreements with Fund Managers without obtaining shareholder approval each time. The exemptive order permits the Advisor, with Board approval, to employ new Fund Managers for the Funds, change the terms of the Agreements with Fund Managers or enter into a new Agreement with a Fund Manager. Shareholders of a Fund have the right to terminate an Agreement with a Fund Manager at any time by a vote of the majority of the outstanding voting securities of such Fund. The Funds will notify shareholders of any Fund Manager changes or other material amendments to the Agreements with Fund Managers that occur under these arrangements.

     The Advisor, which was incorporated in 1986, served as principal investment advisor to Alpha Fund, Inc., the predecessor of the Enterprise Growth Fund. The Advisor also serves as investment advisor to Enterprise Accumulation Trust and Enterprise International Group of Funds. The Advisor's address is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, GA 30326-1022.


     The following table sets forth the fee paid to the Advisor for the fiscal year ended December 31, 1999 by each Fund. The Advisor in turn compensated each Fund Manager at no additional cost to the Fund.



NAME
OF                     FEE (AS A PERCENTAGE OF
FUND                     AVERAGE NET ASSETS)
-----------------------------------------------------------------
     Internet Fund...............................................           1.00%
*    International Internet Fund.................................           1.00%
     Global Financial Services Fund..............................           0.85%
*    Global Health Care Fund.....................................           1.00%
     Small Company Growth Fund...................................           1.00%
     Small Company Value Fund....................................           0.75%
     Multi-Cap Growth Fund.......................................           1.00%
*    Mid-Cap Growth Fund.........................................           0.75%
     Growth Fund.................................................           0.75%
     Equity Fund.................................................           0.75%
     Equity Income Fund..........................................           0.75%
     Growth and Income Fund......................................           0.75%
     Capital Appreciation Fund...................................           0.75%
*    Large-Cap Fund..............................................           0.75%
     International Growth Fund...................................           0.85%
*    Global Socially Responsive Fund.............................           0.90%
*    International Core Growth Fund..............................           1.00%
*    Emerging Countries Fund.....................................           1.25%
*    Worldwide Growth Fund.......................................           1.00%
     Balanced Fund...............................................           0.75%
     Managed Fund................................................           0.75%
     Government Securities Fund..................................           0.60%
     Tax-Exempt Income Fund......................................           0.50%
     High-Yield Bond Fund........................................           0.60%
*    Convertible Securities Fund.................................           0.75%
     Money Market Fund...........................................           0.35%



* Because these Funds were not in existence on December 31, 1999, the fees in the table above reflect the fees that will be paid to the Advisor for the fiscal year ending December 31, 2000.

THE FUND MANAGERS

     The following chart sets forth certain information about each of the Fund Managers other than the Advisor, which acts as the Fund Manager to the Money Market Fund. The Fund Managers are responsible for the day-to-day management of the Funds. The Fund Managers typically manage assets for institutional investors and high net worth individuals. Collectively, the Fund Managers manage assets in excess of $250 billion for all clients, including The Enterprise Group of Funds.


  NAME OF FUND AND NAME AND                       THE FUND MANAGER'S
  ADDRESS OF FUND MANAGER                             EXPERIENCE                            FUND MANAGERS
  Internet Fund                          Alger has been an investment advisor   David Alger and Dan Chung are the
                                         since 1964. As of December 31, 1999,   individuals responsible for the
  Alger                                  total assets under management for all  day-to-day management of the Fund.
  1 World Trade Center                   clients were approximately $17.4       Mr. Alger has been employed by Alger
  Suite 9333                             billion. Usual investment minimum is   as Executive Vice President and
  New York, NY 10048                     $5 million.                            Director of Research since 1971 and
                                                                                as President since 1995. Mr. Chung
                                                                                has been employed by Alger since 1995
                                                                                as Senior Vice President and Senior
                                                                                Analyst. They have more than 30
                                                                                years' combined experience in the
                                                                                investment industry.
  International Internet Fund            Alger has been an investment advisor   David Alger and Dan Chung are the
                                         since 1964. As of December 31, 1999,   individuals responsible for the
  Alger                                  total assets under management for all  day-to-day management of the Fund.
  1 World Trade Center                   clients were approximately $17.4       Mr. Alger has been employed by Alger
  Suite 9333                             billion. Usual investment minimum is   as Executive Vice President and
  New York, NY 10048                     $5 million.                            Director of Research since 1971 and
                                                                                as President since 1995. Mr. Chung
                                                                                has been employed by Alger since 1995
                                                                                as Senior Vice President and Senior
                                                                                Analyst. They have more than 30
                                                                                years' combined experience in the
                                                                                investment industry.
  Global Financial Services Fund         Sanford Bernstein was established in   The day-to-day management of this
                                         1967 and as of December 31, 1999, had  Fund is performed by Sanford
  Sanford C. Bernstein & Co., Inc.       $88 billion in assets under            Bernstein's Policy Group, chaired by
  ("Sanford Bernstein")                  management. Usual investment minimum   Andrew S. Adelson, who has more than
  767 Fifth Avenue                       is $5 million.                         20 years' experience in the
  New York, New York 10153-0185                                                 investment industry. He joined
                                                                                Sanford Bernstein in 1980 and has
                                                                                served as Chief Investment Officer of
                                                                                International Investment Services
                                                                                since 1990.
  Global Health Care Fund                Nicholas-Applegate was organized as a  Day-to-day management of this Fund is partnership in 1984 and is 100% owned  performed by an investment management
  Nicholas-Applegate Capital Management  by active partners. As of June 30,     team.
  ("Nicholas-Applegate")                 2000, it had $42.8 billion under
  600 West Broadway                      management. Usual investment minimum
  San Diego, CA 92101                    is $250,000 for institutional
                                         account.
  Small Company Growth Fund              Witter has provided investment         William D. Witter, President of
                                         counseling since 1977. As of December  Witter, and Paul B. Phillips,
  William D. Witter, Inc.                31, 1999, total assets under           Managing Director of Witter, are
  ("Witter")                             management for all clients were $1.4   responsible for the day-to- day
  One Citicorp Center                    billion. Usual investment minimum is   management of the Fund. They have
  153 East 53rd Street                   $1 million.                            more than 80 years' combined
  New York, New York 10022                                                      experience in the investment
                                                                                industry. Mr. Witter and Mr. Phillips
                                                                                have been employed in their present
                                                                                positions by Witter since 1977 and
                                                                                1996, respectively. Mr. Phillips
                                                                                previously served as Senior Portfolio
                                                                                Manager at Bankers Trust Company from
                                                                                1986 to 1995.
  Small Company Value Fund               GAMCO's predecessor, Gabelli &         Mario J. Gabelli has served as Chief
                                         Company, Inc., was founded in 1977.    Investment Officer of GAMCO since its
  Gabelli Asset Management Company       As of March 31, 1999, total assets     inception in 1977 and is responsible
  (GAMCO Investors, Inc.)                under management for all clients were  for the day-to-day management of the
  ("GAMCO")                              $9.3 billion. Usual investment         Fund. He has more than 28 years'
  One Corporate Center                   minimum is $1 million.                 experience in the investment
  Rye, New York 10580                                                           industry.
  Multi-Cap Growth Fund                  Alger has been an investment adviser   David Alger and Seilai Khoo are the
                                         since 1964. As of December 31, 1999,   individuals responsible for the
  Fred Alger Management, Inc. ("Alger")  total assets under management for all  day-to-day management of the Fund.
  1 World Trade Center                   clients were approximately $17.4       Mr. Alger has been employed by Alger
  Suite 9333                             billion. Usual investment minimum is   as Executive Vice President and
  New York, NY 10048                     $5 million.                            Director of Research since 1971 and
                                                                                as President since 1995. Ms. Khoo has
                                                                                been employed by Alger as Senior Vice
                                                                                President and Portfolio Manager since
                                                                                1995 and served as Senior Research
                                                                                Analyst from 1990 to 1995. They have
                                                                                more than 40 years' combined
                                                                                experience in the investment
                                                                                industry.


  NAME OF FUND AND NAME AND                       THE FUND MANAGER'S
  ADDRESS OF FUND MANAGER                             EXPERIENCE                            FUND MANAGERS
  Mid-Cap Growth Fund                    Nicholas-Applegate was organized as a  Day-to-day management of this Fund is partnership in 1984 and is 100% owned  performed by an investment management
  Nicholas-Applegate Capital Management  by active partners. As of June 30,     team.
  ("Nicholas-Applegate")                 2000, it had $42.8 billion under
  600 West Broadway                      management. Usual investment minimum
  San Diego, CA 92101                    is $250,000 for institutional
                                         account.
  Growth Fund                            Montag & Caldwell has served as the    Ronald E. Canakaris, President and
                                         Fund Manager to Alpha Fund, Inc., the  Chief Investment Officer of Montag &
  Montag & Caldwell, Inc.                predecessor of the Growth Fund, since  Caldwell, is responsible for the
  ("Montag & Caldwell")                  the Fund was organized in 1968.        day-to- day investment management of
  3455 Peachtree Road, N.E.              Montag & Caldwell and its              the Growth Fund and has more than 30
  Suite 1200                             predecessors have been engaged in the  years' experience in the investment
  Atlanta, Georgia 30326-3248            business of providing investment       industry. He has been President of
                                         counseling to individuals and          Montag & Caldwell for more than 15
                                         institutions since 1945. Total assets  years.
                                         under management for all clients were
                                         approximately $35.1 billion as of
                                         December 31, 1999. Usual investment
                                         minimum is $40 million.
  Equity Fund                            The Board of Directors named TCW Fund  Glen E. Bickerstaff is responsible
                                         Manager effective November 1, 1999.    for the day-to-day management of the
  TCW Investment Management Company      TCW was founded in 1971 and as of      Fund and is a Managing Director of
  ("TCW")                                December 31, 1999, TCW and its         TCW, which he joined in May of 1998.
  865 South Figueroa Street              affiliated companies had               He has more than 19 years of
  Suite 1800                             approximately $71 billion under        investment industry experience, and
  Los Angeles, California 90017          management. Usual investment minimum   he previously served as Senior
                                         for equity accounts is $100 million.   Portfolio Manager and Vice President
                                                                                for Transamerica Investment Services.
  Equity Income Fund                     1740 Advisers has been providing       John V. Rock, President and Director
                                         investment counseling since 1971.      of 1740 Advisers, is responsible for
  1740 Advisers, Inc.                    1740 Advisers is an affiliate of the   the day- to-day investment management
  ("1740 Advisers")                      Advisor. Total assets under            of the Fund and has more than 35
  1740 Broadway                          management for 1740 Advisers as of     years' experience in the investment
  New York, New York 10019               December 31, 1999, were approximately  industry. He has served as President
                                         $2.1 billion. Usual investment         of 1740 Advisers since 1974.
                                         minimum is $20 million.
  Growth and Income Fund                 RSI has served as Fund Manager for     James P. Coughlin, President and
                                         Retirement System Fund Inc. Core       Chief Investment Officer of RSI, is
  Retirement System Investors Inc.       Equity Fund, the predecessor of The    responsible for the day-to-day
  ("RSI")                                Growth and Income Fund, since that     management of the Fund and has more
  317 Madison Avenue                     Fund was organized in 1991. RSI has    than 30 years' experience in the
  New York, New York 10017               been engaged in providing investment   investment industry. He has served as
                                         advisory services since 1989. Total    President and Chief Investment
                                         assets under management for RSI were   Officer of RSI since 1989.
                                         $974 million as of December 31, 1999.
  Capital Appreciation Fund              The Board of Directors named Marsico   Thomas F. Marsico is responsible for
                                         Fund Manager effective November 1,     the day-to-day management of the
  Marsico Capital Management, LLC        1999. Marsico has been providing       Fund. He has more than 19 years of
  ("Marsico")                            investment counseling since 1997. As   investment industry experience. He
  1200 17th Street                       of December 31, 1999, total assets     founded Marsico in 1997 and
  Suite 1300                             under management for all clients were  previously served as Portfolio
  Denver, Colorado 80202                 approximately $14.1 billion. Usual     Manager for Janus Capital
                                         investment minimum is $100 million.    Corporation.
  Large Cap Fund                         Nicholas-Applegate was organized as a  Day-to-day management of this Fund is partnership in 1984 and is 100% owned  performed by an investment management
  Nicholas-Applegate Capital Management  by active partners. As of June 30,     team.
  ("Nicholas-Applegate")                 2000, it had $42.8 billion under
  600 West Broadway                      management. Usual investment minimum
  San Diego, CA 92101                    is $250,000 for institutional
                                         account.


  NAME OF FUND AND NAME AND                       THE FUND MANAGER'S
  ADDRESS OF FUND MANAGER                             EXPERIENCE                            FUND MANAGERS
  International Growth Fund              Vontobel has provided investment       Fabrizio Pierallini, Senior Vice
                                         counseling since 1984. Vontobel's      President and Managing Director of
  Vontobel USA Inc.                      assets under management for all        International Investments is
  ("Vontobel")                           clients were $2.1 billion as of        responsible for the day-to- day
  450 Park Avenue                        December 31, 1999. Usual investment    management of the Fund. Mr.
  New York, New York 10022               minimum is $10 million.                Pierallini has been employed by
                                                                                Vontobel since 1994 as Senior Vice
                                                                                President and Managing Director. He
                                                                                previously served as associate
                                                                                director/portfolio manager for the
                                                                                Swiss Bank and has more than 18 years
                                                                                experience in the investment
                                                                                industry.
  Global Socially Responsive Fund        Rockefeller was incorporated in 1979   Farah-Joyce Haboucha, Co-director of
                                         and as of December 31, 1999, had $5.6  Socially Responsive Investments is
  Rockefeller & Co., Inc.                billion under management. Usual        responsible for the day-to-day
  ("Rockefeller")                        investment minimum is $20 million for  management of the Fund. Ms. Haboucha
  30 Rockefeller Plaza,                  separately managed accounts and $5     has been employed by Rockefeller
  54th floor                             million for pooled investment          since 1997. She previously served for
  New York, New York 10112               vehicles.                              10 years as a Senior Portfolio
                                                                                Manager and Co-director of Socially
                                                                                Responsive Investment Services at
                                                                                Neuberger & Berman and has more than
                                                                                18 years experience in the investment
                                                                                industry.
  International Core Growth Fund         Nicholas-Applegate was organized as a  Day-to-day management of this Fund is partnership in 1984 and is 100% owned  performed by an investment management
  Nicholas-Applegate Capital Management  by active partners. As of June 30,     team.
  ("Nicholas-Applegate")                 2000, it had $42.8 billion under
  600 West Broadway                      management. Usual investment minimum
  San Diego, CA 92101                    is $250,000 for institutional
                                         account.
  Emerging Countries Fund                Nicholas-Applegate was organized as a  Day-to-day management of this Fund is partnership in 1984 and is 100% owned  performed by an investment management
  Nicholas-Applegate Capital Management  by active partners. As of June 30,     team.
  ("Nicholas-Applegate")                 2000, it had $42.8 billion under
  600 West Broadway                      management. Usual investment minimum
  San Diego, CA 92101                    is $250,000 for institutional
                                         account.
  Worldwide Growth Fund                  Nicholas-Applegate was organized as a  Day-to-day management of this Fund is partnership in 1984 and is 100% owned  performed by an investment management
  Nicholas-Applegate Capital Management  by active partners. As of June 30,     team.
  ("Nicholas-Applegate")                 2000, it had $42.8 billion under
  600 West Broadway                      management. Usual investment minimum
  San Diego, CA 92101                    is $250,000 for institutional
                                         account.
  Balanced Fund                          Montag & Caldwell has served as the    Ronald E. Canakaris, President and
                                         Fund Manager to Alpha Fund, Inc., the  Chief Investment Officer of Montag &
  Montag & Caldwell                      predecessor of the Growth Fund, since  Caldwell and Helen M. Donahue,
  3455 Peachtree Road, N.E.              the Fund was organized in 1968.        Assistant Vice President, are
  Suite 1200                             Montag & Caldwell and its              responsible for the day-to-day
  Atlanta, Georgia 30326-3248            predecessors have been engaged in the  investment management of the Balanced
                                         business of providing investment       Fund. They have more than 36 years'
                                         counseling to individuals and          combined experience in the investment
                                         institutions since 1945. Total assets  industry. Mr. Canakaris has been under management for all clients were  President of Montag & Caldwell for
                                         approximately $35.1 billion as of      more than 15 years. Ms. Donahue has
                                         December 31, 1999. Usual investment    served as Assistant Vice President
                                         minimum is $40 million.                since 1997 and immediately prior to
                                                                                that served as Senior Consultant at
                                                                                Ernst & Young, L.L.P. in 1997. She
                                                                                was the Assistant Vice President of
                                                                                Legg Mason Capital Management from
                                                                                1991-1996.


  NAME OF FUND AND NAME AND                       THE FUND MANAGER'S
  ADDRESS OF FUND MANAGER                             EXPERIENCE                            FUND MANAGERS
  Managed Fund                           The two Fund Managers are allocated    Richard J. Glasebrook II, Managing
                                         net cash flows into and redemptions    Director of Oppenheimer Capital is
  OpCap Advisors                         out of the Fund on a 50/50 basis.      responsible for the day-to-day
  1345 Avenue of the Americas            OpCap handles both equity and fixed    management of OpCap's portion of the
  47th Floor                             income investments and Sanford         Fund. He has more than 25 years'
  New York, New York 10105               Bernstein handles equities.            investment industry experience. Mr.
   and                                                                          Glasebrook has served as Managing
  Sanford Bernstein                      OpCap has provided investment          Director of Oppenheimer Capital since
  767 Fifth Avenue                       counseling services since 1987. As of  1994 and immediately prior to that
  New York, New York                     December 31, 1999, Oppenheimer         served as Senior Vice President.
  10153-0185                             Capital and its affiliates have over
                                         $52.1 billion under management. Usual  Day-to-day management of Sanford
                                         investment minimum is $20 million.     Bernstein's portion of the Fund will
                                                                                be handled by Sanford Bernstein's
                                         Sanford Bernstein was established in   Investment Policy Group, chaired by
                                         1967 and as of December 31, 1999, had  Steven Pisarkiewicz, who has 15 years
                                         $88 billion in assets under            of experience in the investment
                                         management. Usual investment minimum   industry. He joined Sanford Bernstein
                                         is $5 million.                         in 1989 and assumed his current
                                                                                position as Chairman and Chief
                                                                                Investment Officer for Structured
                                                                                Equity Services in 1998. He
                                                                                previously served as Managing
                                                                                Director of Institutional Services
                                                                                from 1991-1997 and as Senior
                                                                                Portfolio Manager for U.S. Equity
                                                                                investment group from 1997-1998.
  Government Securities Fund             The firm was founded in 1971 and as    Philip A. Barach and Jeffrey E.
                                         of December 31, 1999, TCW and its      Gundlach, Managing Directors of TCW
  TCW                                    affiliated companies had               are responsible for the day-to-day
  865 South Figueroa Street              approximately $71 billion under        investment management of the Fund and
  Suite 1800                             management or committed for            have more than 37 years' combined
  Los Angeles, California 90017          management in various fiduciary        experience in the investment
                                         advisory capacities. Usual investment  industry. They have served as
                                         minimum for fixed income accounts is   Managing Directors since they joined
                                         $50 million.                           TCW in 1987 and 1985, respectively.
  Tax-Exempt Income Fund                 MBIA has provided investment           Robert M. Ohanesian joined MBIA as
                                         counseling services since 1987. As of  President and Chief Investment
  MBIA Capital Management Corp.          December 31, 1999, assets under        Officer and has held those positions
  ("MBIA")                               management for all clients were        since 1994. He has more than 25
  113 King Street                        approximately $29.6 billion. Usual     years' experience in the investment
  Armonk, New York 10504                 investment minimum is $10 million.     industry and serves as portfolio
                                                                                manager to the Fund.
  High-Yield Bond Fund                   Caywood-Scholl has provided            James Caywood, Managing Director and
                                         investment advice with respect to      Chief Investment Officer of Caywood-
  Caywood-Scholl Capital Management      high-yield, low grade fixed income     Scholl, is responsible for the
  ("Caywood-Scholl")                     instruments since 1986. As of          day-to-day management of the Fund. He
  4350 Executive Drive, Suite 125        December 31, 1999, assets under        has more than 30 years' investment
  San Diego, California 92121            management for all clients were        industry experience. He joined
                                         approximately $1.4 billion. Usual      Caywood-Scholl in 1986 as Managing
                                         investment minimum is $1 million.      Director and Chief Investment Officer
                                                                                and has held those positions since
                                                                                1986.
  Convertible Securities Fund            Nicholas-Applegate was organized as a  Day-to-day management of this Fund is partnership in 1984 and is 100% owned  performed by an investment management
  Nicholas-Applegate Capital Management  by active partners. As of June 30,     team.
  ("Nicholas-Applegate")                 2000, it had $42.8 billion under
  600 West Broadway                      management. Usual investment minimum
  San Diego, CA 92101                    is $250,000 for institutional
                                         account.

                              FINANCIAL HIGHLIGHTS


         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS)



    Except for the 2000 financial highlights, which have not yet been audited, the following financial highlights have been audited by PricewaterhouseCoopers LLP, independent auditors. The financial highlights are derived from the Fund's financial statements. The Fund's financial statements and the independent auditor's report thereon are incorporated by reference into the Statement of Additional Information and may be obtained without charge by calling the Fund at 800-368-3527. The financial highlights for the Global Socially Responsive Fund, Large-Cap Fund, Mid-Cap Growth Fund, Worldwide Growth Fund, International Core Growth Fund, Emerging Countries Fund, Convertible Securities Fund and Global Health Care Fund are not provided because these Funds commenced operation after June 30, 2000. The International Internet Fund commenced operations on June 30, 2000 with a beginning net asset value for each class of $10 per share. At June 30, 2000, net assets totaled $13,896 as follows: Class A $5,661 thousand, Class B $5,798 thousand, Class C $1,790 thousand. The International Internet Fund had no investments on June 30, 2000.



                                                       (UNAUDITED)         FOR THE PERIOD
                                                     SIX MONTHS ENDED   JULY 1, 1999 THROUGH
ENTERPRISE INTERNET FUND (CLASS A)                    JUNE 30, 2000      DECEMBER 31, 1999
--------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period................      $  31.72             $  10.00
Net Investment Income (Loss).......................         (0.24)(F)            (0.12)(F)
Net Realized and Unrealized Gain (Loss) on
 Investments.......................................         (3.40)               22.19
                                                     ---------------------------------------
Total from Investment Operations...................         (3.64)               22.07
                                                     ---------------------------------------
Dividends from Net Investment Income...............            --                   --
Distributions from Capital Gains...................         (0.10)               (0.35)
                                                     ---------------------------------------
Total Distributions................................         (0.10)               (0.35)
                                                     ---------------------------------------
Net Asset Value End of Period......................      $  27.98             $  31.72
                                                     ---------------------------------------
Total Return(C)....................................        (11.56)%(B)          220.79%(B)
Net Assets End of Period (In Thousands)............      $176,905             $119,283
Ratio of Expenses to Average Net Assets............          1.88%(A)             1.90%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)....................................          1.88%(A)             2.04%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets........................................         (1.56)%(A)           (1.28)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Reimbursement)..............         (1.56)%(A)           (1.42)%(A)
Portfolio Turnover Rate............................            58%                  31%


                                                       (UNAUDITED)         FOR THE PERIOD
                                                     SIX MONTHS ENDED   JULY 1, 1999 THROUGH
ENTERPRISE INTERNET FUND (CLASS B)                    JUNE 30, 2000      DECEMBER 31, 1999
--------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period................      $  31.65             $  10.00
Net Investment Income (Loss).......................         (0.33)(F)            (0.18)(F)
Net Realized and Unrealized Gain (Loss) on
 Investments.......................................         (3.35)               22.18
                                                     ---------------------------------------
Total from Investment Operations...................         (3.68)               22.00
                                                     ---------------------------------------
Dividends from Net Investment Income...............            --                   --
Distributions from Capital Gains...................         (0.10)               (0.35)
                                                     ---------------------------------------
Total Distributions................................         (0.10)               (0.35)
                                                     ---------------------------------------
Net Asset Value End of Period......................      $  27.87             $  31.65
                                                     ---------------------------------------
Total Return(D)....................................        (11.71)%(B)          220.09%(B)
Net Assets End of Period (In Thousands)............      $180,695             $107,176
Ratio of Expenses to Average Net Assets............          2.43%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)....................................          2.43%(A)             2.56%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets........................................         (2.11)(A)            (1.85)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Reimbursement)..............         (2.11)%(A)           (1.96)%(A)
Portfolio Turnover Rate............................            58%                  31%

                                                       (UNAUDITED)         FOR THE PERIOD
                                                     SIX MONTHS ENDED   JULY 1, 1999 THROUGH
ENTERPRISE INTERNET FUND (CLASS C)                    JUNE 30, 2000      DECEMBER 31, 1999
--------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period................      $  31.65             $ 10.00
Net Investment Income (Loss).......................         (0.33)(F)           (0.17)(F)
Net Realized and Unrealized Gain (Loss) on
 Investments.......................................         (3.38)              22.17
                                                     ---------------------------------------
Total from Investment Operations...................         (3.71)              22.00
                                                     ---------------------------------------
Dividends from Net Investment Income...............            --                  --
Distributions from Capital Gains...................         (0.10)              (0.35)
                                                     ---------------------------------------
Total Distributions................................         (0.10)              (0.35)
                                                     ---------------------------------------
Net Asset Value End of Period......................      $  27.84             $ 31.65
                                                     ---------------------------------------
Total Return(D)....................................        (11.80)%(B)         220.09%(B)
Net Assets End of Period (In Thousands)............      $ 61,796             $35,448
Ratio of Expenses to Average Net Assets............          2.44%(A)            2.45%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)....................................          2.44%(A)            2.57%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets........................................         (2.12)%(A)          (1.84)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Reimbursement)..............         (2.12)%(A)          (1.96)%(A)
Portfolio Turnover Rate............................            58%                 31%

                                                                (UNAUDITED)          FOR YEAR           FOR THE PERIOD
                                                                 SIX MONTHS           ENDED             OCTOBER 1, 1998
                                                                   ENDED           DECEMBER 31,             THROUGH
ENTERPRISE GLOBAL FINANCIAL SERVICES FUND (CLASS A)            JUNE 30, 2000           1999            DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................      $  5.58             $ 6.05                $ 5.00
Net Investment Income (Loss)................................         0.03%(F)           0.06(F)               0.01
Net Realized and Unrealized Gain (Loss) on Investments......        (0.27)             (0.37)                 1.04
                                                              -------------------------------------------------------------
Total from Investment Operations............................        (0.24)             (0.31)                 1.05
                                                              -------------------------------------------------------------
Dividends from Net Investment Income........................           --              (0.04)                   --
Distributions from Capital Gains............................        (0.02)             (0.12)                   --
                                                              -------------------------------------------------------------
Total Distributions.........................................        (0.02)             (0.16)                   --
                                                              -------------------------------------------------------------
Net Asset Value End of Period...............................      $  5.32             $ 5.58                $ 6.05
                                                              -------------------------------------------------------------
Total Return(C).............................................        (4.39)%(B)         (5.01)%               21.00%(B)
Net Assets End of Period (In Thousands).....................      $11,469             $5,179                $1,426
Ratio of Expenses to Average Net Assets.....................         1.75%(A)           1.75%                 1.75%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         2.34%(A)           2.92%                 6.58%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................         1.34%(A)           1.00%                 0.16%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................         0.75%(A)          (0.17)%               (4.68)%(A)
Portfolio Turnover Rate.....................................           13%                16%                    2%

                                                                (UNAUDITED)          FOR YEAR           FOR THE PERIOD
                                                                 SIX MONTHS           ENDED             OCTOBER 1, 1998
                                                                   ENDED           DECEMBER 31,             THROUGH
ENTERPRISE GLOBAL FINANCIAL SERVICES FUND (CLASS B)            JUNE 30, 2000           1999            DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................       $ 5.55             $ 6.03                $ 5.00
Net Investment Income (Loss)................................         0.02%(F)           0.03(F)               0.01
Net Realized and Unrealized Gain (Loss) on Investments......        (0.27)             (0.37)                 1.02
                                                              -------------------------------------------------------------
Total from Investment Operations............................        (0.25)             (0.34)                 1.03
                                                              -------------------------------------------------------------
Dividends from Net Investment Income........................           --              (0.02)                   --
Distributions from Capital Gains............................        (0.02)             (0.12)                   --
                                                              -------------------------------------------------------------
Total Distributions.........................................        (0.02)             (0.14)                   --
                                                              -------------------------------------------------------------
Net Asset Value End of Period...............................       $ 5.28             $ 5.55                $ 6.03
                                                              -------------------------------------------------------------
Total Return(D).............................................        (4.60)%(B)         (5.50)%               20.60%(B)
Net Assets End of Period (In Thousands).....................       $7,025             $4,661                $1,023
Ratio of Expenses to Average Net Assets.....................         2.30%(A)           2.30%                 2.30%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         2.90%(A)           3.49%                 7.50%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................         0.62%(A)           0.44%                (0.49)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................         0.02%(A)          (0.75)%               (5.69)%(A)
Portfolio Turnover Rate.....................................           13%                16%                    2%

                                                                (UNAUDITED)         FOR YEAR           FOR THE PERIOD
                                                                 SIX MONTHS          ENDED             OCTOBER 1, 1998
                                                                   ENDED          DECEMBER 31,             THROUGH
ENTERPRISE GLOBAL FINANCIAL SERVICES FUND (CLASS C)            JUNE 30, 2000          1999            DECEMBER 31, 1998
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................       $ 5.56            $ 6.03                $ 5.00
Net Investment Income (Loss)................................         0.03(F)           0.02(F)               0.01
Net Realized and Unrealized Gain (Loss) on Investments......        (0.29)            (0.34)                 1.02
                                                              ------------------------------------------------------------
Total from Investment Operations............................        (0.26)            (0.32)                 1.03
                                                              ------------------------------------------------------------
Dividends from Net Investment Income........................           --             (0.03)                   --
Distributions from Capital Gains............................        (0.02)            (0.12)                   --
                                                              ------------------------------------------------------------
Total Distributions.........................................        (0.02)            (0.15)                   --
                                                              ------------------------------------------------------------
Net Asset Value End of Period...............................       $ 5.28            $ 5.56                $ 6.03
                                                              ------------------------------------------------------------
Total Return(D).............................................        (4.77)%(B)        (5.31)%               20.60%(B)
Net Assets End of Period (In Thousands).....................       $1,040            $  718                $  218
Ratio of Expenses to Average Net Assets.....................         2.30%(A)          2.30%                 2.30%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         2.91%(A)          3.50%                 6.42%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................         0.59%(A)          0.39%                (0.33)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................        (0.02)%(A)        (0.81)%               (4.45)%(A)
Portfolio Turnover Rate.....................................           13%               16%                    2%

                                                                            YEAR ENDED
                                                    (UNAUDITED)            DECEMBER 31,               FOR THE PERIOD
                                                  SIX MONTHS ENDED    -----------------------        OCTOBER 1 THROUGH
ENTERPRISE SMALL COMPANY GROWTH FUND (CLASS A)     JUNE 30, 2000       1999             1998         DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.............      $ 33.26         $ 22.44          $23.39             $ 26.61
Net Investment Income (Loss)....................        (0.23)(F)       (0.35)(F)       (0.32)(F)           (0.40)
Net Realized and Unrealized Gain (Loss) on
 Investments....................................         0.89           11.17           (0.63)              (2.27)
                                                  --------------------------------------------------------------------
Total from Investment Operations................         0.66           10.82           (0.95)              (2.67)
                                                  --------------------------------------------------------------------
Dividends from Net Investment Income............           --              --              --                  --
Distributions from Capital Gains................        (0.25)             --              --               (0.55)
                                                  --------------------------------------------------------------------
Total Distributions.............................        (0.25)             --              --               (0.55)
                                                  --------------------------------------------------------------------
Net Asset Value End of Period...................      $ 33.67         $ 33.26          $22.44             $ 23.39
                                                  --------------------------------------------------------------------
Total Return(C).................................         1.88%(B)       48.22%          (4.06)%            (10.04)%(B)
Net Assets End of Period (In Thousands).........      $32,323         $19,024          $8,194             $ 4,861
Ratio of Expenses to Average Net Assets.........         1.85%(A)        1.85%           1.85%               1.85%(A)
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement)......................         2.03%(A)        2.29%           2.66%               2.38%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets.....................................        (1.33)%(A)      (1.38)%         (1.43)%             (1.56)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Reimbursement)...........        (1.51)%(A)      (1.82)%         (2.24)%             (2.09)%(A)
Portfolio Turnover Rate.........................           29%             62%            151%                 24%(A)


                                                    FOR THE PERIOD
                                                   JULY 17 THROUGH
ENTERPRISE SMALL COMPANY GROWTH FUND (CLASS A)    SEPTEMBER 30, 1997
------------------------------------------------  ------------------
Net Asset Value Beginning of Period.............        $24.54
Net Investment Income (Loss)....................         (0.05)
Net Realized and Unrealized Gain (Loss) on
 Investments....................................          2.12
                                                  ------------------
Total from Investment Operations................          2.07
                                                  ------------------
Dividends from Net Investment Income............            --
Distributions from Capital Gains................            --
                                                  ------------------
Total Distributions.............................            --
                                                  ------------------
Net Asset Value End of Period...................        $26.61
                                                  ------------------
Total Return(C).................................          8.44%(B)
Net Assets End of Period (In Thousands).........        $2,102
Ratio of Expenses to Average Net Assets.........          1.85%(A)
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement)......................          4.48%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets.....................................         (1.61)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Reimbursement)...........         (4.25)%(A)
Portfolio Turnover Rate.........................           158%(A)

                                                                            YEAR ENDED
                                                    (UNAUDITED)            DECEMBER 31,               FOR THE PERIOD
                                                  SIX MONTHS ENDED    -----------------------        OCTOBER 1 THROUGH
ENTERPRISE SMALL COMPANY GROWTH FUND (CLASS B)     JUNE 30, 2000       1999             1998         DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.............      $ 32.62         $ 22.13          $23.33             $ 26.58
Net Investment Income (Loss)....................        (0.32)(F)       (0.48)(F)       (0.41)(F)           (0.47)
Net Realized and Unrealized Gain (Loss) on
 Investments....................................         0.91           10.97           (0.79)              (2.23)
                                                  --------------------------------------------------------------------
Total from Investment Operations................         0.59           10.49           (1.20)              (2.70)
                                                  --------------------------------------------------------------------
Dividends from Net Investment Income............           --              --              --                  --
Distributions from Capital Gains................        (0.25)             --              --               (0.55)
                                                  --------------------------------------------------------------------
Total Distributions.............................        (0.25)             --              --               (0.55)
                                                  --------------------------------------------------------------------
Net Asset Value End of Period...................      $ 32.96         $ 32.62          $22.13             $ 23.33
                                                  --------------------------------------------------------------------
Total Return(D).................................         1.70%(B)       47.40%          (5.14)%            (10.16)%(B)
Net Assets End of Period (In Thousands).........      $34,775         $19,798          $8,760             $ 2,842
Ratio of Expenses to Average Net Assets.........         2.40%(A)        2.40%           2.40%               2.40%(A)
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement)......................         2.58%(A)        2.84%           3.24%               2.93%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets.....................................        (1.88)%(A)      (1.93)%         (1.94)%             (2.11)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Reimbursement)...........        (2.06)%(A)      (2.37)%         (2.78)%             (2.64)%(A)
Portfolio Turnover Rate.........................           29%             62%            151%                 24%(A)


                                                    FOR THE PERIOD
                                                   JULY 17 THROUGH
ENTERPRISE SMALL COMPANY GROWTH FUND (CLASS B)    SEPTEMBER 30, 1997
------------------------------------------------  ------------------
Net Asset Value Beginning of Period.............        $24.54
Net Investment Income (Loss)....................         (0.05)
Net Realized and Unrealized Gain (Loss) on
 Investments....................................          2.09
                                                  ------------------
Total from Investment Operations................          2.04
                                                  ------------------
Dividends from Net Investment Income............            --
Distributions from Capital Gains................            --
                                                  ------------------
Total Distributions.............................            --
                                                  ------------------
Net Asset Value End of Period...................        $26.58
                                                  ------------------
Total Return(D).................................          8.31%(B)
Net Assets End of Period (In Thousands).........        $1,099
Ratio of Expenses to Average Net Assets.........          2.40%(A)
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement)......................          5.52%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets.....................................         (2.18)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Reimbursement)...........         (5.29)%(A)
Portfolio Turnover Rate.........................           158%(A)

                                                                            YEAR ENDED
                                                    (UNAUDITED)            DECEMBER 31,              FOR THE PERIOD
                                                  SIX MONTHS ENDED    ----------------------        OCTOBER 1 THROUGH
ENTERPRISE SMALL COMPANY GROWTH FUND (CLASS C)     JUNE 30, 2000       1999            1998         DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.............      $ 32.73         $22.21          $23.32             $ 26.57
Net Investment Income (Loss)....................        (0.32)(F)      (0.47)(F)       (0.41)(F)           (0.62)
Net Realized and Unrealized Gain (Loss) on
 Investments....................................         0.91          10.99           (0.70)              (2.08)
                                                  -------------------------------------------------------------------
Total from Investment Operations................         0.59          10.52           (1.11)              (2.70)
                                                  -------------------------------------------------------------------
Dividends from Net Investment Income............           --             --              --                  --
Distributions from Capital Gains................        (0.25)            --              --               (0.55)
                                                  -------------------------------------------------------------------
Total Distributions.............................        (0.25)            --              --               (0.55)
                                                  -------------------------------------------------------------------
Net Asset Value End of Period...................      $ 33.07         $32.73          $22.21             $ 23.32
                                                  -------------------------------------------------------------------
Total Return(D).................................         1.70%(B)      47.37%          (4.76)%            (10.16)%(B)
Net Assets End of Period (In Thousands).........      $ 8,311         $4,654          $2,481             $   795
Ratio of Expenses to Average Net Assets.........         2.40%(A)       2.40%           2.40%               2.40%(A)
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement)......................         2.58%(A)       2.84%           3.24%               2.93%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets.....................................        (1.87)%(A)     (1.93)%         (1.93)%             (2.11)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Reimbursement)...........        (2.05)%(A)     (2.37)%         (2.77)%             (2.64)%(A)
Portfolio Turnover Rate.........................           29%            62%            151%                 24%(A)


                                                    FOR THE PERIOD
                                                   JULY 17 THROUGH
ENTERPRISE SMALL COMPANY GROWTH FUND (CLASS C)    SEPTEMBER 30, 1997
------------------------------------------------  ------------------
Net Asset Value Beginning of Period.............        $24.54
Net Investment Income (Loss)....................         (0.07)
Net Realized and Unrealized Gain (Loss) on
 Investments....................................          2.10
                                                  ------------------
Total from Investment Operations................          2.03
                                                  ------------------
Dividends from Net Investment Income............            --
Distributions from Capital Gains................            --
                                                  ------------------
Total Distributions.............................            --
                                                  ------------------
Net Asset Value End of Period...................        $26.57
                                                  ------------------
Total Return(D).................................          8.27%(B)
Net Assets End of Period (In Thousands).........        $  201
Ratio of Expenses to Average Net Assets.........          2.40%(A)
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement)......................          5.91%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets.....................................         (2.15)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Reimbursement)...........         (5.65)%(A)
Portfolio Turnover Rate.........................           158%(A)

A Annualized.
B Not Annualized.
C Total returns do not include one time sales charge.
D Total return does not include contingent deferred sales charge.
E Effective September 1, 1995, ratio includes expenses paid indirectly. F Based on average monthly shares outstanding.

                                                        (UNAUDITED)                       YEAR ENDED DECEMBER 31,
                                                      SIX MONTHS ENDED    -------------------------------------------------------
ENTERPRISE SMALL COMPANY VALUE FUND (CLASS A)          JUNE 30, 2000        1999        1998         1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.................      $   8.53        $   7.92     $  7.75      $  5.74    $  5.43    $  5.17
Net Investment Income (Loss)........................         (0.01)(F)       (0.02)(F)   (0.03)(F)     0.01      (0.01)      0.02
Net Realized and Unrealized Gain (Loss) on
 Investments........................................          0.27            1.28        0.42         2.53       0.62       0.46
                                                      ---------------------------------------------------------------------------
Total from Investment Operations....................          0.26            1.26        0.39         2.54       0.61       0.48
                                                      ---------------------------------------------------------------------------
Dividends from Net Investment Income................            --              --          --           --         --      (0.02)
Distributions from Capital Gains....................         (0.15)          (0.65)      (0.22)       (0.53)     (0.30)     (0.20)
                                                      ---------------------------------------------------------------------------
Total Distributions.................................         (0.15)          (0.65)      (0.22)       (0.53)     (0.30)     (0.22)
                                                      ---------------------------------------------------------------------------
Net Asset Value End of Period.......................      $   8.64        $   8.53     $  7.92      $  7.75    $  5.74    $  5.43
                                                      ---------------------------------------------------------------------------
Total Return(C).....................................          3.07%(B)       16.13%       5.15%       44.24%     11.28%      9.29%
Net Assets End of Period (In Thousands).............      $153,665        $135,222     $79,867      $45,310    $17,308    $19,720
Ratio of Expenses to Average Net Assets.............          1.57%(A)        1.63%       1.75%        1.75%      1.75%      1.75%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).....................................          1.57%(A)        1.63%       1.85%        1.95%      2.38%      2.21%
Ratio of Net Investment Income (Loss) to Average Net
 Assets.............................................         (0.12)%(A)      (0.22)%     (0.37)%       0.05%     (0.13)%     0.32%
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Reimbursement)...................         (0.12)%(A)      (0.22)%     (0.48)%      (0.15)%    (0.76)%    (0.14)%
Portfolio Turnover Rate.............................            36%             46%         33%          63%       144%        37%

                                                       (UNAUDITED)                 YEAR ENDED DECEMBER 31,
                                                     SIX MONTHS ENDED   ---------------------------------------------
ENTERPRISE SMALL COMPANY VALUE FUND (CLASS B)         JUNE 30, 2000      1999         1998         1997         1996
---------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period................      $   8.27       $  7.74      $  7.63      $  5.69      $ 5.41
Net Investment Income (Loss).......................         (0.03)(F)     (0.06)(F)    (0.07)(F)       --       (0.03)
Net Realized and Unrealized Gain (Loss) on
 Investments.......................................          0.26          1.24         0.40         2.47        0.61
                                                     ----------------------------------------------------------------
Total from Investment Operations...................          0.23          1.18         0.33         2.47        0.58
                                                     ----------------------------------------------------------------
Dividends from Net Investment Income...............            --            --           --           --          --
Distributions from Capital Gains...................         (0.15)        (0.65)       (0.22)       (0.53)      (0.30)
                                                     ----------------------------------------------------------------
Total Distributions................................         (0.15)        (0.65)       (0.22)       (0.53)      (0.30)
                                                     ----------------------------------------------------------------
Net Asset Value End of Period......................      $   8.35       $  8.27      $  7.74      $  7.63      $ 5.69
                                                     ----------------------------------------------------------------
Total Return(D)....................................          2.80%(B)     15.47%        4.44%       43.40%      10.77%
Net Assets End of Period (In Thousands)............      $106,811       $98,472      $61,929      $22,013      $2,606
Ratio of Expenses to Average Net Assets............          2.12%(A)      2.18%        2.30%        2.30%       2.30%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)....................................          2.12%(A)      2.18%        2.41%        2.44%       2.92%
Ratio of Net Investment Income to Average Net
 Assets............................................         (0.67)%(A)    (0.78)%      (0.93)%      (0.67)%     (0.77)%
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Reimbursement)..............         (0.67)%(A)    (0.78)%      (1.04)%      (0.81)%     (1.39)%
Portfolio Turnover Rate............................            36%           46%          33%          63%        144%

                                                      FOR THE PERIOD
                                                       MAY 1 THROUGH
ENTERPRISE SMALL COMPANY VALUE FUND (CLASS B)        DECEMBER 31, 1995
---------------------------------------------------  -----------------
Net Asset Value Beginning of Period................       $ 5.28
Net Investment Income (Loss).......................        (0.01)
Net Realized and Unrealized Gain (Loss) on
 Investments.......................................         0.36
                                                     -----------------
Total from Investment Operations...................         0.35
                                                     -----------------
Dividends from Net Investment Income...............        (0.02)
Distributions from Capital Gains...................        (0.20)
                                                     -----------------
Total Distributions................................        (0.22)
                                                     -----------------
Net Asset Value End of Period......................       $ 5.41
                                                     -----------------
Total Return(D)....................................         6.87%(B)
Net Assets End of Period (In Thousands)............       $  862
Ratio of Expenses to Average Net Assets............         2.30%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)....................................         2.78%(A)
Ratio of Net Investment Income to Average Net
 Assets............................................        (0.40)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Reimbursement)..............        (0.90)%(A)
Portfolio Turnover Rate............................           37%(A)

                                                                                       YEAR ENDED
                                                                (UNAUDITED)           DECEMBER 31,         FOR THE PERIOD
                                                              SIX MONTHS ENDED    --------------------      MAY 1 THROUGH
ENTERPRISE SMALL COMPANY VALUE FUND (CLASS C)                  JUNE 30, 2000       1999         1998      DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................      $  8.45         $  7.90      $  7.74         $ 6.14
Net Investment Income (Loss)................................        (0.03)(F)       (0.06)(F)    (0.07)(F)      (0.02)
Net Realized and Unrealized Gain (Loss) on Investments......         0.27            1.26         0.45           2.15
                                                              -------------------------------------------------------------
Total from Investment Operations............................         0.24            1.20         0.38           2.13
                                                              -------------------------------------------------------------
Dividends from Net Investment Income........................           --              --           --             --
Distributions from Capital Gains............................        (0.15)          (0.65)       (0.22)         (0.53)
                                                              -------------------------------------------------------------
Total Distributions.........................................        (0.15)          (0.65)       (0.22)         (0.53)
                                                              -------------------------------------------------------------
Net Asset Value End of Period...............................      $  8.54         $  8.45      $  7.90         $ 7.74
                                                              -------------------------------------------------------------
Total Return(D).............................................         2.86%(B)       15.42%        5.03%         34.68%(B)
Net Assets End of Period (In Thousands).....................      $45,938         $35,265      $14,239         $2,684
Ratio of Expenses to Average Net Assets.....................         2.12%(A)        2.19%        2.30%          2.30%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         2.12%(A)        2.19%        2.40%          2.38%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................        (0.66)%(A)      (0.76)%      (0.94)%        (0.88)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................        (0.66)%(A)      (0.76)%      (1.04)%        (0.95)%(A)
Portfolio Turnover Rate.....................................           36%             46%          33%            63%(A)

                                                                                  FOR THE PERIOD
                                                                                   JULY 1, 1999
                                                                (UNAUDITED)           THROUGH
                                                              SIX MONTHS ENDED     DECEMBER 31,
MULTI-CAP GROWTH FUND (CLASS A)                                JUNE 30, 2000           1999
--------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................      $  13.74            $  5.00
Net Investment Income (Loss)................................         (0.09)(F)          (0.05)(F)
Net Realized and Unrealized Gain (Loss) on Investments......         (0.81)              9.00
                                                              ------------------------------------
Total from Investment Operations............................         (0.90)              8.95
                                                              ------------------------------------
Dividends from Net Investment Income........................            --                 --
Distributions from Capital Gains............................            --              (0.21)
                                                              ------------------------------------
Total Distributions.........................................            --              (0.21)
                                                              ------------------------------------
Net Asset Value End of Period...............................      $  12.84            $ 13.74
                                                              ------------------------------------
Total Return(C).............................................         (6.55)%(B)        179.26%(B)
Net Assets End of Period (In Thousands).....................      $106,351            $49,206
Ratio of Expenses to Average Net Assets.....................          1.85%(A)           1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................          1.95%(A)           2.43%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................         (1.26)%(A)         (1.06)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................         (1.36)%(A)         (1.64)%(A)
Portfolio Turnover Rate.....................................            43%                32%



                                                                                  FOR THE PERIOD
                                                                                   JULY 1, 1999
                                                                (UNAUDITED)           THROUGH
                                                              SIX MONTHS ENDED     DECEMBER 31,
MULTI-CAP GROWTH FUND (CLASS B)                                JUNE 30, 2000           1999
--------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................      $  13.70            $  5.00
Net Investment Income (Loss)................................         (0.12)(F)          (0.07)(F)
Net Realized and Unrealized Gain (Loss) on Investments......         (0.80)              8.98
                                                              ------------------------------------
Total from Investment Operations............................         (0.92)              8.91
                                                              ------------------------------------
Dividends from Net Investment Income........................            --                 --
Distributions from Capital Gains............................            --              (0.21)
                                                              ------------------------------------
Total Distributions.........................................            --              (0.21)
                                                              ------------------------------------
Net Asset Value End of Period...............................      $  12.78            $ 13.70
                                                              ------------------------------------
Total Return(D).............................................         (6.71)%(B)        178.45%(B)
Net Assets End of Period (In Thousands).....................      $105,517            $39,854
Ratio of Expenses to Average Net Assets.....................          2.40%(A)           2.40%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................          2.51%(A)           2.90%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................         (1.80)%(A)         (1.64)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................         (1.92)%(A)         (2.14)%(A)
Portfolio Turnover Rate.....................................            43%                32%



                                                                                  FOR THE PERIOD
                                                                                   JULY 1, 1999
                                                                (UNAUDITED)           THROUGH
                                                              SIX MONTHS ENDED     DECEMBER 31,
MULTI-CAP GROWTH FUND (CLASS C)                                JUNE 30, 2000           1999
--------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................      $ 13.70             $  5.00
Net Investment Income (Loss)................................        (0.12)(F)           (0.07)(F)
Net Realized and Unrealized Gain (Loss) on Investments......        (0.81)               8.98
                                                              ------------------------------------
Total from Investment Operations............................        (0.93)               8.91
                                                              ------------------------------------
Dividends from Net Investment Income........................           --                  --
Distributions from Capital Gains............................           --               (0.21)
                                                              ------------------------------------
Total Distributions.........................................           --               (0.21)
                                                              ------------------------------------
Net Asset Value End of Period...............................      $ 12.77             $ 13.70
                                                              ------------------------------------
Total Return(D).............................................        (6.79)%(B)         178.46%(B)
Net Assets End of Period (In Thousands).....................      $40,000             $13,864
Ratio of Expenses to Average Net Assets.....................         2.40%(A)            2.40%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         2.52%(A)            2.92%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................        (1.80)%(A)          (1.62)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................        (1.92)%(A)          (2.14)%(A)
Portfolio Turnover Rate.....................................           43%                 32%

                                              (UNAUDITED)        YEAR ENDED DECEMBER 31,
                                            SIX MONTHS ENDED   ----------------------------
ENTERPRISE GROWTH FUND (CLASS A)             JUNE 30, 2000        1999             1998
-------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.......     $    24.55      $    21.07        $  16.91
Net Investment Income (Loss)..............          (0.06)(F)       (0.12)(F)       (0.11)(F)
Net Realized and Unrealized Gain (Loss) on
 Investments..............................          (0.82)           4.73            5.31
                                            -----------------------------------------------
Total from Investment Operations..........          (0.88)           4.61            5.20
                                            -----------------------------------------------
Dividends from Net Investment Income......             --              --              --
                                            -----------------------------------------------
Distributions from Capital Gains..........          (0.78)          (1.13)          (1.04)
                                            -----------------------------------------------
Total Distributions.......................          (0.78)          (1.13)          (1.04)
                                            -----------------------------------------------
Net Asset Value End of Period.............     $    22.89      $    24.55        $  21.07
                                            -----------------------------------------------
Total Return(C)...........................          (3.59)%(B)      22.08%          30.94%
Net Assets End of Period (In Thousands)...     $1,190,829      $1,268,022        $827,567
Ratio of Expenses to Average Net Assets...           1.41%(A)        1.40%           1.48%
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement)................           1.41(A)         1.40%           1.48%
Ratio of Net Investment Income (Loss) to
 Average Net Assets.......................          (0.53)%(A)      (0.51)%         (0.58)%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding
 Reimbursement)...........................          (0.53)%(A)      (0.51)%         (0.58)%
Portfolio Turnover Rate...................             27%             38%             28%

                                                   YEAR ENDED DECEMBER 31,
                                            --------------------------------------
ENTERPRISE GROWTH FUND (CLASS A)              1997           1996           1995
------------------------------------------  --------------------------------------
Net Asset Value Beginning of Period.......  $  13.10       $  10.44       $   7.76
Net Investment Income (Loss)..............     (0.07)         (0.04)         (0.03)
Net Realized and Unrealized Gain (Loss) on
 Investments..............................      4.23           3.44           3.13
                                            --------------------------------------
Total from Investment Operations..........      4.16           3.40           3.10
                                            --------------------------------------
Dividends from Net Investment Income......        --             --             --
                                            --------------------------------------
Distributions from Capital Gains..........     (0.35)         (0.74)         (0.42)
                                            --------------------------------------
Total Distributions.......................     (0.35)         (0.74)         (0.42)
                                            --------------------------------------
Net Asset Value End of Period.............  $  16.91       $  13.10       $  10.44
                                            --------------------------------------
Total Return(C)...........................     31.76%         32.60%         39.98%
Net Assets End of Period (In Thousands)...  $424,280       $196,752       $122,559
Ratio of Expenses to Average Net Assets...      1.43%(E)       1.53%(E)       1.60%
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement)................      1.43%(E)       1.53%(E)       1.60%
Ratio of Net Investment Income (Loss) to
 Average Net Assets.......................     (0.55)%        (0.39)%        (0.35)%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding
 Reimbursement)...........................     (0.55)%        (0.39)%        (0.35)%
Portfolio Turnover Rate...................        22%            30%            45%

                                              (UNAUDITED)                        YEAR ENDED DECEMBER 31,
                                            SIX MONTHS ENDED    ---------------------------------------------------------
ENTERPRISE GROWTH FUND (CLASS B)             JUNE 30, 2000        1999            1998            1997             1996
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.......      $  23.84        $  20.62        $  16.66        $  12.97         $ 10.41
Net Investment Income (Loss)..............         (0.12)(F)       (0.24)(F)       (0.21)(F)       (0.11)          (0.06)
Net Realized and Unrealized Gain (Loss) on
 Investments..............................         (0.78)           4.59            5.21            4.15            3.36
                                            -----------------------------------------------------------------------------
Total from Investment Operations..........         (0.90)           4.35            5.00            4.04            3.30
                                            -----------------------------------------------------------------------------
Dividends from Net Investment Income......            --              --              --              --              --
                                            -----------------------------------------------------------------------------
Distributions from Capital Gains..........         (0.78)          (1.13)          (1.04)          (0.35)          (0.74)
                                            -----------------------------------------------------------------------------
Total Distributions.......................         (0.78)          (1.13)          (1.04)          (0.35)          (0.74)
                                            -----------------------------------------------------------------------------
Net Asset Value End of Period.............      $  22.16        $  23.84        $  20.62        $  16.66         $ 12.97
                                            -----------------------------------------------------------------------------
Total Return(D)...........................         (3.78)%(B)      21.30%          30.20%          31.15%          31.73%
Net Assets End of Period (in thousands)...      $807,701        $811,706        $446,473        $166,932         $36,483
Ratio of Expenses to Average Net Assets...          1.96%(B)        1.95%           2.03%           1.98%(E)        2.10%(E)
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement)................          1.96%(A)        1.95%           2.03%           1.98%(E)        2.10%(E)
Ratio of Net Investment Income (Loss) to
 Average Net Assets.......................         (1.07)%(A)      (1.06)%         (1.13)%         (1.10)%         (0.96)%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding
 Reimbursement)...........................         (1.07)%(A)      (1.06)%         (1.13)%         (1.10)%         (0.96)%
Portfolio Turnover Rate...................            27%             38%             28%             22%             30%

                                             FOR THE PERIOD
                                              MAY 1 THROUGH
ENTERPRISE GROWTH FUND (CLASS B)            DECEMBER 31, 1995
------------------------------------------  -----------------
Net Asset Value Beginning of Period.......       $ 8.69
Net Investment Income (Loss)..............        (0.02)
Net Realized and Unrealized Gain (Loss) on
 Investments..............................         2.16
                                            -----------------
Total from Investment Operations..........         2.14
                                            -----------------
Dividends from Net Investment Income......           --
                                            -----------------
Distributions from Capital Gains..........        (0.42)
                                            -----------------
Total Distributions.......................        (0.42)
                                            -----------------
Net Asset Value End of Period.............       $10.41
                                            -----------------
Total Return(D)...........................        24.66%(B)
Net Assets End of Period (in thousands)...       $4,572
Ratio of Expenses to Average Net Assets...         2.15%(A)
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement)................         2.15%(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets.......................        (0.82)%(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding
 Reimbursement)...........................        (0.82)%(A)
Portfolio Turnover Rate...................           45%(A)

                                                                        YEAR ENDED
                                              (UNAUDITED)              DECEMBER 31,            FOR THE PERIOD
                                            SIX MONTHS ENDED    --------------------------      MAY 1 THROUGH
ENTERPRISE GROWTH FUND (CLASS C)             JUNE 30, 2000         1999            1998       DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.......      $  24.14         $  20.87        $  16.85          $ 14.11
Net Investment Income (Loss)..............         (0.12)(F)        (0.24)(F)       (0.21)(F)        (0.06)
Net Realized and Unrealized Gain (Loss) on
 Investments..............................         (0.79)            4.64            5.27             3.15
                                            -------------------------------------------------------------------
Total from Investment Operations..........         (0.91)            4.40            5.06             3.09
                                            -------------------------------------------------------------------
Dividends from Net Investment Income......            --               --              --               --
                                            -------------------------------------------------------------------
Distributions from Capital Gains..........         (0.78)           (1.13)          (1.04)           (0.35)
                                            -------------------------------------------------------------------
Total Distributions.......................         (0.78)           (1.13)          (1.04)           (0.35)
                                            -------------------------------------------------------------------
Net Asset Value End of Period.............      $  22.45         $  24.14        $  20.87          $ 16.85
                                            -------------------------------------------------------------------
Total Return(D)...........................         (3.78)%(B)       21.28%          30.22%           21.91%(B)
Net Assets End of Period (In Thousands)...      $306,444         $294,683        $133,194          $26,601
Ratio of Expenses to Average Net Assets...          1.96%(A)         1.95%           2.04%            1.97%(AE)
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement)................          1.96%(A)         1.95%           2.04%            1.97%(AE)
Ratio of Net Investment Income (Loss) to
 Average Net Assets.......................         (1.07)%(A)       (1.07)%         (1.13)%          (1.10)%(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding
 Reimbursement)...........................         (1.07)%(A)       (1.07)%         (1.13)%          (1.10)%(A)
Portfolio Turnover Rate...................            27%              38%             28%              22%(A)

A Annualized.
B Not Annualized.
C Total returns do not include one time sales charge.
D Total return does not include contingent deferred sales charge.
E Effective September 1, 1995, ratio includes expenses paid indirectly. F Based on average monthly shares outstanding.
G Less than $0.01 per share.

                                                                              YEAR ENDED
                                                         (UNAUDITED)         DECEMBER 31,        FOR THE PERIOD
                                                       SIX MONTHS ENDED    -----------------      MAY 1 THROUGH
ENTERPRISE EQUITY FUND (CLASS A)                        JUNE 30, 2000       1999       1998     DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period..................      $  7.26         $ 6.47     $ 5.96         $ 5.00
Net Investment Income (Loss).........................        (0.03)(F)      (0.01)(F)   0.03           0.01
Net Realized and Unrealized Gain (Loss) on
 Investments.........................................         1.27           1.11       0.53           1.05
                                                       ----------------------------------------------------------
Total from Investment Operations.....................         1.24           1.10       0.56           1.06
                                                       ----------------------------------------------------------
Dividends from Net Investment Income.................           --             --      (0.02)            --
Distributions from Capital Gains.....................        (0.09)         (0.31)     (0.03)         (0.10)
                                                       ----------------------------------------------------------
Total Distributions..................................        (0.09)         (0.31)     (0.05)         (0.10)
                                                       ----------------------------------------------------------
Net Asset Value End of Period........................      $  8.41         $ 7.26     $ 6.47         $ 5.96
                                                       ----------------------------------------------------------
Total Return(C)......................................        17.14%(B)      17.15%      9.38%         21.30%(B)
Net Assets End of Period (In Thousands)..............      $23,764         $8,139     $6,741         $3,196
Ratio of Expenses to Average Net Assets..............         1.60%(A)       1.60%      1.60%          1.60%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)......................................         1.94%(A)       2.55%      2.73%          6.52%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets..............................................        (0.84)%(A)     (0.11)%     0.59%          0.26%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Reimbursement)....................        (1.18)%(A)     (1.06)%    (0.54)%        (4.66)%(A)
Portfolio Turnover Rate..............................           13%           176%        35%            69%(A)

                                                                               YEAR ENDED
                                                         (UNAUDITED)          DECEMBER 31,        FOR THE PERIOD
                                                       SIX MONTHS ENDED    ------------------      MAY 1 THROUGH
ENTERPRISE EQUITY FUND (CLASS B)                        JUNE 30, 2000       1999        1998     DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period..................      $  7.17         $  6.43     $ 5.94         $ 5.00
Net Investment Income (Loss).........................        (0.05)(F)       (0.04)(F)     --             --
Net Realized and Unrealized Gain (Loss) on
 Investments.........................................         1.25            1.09       0.53           1.04
                                                       -----------------------------------------------------------
Total from Investment Operations.....................         1.20            1.05       0.53           1.04
                                                       -----------------------------------------------------------
Dividends from Net Investment Income.................           --              --      (0.01)            --
Distributions from Capital Gains.....................        (0.09)          (0.31)     (0.03)         (0.10)
                                                       -----------------------------------------------------------
Total Distributions..................................        (0.09)          (0.31)     (0.04)         (0.10)
                                                       -----------------------------------------------------------
Net Asset Value End of Period........................      $  8.28         $  7.17     $ 6.43         $ 5.94
                                                       -----------------------------------------------------------
Total Return(D)......................................        16.79%(B)       16.49%      8.82%         20.80%(B)
Net Assets End of Period (In Thousands)..............      $25,216         $11,431     $8,731         $1,820
Ratio of Expenses to Average Net Assets..............         2.15%(A)        2.15%      2.15%          2.15%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)......................................         2.50%(A)        3.10%      3.29%          6.21%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets..............................................        (1.40)%(A)      (0.66)%     0.07%         (0.23)%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Reimbursement)....................        (1.76)%(A)      (1.61)%    (1.07)%        (4.29)%(A)
Portfolio Turnover Rate..............................           13%            176%        35%            69%(A)

                                                                              YEAR ENDED
                                                         (UNAUDITED)         DECEMBER 31,        FOR THE PERIOD
                                                       SIX MONTHS ENDED    -----------------      MAY 1 THROUGH
ENTERPRISE EQUITY FUND (CLASS C)                        JUNE 30, 2000       1999       1998     DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period..................      $  7.17         $ 6.44     $ 5.94         $ 5.00
Net Investment Income (Loss).........................        (0.05)(F)      (0.04)(F)   0.01             --
Net Realized and Unrealized Gain (Loss) on
 Investments.........................................         1.26           1.08       0.53           1.04
                                                       ----------------------------------------------------------
Total from Investment Operations.....................         1.21           1.04       0.54           1.04
                                                       ----------------------------------------------------------
Dividends from Net Investment Income.................           --             --      (0.01)            --
Distributions from Capital Gains.....................        (0.09)         (0.31)     (0.03)         (0.10)
                                                       ----------------------------------------------------------
Total Distributions..................................        (0.09)         (0.31)     (0.04)         (0.10)
                                                       ----------------------------------------------------------
Net Asset Value End of Period........................      $  8.29         $ 7.17     $ 6.44         $ 5.94
                                                       ----------------------------------------------------------
Total Return(D)......................................        16.93%(B)      16.30%      8.98%         20.89%(B)
Net Assets End of Period (In Thousands)..............      $ 7,703         $2,144     $1,504         $  283
Ratio of Expenses to Average Net Assets..............         2.15%(A)       2.15%      2.15%          2.15%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)......................................         2.49%(A)       3.09%      3.28%          6.01%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets..............................................        (1.40)%(A)     (0.64)%     0.09%         (0.21)%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Reimbursement)....................        (1.74)%(A)     (1.58)%    (1.03)%        (4.07)%(A)
Portfolio Turnover Rate..............................           13%           176%        35%            69%(A)

                                                          (UNAUDITED)                      YEAR ENDED DECEMBER 31,
                                                        SIX MONTHS ENDED    -----------------------------------------------------
ENTERPRISE EQUITY INCOME FUND (CLASS A)                  JUNE 30, 2000        1999        1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period...................      $ 27.48         $  26.89    $  26.42    $ 22.44    $ 20.73    $ 16.43
Net Investment Income (Loss)..........................         0.11%(F)         0.22(F)     0.36       0.17       0.41       0.45
Net Realized and Unrealized Gain (Loss) on
 Investments..........................................        (1.26)            1.69        2.52       5.95       3.27       5.00
                                                        -------------------------------------------------------------------------
Total from Investment Operations......................        (1.15)            1.91        2.88       6.12       3.68       5.45
                                                        -------------------------------------------------------------------------
Dividends from Net Investment Income..................        (0.11)           (0.20)      (0.35)     (0.15)     (0.40)     (0.45)
Distributions from Capital Gains......................        (0.85)           (1.12)      (2.06)     (1.99)     (1.57)     (0.70)
                                                        -------------------------------------------------------------------------
Total Distributions...................................        (0.96)           (1.32)      (2.41)     (2.14)     (1.97)     (1.15)
                                                        -------------------------------------------------------------------------
Net Asset Value End of Period.........................      $ 25.37         $  27.48    $  26.89    $ 26.42    $ 22.44    $ 20.73
                                                        -------------------------------------------------------------------------
Total Return(C).......................................        (4.20)%(B)        7.20%      11.13%     28.08%     17.86%     33.40%
Net Assets End of Period (In Thousands)...............      $94,707         $111,395    $111,275    $97,932    $72,647    $61,906
Ratio of Expenses to Average Net Assets...............         1.50%(A)         1.50%       1.50%      1.50%      1.50%      1.50%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).......................................         1.54%(A)         1.51%       1.58%      1.62%      1.68%      1.78%
Ratio of Net Investment Income (Loss) to Average Net
 Assets...............................................         0.83%(A)         0.76%       1.32%      1.35%      1.87%      2.33%
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Reimbursement).....................         0.79%(A)         0.74%       1.25%      1.23%      1.69%      2.06%
Portfolio Turnover Rate...............................           14%              32%         31%        33%        33%        26%

                                                    (UNAUDITED)               YEAR ENDED DECEMBER 31,            FOR THE PERIOD
                                                  SIX MONTHS ENDED    ---------------------------------------     MAY 1 THROUGH
ENTERPRISE EQUITY INCOME FUND (CLASS B)            JUNE 30, 2000       1999       1998       1997       1996    DECEMBER 31, 1995
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.............      $ 27.10         $ 26.57    $ 26.17    $ 22.30    $20.67        $18.12
Net Investment Income (Loss)....................         0.04(F)         0.06(F)    0.20       0.12      0.24          0.29
Net Realized and Unrealized Gain (Loss) on
 Investments....................................        (1.25)           1.65       2.49       5.83      3.30          3.40
                                                  -------------------------------------------------------------------------------
Total from Investment Operations................        (1.21)           1.71       2.69       5.95      3.54          3.69
                                                  -------------------------------------------------------------------------------
Dividends from Net Investment Income............        (0.04)          (0.06)     (0.23)     (0.09)    (0.34)        (0.44)
Distributions from Capital Gains................        (0.85)          (1.12)     (2.06)     (1.99)    (1.57)        (0.70)
                                                  -------------------------------------------------------------------------------
Total Distributions.............................        (0.89)          (1.18)     (2.29)     (2.08)    (1.91)        (1.14)
                                                  -------------------------------------------------------------------------------
Net Asset Value End of Period...................      $ 25.00         $ 27.10    $ 26.57    $ 26.17    $22.30        $20.67
                                                  -------------------------------------------------------------------------------
Total Return(D).................................        (4.48)%(B)       6.55%     10.49%     27.35%    17.22%        20.57%(B)
Net Assets End of Period (In Thousands).........      $37,821         $44,574    $33,807    $19,055    $5,615        $1,086
Ratio of Expenses to Average Net Assets.........         2.05%(A)        2.05%      2.05%      2.05%     2.05%         2.05%(A)
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement)......................         2.09%(A)        2.07%      2.13%      2.17%     2.23%         2.23%(A)
Ratio of Net Investment Income to Average Net
 Assets.........................................         0.28%(A)        0.20%      0.78%      0.77%     1.32%         1.56%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Reimbursement)...........         0.24%(A)        0.18%      0.71%      0.65%     1.14%         1.33%(A)
Portfolio Turnover Rate.........................           14%             32%        31%        33%       33%           26%(A)

                                                                                     YEAR ENDED
                                                                (UNAUDITED)         DECEMBER 31,       FOR THE PERIOD
                                                              SIX MONTHS ENDED    ----------------      MAY 1 THROUGH
ENTERPRISE EQUITY INCOME FUND (CLASS C)                        JUNE 30, 2000       1999      1998     DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................      $ 27.26         $26.70    $26.31         $24.26
Net Investment Income (Loss)................................         0.04(F)        0.06(F)   0.21           0.04
Net Realized and Unrealized Gains (Losses) on Investments...        (1.25)          1.69      2.49           4.14
                                                              ---------------------------------------------------------
Total from Investment Operations............................        (1.21)          1.75      2.70           4.18
                                                              ---------------------------------------------------------
Dividends from Net Investment Income........................        (0.04)         (0.07)    (0.25)         (0.14)
Distributions Capital Gains.................................        (0.85)         (1.12)    (2.06)         (1.99)
                                                              ---------------------------------------------------------
Total Distributions.........................................        (0.89)         (1.19)    (2.31)         (2.13)
                                                              ---------------------------------------------------------
Net Asset Value End of Period...............................      $ 25.16         $27.26    $26.70         $26.31
                                                              ---------------------------------------------------------
Total Return(D).............................................        (4.45)%(B)      6.64%    10.47%         18.21%(B)
Net Assets End of Period (In Thousands).....................      $ 7,651         $9,338    $5,639         $1,857
Ratio of Expense in Average Net Assets......................         2.05%          2.05%     2.05%          2.05%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         2.09%(A)       2.07%     2.13%          2.20%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................         0.28%(A)       0.20%     0.81%          0.69%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................         0.24%          0.18%     0.73%          0.54%(A)
Portfolio Turnover Rate.....................................           14%            32%       31%            33%(A)

                                                                            YEAR ENDED
                                                       (UNAUDITED)         DECEMBER 31,        FOR THE PERIOD       FOR THE PERIOD
                                                     SIX MONTHS ENDED   ------------------    OCTOBER 1 THROUGH    JULY 17 THROUGH
ENTERPRISE GROWTH AND INCOME FUND (CLASS A)           JUNE 30, 2000      1999       1998      DECEMBER 31, 1997   SEPTEMBER 30, 1997
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period................      $  38.57       $ 29.01    $ 25.19         $25.71               $25.05
Net Investment Income (Loss).......................          0.01(F)         --(F)    0.14           0.01                   --
Net Realized and Unrealized Gain (Loss) on
 Investments.......................................          2.00          9.57       4.00           0.04                 0.66
                                                     -------------------------------------------------------------------------------
Total from Investment Operations...................          2.01          9.57       4.14           0.05                 0.66
                                                     -------------------------------------------------------------------------------
Dividends from Net Investment Income...............            --            --      (0.09)         (0.11)                  --
Distributions from Capital Gains...................            --         (0.01)     (0.23)         (0.46)                  --
                                                     -------------------------------------------------------------------------------
Total Distributions................................            --         (0.01)     (0.32)         (0.57)                  --
                                                     -------------------------------------------------------------------------------
Net Asset Value End of Period......................      $  40.58       $ 38.57    $ 29.01         $25.19               $25.71
                                                     -------------------------------------------------------------------------------
Total Return(C)....................................          5.21%(B)     32.97%     16.50%          0.20%(B)             2.63%(B)
Net Assets End of Period (In Thousands)............      $ 84,396       $65,759    $16,664         $4,032               $1,109
Ratio of Expenses to Average Net Assets............          1.50%(A)      1.50%      1.50%          1.50%(A)             1.50%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)....................................          1.56%(A)      1.64%      1.93%          2.11%(A)             4.47%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets........................................          0.03%(A)      0.00%      0.41%          0.56%(A)             0.07%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Reimbursement)..............         (0.03)%(A)    (0.15)%    (0.03)%        (0.04)%(A)           (2.90)%(A)
Portfolio Turnover Rate............................             4%            3%         5%             1%(A)               16%(A)


                                                                            YEAR ENDED
                                                       (UNAUDITED)         DECEMBER 31,        FOR THE PERIOD       FOR THE PERIOD
                                                     SIX MONTHS ENDED   ------------------    OCTOBER 1 THROUGH    JULY 17 THROUGH
ENTERPRISE GROWTH AND INCOME FUND (CLASS B)           JUNE 30, 2000      1999       1998      DECEMBER 31, 1997   SEPTEMBER 30, 1997
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period................      $  38.20       $ 28.90    $ 25.15         $25.68               $25.05
Net Investment Income (Loss).......................         (0.09)(F)     (0.18)(F)    0.05         (0.01)               (0.01)
Net Realized and Unrealized Gain (Loss) on
 Investments.......................................          1.99          9.49       3.95           0.03                 0.64
                                                     -------------------------------------------------------------------------------
Total from Investment Operations...................          1.90          9.31       4.00           0.02                 0.63
                                                     -------------------------------------------------------------------------------
Dividends from Net Investment Income...............            --            --      (0.02)         (0.09)                  --
Distributions from Capital Gains...................            --         (0.01)     (0.23)         (0.46)                  --
                                                     -------------------------------------------------------------------------------
Total Distributions................................            --         (0.01)     (0.25)         (0.55)                  --
                                                     -------------------------------------------------------------------------------
Net Asset Value End of Period......................      $  40.10       $ 38.20    $ 28.90         $25.15               $25.68
                                                     -------------------------------------------------------------------------------
Total Return(D)....................................          4.97%(B)     32.20%     15.95%          0.07%(B)             2.51%(B)
Net Assets End of Period (In Thousands)............      $105,146       $74,597    $21,891         $3,257               $  992
Ratio of Expenses to Average Net Assets............          2.05%(A)      2.05%      2.05%          2.05%(A)             2.05%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)....................................          2.11%(A)      2.19%      2.48%          2.66%(A)             4.59%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets........................................         (0.52)%(A)    (0.56)%    (0.17)%        (0.02)%(A)           (0.34)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Reimbursement)..............         (0.58)%(A)    (0.70)%    (0.60)%        (0.63)%(A)           (2.87)%(A)
Portfolio Turnover Rate............................             4%            3%         5%             2%(A)               16%(A)

                                                                            YEAR ENDED
                                                       (UNAUDITED)         DECEMBER 31,        FOR THE PERIOD       FOR THE PERIOD
                                                     SIX MONTHS ENDED   ------------------    OCTOBER 1 THROUGH    JULY 17 THROUGH
ENTERPRISE GROWTH AND INCOME FUND (CLASS C)           JUNE 30, 2000      1999       1998      DECEMBER 31, 1997   SEPTEMBER 30, 1997
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period................      $  38.24       $ 28.91    $ 25.15         $25.68               $25.05
Net Investment Income (Loss).......................         (0.09)(F)     (0.19)(F)    0.06         (0.02)               (0.01)
Net Realized and Unrealized Gain (Loss) on
 Investments.......................................          1.99          9.53       3.94           0.05                 0.64
                                                     -------------------------------------------------------------------------------
Total from Investment Operations...................          1.90          9.34       4.00           0.03                 0.63
                                                     -------------------------------------------------------------------------------
Dividends from Net Investment Income...............            --            --      (0.01)         (0.10)                  --
Distributions from Capital Gains...................            --         (0.01)     (0.23)         (0.46)                  --
                                                     -------------------------------------------------------------------------------
Total Distributions................................            --         (0.01)     (0.24)         (0.56)                  --
                                                     -------------------------------------------------------------------------------
Net Asset Value End of Period......................      $  40.14       $ 38.24    $ 28.91         $25.15               $25.68
                                                     -------------------------------------------------------------------------------
Total Return(D)....................................          4.97%(B)     32.29%     15.95%          0.10%(B)             2.51%(B)
Net Assets End of Period (In Thousands)............      $ 17,892       $13,710    $ 4,654         $  561               $   99
Ratio of Expenses to Average Net Assets............          2.05%(A)      2.05%      2.05%          2.05%(A)             2.05%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)....................................          2.11%(A)      2.20%      2.49%          2.64%(A)             4.60%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets........................................         (0.52)%(A)    (0.58)%    (0.16)%         0.03%(A)            (0.39)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Reimbursement)..............         (0.58)%(A)    (0.72)%    (0.60)%        (0.56)%(A)           (2.94)%(A)
Portfolio Turnover Rate............................             4%            3%         5%             2%(A)               16%(A)

                                                         (UNAUDITED)                 YEAR ENDED DECEMBER 31,
                                                       SIX MONTHS ENDED    --------------------------------------------
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS A)          JUNE 30, 2000        1999            1998            1997
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period..................      $  46.61        $  38.59        $  35.54        $  34.21
Net Investment Income (Loss).........................         (0.15)(F)       (0.47)(F)       (0.39)(F)       (0.37)
Net Realized and Unrealized Gain (Loss) on
 Investments.........................................         (2.46)          15.43           10.55            7.31
                                                       ------------------------------------------------------------
Total from Investment Operations.....................         (2.61)          14.96           10.16            6.94
                                                       ------------------------------------------------------------
Dividends from Net Investment Income.................            --              --              --              --
Distributions from Capital Gains.....................         (6.36)          (6.94)          (7.11)          (5.61)
                                                       ------------------------------------------------------------
Total Distributions..................................         (6.36)          (6.94)          (7.11)          (5.61)
                                                       ------------------------------------------------------------
Net Asset Value End of Period........................      $  37.64        $  46.61        $  38.59        $  35.54
                                                       ------------------------------------------------------------
Total Return(C)......................................         (6.59)%(B)      39.39%          30.15%          20.27%
Net Assets End of Period (In Thousands)..............      $194,478        $181,232        $131,605        $112,738
Ratio of Expenses to Average Net Assets..............          1.53%(A)        1.52%           1.52%           1.65%(E)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)......................................          1.53%(A)        1.52%           1.52%           1.65%
Ratio of Net Investment Income (Loss) to Average Net
 Assets..............................................         (0.75)%(A)      (1.15)%         (1.01)%         (1.06)%
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Reimbursement)....................         (0.75)%(A)      (1.15)%         (1.01)%         (1.06)%
Portfolio Turnover Rate..............................            72%            170%             76%             61%

                                                       YEAR ENDED DECEMBER 31,
                                                       ------------------------
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS A)           1996            1995
-----------------------------------------------------  ------------------------
Net Asset Value Beginning of Period..................  $  32.54        $  28.54
Net Investment Income (Loss).........................     (0.31)          (0.25)
Net Realized and Unrealized Gain (Loss) on
 Investments.........................................      5.69            7.59
                                                       ------------------------
Total from Investment Operations.....................      5.38            7.34
                                                       ------------------------
Dividends from Net Investment Income.................        --              --
Distributions from Capital Gains.....................     (3.71)          (3.34)
                                                       ------------------------
Total Distributions..................................     (3.71)          (3.34)
                                                       ------------------------
Net Asset Value End of Period........................  $  34.21        $  32.54
                                                       ------------------------
Total Return(C)......................................     16.52%          25.70%
Net Assets End of Period (In Thousands)..............  $115,253        $121,207
Ratio of Expenses to Average Net Assets..............      1.60%           1.65%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)......................................      1.60%(E)        1.65%
Ratio of Net Investment Income (Loss) to Average Net
 Assets..............................................     (0.87)%         (0.82)%
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Reimbursement)....................     (0.87)%         (0.82)%
Portfolio Turnover Rate..............................        66%             65%

                                                         (UNAUDITED)                     YEAR ENDED DECEMBER 31,
                                                       SIX MONTHS ENDED    ----------------------------------------------------
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS B)          JUNE 30, 2000       1999           1998           1997           1996
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period..................      $ 44.80         $ 37.50        $ 34.89        $33.86         $32.42
Net Investment Income (Loss).........................        (0.25)(F)       (0.68)(F)      (0.58)(F)     (0.45)         (0.35)
Net Realized and Unrealized Gain (Loss) on
 Investments.........................................        (2.34)          14.92          10.30          7.09           5.50
                                                       ------------------------------------------------------------------------
Total from Investment Operations.....................        (2.59)          14.24           9.72          6.64           5.15
                                                       ------------------------------------------------------------------------
Dividends from Net Investment Income.................           --              --             --            --             --
Distributions from Capital Gains.....................        (6.36)          (6.94)         (7.11)        (5.61)         (3.71)
                                                       ------------------------------------------------------------------------
Total Distributions..................................        (6.36)          (6.94)         (7.11)        (5.61)         (3.71)
                                                       ------------------------------------------------------------------------
Net Asset Value End of Period........................      $ 35.85         $ 44.80        $ 37.50        $34.89         $33.86
                                                       ------------------------------------------------------------------------
Total Return(D)......................................        (6.83)%(B)      38.62%         29.44%        19.60%         15.87%
Net Assets End of Period (In Thousands)..............      $73,034         $40,276        $14,663        $7,862         $5,047
Ratio of Expenses to Average Net Assets..............         2.09%(A)        2.08%          2.08%         2.21%          2.14%(E)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)......................................         2.09%(A)        2.08%          2.08%         2.21%          2.14%(E)
Ratio of Net Investment Income (Loss) to Average Net
 Assets..............................................        (1.29)%(A)      (1.69)%        (1.56)%       (1.61)%        (1.43)%
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Reimbursement)....................        (1.29)%(A)      (1.69)%        (1.56)%       (1.61)%        (1.43)%
Portfolio Turnover Rate..............................           72%            170%            76%           61%            66%

                                                        FOR THE PERIOD
                                                         MAY 1 THROUGH
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS B)         DECEMBER 31, 1995
-----------------------------------------------------  -----------------
Net Asset Value Beginning of Period..................       $30.04
Net Investment Income (Loss).........................        (0.12)
Net Realized and Unrealized Gain (Loss) on
 Investments.........................................         5.84
                                                       -----------------
Total from Investment Operations.....................         5.72
                                                       -----------------
Dividends from Net Investment Income.................           --
Distributions from Capital Gains.....................        (3.34)
                                                       -----------------
Total Distributions..................................        (3.34)
                                                       -----------------
Net Asset Value End of Period........................       $32.42
                                                       -----------------
Total Return(D)......................................        18.99%(B)
Net Assets End of Period (In Thousands)..............       $1,953
Ratio of Expenses to Average Net Assets..............         2.08%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)......................................         2.08%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets..............................................        (1.41)%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Reimbursement)....................        (1.41)%(A)
Portfolio Turnover Rate..............................           65%(A)

                                                                                       YEAR ENDED
                                                                (UNAUDITED)           DECEMBER 31,             FOR THE PERIOD
                                                              SIX MONTHS ENDED    --------------------          MAY 1 THROUGH
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS C)                 JUNE 30, 2000       1999          1998         DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................      $ 45.85         $38.25        $35.43             $33.54
Net Investment Income (Loss)................................        (0.26)(F)      (0.68)(F)     (0.57)(F)          (0.19)
Net Realized and Unrealized Gain (Loss) on Investments......        (2.37)         15.22         10.50               7.69
                                                              -----------------------------------------------------------------
Total from Investment Operations............................        (2.63)         14.54          9.93               7.50
                                                              -----------------------------------------------------------------
Dividends from Capital Gains................................           --             --            --                 --
Distributions from Capital Gains............................        (6.36)         (6.94)        (7.11)             (5.61)
                                                              -----------------------------------------------------------------
Total Distributions.........................................        (6.36)         (6.94)        (7.11)             (5.61)
                                                              -----------------------------------------------------------------
Net Asset Value End of Period...............................      $ 36.86         $45.85        $38.25             $35.43
                                                              -----------------------------------------------------------------
Total Return(D).............................................        (6.76)%(B)     38.64%        29.60%             22.35%(B)
Net Assets End of Period (In Thousands).....................      $23,366         $6,918        $1,040             $  126
Ratio of Expenses to Average Net Assets.....................         2.10%(A)       2.11%         2.11%              2.21%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         2.10%(A)       2.11%         2.11%              2.21%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................        (1.29)%(A)     (1.69)%       (1.53)%            (1.88)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................        (1.29)%(A)     (1.69)%       (1.53)%            (1.88)%(A)
Portfolio Turnover Rate.....................................           72%           170%           76%                61%(A)

                                                           (UNAUDITED)                     YEAR ENDED DECEMBER 31,
                                                         SIX MONTHS ENDED   -----------------------------------------------------
ENTERPRISE INTERNATIONAL GROWTH FUND (CLASS A)            JUNE 30, 2000      1999         1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period....................      $ 23.81        $ 18.89      $ 16.71    $ 17.10    $ 16.08    $ 14.70
Net Investment Income (Loss)...........................        (0.05)(F)      (0.11)(F)     0.06       0.08       0.10       0.11
Net Realized and Unrealized Gain (Loss) on
 Investments...........................................        (2.80)          7.37         2.32       0.73       1.88       2.12
                                                         ------------------------------------------------------------------------
Total from Investment Operations.......................        (2.85)          7.26         2.38       0.81       1.98       2.23
                                                         ------------------------------------------------------------------------
Dividends from Net Investment Income...................           --          (0.16)       (0.05)     (0.07)     (0.09)     (0.09)
Distributions from Capital Gains.......................        (0.22)         (2.18)       (0.15)     (1.13)     (0.87)     (0.76)
                                                         ------------------------------------------------------------------------
Total Distributions....................................        (0.22)         (2.34)       (0.20)     (1.20)     (0.96)     (0.85)
                                                         ------------------------------------------------------------------------
Net Asset Value End of Period..........................      $ 20.74        $ 23.81      $ 18.89    $ 16.71    $ 17.10    $ 16.08
                                                         ------------------------------------------------------------------------
Total Return(C)........................................       (12.07)%(B)     39.76%       14.28%      4.75%     12.32%     15.17%
Net Assets End of Period (In Thousands)................      $55,818        $55,426      $41,458    $38,020    $34,837    $28,628
Ratio of Expenses to Average Net Assets................         1.85%(A)       1.94%        2.00%      2.00%      2.00%      2.00%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)........................................         1.85%(A)       1.94%        2.11%      2.11%      2.19%      2.40%
Ratio of Net Investment Income (Loss) to Average Net
 Assets................................................        (0.44)%(A)     (0.53)%       0.30%      0.50%      0.61%      0.70%
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Reimbursement)......................        (0.44)%(A)     (0.53)%       0.19%      0.39%      0.42%      0.30%
Portfolio Turnover Rate................................           34%           131%          52%        27%        24%        31%

                                                    (UNAUDITED)                YEAR ENDED DECEMBER 31,
                                                  SIX MONTHS ENDED   --------------------------------------------
 ENTERPRISE INTERNATIONAL GROWTH FUND (CLASS B)    JUNE 30, 2000      1999           1998         1997      1996
-----------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.............      $ 23.40        $ 18.62        $ 16.53      $16.97    $16.02
Net Investment Income (Loss)....................        (0.11)(F)      (0.21)(F)      (0.04)       0.01      0.01
Net Realized and Unrealized Gain (Loss) on
 Investments....................................        (2.77)          7.23           2.28        0.69      1.87
                                                  ---------------------------------------------------------------
Total from Investment Operations................        (2.88)          7.02           2.24        0.70      1.88
                                                  ---------------------------------------------------------------
Dividends from Net Investment Income............           --          (0.06)            --       (0.01)    (0.06)
Distributions from Capital Gains................        (0.22)         (2.18)         (0.15)      (1.13)    (0.87)
                                                  ---------------------------------------------------------------
Total Distributions.............................        (0.22)         (2.24)         (0.15)      (1.14)    (0.93)
                                                  ---------------------------------------------------------------
Net Assets Value End of Period..................      $ 20.30        $ 23.40        $ 18.62      $16.53    $16.97
                                                  ---------------------------------------------------------------
Total Return(D).................................       (12.41)%(B)     39.02%         13.57%       4.17%    11.72%
Net Assets End of Period (In Thousands).........      $27,472        $23,475        $16,008      $9,878    $4,276
Ratio of Expenses to Average Net Assets.........         2.41%(A)       2.48%          2.55%       2.55%     2.55%
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement)......................         2.41%(A)       2.48%          2.66%       2.67%     2.75%
Ratio of Net Investment Income to Average Net
 Assets.........................................        (0.98)%(A)     (1.10)%        (0.28)%     (0.06)%    0.09%
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Reimbursement)...........        (0.98)%(A)     (1.10)%        (0.39)%     (0.18)%   (0.11)%
Portfolio Turnover Rate.........................           34%           131%            52%         27%       24%

                                                   FOR THE PERIOD
                                                    MAY 1 THROUGH
 ENTERPRISE INTERNATIONAL GROWTH FUND (CLASS B)   DECEMBER 31, 1995
------------------------------------------------  -----------------
Net Asset Value Beginning of Period.............       $14.82
Net Investment Income (Loss)....................        (0.02)
Net Realized and Unrealized Gain (Loss) on
 Investments....................................         2.08
                                                  -----------------
Total from Investment Operations................         2.06
                                                  -----------------
Dividends from Net Investment Income............        (0.10)
Distributions from Capital Gains................        (0.76)
                                                  -----------------
Total Distributions.............................        (0.86)
                                                  -----------------
Net Assets Value End of Period..................       $16.02
                                                  -----------------
Total Return(D).................................        13.88%(B)
Net Assets End of Period (In Thousands).........       $1,094
Ratio of Expenses to Average Net Assets.........         2.55%(A)
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement)......................         2.75%(A)
Ratio of Net Investment Income to Average Net
 Assets.........................................        (0.65)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Reimbursement)...........        (0.85)%(A)
Portfolio Turnover Rate.........................           31%(A)

                                                                                                        FOR THE PERIOD
                                                                (UNAUDITED)           YEAR ENDED            MAY 1
                                                                 SIX MONTHS          DECEMBER 31,          THROUGH
                                                                   ENDED          ------------------     DECEMBER 31,
ENTERPRISE INTERNATIONAL GROWTH FUND (CLASS C)                 JUNE 30, 2000       1999        1998          1997
----------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................      $ 23.59         $18.77      $16.66        $17.51
Net Investment Income (Loss)................................        (0.10)(F)      (0.22)(F)    0.04         (0.03)
Net Realized and Unrealized Gain (Loss) on Investments......        (2.80)          7.29        2.31          0.39
                                                              --------------------------------------------------------
Total from Investment Operations............................        (2.90)          7.07        2.27          0.36
                                                              --------------------------------------------------------
Dividends from Net Investment Income........................           --          (0.07)      (0.01)        (0.08)
Distributions from Capital Gains............................        (0.22)         (2.18)      (0.15)        (1.13)
                                                              --------------------------------------------------------
Total Distributions.........................................        (0.22)         (2.25)      (0.16)        (1.21)
                                                              --------------------------------------------------------
Net Asset Value End of Period...............................      $ 20.47         $23.59      $18.77        $16.66
                                                              --------------------------------------------------------
Total Return(D).............................................       (12.39)%(B)     38.95%      13.64%         2.07%(B)
Net Assets End of Period (In Thousands).....................      $ 7,725         $5,771      $3,498        $1,113
Ratio of Expenses to Average Net Assets.....................         2.41%(A)       2.48%       2.55%         2.55%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         2.41%(A)       2.48%       2.67%         2.75%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................        (0.95)%(A)     (1.12)%     (0.35)%       (0.51)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................        (0.95)%(A)     (1.12)%     (0.47)%       (0.71)%(A)
Portfolio Turnover Rate.....................................           34%           131%         52%           27%(A)

                                                                         FOR THE PERIOD
                                                       (UNAUDITED)        JULY 1, 1999
                                                     SIX MONTHS ENDED        THROUGH
ENTERPRISE BALANCED FUND (CLASS A)                    JUNE 30, 2000     DECEMBER 31, 1999
-----------------------------------------------------------------------------------------
Net Asset Value Beginning of Period................       $ 5.35             $ 5.00
Net Investment Income (Loss).......................         0.04(F)            0.03(F)
Net Realized and Unrealized Gain (Loss) on
 Investments.......................................        (0.05)              0.34
                                                     ------------------------------------
Total from Investment Operations...................        (0.01)              0.37
                                                     ------------------------------------
Dividends from Net Investment Income...............        (0.02)             (0.02)
Distributions from Capital Gains...................        (0.05)                --
                                                     ------------------------------------
Total Distributions................................        (0.07)             (0.02)
                                                     ------------------------------------
Net Asset Value End of Period......................       $ 5.27               5.35
                                                     ------------------------------------
Total Return(C)....................................        (0.23)%(B)          7.53%(B)
Net Assets End of Period (In Thousands)............       $6,062             $4,946
Ratio of Expenses to Average Net Assets............         1.40%(A)           1.40%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)....................................         2.61%(A)           4.79%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets........................................         1.48%(A)           1.33%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Reimbursement)..............         0.27%(A)          (2.05)%(A)
Portfolio Turnover Rate............................           26%                20%

                                                                         FOR THE PERIOD
                                                       (UNAUDITED)        JULY 1, 1999
                                                     SIX MONTHS ENDED        THROUGH
ENTERPRISE BALANCED FUND (CLASS B)                    JUNE 30, 2000     DECEMBER 31, 1999
-----------------------------------------------------------------------------------------
Net Asset Value Beginning of Period................       $ 5.35             $ 5.00
Net Investment Income (Loss).......................         0.02(F)            0.02(F)
Net Realized and Unrealized Gain (Loss) on
 Investments.......................................        (0.06)              0.35
                                                     ------------------------------------
Total from Investment Operations...................        (0.04)              0.37
                                                     ------------------------------------
Dividends from Net Investment Income...............        (0.01)             (0.02)
Distributions from Capital Gains...................        (0.05)                --
                                                     ------------------------------------
Total Distributions................................        (0.06)             (0.02)
                                                     ------------------------------------
Net Asset Value End of Period......................       $ 5.25             $ 5.35
                                                     ------------------------------------
Total Return(D)....................................        (0.73)%(B)          7.36%(B)
Net Assets End of Period (In Thousands)............       $5,591             $4,409
Ratio of Expenses to Average Net Assets............         1.95%(A)           1.95%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)....................................         3.15%(A)           4.87%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets........................................         0.93%(A)           0.79%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Reimbursement)..............        (0.26)%(A)         (2.12)%(A)
Portfolio Turnover Rate............................           26%                20%

                                                                         FOR THE PERIOD
                                                       (UNAUDITED)        JULY 1, 1999
                                                     SIX MONTHS ENDED        THROUGH
ENTERPRISE BALANCED FUND (CLASS C)                    JUNE 30, 2000     DECEMBER 31, 1999
-----------------------------------------------------------------------------------------
Net Asset Value Beginning of Period................       $ 5.35             $ 5.00
Net Investment Income (Loss).......................         0.02(F)            0.02(F)
Net Realized and Unrealized Gain (Loss) on
 Investments.......................................        (0.05)              0.34
                                                     ------------------------------------
Total from Investment Operations...................        (0.03)              0.36
                                                     ------------------------------------
Dividends from Net Investment Income...............        (0.01)             (0.01)
Distributions from Capital Gains...................        (0.05)                --
                                                     ------------------------------------
Total Distributions................................        (0.06)             (0.01)
                                                     ------------------------------------
Net Asset Value End of Period......................       $ 5.26             $ 5.35
                                                     ------------------------------------
Total Return(D)....................................        (0.52)%(B)          7.32%(B)
Net Assets End of Period (In Thousands)............       $1,166             $  701
Ratio of Expenses to Average Net Assets............         1.95%(A)           1.95%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)....................................         3.11%(A)           5.33%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets........................................         0.94%(A)           0.78%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Reimbursement)..............        (0.22)%(A)         (2.60)%(A)
Portfolio Turnover Rate............................           26%                20%

                                                      (UNAUDITED)                        YEAR ENDED DECEMBER 31,
                                                    SIX MONTHS ENDED    ---------------------------------------------------------
ENTERPRISE MANAGED FUND (CLASS A)                    JUNE 30, 2000        1999          1998        1997        1996       1995
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period...............      $   9.06        $   9.26      $   9.25    $   7.97    $   6.70    $  4.91
Net Investment Income (Loss)......................          0.03(F)         0.06(F)       0.06        0.04        0.06       0.04
Net Realized and Unrealized Gain (Loss) on
 Investments......................................         (0.27)           0.61          0.58        1.64        1.41       1.81
                                                    -----------------------------------------------------------------------------
Total from Investment Operations..................         (0.24)           0.67          0.64        1.68        1.47       1.85
                                                    -----------------------------------------------------------------------------
Dividends from Net Investment Income..............            --           (0.06)        (0.05)      (0.04)      (0.06)     (0.03)
Distributions from Capital Gains..................         (0.82)          (0.81)        (0.58)      (0.36)      (0.14)     (0.03)
                                                    -----------------------------------------------------------------------------
Total Distributions...............................         (0.82)          (0.87)        (0.63)      (0.40)      (0.20)     (0.06)
                                                    -----------------------------------------------------------------------------
Net Asset Value End of Period.....................      $   8.00        $   9.06      $   9.26    $   9.25    $   7.97    $  6.70
                                                    -----------------------------------------------------------------------------
Total Return(C)...................................         (2.86)%(B)       7.40%         7.05%      21.05%      22.08%     37.69%
Net Assets End of Period (In Thousands)...........      $111,680        $144,519      $175,084    $156,608    $101,022    $47,839
Ratio of Expenses to Average Net Assets...........          1.51%(A)        1.48%         1.50%       1.49%       1.57%      1.75%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)...................................          1.53%(A)        1.48%         1.50%       1.49%       1.57%      1.90%
Ratio of Net Investment Income (Loss) to Average
 Net Assets.......................................          0.74%(A)        0.60%         0.57%       0.47%       1.12%      1.09%
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Reimbursement).............          0.73%(A)        0.60%         0.57%       0.47%       1.12%      0.94%
Portfolio Turnover Rate...........................            13%             95%           43%         28%         33%        26%

                                              (UNAUDITED)                  YEAR ENDED DECEMBER 31,               FOR THE PERIOD
                                            SIX MONTHS ENDED    ---------------------------------------------     MAY 1 THROUGH
ENTERPRISE MANAGED FUND (CLASS B)            JUNE 30, 2000        1999          1998        1997       1996     DECEMBER 31, 1995
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.......      $   8.96        $   9.17      $   9.19    $   7.93    $  6.68        $  5.68
Net Investment Income (Loss)..............          0.01(F)         0.00(F,G)       --       (0.01)      0.02           0.01
Net Realized and Unrealized Gain (Loss) on
 Investments..............................         (0.27)           0.61          0.57        1.63       1.41           1.05
                                            -------------------------------------------------------------------------------------
Total from Investment Operations..........         (0.26)           0.61          0.57        1.62       1.43           1.06
                                            -------------------------------------------------------------------------------------
Dividends from Net Investment Income......            --           (0.01)        (0.01)         --      (0.04)         (0.03)
Distributions from Capital Gains..........         (0.82)          (0.81)        (0.58)      (0.36)     (0.14)         (0.03)
                                            -------------------------------------------------------------------------------------
Total Distributions.......................         (0.82)          (0.82)        (0.59)      (0.36)     (0.18)         (0.06)
                                            -------------------------------------------------------------------------------------
Net Asset Value End of Period.............      $   7.88        $   8.96      $   9.17    $   9.19    $  7.93        $  6.68
                                            -------------------------------------------------------------------------------------
Total Return(D)...........................         (3.13)%(B)       6.75%         6.31%      20.45%     21.50%         18.38%(B)
Net Assets End of Period (In Thousands)...      $116,564        $149,098      $161,552    $110,213    $57,037        $16,792
Ratio of Expenses to Average Net Assets...          2.06%(A)        2.03%         2.05%       2.04%      2.13%          2.30%(A)
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement)................          2.08%(A)        2.03%         2.05%       2.04%      2.13%          2.45%(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets.......................          0.20%(A)        0.04%         0.02%      (0.09)%     0.52%          0.31%(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding
 Reimbursement)...........................          0.18%(A)        0.04%         0.02%      (0.09)%     0.52%          0.14%(A)
Portfolio Turnover Rate...................            13%             95%           43%         28%        33%            26%(A)

                                                           (UNAUDITED)              YEAR ENDED DECEMBER 31,      FOR THE PERIOD
                                                         SIX MONTHS ENDED          -------------------------      MAY 1 THROUGH
ENTERPRISE MANAGED FUND (CLASS C)                         JUNE 30, 2000              1999             1998      DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period....................       $ 8.96               $   9.09          $  9.21         $  8.24
Net Investment Income (Loss)...........................         0.01(F)                0.00(F,G)       (0.01)             --
Net Realized and Unrealized Gain (Loss) on
 Investments...........................................        (0.27)                  0.68             0.49            1.38
                                                         ------------------------------------------------------------------------
Total from Investment Operations.......................        (0.26)                  0.68             0.48            1.38
                                                         ------------------------------------------------------------------------
Dividends from Net Investment Income...................           --                     --            (0.02)          (0.05)
Distributions from Capital Gains.......................        (0.82)                 (0.81)           (0.58)          (0.36)
                                                         ------------------------------------------------------------------------
Total Distributions....................................        (0.82)                 (0.81)           (0.60)          (0.41)
                                                         ------------------------------------------------------------------------
Net Asset Value End of Period..........................       $ 7.88               $   8.96          $  9.09         $  9.21
                                                         ------------------------------------------------------------------------
Total Return(D)........................................        (3.13)%(B)              7.64%            5.36%          16.74%(B)
Net Assets End of Period (In Thousands)................       $7,820               $  9,957          $11,654         $ 3,614
Ratio of Expenses to Average Net Assets................         2.06%(A)               2.03%            2.05%           2.06%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)........................................         2.08%(A)               2.03%            2.05%           2.06%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets................................................         0.20%(A)               0.05%            0.02%          (0.18)%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Reimbursement)......................         0.18%(A)               0.05%            0.02%          (0.18)%(A)
Portfolio Turnover Rate................................           13%                    95%              43%             28%(A)

                                                            (UNAUDITED)                     YEAR ENDED DECEMBER 31,
                                                          SIX MONTHS ENDED    ---------------------------------------------------
ENTERPRISE GOVERNMENT SECURITIES FUND (CLASS A)            JUNE 30, 2000       1999       1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.....................      $ 11.57         $ 12.15    $ 12.03    $ 11.80    $ 11.83    $ 10.62
Net Investment Income (Loss)............................         0.33%(F)        0.65(F)    0.68       0.73       0.74       0.76
Net Realized and Unrealized Gain (Loss) on
 Investments............................................         0.03           (0.58)      0.12       0.23      (0.03)      1.21
                                                          -----------------------------------------------------------------------
Total from Investment Operations........................         0.36            0.07       0.80       0.96       0.71       1.97
                                                          -----------------------------------------------------------------------
Dividends from Net Investment Income....................        (0.33)          (0.65)     (0.68)     (0.73)     (0.74)     (0.76)
                                                          -----------------------------------------------------------------------
Distributions from Capital Gains........................           --              --         --         --         --         --
Total Distributions.....................................        (0.33)          (0.65)     (0.68)     (0.73)     (0.74)     (0.76)
                                                          -----------------------------------------------------------------------
Net Asset Value End of Period...........................      $ 11.60         $ 11.57    $ 12.15    $ 12.03    $ 11.80    $ 11.83
                                                          -----------------------------------------------------------------------
Total Return(C).........................................         3.17%(B)        0.58%      6.82%      8.39%      6.29%     19.00%
Net Assets End of Period (In Thousands).................      $70,160         $73,706    $71,609    $68,639    $73,693    $86,224
Ratio of Expenses to Average Net Assets.................         1.30%           1.30%      1.30%      1.30%      1.30%      1.30%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).........................................         1.41%(A)        1.39%      1.38%      1.46%      1.42%      1.44%
Ratio of Net Investment Income (Loss) to Average Net
 Assets.................................................         5.75%(A)        5.46%      5.61%      6.16%      6.35%      6.66%
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Reimbursement).......................         5.64%(A)        5.37%      5.53%      6.00%      6.23%      6.52%
Portfolio Turnover Rate.................................            7%             11%         8%        10%         0%         0%

                                                    (UNAUDITED)              YEAR ENDED DECEMBER 31,             FOR THE PERIOD
                                                  SIX MONTHS ENDED   ---------------------------------------      MAY 1 THROUGH
ENTERPRISE GOVERNMENT SECURITIES FUND (CLASS B)    JUNE 30, 2000      1999       1998       1997       1996     DECEMBER 31, 1995
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.............      $ 11.57        $ 12.14    $ 12.02    $ 11.79    $11.83         $11.12
Net Investment Income (Loss)....................         0.30(F)        0.58(F)    0.61       0.66      0.68           0.44
Net Realized and Unrealized Gain (Loss) on
 Investments....................................         0.03          (0.57)      0.12       0.23     (0.04)          0.71
                                                  -------------------------------------------------------------------------------
Total from Investment Operations................         0.33           0.01       0.73       0.89      0.64           1.15
                                                  -------------------------------------------------------------------------------
Dividends from Net Investment Income............        (0.30)         (0.58)     (0.61)     (0.66)    (0.68)         (0.44)
                                                  -------------------------------------------------------------------------------
Dividends from Net Investment Income............           --             --         --         --        --             --
Total Distributions.............................        (0.30)         (0.58)     (0.61)     (0.66)    (0.68)         (0.44)
                                                  -------------------------------------------------------------------------------
Net Asset Value End of Period...................      $ 11.60        $ 11.57    $ 12.14    $ 12.02    $11.79         $11.83
                                                  -------------------------------------------------------------------------------
Total Return(D).................................         2.89%(B)       0.12%      6.24%      7.81%     5.61%         10.47%(B)
Net Assets End of Period (In Thousands).........      $34,837        $36,876    $27,134    $12,285    $5,683         $2,124
Ratio of Expenses to Average Net Assets.........         1.85%(A)       1.85%      1.85%      1.85%     1.85%          1.85%(A)
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement)......................         1.96%(A)       1.95%      1.93%      2.01%     1.96%          1.91%(A)
Ratio of Net Investment Income to Average Net
 Assets.........................................         5.21%(A)       4.92%      5.00%      5.55%     5.79%          5.64%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Reimbursement)...........         5.10%(A)       4.82%      4.91%      5.39%     5.68%          5.58%(A)
Portfolio Turnover Rate.........................            7%            11%         8%        10%        0%             0%(A)

                                                                                        YEAR ENDED
                                                                (UNAUDITED)            DECEMBER 31,           FOR THE PERIOD
                                                              SIX MONTHS ENDED    -----------------------      MAY 1 THROUGH
ENTERPRISE GOVERNMENT SECURITIES FUND (CLASS C)                JUNE 30, 2000       1999             1998     DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................       $11.57         $12.14           $12.03         $11.63
Net Investment Income (Loss)................................         0.30(F)        0.58(F)          0.62           0.46
Net Realized and Unrealized Gain (Loss) on Investments......         0.03          (0.57)            0.11           0.40
                                                              ----------------------------------------------------------------
Total from Investment Operations............................         0.33           0.01             0.73           0.86
                                                              ----------------------------------------------------------------
Dividends from Net Investment Income........................        (0.30)         (0.58)           (0.62)         (0.46)
                                                              ----------------------------------------------------------------
Distributions from Capital Gains............................           --             --               --             --
Total Distributions.........................................        (0.30)         (0.58)           (0.62)         (0.46)
                                                              ----------------------------------------------------------------
Net Asset Value End of Period...............................       $11.60         $11.57           $12.14         $12.03
                                                              ----------------------------------------------------------------
Total Return(D).............................................         2.89%(B)       0.12%            6.15%          7.49%(B)
Net Assets End of Period (In Thousands).....................       $6,760         $5,516           $3,089         $  498
Ratio of Expenses to Average Net Assets.....................         1.85%(A)       1.85%            1.85%          1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         1.96%(A)       1.95%            1.94%          2.03%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................         5.18%(A)       4.92%            4.97%          5.39%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................         5.07%(A)       4.82%            4.88%          5.21%(A)
Portfolio Turnover Rate.....................................            7%            11%               8%            10%(A)

                                                            (UNAUDITED)                     YEAR ENDED DECEMBER 31,
                                                          SIX MONTHS ENDED    ---------------------------------------------------
ENTERPRISE TAX-EXEMPT INCOME FUND (CLASS A)                JUNE 30, 2000       1999       1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.....................      $ 12.82         $ 13.84    $ 13.95    $ 13.83    $ 13.99    $ 12.80
Net Investment Income (Loss)............................         0.28(F)         0.54(F)    0.60       0.63       0.64       0.65
Net Realized and Unrealized Gain (Loss) on
 Investments............................................         0.19           (0.92)      0.20       0.31      (0.16)      1.21
                                                          -----------------------------------------------------------------------
Total from Investment Operations........................         0.47           (0.38)      0.80       0.94       0.48       1.86
                                                          -----------------------------------------------------------------------
Dividends from Net Investment Income....................        (0.28)          (0.54)     (0.60)     (0.63)     (0.64)     (0.65)
Distributions from Capital Gains........................           --           (0.10)     (0.31)     (0.19)        --      (0.02)
                                                          -----------------------------------------------------------------------
Total Distributions.....................................        (0.28)          (0.64)     (0.91)     (0.82)     (0.64)     (0.67)
                                                          -----------------------------------------------------------------------
Net Asset Value End of Period...........................      $ 13.01         $ 12.82    $ 13.84    $ 13.95    $ 13.83    $ 13.99
                                                          -----------------------------------------------------------------------
Total Return(C).........................................         3.68%(B)       (2.76)%     5.92%      6.96%      3.53%     14.85%
Net Assets End of Period (In Thousands).................      $20,263         $21,703    $23,710    $23,695    $28,478    $33,626
Ratio of Expenses to Average Net Assets.................         1.10%(A)        1.10%      1.10%      1.22%      1.25%      1.25%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).........................................         1.39%(A)        1.44%      1.40%      1.60%      1.41%      1.42%
Ratio of Net Investment Income (Loss) to Average Net
 Assets.................................................         4.32%(A)        4.05%      4.30%      4.50%      4.64%      4.82%
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Reimbursement).......................         4.03%(A)        3.71%      4.00%      4.12%      4.48%      4.65%
Portfolio Turnover Rate.................................            4%            110%       100%         1%         1%         1%

                                                        (UNAUDITED)            YEAR ENDED DECEMBER 31,           FOR THE PERIOD
                                                      SIX MONTHS ENDED   ------------------------------------     MAY 1 THROUGH
ENTERPRISE TAX-EXEMPT INCOME FUND (CLASS B)            JUNE 30, 2000      1999      1998      1997      1996    DECEMBER 31, 1995
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.................       $12.82        $13.84    $13.95    $13.83    $13.99        $13.44
Net Investment Income (Loss)........................         0.24(F)       0.47(F)   0.53      0.55      0.56          0.38
Net Realized and Unrealized Gain (Loss) on
 Investments........................................         0.19         (0.92)     0.20      0.31     (0.16)         0.57
                                                      ---------------------------------------------------------------------------
Total from Investment Operations....................         0.43         (0.45)     0.73      0.86      0.40          0.95
                                                      ---------------------------------------------------------------------------
Dividends from Net Investment Income................        (0.24)        (0.47)    (0.53)    (0.55)    (0.56)        (0.38)
Distributions from Capital Gains....................           --         (0.10)    (0.31)    (0.19)       --         (0.02)
                                                      ---------------------------------------------------------------------------
Total Distributions.................................        (0.24)        (0.57)    (0.84)    (0.74)    (0.56)        (0.40)
                                                      ---------------------------------------------------------------------------
Net Asset Value End of Period.......................       $13.01        $12.82    $13.84    $13.95    $13.83        $13.99
                                                      ---------------------------------------------------------------------------
Total Return(D).....................................         3.40%(B)     (3.29)%    5.33%     6.36%     2.96%         7.18%(B)
Net Assets End of Period (In Thousands).............       $5,437        $5,640    $4,451    $2,883    $2,037        $  912
Ratio of Expenses to Average Net Assets.............         1.65%(A)      1.65%     1.65%     1.76%     1.80%         1.80%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).....................................         1.94%(A)      1.99%     1.96%     2.16%     1.96%         1.98%(A)
Ratio of Net Investment Income to Average Net
 Assets.............................................         3.77%(A)      3.51%     3.71%     3.94%     4.07%         4.08%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Reimbursement)...................         3.48%(A)      3.16%     3.41%     3.54%     3.92%         3.94%(A)
Portfolio Turnover Rate.............................            4%          110%      100%        1%        1%            1%(A)

                                                                (UNAUDITED)       YEAR ENDED DECEMBER 31,     FOR THE PERIOD
                                                              SIX MONTHS ENDED   -------------------------     MAY 1 THROUGH
ENTERPRISE TAX-EXEMPT INCOME FUND (CLASS C)                    JUNE 30, 2000      1999               1998    DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................       $12.82        $13.84             $13.95        $13.68
Net Investment Income (Loss)................................         0.24(F)       0.47(F)            0.53          0.36
Net Realized and Unrealized Gain (Loss) on Investments......         0.19         (0.92)              0.20          0.46
                                                              ----------------------------------------------------------------
Total from Investment Operations............................         0.43         (0.45)              0.73          0.82
                                                              ----------------------------------------------------------------
Dividends from Net Investment Income........................        (0.24)        (0.47)             (0.53)        (0.36)
Distributions from Capital Gains............................           --         (0.10)             (0.31)        (0.19)
                                                              ----------------------------------------------------------------
Total Distributions.........................................        (0.24)        (0.57)             (0.84)        (0.55)
                                                              ----------------------------------------------------------------
Net Asset Value End of Period...............................       $13.01        $12.82             $13.84        $13.95
                                                              ----------------------------------------------------------------
Total Return(D).............................................         3.32%(B)     (3.23)%             5.34%         6.14%(B)
Net Assets End of Period (In Thousands).....................       $1,173        $1,706             $  777        $  184
Ratio of Expenses to Average Net Assets.....................         1.65%(A)      1.65%              1.65%         1.67%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         1.95%(A)      1.97%              1.93%         2.34%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................         3.77%(A)      3.54%              3.71%         3.99%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................         3.47%(A)      3.22%              3.43%         3.32%(A)
Portfolio Turnover Rate.....................................            4%          110%               100%            1%(A)

                                                           (UNAUDITED)                     YEAR ENDED DECEMBER 31,
                                                         SIX MONTHS ENDED   -----------------------------------------------------
ENTERPRISE HIGH-YIELD BOND FUND (CLASS A)                 JUNE 30, 2000      1999         1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period....................      $ 10.99        $ 11.53      $ 12.35    $ 11.84    $ 11.39    $ 10.72
Net Investment Income (Loss)...........................         0.47(F)        0.94(F)      0.94       0.99       0.94       0.99
Net Realized and Unrealized Gain (Loss) on
 Investments...........................................        (0.56)         (0.53)       (0.66)      0.51       0.45       0.67
                                                         ------------------------------------------------------------------------
Total from Investment Operations.......................        (0.09)          0.41         0.28       1.50       1.39       1.66
                                                         ------------------------------------------------------------------------
Dividends from Net Investment Income...................        (0.47)         (0.94)       (0.94)     (0.99)     (0.94)     (0.99)
Distributions from Capital Gains.......................           --          (0.01)       (0.16)        --         --         --
                                                         ------------------------------------------------------------------------
Total Distributions....................................        (0.47)         (0.95)       (1.10)     (0.99)     (0.94)     (0.99)
                                                         ------------------------------------------------------------------------
Net Asset Value, End of Period.........................      $ 10.43        $ 10.99      $ 11.53    $ 12.35    $ 11.84    $ 11.39
                                                         ------------------------------------------------------------------------
Total Return(C)........................................        (0.78)%(B)      3.64%        2.29%     13.18%     12.78%     16.00%
Net Assets End of Period (In Thousands)................      $57,568        $64,038      $72,637    $66,422    $54,129    $52,182
Ratio of Expenses to Average Net Assets................         1.30%(A)       1.30%        1.30%      1.30%      1.30%      1.30%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)........................................         1.44%(A)       1.41%        1.44%      1.47%      1.50%      1.52%
Ratio of Net Investment Income to Average Net Assets...         8.90%(A)       8.30%        7.72%      8.20%      8.21%      8.80%
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Reimbursement)......................         8.76%(A)       8.18%        7.58%      8.03%      8.01%      8.58%
Portfolio Turnover Rate................................           35%            84%         114%       175%       180%        89%

                                                     (UNAUDITED)              YEAR ENDED DECEMBER 31,            FOR THE PERIOD
                                                   SIX MONTHS ENDED   ---------------------------------------     MAY 1 THROUGH
ENTERPRISE HIGH-YIELD BOND FUND (CLASS B)           JUNE 30, 2000      1999         1998      1997      1996    DECEMBER 31, 1995
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period..............      $ 10.99        $ 11.52      $ 12.35   $ 11.84   $11.39        $11.11
Net Investment Income (Loss).....................         0.44(F)        0.88(F)      0.87      0.77     0.88          0.61
Net Realized and Unrealized Gain (Loss) on
 Investments.....................................        (0.56)         (0.52)       (0.67)     0.51     0.45          0.28
                                                   ------------------------------------------------------------------------------
Total from Investment Operations.................        (0.12)          0.36         0.20      1.28     1.33          0.89
                                                   ------------------------------------------------------------------------------
Dividends from Net Investment Income.............        (0.44)         (0.88)       (0.87)    (0.77)   (0.88)        (0.61)
Distributions from Capital Gains.................           --          (0.01)       (0.16)       --       --            --
                                                   ------------------------------------------------------------------------------
Total Distributions..............................        (0.44)         (0.89)       (1.03)    (0.77)   (0.88)        (0.61)
                                                   ------------------------------------------------------------------------------
Net Asset Value, End of Period...................      $ 10.43        $ 10.99      $ 11.52   $ 12.35   $11.84        $11.39
                                                   ------------------------------------------------------------------------------
Total Return(D)..................................        (1.05)%(B)      3.18%        1.64%    12.59%   12.16%         8.12%(B)
Net Assets End of Period (In Thousands)..........      $33,068        $36,673      $35,495   $19,898   $7,892        $2,951
Ratio of Expenses to Average Net Assets..........         1.85%(A)       1.85%        1.85%     1.85%    1.85%         1.85%(A)
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement).......................         1.99%(A)       1.96%        1.99%     2.02%    2.05%         2.09%(A)
Ratio of Net Investment Income to Average Net
 Assets..........................................         8.35%(A)       7.75%        7.20%     7.51%    7.74%         7.84%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Reimbursement)............         8.22%(A)       7.64%        7.06%     7.35%    7.55%         7.68%(A)
Portfolio Turnover Rate..........................           35%            84%         114%      175%     180%           89%(A)

                                                                (UNAUDITED)       YEAR ENDED DECEMBER 31,      FOR THE PERIOD
                                                              SIX MONTHS ENDED    ------------------------      MAY 1 THROUGH
ENTERPRISE HIGH-YIELD BOND FUND (CLASS C)                      JUNE 30, 2000       1999              1998     DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................       $10.99         $11.53            $12.35         $11.71
Net Investment Income (Loss)................................         0.44(F)        0.88(F)           0.87           0.61
Net Realized and Unrealized Gains (Losses) on Investments...        (0.56)         (0.53)            (0.66)          0.64
                                                              -----------------------------------------------------------------
Total from Investment Operations............................        (0.12)          0.35              0.21           1.25
                                                              -----------------------------------------------------------------
Dividends from Net Investment Income........................        (0.44)         (0.88)            (0.87)         (0.61)
Distributions from Capital Gains............................           --          (0.01)            (0.16)            --
                                                              -----------------------------------------------------------------
Total Distributions.........................................        (0.44)         (0.89)            (1.03)         (0.61)
                                                              -----------------------------------------------------------------
Net Asset Value End of Period...............................       $10.43         $10.99            $11.53         $12.35
                                                              -----------------------------------------------------------------
Total Return(D).............................................        (1.05)%(B)      3.09%             1.72%         10.87%(B)
Net Assets End of Period (In Thousands).....................       $7,326         $6,841            $5,392         $1,463
Ratio of Expenses to Average Net Assets.....................         1.85%(A)       1.85%             1.85%          1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         1.99%(A)       1.96%             1.99%          2.01%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................         8.37%(A)       7.73%             7.27%          6.84%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................         8.23%(A)       7.62%             7.13%          6.68%(A)
Portfolio Turnover Rate.....................................           35%            84%              114%           175%(A)

                                                         (UNAUDITED)                      YEAR ENDED DECEMBER 31,
                                                       SIX MONTHS ENDED    ------------------------------------------------------
ENTERPRISE MONEY MARKET FUND (CLASS A)                  JUNE 30, 2000        1999        1998       1997       1996        1995
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period..................      $   1.00        $   1.00    $   1.00    $  1.00    $  1.00    $   1.00
Net Investment Income (Loss).........................          0.03(F)         0.05(F)     0.05       0.05       0.04        0.05
                                                       --------------------------------------------------------------------------
Total from Investment Operations.....................          0.03            0.05        0.05       0.05       0.04        0.05
                                                       --------------------------------------------------------------------------
Dividends from Net Investment Income.................         (0.03)          (0.05)      (0.05)     (0.05)     (0.04)      (0.05)
                                                       --------------------------------------------------------------------------
Total Distributions..................................         (0.03)          (0.05)      (0.05)     (0.05)     (0.04)      (0.05)
                                                       --------------------------------------------------------------------------
Net Asset Value End of Period........................      $   1.00        $   1.00    $   1.00    $  1.00    $  1.00    $   1.00
                                                       --------------------------------------------------------------------------
Total Return.........................................          2.81%(B)        4.80%       5.04%      4.69%      4.51%       5.05%
Net Assets End of Period (In Thousands)..............      $199,184        $204,403    $140,490    $68,466    $59,074    $ 40,325
Ratio of Expenses to Average Net Assets..............          0.61%(A)        0.59%       0.64%      1.00%      1.00%       1.00%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)......................................          0.61%(A)        0.59%       0.64%      1.24%      1.18%       1.35%
Ratio of Net Investment Income (Loss) to Average Net
 Assets..............................................          5.59%(A)        4.74%       4.91%      4.59%      4.42%       4.92%
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Reimbursement)....................          5.59%(A)        4.74%       4.91%      4.35%      4.24%       4.57%

                                                 (UNAUDITED)               YEAR ENDED DECEMBER 31,               FOR THE PERIOD
                                               SIX MONTHS ENDED   -----------------------------------------       MAY 1 THROUGH
ENTERPRISE MONEY MARKET FUND (CLASS B)          JUNE 30, 2000      1999        1998        1997       1996      DECEMBER 31, 1995
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period..........      $  1.00        $  1.00     $  1.00     $ 1.00     $ 1.00          $ 1.00
Net Investment Income (Loss).................         0.03(F)        0.05(F)     0.05       0.04       0.04            0.03
                                               ----------------------------------------------------------------------------------
Total from Investment Operations.............         0.03           0.05        0.05       0.04       0.04            0.03
                                               ----------------------------------------------------------------------------------
Dividends from Net Investment Income.........        (0.03)         (0.05)      (0.05)     (0.04)     (0.04)          (0.03)
                                               ----------------------------------------------------------------------------------
Total Distributions..........................        (0.03)         (0.05)      (0.05)     (0.04)     (0.04)          (0.03)
                                               ----------------------------------------------------------------------------------
Net Asset Value End of Period................      $  1.00        $  1.00     $  1.00     $ 1.00     $ 1.00          $ 1.00
                                               ----------------------------------------------------------------------------------
Total Return(D)..............................         2.81%(B)       4.80%       5.04%      4.11%      3.94%           2.95%(B)
Net Assets End of Period (In Thousands)......      $21,833        $32,863     $10,147     $5,980     $1,344          $  394
Ratio of Expenses to Average Net Assets......         0.61%(A)       0.60%       0.64%      1.55%      1.55%           1.55%(A)
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement)...................         0.61%(A)       0.60%       0.64%      1.79%      1.73%           1.88%(A)
Ratio of Net Investment Income to Average
 (Loss) Net Assets...........................         5.59%(A)       4.86%       4.91%      4.09%      3.85%           4.23%(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding
 Reimbursement)..............................         5.59%(A)       4.86%       4.91%      3.85%      3.68%           3.90%(A)

                                                               (UNAUDITED)         YEAR ENDED DECEMBER 31,       FOR THE PERIOD
                                                             SIX MONTHS ENDED     -------------------------       MAY 1 THROUGH
ENTERPRISE MONEY MARKET FUND (CLASS C)                        JUNE 30, 2000          1999           1998        DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period........................       $ 1.00            $ 1.00         $ 1.00            $ 1.00
Net Investment Income (Loss)...............................         0.03(F)           0.05(F)        0.05              0.02
                                                             --------------------------------------------------------------------
Total from Investment Operations...........................         0.03              0.05           0.05              0.02
                                                             --------------------------------------------------------------------
Dividends from Net Investment Income.......................        (0.03)            (0.05)         (0.05)            (0.02)
                                                             --------------------------------------------------------------------
Total Distributions........................................        (0.03)            (0.05)         (0.05)            (0.02)
                                                             --------------------------------------------------------------------
Net Asset Value End of Period..............................       $ 1.00            $ 1.00         $ 1.00            $ 1.00
                                                             --------------------------------------------------------------------
Total Return(D)............................................         2.81%(B)          4.80%          5.04%             2.86%(B)
Net Assets End of Period (In Thousands)....................       $8,191            $7,296         $4,680            $1,021
Ratio of Expenses to Average Net Assets....................         0.61%(A)          0.59%          0.63%             1.55%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)............................................         0.61%(A)          0.59%          0.63%             1.85%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets....................................................         5.59%(A)          4.76%          4.90%             4.15%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement).................................         5.59%(A)          4.76%          4.90%             3.85%(A)

                                  Recycle Logo

                                [ENTERPRISE LOGO]

Mail to: The Enterprise Group of Funds, Inc.
         P.O. Box 219731
         Kansas City, MO 64121-9731
Make check payable to: The Enterprise Group of Funds, Inc. The
Funds do not accept money orders. For assistance, call Enterprise
Shareholder Services at: 1-800-368-3527


NEW ACCOUNT APPLICATION

1.       TYPE OF ACCOUNT (Please print or type.)

         [ ] INDIVIDUAL               [ ] JOINT

         Name ____________________   Joint Registrant Name ____________________
                                                           (if any)

         SSN# _____________________
              Use only the Social Security Number of the first listed joint tenant.

================================================================================

         [ ] UNIFORM GIFT TO MINORS or [ ] UNIFORM TRANSFER TO MINORS

         Name of Adult Custodian (only one permitted) __________________________

         Name of Minor (only one permitted) ____________________________________

         Minor's Date of Birth ________ Minor's Social Security Number _________

         under the ____________________ Uniform Gifts/Transfers to Minors Act
                State of Residence of Minor

================================================================================

         [ ] CORPORATION       [ ] PARTNERSHIP         Taxpayer ID # ___________
                                                            or
         [ ] TRUST             [ ] OTHER             Social Security # _________

         Name of Corporation, Partnership, Trust or Other ______________________

         Name of Trustee(s) (if Trust) _________________________________________

         Date of Trust Agreement (if Trust) ____________________________________

================================================================================

2.       ADDRESS

         Street or P.O. Box ____________________________________________________

         City ________________________ State _____________ Zip Code ____________

         Daytime Telephone ________________ E-mail Address _____________________

================================================================================

3. INVESTMENT INFORMATION (If no class indicated, investment will be made in Class A Shares.)
         Total Dollars Invested $___________ ($1,000 minimum per Class per Fund)

                                                                                  Class of Shares (Check one)
                                                                                        A      B      C
         $ _______________ or __________%       Internet Fund                          [ ]    [ ]    [ ]
         $ _______________ or __________%       International Internet Fund            [ ]    [ ]    [ ]
         $ _______________ or __________%       Global Financial Services Fund         [ ]    [ ]    [ ]
         $ _______________ or __________%       Global Health Care Fund                [ ]    [ ]    [ ]
         $ _______________ or __________%       Small Company Growth Fund              [ ]    [ ]    [ ]
         $ _______________ or __________%       Small Company Value Fund               [ ]    [ ]    [ ]
         $ _______________ or __________%       Multi-Cap Growth Fund                  [ ]    [ ]    [ ]
         $ _______________ or __________%       Mid-Cap Growth Fund                    [ ]    [ ]    [ ]
         $ _______________ or __________%       Growth Fund                            [ ]    [ ]    [ ]
         $ _______________ or __________%       Equity Fund                            [ ]    [ ]    [ ]
         $ _______________ or __________%       Equity Income Fund                     [ ]    [ ]    [ ]
         $ _______________ or __________%       Growth & Income Fund                   [ ]    [ ]    [ ]
         $ _______________ or __________%       Capital Appreciation Fund              [ ]    [ ]    [ ]
         $ _______________ or __________%       Large-Cap Fund                         [ ]    [ ]    [ ]
         $ _______________ or __________%       International Growth Fund              [ ]    [ ]    [ ]
         $ _______________ or __________%       Global Socially Responsive Fund        [ ]    [ ]    [ ]
         $ _______________ or __________%       International Core Growth Fund         [ ]    [ ]    [ ]
         $ _______________ or __________%       Emerging Countries Fund                [ ]    [ ]    [ ]
         $ _______________ or __________%       Worldwide Growth Fund                  [ ]    [ ]    [ ]
         $ _______________ or __________%       Balanced Fund                          [ ]    [ ]    [ ]
         $ _______________ or __________%       Managed Fund                           [ ]    [ ]    [ ]
         $ _______________ or __________%       Government Securities Fund             [ ]    [ ]    [ ]
         $ _______________ or __________%       Tax-Exempt Income Fund                 [ ]    [ ]    [ ]
         $ _______________ or __________%       High-Yield Bond Fund                   [ ]    [ ]    [ ]
         $ _______________ or __________%       Convertible Securities Fund            [ ]    [ ]    [ ]
         $ _______________ or __________%       Money Market Fund                      [ ]    [ ]    [ ]

================================================================================

4.       RIGHT OF ACCUMULATION DISCOUNT

         The following previously established Class A Enterprise Fund Accounts qualify for inclusion with the account established hereby under the Cumulative Right of Accumulation Discount provisions of the Prospectus for a reduced sales charge. Account number(s) and registration:

         1. ______________________________   3. ______________________________

         2. ______________________________   4. ______________________________

5. LETTER OF INTENT -- Optional (see terms and conditions in Prospectus) Class A Shares only

         Although I am not obligated to do so, it is my intention to invest over a 13-month period in shares of one or more of the above Funds an aggregate amount of at least equal to that which is checked below:

         [ ] $100,000 [ ] $250,000 [ ] $500,000 [ ] $1,000,000 or more

         Each purchase will be made at the then reduced offering price applicable to the amount checked above, as described in the Prospectus. By completing this Letter of Intent and signing this application below, I agree to the terms and conditions of the Letter of Intent and Escrow Account set forth in the Prospectus.

                  In making purchases under this letter, the following are the related accounts on which reduced offering prices are to apply:

                  Account number(s) and registration:

                  1. ___________________________________________________________

                  2. ___________________________________________________________

================================================================================

6.       DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS

         [ ] All distributions automatically reinvested        [ ] All distributions in cash by check
         [ ] Income in cash, capital gains reinvested          [ ] All distributions in cash, sent to bank account of record
         [ ] Income reinvested, capital gains in cash              (must complete Section 11)

         Invest income/capital gains (circle one or both)

         From the ___________ Fund(s) into the __________ Fund (account is subject to the 1,000 minimum)

================================================================================

7.       TELEPHONE EXCHANGE PRIVILEGE AND/OR TELEPHONE REDEMPTION PRIVILEGE

         Unless indicated below, I authorize the Transfer Agent to accept instructions from any person to exchange or redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Enterprise Funds current Prospectus. I understand that the exchange privilege is only available for exchanges within the same class of shares.

         [ ] I DO NOT want the Telephone Exchange Privilege    [ ] I DO NOT want the Telephone Redemption Privilege

         Redemptions by telephone must be for an amount less than $50,000 and will be sent by check via U.S. Mail to the address of record, or sent to the bank of record, if Section 7 is completed with bank instructions. Redemptions of Class B and C shares may be subject to a contingent deferred sales charge, as set forth in the Enterprise Funds Prospectus.

         Neither the Fund nor the Transfer Agent will be liable for properly acting upon telephone instructions believed to be genuine. Should the Fund or its Transfer Agent fail to utilize reasonable procedures, it may be liable for any losses due to unauthorized or fraudulent instructions

================================================================================

8.       SIGNATURES

         The undersigned warrants that I (we) have full authority to make this application, am (are) of legal age and have received and read a current Prospectus and agree to its terms. I (we) certify that the information provided on this form is correct and complete. Unless indicated by the box below, the account owner is not subject to backup withholding.

         [ ] The undersigned is subject to backup withholding.

         NOTE: Do not check this box indicating that you are subject to backup withholding unless you have received such notice from the Internal Revenue Service.


         -----------------------------------------------------------------------
         Signature of Individual, Custodian or Trustee        Date


         -----------------------------------------------------------------------
         Signature of Joint Registrant, if any                Date

================================================================================

9.       TO BE COMPLETED BY BROKER OR DEALER

         Registered Representative Name _____________________ Representative Number _____________________

         Broker/Dealer Name _____________________________________________________________________________

         Branch Address _________________________________________________________________________________

         ____________________________________________________ Branch Telephone Number (   )______________

================================================================================

OPTIONAL FEATURES

10.      AUTOMATIC BANK DRAFT PLAN

         With this plan, Enterprise will transfer money by ACH from your bank account to your Enterprise Fund account(s) on a monthly basis. The automatic bank draft plan is subject to a $100 minimum initial investment and a $25 minimum subsequent investment per Fund.

         These investments should begin ____________ (month) ____________ (day)

         [ ] Invest $ _______________ into the ____________________ Fund

         [ ] Invest $ _______________ into the ____________________ Fund

         [ ] Invest $ _______________ into the ____________________ Fund

         [ ] Invest $ _______________ into the ____________________ Fund

================================================================================

11.      BANK ACCOUNT OF RECORD

         [ ] I DO NOT want the bank of the purchase check established as the bank of record. If bank of record is different, please attach VOIDED check.

         Bank Name _____________________________________________________________

         Bank Address __________________________________________________________

         City ____________________________ State ____________ Zip Code__________

         Bank ABA # ___________________ Bank Account # _________________________

         Account Name __________________________________________________________

================================================================================

12.      AUTOMATIC DOLLAR COST AVERAGING PLAN

         With this plan, Enterprise will transfer money directly from your Enterprise account into whichever Enterprise Funds you choose. This plan is subject to a $1,000 balance in the Fund that is to be debited. You may choose to have $50 or more transferred within the same class of shares to either an established Enterprise Fund, or you may open a new account subject to an initial minimum of $100.

         My ________ Fund account should be debited beginning ________ (month) __________ (day)

         [ ] Invest $ __________ into the __________ Fund

         [ ] Invest $ __________ into the __________ Fund

================================================================================

13. CHECKWRITING -- OPTIONAL ENTERPRISE CLASS A MONEY MARKET FUND ONLY (Subject to a $5,000 minimum investment and $500 minimum per check.)

         If you wish to have checkwriting privileges, complete and sign below.

         Account Name

         -----------------------------------------------------------------------
                  (must be the same as Shareholder Account Registration)

         Authorized Signature(s)

         -----------------------------------------------------------------------

         Check one:        [ ] All signatures required          [ ] Shareholder is a Trust, Corporation or other organization
                           [ ] One signature is required        [ ] Total number of signatures required

      In signing this signature card, the signator(s) signifies his/her agreement to be subject to the rules and regulations of State Street Bank and Trust Company pertaining thereto and as amended from time to time and subject to the conditions printed in the prospectus.

================================================================================

14.      SYSTEMATIC WITHDRAWAL PLAN

         This plan makes it easy for you to receive regular income from your investment, have checks deposited into your bank account, or have this income sent to a third party. Minimum account balance of $5,000 is required. For additional information, please see the Prospectus. I wish to open a systematic withdrawal account:

         [ ] In a new account established with this application
         [ ] In an existing account

         -----------------------------------------------------------------------
         Fund, account number and registration

         Please redeem sufficient shares on the 15(th) day of the month or the following business day ($100 minimum). Quarterly and annual withdrawals will be processed on the 15th day or the following business day of the month following the quarter or year end.

                  [ ] Monthly amount of $ ________________

                  [ ] Quarterly amount of $ ______________

                  [ ] Annual amount of $ _________________

             Check one:

                  [ ] Send checks to the address of registration.

                  [ ] Deposit checks into my bank account. (Section 11 of this application must be completed.)

                  [ ]Send checks to the following third party:

                  First Name                              Middle Initial                         Last Name
                  ------------------------------------------------------------------------------------------------------------

                  Street Address
                  ------------------------------------------------------------------------------------------------------------

                  City                                    State                                  Zip Code
                  ------------------------------------------------------------------------------------------------------------


                  ------------------------------------------------------------------------------------------------------------
                  Your Signature (as on account)

================================================================================

15.      SIGNATURES

         The undersigned warrants that I (we) have full authority to elect the above options for my (our) Enterprise Account. If this is a new account, this page must accompany a new account application. If this is an existing account, please list the account number below:

                  ------------------------------------------------------------------------------------------------
                  Enterprise Account Number and Registration

                  ------------------------------------------------------------------------------------------------
                  Signature of Individual, Custodian or Trustee                                    Date

                  ------------------------------------------------------------------------------------------------
                  Signature of Joint Registrant, if any                                            Date


         Note:

         If this checkwriting card (see reverse) is signed by more than one person, all checks will require only one of the signatures appearing exactly as above unless otherwise indicated. Each person guarantees the genuineness of the other's signature. Checks may not be for less than $500. Cancelled checks will be returned once monthly following the month in which they are cleared by the Agent.

         State Street Bank and Trust Company is hereby appointed agent (Agent) by the person(s) signing this card (the "Depositor(s)") and, as Agent, is authorized and directed to present checks drawn on this checking account to the Designated Fund ("Account") or its redemption agent and as requests to redeem shares of the Account registered in the name of the Depositor(s) in the amounts of such checks and to deposit the proceeds of such redemptions. The Agent shall be liable only for its own negligence.

         Depositor(s) hereby authorize the Account or its redemption agent to honor redemption requests presented in the above manner by the Agent. The Account and its redemption agent will not be liable for any loss, expense, cost or damage arising out of check redemption. Shares of the Account which were purchased by check within fifteen (15) calendar days will not be redeemed until the end of such time period. The Agent has the right not to honor checks in amounts exceeding the value of the Depositor(s) shareholder account at the time the check is presented for payment. If your account is subject to a contingent deferred sales charge, please see the Prospectus for additional terms and conditions.

         The Agent reserves the right to change, modify or terminate this checking account at any time upon notification mailed to the address of record of the Depositor(s).

                              FOR MORE INFORMATION



                       SHAREHOLDER SERVICES/TRANSFER AGENT

                     National Financial Data Services, Inc.
                                330 W. 9th Street
                              Kansas City, MO 64105
                            Telephone: 1-800-368-3527


                               INVESTMENT ADVISOR

                       Enterprise Capital Management, Inc.
                            Atlanta Financial Center
                            3343 Peachtree Road, N.E.
                                    Suite 450
                             Atlanta, GA 30326-1022
                            Telephone: 1-404-261-1116


                                   DISTRIBUTOR

                       Enterprise Fund Distributors, Inc.
                            Atlanta Financial Center
                            3343 Peachtree Road, N.E.
                                    Suite 450
                             Atlanta, GA 30326-1022
                            Telephone: 1-800-432-4320


                                    CUSTODIAN

                       State Street Bank and Trust Company
                                   Boston, MA


                             INDEPENDENT ACCOUNTANTS

                           PricewaterhouseCoopers LLP
                                Philadelphia, PA



                     MEMBER - INVESTMENT COMPANY INSTITUTE

                      THE FOLLOWING DOCUMENTS CONTAIN MORE
                       INFORMATION ABOUT THE FUNDS AND ARE
                     AVAILABLE FREE OF CHARGE UPON REQUEST:

Annual/Semi-annual Reports. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Fund's performance during the last fiscal year.

Statement of Additional Information (SAI). Contains additional information about the Funds' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Funds by contacting:

                       The Enterprise Group of Funds, Inc.
                            Atlanta Financial Center
                      3343 Peachtree Road, N.E., Suite 450
                             Atlanta, Georgia 30326
                                 1-800-432-4320

or by calling your broker or financial advisor. A copy of the prospectus is also available on the Funds' Web site at www.enterprisefunds.com

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. Information about the Funds is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009. You also may obtain additional information about the Funds by visiting The Enterprise Group of Funds, Inc.'s Web site (www.enterprisefunds.com) and 24-hour Shareholder information by calling 1-800-821-9540.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.
INVESTMENT COMPANY ACT
File No. 811-01582

                               [ENTERPRISE LOGO]
                                 1-800-432-4320
                             www.enterprisefunds.com

                      THE ENTERPRISE GROUP OF FUNDS, INC.
                                   PROSPECTUS

                                 CLASS Y SHARES

                                                 , 2000


                                  SECTOR FUNDS



                                 Internet Fund


                          International Internet Fund


                         Global Financial Services Fund


                            Global Health Care Fund



                            AGGRESSIVE GROWTH FUNDS



                           Small Company Growth Fund


                            Small Company Value Fund


                             Multi-Cap Growth Fund


                              Mid-Cap Growth Fund



                                  GROWTH FUNDS



                                  Growth Fund


                                  Equity Fund


                               Equity Income Fund


                             Growth and Income Fund


                           Capital Appreciation Fund


                                 Large-Cap Fund



                           INTERNATIONAL/GLOBAL FUNDS



                           International Growth Fund


                        Global Socially Responsive Fund


                         International Core Growth Fund


                            Emerging Countries Fund


                             Worldwide Growth Fund



                             DOMESTIC HYBRID FUNDS



                                 Balanced Fund


                                  Managed Fund



                                  INCOME FUNDS



                           Government Securities Fund


                             Tax-Exempt Income Fund


                              High-Yield Bond Fund


                          Convertible Securities Fund


                               MONEY MARKET FUND

                               Money Market Fund

     This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

     The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

                               TABLE OF CONTENTS


Introduction................................................    1
Internet Fund...............................................    2
International Internet Fund.................................    4
Global Financial Services Fund..............................    7
Global Health Care Fund.....................................   10
Small Company Growth Fund...................................   12
Small Company Value Fund....................................   14
Multi-Cap Growth Fund.......................................   16
Mid-Cap Growth Fund.........................................   18
Growth Fund.................................................   20
Equity Fund.................................................   22
Equity Income Fund..........................................   24
Growth and Income Fund......................................   26
Capital Appreciation Fund...................................   28
Large-Cap Fund..............................................   30
International Growth Fund...................................   32
Global Socially Responsive Fund.............................   34
International Core Growth Fund..............................   36
Emerging Countries Fund.....................................   38
Worldwide Growth Fund.......................................   40
Balanced Fund...............................................   42
Managed Fund................................................   44
Government Securities Fund..................................   46
Tax-Exempt Income Fund......................................   48
High-Yield Bond Fund........................................   50
Convertible Securities Fund.................................   52
Money Market Fund...........................................   54
Additional Information About the Funds' Investments and
  Risks.....................................................   56
Higher-Risk Securities and Practices........................   58
Shareholder Account Information.............................   60
  Class Y Shares............................................   60
  Dealer Compensation.......................................   60
  Purchasing, Redeeming and Exchanging Shares...............   61
Transaction and Account Policies............................   65
  Valuation of Shares.......................................   65
  Execution of Requests.....................................   65
  Telephone Transactions....................................   66
  Exchanges and Redemptions.................................   66
  Share Certificates........................................   66
  Small Accounts............................................   66
  Reports to Shareholders...................................   66
  Dividends, Distributions and Taxes........................   67
Fund Management.............................................   69
  The Investment Advisor....................................   69
  The Fund Managers.........................................   70
Financial Highlights........................................   74

                                  INTRODUCTION

     The Enterprise Group of Funds, Inc. is a mutual fund family that offers different classes of shares in separate investment portfolios or Funds. This prospectus relates to Class Y shares of the Funds. The Funds have individual objectives and strategies to offer investors a broad range of investment alternatives.

     Enterprise Capital Management, Inc. (the "Advisor") is the investment advisor to each Fund. The Advisor selects a Fund Manager for each Fund's portfolio on the basis of a number of criteria, including the Fund Manager's reputation, resources and performance results.

     Before investing in any mutual fund, you should consider the general risks involved. The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change due to economic and other events that affect securities markets generally, as well as those that affect particular companies, industry sectors or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets in which these securities trade. In addition, the investments made by a Fund may underperform the market generally or other mutual funds with a similar investment objective of that Fund. As with other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency. A Fund may not achieve its objective. A Fund's objective may not be changed without shareholder approval.

[Picture Description: Brass Telescope: located to the left of the section titled: "Enterprise Internet Fund."]

                            ENTERPRISE INTERNET FUND

                     FUND PROFILE

                     Investment Objective  Long-term capital appreciation

                     Principal Investments Equity securities, including common stocks, preferred stocks, warrants and other securities convertible into common stock of companies primarily engaged in Internet, intranet and other "high tech" related activities

                     Fund Manager  Fred Alger Management, Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income and who want to diversify their overall portfolio with a concentrated investment in companies engaged in Internet and intranet and other "high tech" related activities

                     Investment Strategies Under normal conditions, the Internet Fund will invest at least 65% of its assets in the equity securities of companies in the Internet, intranet and in e-commerce enterprises as well as those that develop services and products for the Internet and those that make significant use of the Internet for delivery of services and products. In choosing which companies' stock the Fund should purchase, the Fund Manager invests in those companies listed on a U.S. securities exchange or Nasdaq that are engaged in the research, design, development or manufacturing, or, to a significant extent, in the business of distributing products, processes or services for use with Internet or intranet related businesses. The Fund may also invest in other "high tech" companies. The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web (the "Web"), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within Web documents and to other Web documents. An intranet is the application of Web tools and concepts to a company's internal documents and databases. Other "high tech" companies may include firms in the computer, communications, video, electronic, office and factory automation and robotics sector.

Principal Risks As a result of investing primarily in U.S. common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. Moreover, because of large investments in mid-capitalization, small-capitalization and/or emerging growth companies, the Fund is riskier than large-capitalization funds since such companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies. In addition, the value of companies engaged in Internet, Intranet and other "high tech" related activities is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. Therefore, the stocks of companies involved in these sectors tend to be more volatile than stocks in other sectors. As a result, the value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

PERFORMANCE INFORMATION

Information about Fund performance is not provided due to the fact that the Fund does not have returns for a full calendar year.

FEES AND EXPENSES

The table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           1.00%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses(1).................................................           0.38%
                                                                             ----
Total Annual Fund Operating Expenses..............................           1.38%
                                                                             ----

---------------

(1) Based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $141     $437
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $141     $437

[Picture Description: Brass Telescope: located to the left of the section titled: "Enterprise International Internet Fund."]

                     ENTERPRISE INTERNATIONAL INTERNET FUND

                     FUND PROFILE

                     Investment Objective  Long-term capital appreciation

                     Principal Investments Equity securities, including common stocks, preferred stocks, warrants and other securities convertible into common stock, such as American Depository Receipts, of foreign companies primarily engaged in Internet, intranet and other "high-tech" related activities

                     Fund Manager  Fred Alger Management, Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income and who want to diversify their overall portfolio with a concentrated investment in a diversified portfolio of foreign companies engaged in Internet, intranet and other e-commerce enterprises as well as those that develop services and products for the Internet and those that make significant use of the Internet for delivery of services and products. The Fund may be appropriate for investors who are looking to invest over the long-term, who are able to ride out market swings, and who are looking to invest in a diversified foreign stock portfolio focused on a particular stock market segment. The Fund alone cannot provide a balanced investment program.

Investment Strategies The Fund pursues its goal by investing primarily in foreign companies engaged in Internet or intranet related businesses. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of foreign companies that are engaged in the research, design, development, and manufacturing of products, processes or services or engaged to a significant extent in the business of distributing such products, processes or services for use with the Internet or intranet related businesses and other "high tech" related industries. The Fund will invest in foreign equity securities and American Depository Receipts ("ADRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign shares. The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web (the "Web"), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within Web documents and to other Web documents. The intranet is the application of Web tools and concepts to a company's internal documents and databases. Other "high-tech" companies may include firms in the computer, communications, video, electronics, office and factory automation and robotics sectors.

There is no limit on the market capitalization of the companies in which the Fund may invest, or in the length of operating history for the companies. The Fund may invest without limit in initial public offerings ("IPOs"), although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance. The Fund may also purchase and sell options and forward currency exchange contracts.

The Fund Manager selects portfolio securities by evaluating a company's positioning or business model as well as its ability to grow and expand its activities via the Internet or achieve a greater competitive advantage in cost/profitability and brand image leveraging via the use of the Internet. The Fund Manager also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Fund Manager looks at the amount of capital a company currently expends on research and development. The Fund Manager believes that dollars invested in research and development today frequently have a significant bearing on future growth.

Principal Risks The Fund invests in common stocks of foreign companies. As a result, the Fund is subject to the risk that the stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile and less liquid than investments in U.S. markets because there is less public information available about foreign companies. Diplomatic, political or economic developments may cause foreign investments to lose money. A Fund that invests in foreign securities denominated in foreign currencies may also be subject to currency risk. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting or financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Additional restrictions may be imposed under emergency conditions. Because the Fund concentrates in a single industry sector, its performance is largely dependent on this sector's performance which may differ from that of the overall stock market. Both foreign and domestic Internet and "high-tech" companies are affected by government regulation or market intervention, which may limit their activities and affect their profitability. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries. Some Internet and "high-tech" companies are subject to severe market share and price competition. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects. Investments in initial public offerings may result in increased transactions costs and expenses, distributions and the realization of short-term capital gains. The Fund may suffer a loss from its use of options, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument.

PERFORMANCE INFORMATION

Information about Fund performance is not provided due to the fact that the Fund does not have returns for a full calendar year.

FEES AND EXPENSES

The table below describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2001, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           1.00%
Distribution and Service (12b-1) Fees.............................           0.00%
Other Expenses(1).................................................           0.54%
                                                                             ----
Total Annual Fund Operating Expenses..............................           1.54%
Less Expense Reimbursements.......................................          (0.09%)
                                                                             ----
Net Annual Fund Operating Expenses................................           1.45%
                                                                             ----

---------------

(1) Based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $148     $478
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $148     $478

[Picture Description: Brass Telescope: located to the left of the section titled: "Enterprise Global Financial Services Fund."]

                   ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

                     FUND PROFILE

                     Investment Objective  Capital appreciation

                     Principal Investments Common stocks of domestic and foreign financial services companies

                     Fund Manager  Sanford C. Bernstein & Co., Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; want investment in the global financial services sector; and are willing to accept the increased risk of international investing for the possibility of higher returns

                     Investment Strategies The Global Financial Services Fund invests primarily in the domestic and foreign financial services industry by normally investing in companies domiciled in the U.S. and in at least three other countries. The Fund considers a financial services company to be a firm that in its most recent fiscal year either (i) derived at least 50% of its revenues or earnings from financial services activities, or (ii) devoted at least 50% of its assets to such activities. Financial services companies provide financial services to consumers and businesses and include the following types of U.S. and foreign firms: commercial banks, thrift institutions and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; securities brokerage and investment advisory firms; financial technology companies; real estate financing firms; leasing firms; credit card companies; government sponsored financial enterprises; investment companies; insurance brokerages; and various firms in all segments of the insurance industry such as multi- line property and casualty, life insurance companies and insurance holding companies. The Fund Manager selects securities by combining fundamental and quantitative research to identify securities of financial services companies that are attractively priced relative to their expected returns. Its research analysts employ a long-term approach to forecasting the earnings and growth potential of companies and attempt to construct global portfolios that produce maximum returns at a given risk level.

Principal Risks The Fund invests in common stocks of domestic and foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for Americans investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging market securities may be even more susceptible to these risks. Because the Fund concentrates in a single industry sector, its performance is largely dependent on the sector's performance, which may differ from that of the overall stock market. Generally, the financial services industry is more sensitive to fluctuations in interest rates than the economy as a whole. Moreover, while rising interest rates will cause a decline in the value of any debt securities the Fund holds, falling interest rates or deteriorating economic conditions can adversely affect the performance of financial services companies' stock. Both foreign and domestic financial services companies are affected by government regulation or market intervention, which may limit their activities and affect their profitability. Some financial services companies, e.g., insurance companies, are subject to severe market share and price competition.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class Y shares for the past year.
[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance for 1999]

                   BEST QUARTER                                         WORST QUARTER
                      21.00%                                               -12.40%
                (DECEMBER 31, 1998)                                 (SEPTEMBER 30, 1999)

------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                       PAST ONE
DECEMBER 31, 1999)                                                     YEAR        RETURN SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------
Enterprise Global Financial Services Fund...............  Class Y    - 4.51%                 12.26%
S&P 500 Financial Services Index(2).....................              21.03%                 35.88%

---------------

(1) Inception for Class Y shares is October 1, 1998.
(2) The S&P 500 Financial Services Index is an unmanaged capitalization weighted index compromised of all stocks designed to measure the performance of the financial sector of the S&P 500. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Funds' expenses through May 1, 2001, to the expense ratio set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)    CLASS Y
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.85%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses(1).................................................           1.72%
                                                                             ----
Total Annual Operating Expenses...................................           2.57%
Less Expense Reimbursement........................................          (1.27%)
                                                                             ----
Net Annual Fund Operating Expenses................................           1.30%
                                                                             ----


---------------

(1) Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $132     $678     $1,251     $2,810
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $132     $678     $1,251     $2,810

[Picture Description: Brass Telescope: located to the left of the section titled: "Enterprise Global Health Care Fund."]

                       ENTERPRISE GLOBAL HEALTH CARE FUND


                     FUND PROFILE



                     Investment Objective  Long-term capital appreciation



                     Principal Investments Equity securities of domestic and foreign companies in the health care sector



                     Fund Manager  Nicholas-Applegate Capital Management



                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; want investment in the global health care sector; and are willing to accept the increased risk of international investing for the possibility of higher returns



                     Investment Strategies The Global Health Care Fund normally invests at least 75% of its assets in health care sector equity securities. Normally, the Fund will invest the remainder of its assets in equity securities of other companies it believes will benefit from developments in the health care sector. The Fund considers the health care sector to include any company that designs, manufactures or sells products or services used for or in connection with health care or medicine, so long as the company derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the health care sector. As an example, these companies can include pharmaceutical companies, biotechnology research firms, medical product sales companies and health care facility operators. The Fund normally will invest at least 65% of its assets in the equity securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of companies in the United States. The Fund Manager expects a high portfolio turnover rate of 300% or more. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.



Principal Risks The Fund invests primarily in equity securities of domestic and foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging markets securities may be even more susceptible to these risks. Because the Fund concentrates in a single sector, its performance is largely dependent on the sector's performance, which may differ from that of the overall stock market. Generally, the health care industry is vulnerable to factors affecting the health care industry in particular, such as changes in government regulation and scientific and technological advances. The Fund is non-diversified and may invest more its assets in the securities of a single issuer. This increases the Fund's risk because developments affecting an individual issuer have a greater impact on the Fund's performance.



PERFORMANCE INFORMATION



Information about Fund performance is not provided because this is a new Fund.

FEES AND EXPENSES



This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.



SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           1.00%
Distribution and Service (12b-1) Fees.............................           1.00%
Other Expenses(1).................................................           0.24%
                                                                             ----
Total Annual Fund Operating Expenses..............................           2.24%
                                                                             ----


---------------


(1) Based on estimated amounts for current fiscal year.



EXAMPLE



This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $126    $  393
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $126    $  393

[Picture Description: Ticker: Old fashioned ticker tape: located to the left of the section titled: "Enterprise Small Company Growth Fund."]

                      ENTERPRISE SMALL COMPANY GROWTH FUND

                     FUND PROFILE

                     Investment Objective  Capital appreciation

                     Principal Investments U.S. common stocks of small capitalization companies

                     Fund Manager  William D. Witter, Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; are willing to accept the increased risk of investing in small company stocks for the possibility of higher returns; and want to diversify their portfolio to include small company stocks

                     Investment Strategies The Small Company Growth Fund invests primarily in common stocks of small capitalization companies with above-average growth characteristics that are reasonably valued. The Fund Manager uses a disciplined approach in evaluating growth companies. It relates the expected growth rate in earnings to the price-earnings ratio of the stock. Generally, the Fund Manager will not buy a stock if its price-earnings ratio exceeds its growth rate. By using this valuation parameter, the Fund Manager believes it moderates some of the inherent volatility in the small capitalization sector of the market. Securities will be sold when the Fund Manager believes the stock price exceeds the valuation criteria, or when the stock appreciates to a point where it is substantially overweighted in the portfolio, or when the company no longer meets expectations. The Fund Manager's goal is to hold a stock for a minimum of one year but this may not always be feasible and there may be times when short-term gains or losses will be realized.

Principal Risks The Fund invests primarily in common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, the Fund invests primarily in small-sized companies which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class Y shares from year to year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance from 1992-1999]

                   BEST QUARTER                                         WORST QUARTER
                      31.04%                                               -24.36%
                (DECEMBER 31, 1999)                                 (SEPTEMBER 30, 1998)

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                            PAST ONE    PAST FIVE
DECEMBER 31, 1999)                                          YEAR        YEARS        RETURN SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------------------------
Enterprise Small Company Growth Fund.........  Class Y     48.82%       22.94%                 21.91%
Russell 2000(2)..............................              21.26%       16.69%                 14.59%

---------------

(1) Inception date for Class Y shares is May 31, 1991.
(2) The Russell 2000 is an unmanaged index of the stocks of 2000 small and mid-cap companies. It assumes the reinvestment of dividends and capital gains and excludes management fees and expenses. One cannot invest in an index

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2001, to the expense ratio set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           1.00%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses....................................................           0.84%
                                                                             ----
Total Annual Fund Operating Expenses..............................           1.84%
Less Expense Reimbursement........................................          (0.44%)
                                                                             ----
Net Annual Fund Operating Expenses................................           1.40%
                                                                             ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $143     $536     $  955     $2,123
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $143     $536     $  955     $2,123

[Picture Description: Ticker: Old fashioned ticker tape: located to the left of the section titled: "Enterprise Small Company Value Fund."]

                      ENTERPRISE SMALL COMPANY VALUE FUND

                     FUND PROFILE

                     Investment Objective  Maximum capital appreciation

                     Principal Investments U.S. common stocks of small capitalization companies

                     Fund Manager Gabelli Asset Management Company (GAMCO Investors, Inc.)

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; are willing to accept the increased risk of investing in small company stocks for the possibility of higher returns; and want to diversify their portfolio to include small company stocks

                     Investment Strategies The Small Company Value Fund invests primarily in common stocks of small capitalization companies that the Fund Manager believes are undervalued -- that is, the stock's market price does not fully reflect the company's value. The Fund Manager uses a proprietary research technique to determine which stocks have a market price that is less than the "private market value" or what a private investor would pay for the company. The Fund Manager then determines whether there is an emerging valuation catalyst that will focus investor attention on the underlying assets of the company and increase the market price. Smaller companies may be subject to a valuation catalyst such as increased investor attention, takeover efforts or a change in management.

Principal Risks The Fund invests primarily in common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, the Fund invests primarily in small-sized companies which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class Y shares from year to year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance from 1996-1999]

                   BEST QUARTER                                         WORST QUARTER
                      19.21%                                               -16.95%
                  (JUNE 30, 1997)                                   (SEPTEMBER 30, 1998)


------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                       PAST ONE
DECEMBER 31, 1999)                                                     YEAR        RETURN SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------
Enterprise Small Company Value Fund.....................  Class Y     16.60%                 17.64%
Russell 2000(2).........................................              21.26%                 16.16%

---------------

(1) Inception date for Class Y shares is May 31, 1995.
(2) The Russell 2000 is an unmanaged index of the stocks of 2000 small and mid-cap companies. It assumes the reinvestment of dividends and capital gains and excludes management fees and expenses. One cannot invest in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.75%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses....................................................           0.43%
                                                                             ----
Total Annual Operating Expenses...................................           1.18%
                                                                             ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $120     $375      $649      $1,432
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $120     $375      $649      $1,432

[Picture Description: Ticker: Old fashioned ticker tape: located to the left of the section titled: "Enterprise Multi-Cap Growth Fund."]

                        ENTERPRISE MULTI-CAP GROWTH FUND

                     FUND PROFILE

                     Investment Objective  Long-term capital appreciation

                     Principal Investments Equity securities, such as common or preferred stocks, that are listed on U.S. exchanges or traded in the over-the-counter market

                     Fund Manager  Fred Alger Management, Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; are willing to accept the increased risk of investing in small and medium company stocks for the possibility of higher returns; and want to diversify their portfolio to include small, medium and large company stocks

                     Investment Strategies The Multi-Cap Growth Fund invests primarily in growth stocks. The Fund Manager believes that these companies tend to fall into one of two categories:
                     High Unit Volume Growth and Positive Life Cycle Change. High Unit Volume Growth companies are those vital, creative companies that offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line. Positive Life Cycle Change companies are those companies experiencing a major change that is expected to produce advantageous results. These changes may be as varied as new management; products or technologies; restructuring or reorganization; or merger and acquisition.

Principal Risks As a result of investing primarily in U.S. common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. Moreover, because the Fund can invest in mid-capitalization, small-capitalization and/or emerging growth companies, it is riskier than large-capitalization funds since such companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies.

PERFORMANCE INFORMATION

Information about Fund performance is not provided due to the fact that the Fund does not have returns for a full calendar year.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................         None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................         None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................            1.00%
Distribution and Service (12b-1) Fees.............................            None
Other Expenses(1).................................................            0.39%
                                                                            ------
Total Annual Fund Operating Expenses..............................            1.39%
                                                                            ------

---------------

(1) Based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $142    $  440
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $142    $  440

[Picture Description: Ticker: Old fashioned ticker tape: located to the left of the section titled: "Enterprise Mid-Cap Growth Fund."]

                         ENTERPRISE MID-CAP GROWTH FUND



                     FUND PROFILE



                     Investment Objective  Long-term capital appreciation



                     Principal Investments Equity securities of U.S. companies that have mid-size market capitalizations



                     Fund Manager  Nicholas-Applegate Capital Management



                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; are willing to accept the increased risk of investing in medium size company stocks for the possibility of higher returns; and want to diversify their portfolios to include medium company stocks



                     Investment Strategies The Mid-Cap Growth Fund primarily invests in companies with mid-sized market capitalizations. Generally, mid-sized companies are those with market capitalizations corresponding to the middle 90% of the Russell Mid-Cap Growth Index, as measured at the time of purchase by the Fund.



The Fund Manager focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies. This means that the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.



The Fund may lend portfolio securities equaling up to 30% of its total assets on a short-term or long-term basis. The Fund Manager expects a high portfolio turnover rate of 200% or more.



Principal Risks The Fund invests in equity securities of U.S. companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, because the Fund invests in mid-capitalization companies, it is riskier than large-capitalization funds since such companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies.



PERFORMANCE INFORMATION



Information about Fund performance is not provided because this is a new Fund.



FEES AND EXPENSES



This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.75%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses(1).................................................           0.23%
                                                                             ----
Total Annual Fund Operating Expenses..............................           0.98%
                                                                             ----


---------------


(1) Based on estimated amounts for current fiscal year.



EXAMPLE



This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $100    $  312
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $100    $  312

[Picture Description: columns of various heights: located to the left of the section titled: "Enterprise Growth Fund."]

                             ENTERPRISE GROWTH FUND

                     FUND PROFILE

                     Investment Objective  Capital appreciation

                     Principal Investments U.S. common stocks of large capitalization companies

                     Fund Manager  Montag & Caldwell, Inc.

                     Who May Want To Invest Investors who want the value of their investment to grow but do not need to receive income on their investment

                     Investment Strategies The Growth Fund invests primarily in U.S. common stocks. The "Growth at a Reasonable Price" strategy employed by the Fund combines growth and value style investing. This means that the Fund invests in the stocks of companies with long-term earnings potential but which are currently selling at a discount to their estimated long term value. The Fund's equity selection process is generally lower risk than a typical growth stock approach. Valuation is the key selection criterion which makes the investment style risk averse. Also emphasized are growth characteristics to identify companies whose shares are attractively priced and may experience strong earnings growth relative to other companies.

Principal Risks As a result of investing primarily in U.S. common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class Y shares from year to year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance from 1997-1999]

                   BEST QUARTER                                         WORST QUARTER
                      27.52%                                               -13.92%
                (DECEMBER 31, 1998)                                 (SEPTEMBER 30, 1998)

------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                       PAST ONE
DECEMBER 31, 1999)                                                     YEAR        RETURN SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------
Enterprise Growth Fund..................................  Class Y     22.52%                 31.87%
S&P 500(2)..............................................              21.03%                 29.62%

---------------

(1) Inception date for Class Y shares is August 31, 1996.
(2) This unmanaged broad-based index includes 500 companies that tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.75%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses....................................................           0.20%
                                                                             ----
Total Annual Fund Operating Expenses..............................           0.95%
                                                                             ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $ 97     $303      $525      $1,166
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $ 97     $303      $525      $1,166

[Picture Description: columns of various heights: located to the left of the section titled: "Enterprise Equity Fund."]

                             ENTERPRISE EQUITY FUND

                     FUND PROFILE

                     Investment Objective  Long-term capital appreciation

                     Principal Investments  U.S. common stocks

                     Fund Manager  TCW Investment Management Company

                     Who May Want To Invest Investors who want the value of their investment to grow but do not need to receive income on their investment

                     Investment Strategies The Equity Fund invests primarily in U.S. common stocks of companies that meet the Fund Manager's criteria of high return on investment capital, strong positions within their industries, sound financial fundamentals and management committed to shareholder interests. The Fund Manager selects companies with one or more of the following characteristics: superior business practices that will benefit from long-term trends, superior growth, profitability and leading market share versus others in their industry, strong enduring business models, valuable consumer or commercial franchises, high return on capital, favorable price to intrinsic value and under-valued assets.

Principal Risks The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class Y shares for the past year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance for 1999]

                   BEST QUARTER                                         WORST QUARTER
                      19.37%                                               -10.56%
                (DECEMBER 31, 1999)                                 (SEPTEMBER 30, 1999)

------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                       PAST ONE
DECEMBER 31, 1999)                                                     YEAR        RETURN SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------
Enterprise Equity Fund..................................  Class Y     17.89%                 18.28%
S&P 500(2)..............................................              21.03%                 29.96%

---------------

(1) Inception for Class Y shares is October 31, 1998.
(2) This unmanaged broad-based index includes 500 companies that tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2001, to the expense ratio set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................         None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................         None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................            0.75%
Distribution and Service (12b-1) Fees.............................            None
Other Expenses....................................................            1.40%
                                                                             -----
Total Annual Operating Expenses...................................            2.15%
Less Expense Reimbursement........................................           (1.00%)
                                                                             -----
Net Annual Fund Operating Expenses................................            1.15%
                                                                             -----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $117     $577     $1,063     $2,404
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $117     $577     $1,063     $2,404

[Picture Description: columns of various heights: located to the left of the section titled: "Enterprise Equity Income Fund."]

                         ENTERPRISE EQUITY INCOME FUND

                     FUND PROFILE

                     Investment Objective A combination of growth and income to achieve an above-average and consistent total return

                     Principal Investments  Dividend-paying U.S. common stocks

                     Fund Manager  1740 Advisers, Inc.

                     Who May Want To Invest Investors who want the value of their investment to grow with the potential of receiving dividend income

                     Investment Strategies The Equity Income Fund invests primarily in dividend-paying U.S. common stocks. The goal is capital appreciation combined with a high level of current income. Dividend yield relative to the S&P 500 average is used as a discipline and measure of value in selecting stocks for the Fund. To qualify for a purchase, a stock's yield must be greater than the S&P 500's average dividend yield. The stock must be sold within two quarters after its dividend yield falls below that of the S&P average. The effect of this discipline is that a stock will be sold if increases in its annual dividends do not keep pace with increases in its market price.

Principal Risks The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class Y shares for the past year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance for 1999]

                   BEST QUARTER                                         WORST QUARTER
                      12.35%                                               -8.83%
                (DECEMBER 31, 1998)                                 (SEPTEMBER 30, 1998)

------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                       PAST ONE
DECEMBER 31, 1999)                                                     YEAR        RETURN SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------
Enterprise Equity Income Fund...........................  Class Y      7.69%                  9.61%
S&P 500/Barra Value Index(2)............................              12.72%                 15.09%

---------------

(1) Inception date for Class Y shares is January 31, 1998.
(2) This unmanaged broad-based index is comprised of S&P companies sorted with low price to book ratios. It includes reinvested dividends.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2001, to the expense ratio set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.75%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses....................................................           0.32%
                                                                             ----
Total Annual Operating Expenses...................................           1.07%
Less Expense Reimbursement........................................          (0.02%)
                                                                             ----
Net Annual Fund Operating Expenses................................           1.05%
                                                                             ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $107     $338      $588      $1,304
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $107     $338      $588      $1,304

[Picture Description: columns of various heights: located to the left of the section titled: "Enterprise Growth and Income Fund."]

                       ENTERPRISE GROWTH AND INCOME FUND

                     FUND PROFILE

                     Investment Objective Total return through capital appreciation with income as a secondary consideration

                     Principal Investments Broadly diversified group of U.S. common stocks of large capitalization companies

                     Fund Manager  Retirement System Investors Inc.

                     Who May Want To Invest Investors who want the value of their investment to grow with the potential of receiving dividend income

                     Investment Strategies The Growth and Income Fund invests primarily in U.S. common stocks of large capitalization companies. The Fund selects stocks that it believes will appreciate in value, seeking to take advantage of temporary stock price inefficiencies, which may be caused by market participants focusing heavily on short-term developments.
In selecting stocks for the Fund, the Fund Manager employs a "value-oriented" strategy. This means that the Fund Manager attempts to identify stocks of companies that have greater value than is recognized by the market generally. The Fund Manager considers a number of factors, such as sales, growth and profitability prospects for the economic sector and markets in which the company operates and sells its products and services, the company's stock market price, earnings level and projected earnings growth rate. The Fund Manager also considers current and projected dividend yields. The Fund Manager compares this information to that of other companies in determining relative value and dividend potential.

Principal Risks The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class Y shares from year to year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance from 1992-1999]

                   BEST QUARTER                                         WORST QUARTER
                      19.50%                                               -12.40%
                (DECEMBER 31, 1998)                                 (SEPTEMBER 30, 1998)

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                            PAST ONE    PAST FIVE
DECEMBER 31, 1999)                                          YEAR        YEARS        RETURN SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------------------------
Enterprise Growth and Income Fund............  Class Y     33.59%       27.61%                 20.42%
S&P 500(2)...................................              21.03%       28.55%                 19.41%

---------------

(1) Inception for Class Y shares is May 31, 1991.
(2) This unmanaged broad-based index includes 500 companies that tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Adviser has contractually agreed to limit the Fund's expenses through May 1, 2001, to the expense ratio set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................         None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................         None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................            0.75%
Distribution and Service (12b-1) Fees.............................            None
Other Expenses....................................................            0.43%
                                                                             -----
Total Annual Operating Expenses...................................            1.18%
Less Expense Reimbursement........................................           (0.13%)
                                                                             -----
Net Annual Fund Operating Expenses................................            1.05%
                                                                             -----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $107     $362      $636      $1,420
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $107     $362      $636      $1,420

[Picture Description: Columns of various heights: located to the left of the section titled: "Enterprise Capital Appreciation Fund."]

                      ENTERPRISE CAPITAL APPRECIATION FUND

                     FUND PROFILE

                     Investment Objective  Maximum capital appreciation

                     Principal Investments U.S. common stocks of companies that demonstrate strong future earnings growth potential, product leadership and consistently strong financial characteristics

                     Fund Manager  Marsico Capital Management, LLC

                     Who May Want To Invest Investors who want the value of their investment to grow but do not need to receive income on their investment and are willing to accept the increased risk associated with more aggressive investment strategies

                     Investment Strategies The Capital Appreciation Fund's investment strategy blends top-down economic and industry analysis with bottom-up stock selection. The Fund Manager's investment approach emphasizes large capitalization U.S.
companies that are believed to have the ability to produce above-average earnings growth. The investment process begins by establishing an overall macroeconomic outlook which in turn forms the strategic backdrop for actual portfolio construction. Various economic, social and political factors are considered, including global trends (e.g., productivity enhancements), interest rates, inflation, central bank policies, the regulatory environment, and the overall competitive landscape. This analysis also seeks to uncover specific industries and companies that are expected to benefit from the macroeconomic environment. The potential for maximum capital appreciation is the basis for investment decisions; any income is incidental.

Stock selection stresses rigorous hands-on fundamental internal research. The primary focus is to identify companies with market expertise/dominance, durable franchises, improving fundamentals (e.g., margins, Return on Equity, Return on Assets), strong balance sheets, global distribution capabilities and experienced management teams. Valuation is also an important consideration in selecting stocks. Stocks are sold for three primary reasons: overvaluation relative to expected earnings growth potential, other companies become more desirable or a permanent change in industry/company fundamentals that no longer supports the reason the stock was purchased.

Principal Risks The Fund's investment universe consists of large, medium and small capitalization common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, small- to mid-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have somewhat limited product lines, markets and financial resources, and may depend upon a relatively small- to medium-sized management group.

PERFORMANCE INFORMATION

The bar chart and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class Y shares for the past year.
[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance for 1999]

                   BEST QUARTER                                         WORST QUARTER
                      34.70%                                               -12.62%
                (DECEMBER 31, 1999)                                 (SEPTEMBER 30, 1998)

------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                       PAST ONE
DECEMBER 31, 1999)                                                     YEAR        RETURN SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------
Enterprise Capital Appreciation Fund....................  Class Y     40.04%                 36.94%
S&P 500/Barra Growth Index(2)...........................              28.24%                 33.79%

---------------

(1) Inception date for Class Y shares is May 31, 1998.
(2) This unmanaged broad-based index is comprised of U.S. common stocks in the S&P 500 with high price to book ratios. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN A FUND)    CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price)..............................       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)...............................................       None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.75%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses....................................................           0.32%
                                                                             ----
Total Annual Fund Operating Expenses..............................           1.07%
                                                                             ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $109     $340      $590      $1,306
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $109     $340      $590      $1,306

[Picture Description: columns of various heights: located to the left of the section titled: "Enterprise Large-Cap Fund."]

                           ENTERPRISE LARGE-CAP FUND


                     FUND PROFILE



                     Investment Objective  Long-term capital appreciation



                     Principal Investments Equity securities of U.S. companies that have large capitalizations



                     Fund Manager  Nicholas-Applegate Capital Management



                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; are willing to accept the increased risk of investing in large capitalization company stocks for the possibility of higher returns; and want to diversify their portfolios to include large company stocks



                     Investment Strategies The Large-Cap Fund primarily invests in companies with large market capitalizations. Generally, large-sized companies are those with market capitalizations corresponding to the upper 90% of the Russell 1000 Growth Index, as measured at the time of purchase by the Fund.



The Fund Manager focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies. This means that the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.



The Fund Manager expects a high portfolio turnover rate of 200% or more. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.



Principal Risks The Fund invests in equity securities of U.S. companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, because the Fund invests in companies that the Fund Manager believes have the potential for rapid growth, the Fund might have a higher risk of price volatility than a fund that emphasizes other styles. The price volatility of the Fund could, however, be lower than funds of other styles because large-cap equities sometimes have more stable prices than equities of smaller companies.



PERFORMANCE INFORMATION



Information about Fund performance is not provided because this is a new Fund.



FEES AND EXPENSES



This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
---------------------------------------------------------------------------------
Investment Advisory Fees..........................................         0.75%
Distribution and Service (12b-1) Fees.............................         None
Other Expenses(1).................................................         0.23%
                                                                           ----
Total Annual Fund Operating Expenses..............................         0.98%
                                                                           ----


---------------


(1) Based on estimated amounts for current fiscal year.



EXAMPLE



This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $100    $  312
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $100    $  312

[Picture Description: Globe: located to the left of the section titled:
"Enterprise International Growth Fund."]


                      ENTERPRISE INTERNATIONAL GROWTH FUND

                     FUND PROFILE

                     Investment Objective  Capital appreciation

                     Principal Investments  Non-U.S. equity securities

                     Fund Manager  Vontobel USA Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income and who are willing to accept the increased risk of international investing for the possibility of higher returns

                     Investment Strategies The International Growth Fund invests primarily in non-U.S. equity securities that the Fund Manager believes are undervalued. The Fund Manager uses an approach that involves bottom-up stock selection. The Fund Manager looks for companies that are good predictable businesses selling at attractive prices relative to an estimate of intrinsic value. The Fund Manager diversifies investments among European, Australian and Far East ("EAFE") markets.

Principal Risks The Fund invests primarily in common stocks of foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging market securities may be even more susceptible to these risks.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class Y shares from year to year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance from 1996-1999]

                   BEST QUARTER                                         WORST QUARTER
                      31.27%                                               -13.79%
                (DECEMBER 31, 1999)                                 (SEPTEMBER 30, 1998)

------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                       PAST ONE
DECEMBER 31, 1999)                                                     YEAR        RETURN SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------
Enterprise International Growth Fund..................    Class Y     40.39%                 18.05%
MSCI EAFE Index(2)....................................                26.96%                 12.42%

---------------

(1) Inception date for Class Y shares is July 31, 1995.
(2) The Morgan Stanley Capital International Europe, Australia and the Far East Index (MSCI EAFE) is an unmanaged index composed of the stocks of approximately 1,032 companies traded on 20 stock exchanges from around the world, excluding the USA, Canada, and Latin America. It assumes the reinvestment of dividends and capital gains and excludes management fees and expenses. One cannot invest in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.85%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses....................................................           0.63%
                                                                             ----
Total Annual Operating Expenses...................................           1.48%
                                                                             ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $151     $468      $808      $1,768
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $151     $468      $808      $1,768

[Picture Description: Globe: located to the left of the section titled:
"Enterprise Global Socially Responsive Fund."]

                   ENTERPRISE GLOBAL SOCIALLY RESPONSIVE FUND

                     FUND PROFILE

                     Investment Objective  Total return

                     Principal Investments Equity securities of companies located in countries that are included in the MSCI World Index that meet the Fund's social and investment criteria

                     Fund Manager  Rockefeller & Co., Inc.

                     Who May Want To Invest Investors who want to make socially responsible investments and want the value of their investment to grow

                     Investment Strategies The Global Socially Responsive Fund invests primarily in equity securities of companies that the Fund Manager believes are socially responsible and which are located in countries that are included in the MSCI World Index, including the U.S., Canada and Australia, and certain developed markets located in Europe and the Far East. The term "responsive" is used to distinguish between absolute and relative standards of corporate social responsibility. The Fund Manager believes that no company is perfect on any of the relevant social criteria, but looks for companies that demonstrate a commitment to progress. To find companies that are socially responsive, the Fund Manager actively looks for companies that are demonstrating leadership in one or more of the following areas: human rights, public health, governance, products, services and marketing, workplace environment, environmental stewardship and community. These companies also may show a commitment to improving the quality of communication to shareholders and stakeholders and to developing solution-oriented policies and practices. Like other socially responsible investment vehicles, the Fund does not invest in industries such as tobacco and gambling, weapons or nuclear power, or invest in companies that are known to violate human rights. The Fund Manager believes that good corporate citizenship has the potential to create good investment opportunities; wherever possible, the Fund seeks to invest in companies that the Fund Manager believes derive a competitive advantage from the socially responsive products, policies and practices developed by such companies. The Fund Manager seeks companies that combine these social criteria with an investment management criteria of potentially high return on investment capital, strong quality of management, sound financial resources and good overall business prospects. In selecting equity securities, the Fund Manager uses its own valuation models to determine fair value and looks for securities that are selling at discounts to their fair value, independent of region or style bias. The Fund seeks to own growth and/or value stocks depending on their relative attractiveness.

Principal Risks The Fund invests primarily in common stocks located in countries that are included in the MSCI World Index. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. competitors. In addition, information regarding foreign companies may not be as readily available as U.S. companies. Therefore, it may be difficult to determine whether foreign companies meet the same social criteria as U.S. companies. The Fund may be restricted by its focus on socially responsive investing and therefore, the investments that the Fund Manager selects may under perform other investments or the stock markets generally.

PERFORMANCE INFORMATION

Information about Fund performance is not provided due to the fact that the Fund does not have returns for a full calendar year.

FEES AND EXPENSES

The table below describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2001, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.90%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses(1).................................................           0.92%
                                                                             ----
Total Annual Fund Operating Expenses..............................           1.82%
Less Expense Reimbursements.......................................          (0.52%)
                                                                             ----
Net Annual Fund Operating Expenses................................           1.30%
                                                                             ----

---------------

(1) Based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $132     $522
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $132     $522

[Picture Description: Globe: located to the left of the section titled:
"Enterprise International Core Growth Fund."]


                   ENTERPRISE INTERNATIONAL CORE GROWTH FUND



                     FUND PROFILE



                     Investment Objective  Long-term capital appreciation



                     Principal Investments  Foreign equity securities



                     Fund Manager  Nicholas-Applegate Capital Management



                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income and who are willing to accept the increased risk of global investing for the possibility of higher returns


                     Investment Strategies The International Core Growth Fund invests primarily in equity securities of large capitalization foreign companies. The Fund Manager considers a company to be a large capitalization company if its market capitalization is in the top 75% of publicly traded companies as measured by stock market capitalizations in over 50 countries. The Fund seeks out large capitalization growth companies that are managing change advantageously and poised to exceed growth expectations. In addition, the Fund Manager focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. This means that the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Fund Manager will allocate Fund assets among securities of companies in countries that it expects to provide the best opportunities for meeting the Fund's investment objective.



The Fund Manager expects a high portfolio turnover rate of 200% or more. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.



Principal Risks Because the Fund invests primarily in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging market securities may be even more susceptible to these risks. In addition, because the Fund invests in companies that the Fund Manager believes have the potential for rapid growth, the Fund might have a higher risk of price volatility than a fund that emphasizes other styles. The price volatility of the Fund could, however, be lower than funds of other styles because large capitalization equities sometimes have more stable prices than equities of smaller companies.



PERFORMANCE INFORMATION



Information about Fund performance is not provided because this is a new Fund.

FEES AND EXPENSES



This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.



SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           1.00%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses(1).................................................           0.45%
                                                                             ----
Total Annual Fund Operating Expenses..............................           1.45%
                                                                             ----


---------------


(1) Based on estimated amounts for current fiscal year.



EXAMPLE



This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $148    $  459
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $148    $  459

[Picture Description: Globe: located to the left of the section titled:
"Enterprise Emerging Countries Fund."]


                       ENTERPRISE EMERGING COUNTRIES FUND



                     FUND PROFILE



                     Investment Objective  Long-term capital appreciation



                     Principal Investments  Non-U.S. equity securities



                     Fund Manager  Nicholas-Applegate Capital Management



                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income and who are willing to accept the increased risk of international investing for the possibility of higher returns


                     Investment Strategies The Emerging Countries Fund invests primarily in equity securities of foreign companies located in at least three countries with emerging securities markets. The Fund Manager considers a market to be emerging if, in the opinion of the Fund Manager, it is less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation. These are markets that have yet to reach a level of maturity associated with developed foreign stock markets, especially in terms of participation by investors. The Fund Manager currently selects portfolio securities from an investment universe of approximately 6,000 foreign companies in over 35 emerging markets.



The Fund seeks out growth companies that are in the early stages of development and that it believes are undergoing a basic change in operations. In selecting companies, the Fund Manager focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. This means that the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Fund Manager will allocate Fund assets among securities of companies in countries that it expects to provide the best opportunities for meeting the Fund's investment objective.



The Fund Manager expects a high portfolio turnover rate of 200% or more. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.



Principal Risks Because the Fund invests primarily in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging market securities may be even more susceptible to these risks and are generally riskier than other types of foreign investments.



PERFORMANCE INFORMATION



Information about Fund performance is not provided because this is a new Fund.

FEES AND EXPENSES



This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.



SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           1.25%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses(1).................................................           0.47%
                                                                             ----
Total Annual Fund Operating Expenses..............................           1.72%
                                                                             ----


---------------


(1) Based on estimated amounts for current fiscal year.



EXAMPLE



This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $175    $  542
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $175    $  542

[Picture Description: Globe: located to the left of the section titled:
"Enterprise Worldwide Growth Fund."]


                        ENTERPRISE WORLDWIDE GROWTH FUND



                     FUND PROFILE



                     Investment Objective  Long-term capital appreciation



                     Principal Investments Foreign and domestic equity securities



                     Fund Manager  Nicholas-Applegate Capital Management



                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income and who are willing to accept the increased risk of global investing for the possibility of higher returns


                     Investment Strategies The Worldwide Growth Fund invests primarily in equity securities of foreign and domestic companies, and normally it will invest at least 65% of its total assets in securities of companies that are located in at least three different countries, including countries with emerging securities markets. The Fund Manager focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. This means that the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Fund Manager will allocate Fund assets among securities of companies in countries that it expects to provide the best opportunities for meeting the Fund's investment objective.



The Fund Manager expects a high portfolio turnover rate of 200% or more. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.



Principal Risks Because the Fund invests primarily in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging market securities may be even more susceptible to these risks.



PERFORMANCE INFORMATION



Information about Fund performance is not provided because this is a new Fund.



FEES AND EXPENSES



This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
---------------------------------------------------------------------------------
Investment Advisory Fees..........................................         1.00%
Distribution and Service (12b-1) Fees.............................         None
Other Expenses(1).................................................         0.27%
                                                                           ----
Total Annual Fund Operating Expenses..............................         1.27%
                                                                           ----


---------------


(1) Based on estimated amounts for current fiscal year.



EXAMPLE



This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $129    $  403
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $129    $  403

[Picture Description: Three Stones lying in a small brook: located to the left of the section titled: "Enterprise Balanced Fund."]

                            ENTERPRISE BALANCED FUND

                     FUND PROFILE

                     Investment Objective  Long-term total return

                     Principal Investments A combination of equity, fixed income and short-term securities

                     Fund Manager  Montag & Caldwell, Inc.

                     Who may want to Invest Investors who want the value of their investment to grow and also want to receive income on their investment

                     Investment Strategies Generally, between 55% and 75% of the Balanced Fund's total assets will be invested in equity securities, and at least 25% of the Balanced Fund's total assets will be invested in fixed income securities. The portfolio allocation will vary based upon the Fund Manager's assessment of the return potential of each asset class. For equity investments, the Fund Manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that have a strong history of earnings growth; attractive prices relative to the company's potential for above average growth; long-term earnings and revenue growth; strong balance sheets; a sustainable competitive advantage; positions as (or the potential to become) industry leaders; and the potential to outperform the market during downturns. When selecting fixed income securities, the Fund Manager will seek to maintain the Fund's weighted average duration within 20% of the duration of the Lehman Brothers Government Corporate Index. Emphasis is also placed on diversification and credit analysis. The Fund will only invest in fixed income securities with an "A" or better rating. Fixed income investments will include: U.S. Government securities; corporate bonds; mortgage/asset-backed securities; and money market securities and repurchase agreements.

Principal Risks The Fund invests in both common stocks and debt securities. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. In addition, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. The risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to events related to the issuer as well as to general economic or governmental events.

PERFORMANCE INFORMATION

Information about Fund performance is not provided due to the fact that the Fund does not have returns for a full calendar year.

FEES AND EXPENSES

The table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2001, to the expense ratio noted in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)    CLASS Y
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.75%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses(1).................................................           1.10%
                                                                             ----
Total Annual Fund Operating Expenses..............................           1.85%
Less Expense Reimbursements.......................................          (0.90%)
                                                                             ----
Net Annual Fund Operating Expenses................................           0.95%
                                                                             ----


---------------

(1) Based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $ 97     $494
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $ 97     $494

[Picture Description: Three Stones lying in a small brook: located to the left of the section titled: "Enterprise Managed Fund."]

                            ENTERPRISE MANAGED FUND

                     FUND PROFILE

                     Investment Objective  Growth of capital over time

                     Principal Investments Common stocks, bonds and cash equivalents, the percentages of which will vary based on the Fund Manager's assessment of relative investment values

                     Fund Manager  OpCap Advisors
                                   Sanford C. Bernstein & Co., Inc.

                     Who May Want to Invest Investors who want the value of their investment to grow but do not need to receive income on their investment

                     Investment Strategies The Managed Fund invests in a diversified portfolio of common stocks, bonds and cash equivalents. The allocation of the Fund's assets among the different types of permitted investments will vary from time to time based upon the Fund Manager's evaluation of economic and market trends and its perception of the relative values available from such types of securities at any given time. There is neither a minimum nor a maximum percentage of the Fund's assets that may, at any given time, be invested in any specific types of investments. However, the Fund invests primarily in equity securities at times when the Fund Manager believes that the best investment values are available in the equity markets. The Fund may invest almost all of its assets in high-quality short-term money market and cash equivalent securities when the Fund Manager deems it advisable to preserve capital. Consequently, while the Fund will earn income to the extent it is invested in bonds or cash equivalents, the Fund does not have any specific income objective. The bonds in which the Fund may invest will normally be investment grade intermediate to long-term U.S. Government and corporate debt.

Principal Risks The Fund invests in both common stocks and debt securities. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. In addition, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. The risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to factors affecting the issuer and economic or political events, increasing the risk that the issuer may default on payments of interest or principal.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class Y Shares from year to year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance from 1996-1999]

                   BEST QUARTER                                         WORST QUARTER
                      13.55%                                               -14.53%
                  (JUNE 30, 1997)                                   (SEPTEMBER 30, 1998)

------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                       PAST ONE
DECEMBER 31, 1999)                                                     YEAR        RETURN SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------
Enterprise Managed Fund.................................  Class Y      7.94%                 15.05%
S&P 500(2)..............................................              21.03%                 26.52%

---------------

(1) Inception date for Class Y shares is July 31, 1995.
(2) This unmanaged broad-based index includes 500 companies which tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.75%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses....................................................           0.28%
                                                                             ----
Total Annual Fund Operating Expenses..............................           1.03%
                                                                             ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $105     $328      $569      $1,259
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $105     $328      $569      $1,259

[Picture Description: Antiqued piggy bank with various coins lying beside: located to the left of the section titled: "Enterprise Government Securities Fund."]

                     ENTERPRISE GOVERNMENT SECURITIES FUND

                     FUND PROFILE

                     Investment Objective Current income and safety of principal

                     Principal Investments Securities that are obligations of the U.S. Government, its agencies or instrumentalities

                     Fund Manager  TCW Investment Management Company

                     Who May Want To Invest Conservative investors who want to receive income from their investment

                     Investment Strategies The Government Securities Fund invests primarily in securities that are obligations of the U.S. Government, its agencies or instrumentalities. The Fund's investments may include securities issued by the U.S. Treasury, such as treasury bills, treasury notes and treasury bonds. In addition, the Fund may invest in securities that are issued or guaranteed by agencies and instrumentalities of the U.S. Government. Securities issued by agencies or instrumentalities may or may not be backed by the full faith and credit of the United States. Securities issued by the Government National Mortgage Association ("GNMA Certificates") are examples of full faith and credit securities. Agencies or instrumentalities whose securities are not backed by the full faith and credit of the United States include Federal National Mortgage Association (FANNIE MAE) and Federal Home Loan Mortgage Corp. (FREDDIE MAC). To a limited extent, the Fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs"). The Fund may concentrate from time to time in different U.S. Government securities in order to obtain the highest available level of current income and safety of principal.

Principal Risks The Government Securities Fund invests primarily in U.S. Government debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. To the extent that the Fund invests in mortgage-backed securities, it is subject to additional risk. A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner. The mortgages underlying mortgage-backed securities may mature or be paid off before the stated maturity date. This has a number of drawbacks. First, the Fund may lose money on its investment. Second, the monthly income payments to the Fund may fluctuate. Third, the Fund cannot predict the maturity of its investment with certainty. Fourth, the Fund would invest any resulting proceeds in other securities, generally at the then prevailing lower interest rate.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class Y shares for the past year.
[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance from 1998-1999]

                   BEST QUARTER                                         WORST QUARTER
                       2.78%                                               -0.48%
               (SEPTEMBER 30, 1998)                                    (JUNE 30, 1999)

------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                       PAST ONE
DECEMBER 31, 1999)                                                     YEAR        RETURN SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------
Enterprise Government Securities Fund...................  Class Y      1.04%                  4.76%
Lehman Brothers Intermediate Government Bond Index(2)...               0.49%                  4.88%

---------------

(1) Inception date for Class Y shares is July 31, 1997.
(2) This unmanaged broad-based index that includes all issues with maturities of one to 9.99 years contained in the Lehman Brothers Government Bond Index (this index includes all publicly held U.S. Treasury debt or any governmental agency thereof, quasi-federal corporation, or corporate debt guaranteed by the U.S. government with a minimum maturity of one year and minimum outstanding par amount of $1 million) and is constructed the same way. Average weighted maturity is approximately four years. The index excludes transaction and holding charges. One cannot invest directly in an index.

FEES AND EXPENSES

The table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2001, to the expense ratio set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.60%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses....................................................           0.34%
                                                                             ----
Total Annual Operating Expenses...................................           0.94%
Less Expense Reimbursement........................................          (0.09%)
                                                                             ----
Net Annual Fund Operating Expenses................................           0.85%
                                                                             ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $87      $291      $511      $1,146
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $87      $291      $511      $1,146

[Picture Description: Antiqued piggy bank with various coins lying beside: located to the left of the section titled: "Enterprise Tax-Exempt Income Fund."]

                       ENTERPRISE TAX-EXEMPT INCOME FUND

                     FUND PROFILE

                     Investment Objective A high level of current income exempt from federal income tax, with consideration given to preservation of principal

                     Principal Investments A diversified portfolio of long-term investment grade municipal bonds

                     Fund Manager  MBIA Capital Management Corp.

                     Who May Want To Invest Investors who want to receive tax-free current income and maintain the value of their investment

                     Investment Strategies The Tax-Exempt Income Fund invests primarily in investment grade, tax-exempt municipal securities. The issuers of these securities may be located in any state, territory or possession of the United States. In selecting investments for the Fund, the Fund Manager tries to limit risk as much as possible. The Fund Manager analyzes municipalities, their credit risk, market trends and investment cycles. The Fund Manager attempts to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Fund anticipates that its average weighted maturity will range from 10 to 25 years. The Fund Manager will actively manage the Fund, adjusting the average Fund maturity and utilizing futures contracts and options on futures as a defensive measure according to its judgment of anticipated interest rates. During periods of rising interest rates and falling prices, the Fund Manager may adopt a shorter weighted average maturity to cushion the effect of bond price declines on the Fund's net asset value. When rates are falling and prices are rising, the Fund Manager may adopt a longer weighted average maturity. The Fund may also invest up to 20% of its net assets in cash, cash equivalents and debt securities, the interest from which may be subject to federal income tax. Investments in taxable securities will be limited to investment grade corporate debt securities and U.S. Government securities. The Fund will not invest more than 20% of its net assets in municipal securities, the interest on which is subject to the federal alternative minimum tax.

Principal Risks The Fund invests primarily in long-term investment grade debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may fail to make timely payments of principal or interest to the Fund. Some investment grade bonds may have speculative characteristics.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class Y shares for the past year.
[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance for 1999]

                   BEST QUARTER                                         WORST QUARTER
                       0.52%                                               -1.92%
                 (MARCH 31, 1999)                                      (JUNE 30, 1999)

------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                       PAST ONE
DECEMBER 31, 1999)                                                     YEAR        RETURN SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------
Enterprise Tax-Exempt Income Fund.......................  Class Y     -2.32%                 -1.98%
Lehman Brothers Municipal Bond Index(2).................              -2.07%                 -1.68%

---------------

(1) Inception date for Class Y shares is November 30, 1998.
(2) This unmanaged index that includes approximately 1,100 investment grade tax-exempt bonds and is classified into four main sectors: general obligation, revenue, insured and prerefunded. An index does not have an investment advisor and does not pay commissions and expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

The table on the next page describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2001, to the expense ratio set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.50%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses....................................................           0.49%
                                                                             ----
Total Annual Operating Expenses...................................           0.99%
Less Expense Reimbursement........................................          (0.34%)
                                                                             ----
Net Annual Fund Operating Expenses................................           0.65%
                                                                             ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $66      $281      $514      $1,182
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $66      $281      $514      $1,182

[Picture Description: Antiqued piggy bank with various coins lying beside: located to the left of the section titled: "Enterprise High-Yield Bond Fund."]

                        ENTERPRISE HIGH-YIELD BOND FUND

                     FUND PROFILE

                     Investment Objective  Maximum current income

                     Principal Investments Debt securities rated below investment grade, which are commonly known as "junk bonds"

                     Fund Manager  Caywood-Scholl Capital Management

                     Who May Want To Invest Income-oriented investors who are willing to accept increased risk for the possibility of greater returns through high-yield bond investing

                     Investment Strategies The High-Yield Bond Fund invests primarily in high-yielding, income-producing U.S. corporate bonds rated B3 to Ba1 by Moody's Investors Service, Inc. ("Moody's") or B- to BB+ by Standard & Poor's Corporation ("S&P"), which are commonly known as "junk bonds." The Fund's investments are selected by the Fund Manager after examination of the economic outlook to determine those industries that appear favorable for investment. Industries going through a perceived decline generally are not candidates for selection. After the industries are selected, the Fund Manager identifies bonds of issuers within those industries based on their creditworthiness, their yields in relation to their credit and the relative value in relation to the high-yield market. Companies near or in bankruptcy are not considered for investment. The Fund does not purchase bonds in the lowest ratings categories rated Ca or lower by Moody's or CC or lower by S&P or which, if unrated, in the judgment of the Fund Manager have characteristics of such lower-grade bonds). Should an investment be subsequently downgraded to Ca or lower or CC or lower, the Fund Manager has discretion to hold or liquidate the security. Subject to the restrictions described above, under normal circumstances, up to 20% of the Fund's assets may include: (1) bonds rated Caa by Moody's or CCC by S&P; (2) unrated debt securities which, in the judgment of the Fund Manager have characteristics similar to those described above; (3) convertible debt securities; (4) puts, calls and futures as hedging devices; (5) foreign issuer debt securities; and (6) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government securities and other income-producing cash equivalents.

Principal Risks The Fund invests primarily in below investment-grade debt securities. As a result, the Fund is subject to the risk that the prices of the debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. A high-yield bond's market price may fluctuate more than higher-quality securities and may decline significantly. High-yield bonds also carry a substantial risk of default or changes in the issuer's creditworthiness. In addition, it may be more difficult for the Fund to dispose of high-yield bonds or to determine their value. High-yield bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Fund to replace the security with a lower-yielding security. If this occurs, it will result in a decreased return for shareholders.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class Y shares from year to year.
[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance from 1998-1999]

                   BEST QUARTER                                         WORST QUARTER
                       4.32%                                               -5.72%
                 (MARCH 31, 1998)                                   (SEPTEMBER 30, 1998)

------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                       PAST ONE
DECEMBER 31, 1998)                                                     YEAR        RETURN SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------
Enterprise High-Yield Bond Fund.........................  Class Y      4.30%                 4.67%
Lehman Brothers High Yield BB Index(2)..................               1.87%                 4.50%

---------------
(1) Inception date for Class Y shares is July 31, 1997.
(2) This is an unmanaged broad-based index that includes fixed rate, public nonconvertible issues that are rated Ba1 or lower by Moody's Investor Service. If a Moody's rating is not available, the bonds must be rated BB+ or lower by S&P, or by Fitch if an S&P rating is not available. The index excludes transaction or holding charges. One cannot invest directly in an index.

FEES AND EXPENSES


This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2001, to the expense ratio set forth in the table.


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.60%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses....................................................           0.36%
                                                                             ----
Total Annual Operating Expenses...................................           0.96%
Less Expense Reimbursement........................................          (0.11%)
                                                                             ----
Net Annual Fund Operating Expenses................................           0.85%
                                                                             ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $87      $295      $520      $1,168
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $87      $295      $520      $1,168

[Picture Description: Antiqued piggy bank with various coins lying beside: located to the left of the section titled: "Enterprise Convertible Securities Fund."]



                     ENTERPRISE CONVERTIBLE SECURITIES FUND


                     FUND PROFILE


                     Investment Objective Total return through capital appreciation and current income



                     Principal Investments Convertible securities of U.S. companies



                     Fund Manager  Nicholas-Applegate Capital Management



                     Who May Want To Invest Investors who want an increase in the value of their investment with the potential of receiving dividend and interest income


                     Investment Strategies The Convertible Fund primarily invests in convertible securities of companies with market capitalizations above $500 million. Convertible securities are generally preferred stock or debt securities of companies that are convertible into common stock. The Fund Manager attempts to capture the upside potential of the underlying securities with less downside exposure. The Fund normally invests a minimum of 25% of its total assets in common and preferred stocks and 25% in other income producing convertible and debt securities. The Fund may also invest up to 35% of its assets in high-yield debt securities rated below investment grade by a nationally recognized rating firm, or of comparable quality if unrated. These securities are commonly known as "junk bonds."



The Fund Manager focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies. This means that the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.



The Fund Manager expects a high portfolio turnover rate of 200% or more. The Fund may also lend portfolio assets on a short-term and long-term basis, up to 30% of its total assets.



Principal Risks The Fund invests in convertible securities of U.S. companies, which have investment characteristics of both equity and debt securities. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The value of the convertible and debt securities of the Fund may fall when interest rates rise. Further, the Fund's long-term securities might be adversely affected by changes in interest rates because securities with longer durations are often more sensitive to interest rate changes. Also, a high-yield bond's market price may fluctuate more than higher-quality securities and may decline significantly. High-yield bonds also carry a substantial risk of default or changes in the issuer's creditworthiness. In addition, it may be more difficult for the Fund to dispose of high-yield bonds or to determine their value. High-yield bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Fund to replace the security with a lower-yielding security. If this occurs, it will result in a decreased return for shareholders.



PERFORMANCE INFORMATION



Information about Fund performance is not provided because this is a new Fund.

FEES AND EXPENSES



This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.



SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.75%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses(1).................................................           0.23%
                                                                             ----
Total Annual Fund Operating Expenses..............................           0.98%
                                                                             ----


---------------


(1) Based on estimated amounts for current fiscal year.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $100    $  312
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $100    $  312

[Picture Description: Tool with coins: located to the left of the section titled: "Enterprise Money Market Fund."]

                          ENTERPRISE MONEY MARKET FUND

                     FUND PROFILE

                     Investment Objective The highest possible level of current income consistent with preservation of capital and liquidity

                     Principal Investments High quality, short-term debt securities, commonly known as money market instruments

                     Fund Manager  Enterprise Capital Management, Inc.

                     Who May Want To Invest Investors who seek an income producing investment with an emphasis on preservation of capital

                     Investment Strategies The Money Market Fund invests in a diversified portfolio of high quality dollar-denominated money market instruments which present minimal credit risks in the judgment of the Fund Manager. The Fund Manager actively manages the Fund's average maturity based on current interest rates and its outlook on the market.

Principal Risks Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund may not be able to maintain a stable share price at $1.00. Investments in the Fund are neither insured nor guaranteed by the U.S. government.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class Y shares from year to year.
[Chart Description: Illustrates volatility of an investment and shows changes in Class Y shares performance from 1998-1999]

                   BEST QUARTER                                         WORST QUARTER
                       1.33%                                                1.10%
                (DECEMBER 31, 1999)                                    (JUNE 30, 1999)

------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                       PAST ONE
DECEMBER 31, 1999)                                                     YEAR        RETURN SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------
Enterprise Money Market Fund............................  Class Y      4.80%                  4.96%
IBC Taxable Money Market Index(2).......................               4.64%                  4.89%

---------------

(1) Inception date for Class Y shares is July 31, 1997.
(2) This is a widely recognized composite of money market funds that invest in taxable short-term money market instruments. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.35%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses....................................................           0.24%
                                                                             ----
Total Annual Fund Operating Expenses..............................           0.59%
                                                                             ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $60      $189      $329       $738
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $60      $189      $329       $738

                    ADDITIONAL INFORMATION ABOUT THE FUNDS'
                             INVESTMENTS AND RISKS

EQUITY, SECTOR AND DOMESTIC HYBRID FUNDS' INVESTMENTS


     The table below shows the Sector, Aggressive Growth, Growth,
International/Global, Income and Domestic Hybrid Funds' principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Fund achieve its investment goal.


X = Types of securities in which a Fund invests.


                                                                                SECTOR FUNDS
                                                               GLOBAL                                  GLOBAL
                                                              FINANCIAL              INTERNATIONAL     HEALTH
                                                              SERVICES    INTERNET     INTERNET         CARE
U.S. Stocks*                                                      X          X                           X
Foreign Stocks                                                    X                        X             X
Bonds




                                                          AGGRESSIVE            INTERNATIONAL/   DOMESTIC HYBRID
                                                            GROWTH     GROWTH       GLOBAL            FUNDS
U.S. Stocks*                                                  X          X            X                 X
Foreign Stocks                                                                        X                 X
Bonds


---------------


* Each Fund that invests in U.S. stocks may invest in large capitalization companies, medium capitalization companies and small capitalization companies. Large capitalization companies generally have market capitalizations of over $5 billion. Medium capitalization companies generally have market capitalizations ranging from $1 billion to $5 billion. Small capitalization companies generally have market capitalizations of $1 billion or less. However, there may be some overlap among capitalization categories. The Growth and Domestic Hybrid Funds intend to invest primarily in stocks of large capitalization companies. The Mid-Cap Fund intends to invest primarily in stocks of medium capitalization companies. The Small Company Growth Fund and the Small Company Value Fund intend to invest primarily in the stocks of small capitalization issuers. The Multi-Cap Growth, Global Socially Responsive, Global Financial Services, Global Health Care and Internet Funds intend to invest in large, medium and small capitalization companies.



     Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statements of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.


     The investments listed above and the investments and strategies described throughout this prospectus are those that a Fund may use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal; however, the Managed Fund may invest in securities ordinarily used by other funds for defensive purposes as part of its main investment strategy.

INCOME FUNDS' INVESTMENTS

     The table below shows the Income Funds' principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Fund achieve its investment goal.


                                                         GOVERNMENT   HIGH-YIELD   TAX-EXEMPT   CONVERTIBLE
                                                         SECURITIES      BOND        INCOME     SECURITIES
U.S. Government Securities                                   X
Mortgage-Backed Securities                                   X
Municipal Securities                                                                   X
Corporate Debt Securities                                                                            X
Lower Rated Corporate Debt Securities -- Junk Bonds*                      X
Preferred Stocks                                                                                     X


---------------

* "Junk Bond" refers to any security rated lower than "Baa" by Moody's Investors Service. If a Moody's rating is not available, the bond must be rated lower than "BBB" by Standard & Poor's.

     Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

     The investments listed above and the investments and strategies described throughout this prospectus are those that a Fund may use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

MONEY MARKET FUND'S INVESTMENTS

     The Money Market Fund's principal investments include: bank obligations, commercial paper and corporate obligations. The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that the Fund will achieve its investment goal or maintain a stable share price of $1.00.

INITIAL PUBLIC OFFERINGS ("IPOS")

     Some of the Funds may participate in the IPO market, and a significant portion of those Funds' returns may be attributable to their investment in IPOs, which have a magnified impact due to small asset bases. There is no guarantee that as those Funds' assets grow they will continue to experience substantially similar performance by investing in IPOs.

                      HIGHER-RISK SECURITIES AND PRACTICES


The following pages discuss the risks associated with certain types of higher-risk securities in which the Funds may invest and certain higher-risk practices in which the Funds might engage.



FOREIGN SECURITIES. Each of the Funds, except the Money Market Fund, might invest in foreign securities. These are some of the risks in owning foreign securities:



- Currency Fluctuation Risk. When a Fund invests in a security issued by a foreign company, the principal, income and sales proceeds may be paid to the Fund in a foreign currency. If a foreign currency declines in value relative to the U.S. dollar, the value of a Fund's investments could decline as a result.



- Social, Political and Economic Risk. The countries where some of the Funds may invest might be subject to a higher degree of social, political and economic instability than the United States, resulting from, among other things, inflation, changes in governments, increases in taxation and nationalizations. This instability might affect the financial condition of a company in which a Fund might invest and might disrupt the financial markets of a country in which a Fund has holdings.



- Regulation Risk. The countries where some of the Funds may invest generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result there generally is less publicly available information about foreign companies than about U.S. companies.



- Trading Risk. Trading practices in certain foreign countries are also significantly different from those in the United States. Although brokerage commissions are generally higher than those in the U.S., the Investment Adviser will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Funds are not fully invested, or could result in a Fund being unable to sell a security in a falling market.



- Custodial and Registration Procedures Risk. Systems for the registration and transfer of securities in foreign markets can be less developed than similar systems in the United States. There may be no standardized process for registration of securities or a central registration system to track share ownership. The process for transferring shares may be cumbersome, costly, time-consuming and uncertain.



- Liquidity Risk. The securities markets in foreign countries have less trading volume than in the United States and their securities are often less liquid than securities in the United States. In countries with emerging securities markets, liquidity might be particularly low. This could make it difficult for a Fund to sell a security at a time or price desired.



- Emerging Securities Markets Risk. To the extent that the Funds invest in countries with emerging markets the foreign securities risk are magnified since these countries may have unstable coverage and less established market.



HIGH YIELD SECURITIES. Each of the Funds, except the Balanced Fund, may invest in debt securities that are rated below investment grade. These securities typically offer higher yields than investment grade securities, but are also subject to more risk. This risk includes, but is not limited to, the following:



- Susceptibility to Economic Downturns. Issuers of securities that are below investment grade tend to be more greatly affected by economic downturns than issuers of higher grade securities. Consequently, there is a greater risk that an issuing company will not be able to make principal and interest payments.



- Liquidity Risk. The market for securities that are below investment grade is often less liquid than the market for investment grade securities. This could make it difficult for a Fund to sell a security at a time or price desired.



ILLIQUID AND RESTRICTED SECURITIES. Each of the Funds, except the Money Market Fund, may invest in illiquid and restricted securities.



- Illiquid Securities. These are securities that a Fund cannot sell on an open market. This means that a Fund might not be able to sell an illiquid security when it desires and that it might be difficult to value such a security.



- Restricted Securities. These are securities that are subject to contractual restrictions on resale. Such a restriction could limit a security's liquidity.



REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements under which a Fund purchases a security that a seller has agreed to repurchase from the Fund at a later date at the same price plus interest. If a seller defaults and the security declines in value, the Fund might incur a loss. If the seller declares bankruptcy, the Funds may not be able to sell the security at the desired time.



HEDGING. Each of the Funds, except the Money Market Fund, may use certain derivative investment techniques to reduce, or hedge against, various market risks, such as interest rates, currency exchange rates and market movements. Derivatives are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset. When derivatives are used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Derivatives may include, but are not limited to, puts, calls, futures and foreign currency contracts.



- Put and Call Options. Options are rights to buy or sell an underlying asset for a specified price during, or at the end of, a specified period of time. A call option gives the holder the right to purchase the underlying asset from the writer of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment from holder, which the writer keeps regardless of whether the holder exercises the option. Puts and calls could cause a Fund to lose money by forcing the sale or purchase of securities at inopportune times or, in the case of puts, for prices higher or, in the case of calls, for prices lower than current market values.



- Futures Transactions. These transactions involve the future sale by one party and purchase by another of a specified amount of an underlying asset at a price, date and time specified in the transaction contract. Futures contracts traded over-the-counter are often referred to as forward contracts. A contract to buy is often referred to as holding a long position, and a contract to sell is often referred to as holding a short position. With futures contracts, there is a risk that the prices of the securities subject to the futures contract may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract to react differently than the portfolio securities to market changes. Also, it is not certain that a secondary market for positions in futures contracts will exist.



  - Foreign currency transactions. These are a type of futures transaction, which involve the future sale by one party and purchase by another of a given amount of foreign currency at a price, date and time specified in the transaction contract. Changes in currency exchange rates will affect these transactions and may result in poorer overall performance for a Fund than if it had not engaged in such transactions.



SHORT SALES. Certain Funds engage in short sales. A "short sale" is the sale by the Funds of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Funds will make a profit by purchasing the security in the open market at a lower price than at which it sold the security. If the price of the security rises, the Funds may have to cover short positions at a higher price than the short sale price, resulting in a loss.



A short sale can be covered or uncovered. In a covered short sale, a Fund either
(1) borrows and sells securities it already owns (also known as a short sale "against the box"), or (2) deposits in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the difference between the market value of the securities and the short sale price. Use of uncovered short sales is a speculative investment technique and has potentially unlimited risk of loss. Accordingly, a Fund will not make uncovered short sales in an amount exceeding the lesser of 2% of the Fund's net assets or 2% of the securities of such class of the issuer.



SECURITIES LENDING. Certain Funds may lend portfolio securities. There is a risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Funds may, therefore, lose the opportunity to sell the securities at the desirable price.



ACTIVE PORTFOLIO TRADING. Certain Funds may have high turnover rates that are likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Funds' performance.

                        SHAREHOLDER ACCOUNT INFORMATION

CLASS Y SHARES

     Each Fund offers Class Y shares through this Prospectus for the minimum initial purchase amount of $1,000,000. Class Y shares do not bear a sales charge, distribution or service fee. Class Y shares are offered exclusively for sale to institutional investors, including banks, savings institutions, trust companies, insurance companies, investment companies registered under the Investment Company Act of 1940, pension or profit sharing trusts, certain wrap account clients of broker/dealers, former shareholders of Retirement System Fund, Inc. ("RS Fund"), employees of Enterprise Capital Management, the Advisor to the Funds, direct referrals of Fund Managers or Evaluation Associates, Inc. ("EAI") or other financial institutional buyers. Wrap account clients of broker/dealers, former RS Fund shareholders, employees of the Advisor to the Funds and direct referrals of Fund Managers or EAI are offered Class Y shares at a lower minimum purchase amount.

DEALER COMPENSATION

     Enterprise Fund Distributors, Inc. (the "Distributor"), a subsidiary of Enterprise Capital Management, Inc., the Advisor to the Funds, is the principal underwriter for shares of the Funds.

     The Distributor will provide additional compensation to dealers in connection with sales of shares of the Funds and other mutual funds distributed by the Distributor including promotional gifts (which may include gift certificates, dinners and other items), financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns. In some instances, these incentives may be made available only to dealers whose representatives have sold or are expected to sell significant amounts of shares.

     In addition to distribution and service fees paid the Funds under plans of distribution for Class Y, the Distributor (or one of its affiliates) may make payments to dealers (including MONY Securities Corp. and Trusted Securities Advisors Corp.) and other persons which distribute shares of the Funds. Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

PURCHASING, REDEEMING AND EXCHANGING SHARES

     The charts below summarize how to purchase, redeem and exchange shares of the Funds.

  HOW TO PURCHASE SHARES                          IMPORTANT INFORMATION ABOUT PURCHASING SHARES
  Select the Fund appropriate for you             Be sure to read this prospectus carefully.
  Have your securities dealer submit your         The price of your shares is based on the next calculation of
    purchase order                                net asset value after your order is received by the
                                                  Enterprise Shareholder Services Division of the Transfer
                                                  Agent. All purchases made by check should be in U.S. dollars and made payable to The Enterprise Group of Funds, Inc., or in the case of a retirement account, the custodian or
                                                  trustee. Third-party checks will not be accepted.
  Acquire additional shares through the           Dividends and capital gains distributions may be
    Automatic Reinvestment Plan                   automatically reinvested in the same Class of shares without a sales charge.
  Participate in the Automatic Investment Plan    You may have your shares automatically invested on a monthly basis into the same Class of one or more of the Funds. As
                                                  long as you maintain a balance of $1,000 in the account from which you are transferring your shares, you may transfer $50 or more to an established account in another Fund or you may open a new account with $100 or more.
  Participate in a Retirement Plan                You may use shares of the Funds to establish a Profit
                                                  Sharing Plan, Money Purchase Plan, Traditional IRA, Roth
                                                  IRA, Educational IRA, other retirement plans funded by
                                                  shares of a Fund and other investment plans which have been approved by the Internal Revenue Service.
                                                  The Distributor pays the cost of these plans, except for the retirement plans, which charge an annual custodial fee of
                                                  $10. If you would like to find out more about these plans, please contact the Transfer Agent.

  HOW TO REDEEM YOUR SHARES                       IMPORTANT INFORMATION ABOUT REDEEMING SHARES
  Have your investment dealer submit your         The redemption price of your shares is based on the next
    redemption order                              calculation of net asset value after your order is received.
  Call the Transfer Agent at 1-800-368-3527       You may redeem your shares by telephone if you have
                                                  authorized this service. If you make a telephone redemption request, you must furnish:
                                                  - the name and address of record of the registered owner,
                                                  - the account number and tax i.d. number,
                                                  - the amount to be withdrawn, and
                                                  - the name of the person making the request.
                                                  Checks for telephone redemptions will be issued only to the registered shareowner(s) and mailed to the last address of record or exchanged into another Fund. All telephone
                                                  redemption instructions are recorded and are limited to
                                                  requests of $50,000 or less.
  Write the Transfer Agent at:                    You may redeem your shares by sending in a written request.
    Enterprise Shareholder Services               If you own share certificates, they must accompany the
    P.O. Box 219731                               written request. You must obtain a signature guarantee if:
    Kansas City, MO 64121-9731                    - the redemption proceeds exceed $50,000,
                                                  - the proceeds are to be sent to an address other than the address of record, or
                                                  - the proceeds are to be sent to a person other than the
                                                    registered holder.
                                                  You can generally obtain a signature guarantee from the
                                                  following sources:
                                                  - a member firm of a domestic securities exchange;
                                                  - a commercial bank;
                                                  - a savings and loan association;
                                                  - a credit union; or
                                                  - a trust company.
                                                  Corporations, executors, administrators, trustees or
                                                  guardians may need to include additional documentation with a request to redeem shares and a signature guarantee.
  Payment of Proceeds In General                  The Funds normally will make payment of redemption proceeds within seven days after your request has been properly made and received. When purchases are made by check or periodic account investment, redemption proceeds may not be available until the investment being redeemed has been in the account for seven calendar days. The Funds may suspend the
                                                  redemption privilege or delay sending redemption proceeds
                                                  for more than seven days during any period when the New York
                                                  Stock Exchange is closed or an emergency warranting such
                                                  action exists as determined by the Securities and Exchange
                                                  Commission.
  Receipt of Proceeds By Wire                     For a separate $10 charge, you may request that your
                                                  redemption proceeds of $250,000 or less be wired. If you
                                                  submit a written request, your proceeds may be wired to any bank. If you authorize the Transfer Agent to accept
                                                  telephone wire requests, any authorized person may make such requests at 1-800-368-3527. However, on a telephone request, your proceeds may be wired only to a bank previously
                                                  designated by you in writing. If you have authorized
                                                  expedited wire redemption, shares can be sold and the
                                                  proceeds sent by federal wire transfer to a single,
                                                  previously designated bank account. Otherwise, proceeds
                                                  normally will be sent to the designated bank account the
                                                  following business day. To change the name of the single
                                                  designated bank account to receive wire redemption proceeds, you must send a written request with signature(s) guaranteed to the Transfer Agent.
  Participate in the Bank Purchase and            You may initiate an Automatic Clearing House (ACH) Purchase
    Redemption Plan                               or Redemption directly to a bank account when you have
                                                  established proper instructions, including all applicable
                                                  bank information, on the account.

  HOW TO REDEEM YOUR SHARES                       IMPORTANT INFORMATION ABOUT REDEEMING SHARES
  Participate in a Systematic Withdrawal Plan     If you have at least $5,000 in your account you may
                                                  participate in a systematic withdrawal plan. Under a plan, you may arrange monthly, quarterly, semi-annual or annual
                                                  automatic withdrawals of at least $100 from any Fund. The
                                                  proceeds of each withdrawal will be mailed to you or as you otherwise direct in writing, including to a life insurance company, such as an affiliate of MONY. The $5,000 minimum
                                                  account size is not applicable to Individual Retirement
                                                  Accounts. The Funds process sales through a systematic
                                                  withdrawal plan on the 15th day of the month or the
                                                  following business day if the 15th is not a business day.
                                                  Any income or capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the
                                                  designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the
                                                  shares redeemed, sales for the purpose of making such
                                                  payments may reduce or even exhaust the account.
                                                  The Funds may amend the terms of a systematic withdrawal
                                                  plan on 30 days' notice. You or the Funds may terminate the plan at any time.

  HOW TO EXCHANGE YOUR SHARES                     IMPORTANT INFORMATION ABOUT EXCHANGING YOUR SHARES
  Select the Fund into which you want to          You can exchange your shares of a Fund for the same Class of
    exchange. Be sure to read the prospectus      shares of any other Fund.
    describing the Fund into which you want to
    exchange.
                                                  If you are not subject to the minimum investment requirement of $1,000,000, and your exchange results in the opening of a new account in a Fund, you are subject to the minimum
                                                  investment requirement of $1,000. Original investments in
                                                  the Money Market Fund which are transferred to other Funds are considered purchases rather than exchanges.
  Call the Transfer Agent at 1-800-368-3527       If you authorize the Transfer Agent to act upon telephone
                                                  exchange requests, you or anyone who can provide the
                                                  Transfer Agent with account registration information may
                                                  exchange by telephone.
                                                  If you exchange your shares by telephone, you must furnish:
                                                  - the name of the Fund you are exchanging from,
                                                  - the name and address of the registered owner,
                                                  - the account number and tax i.d. number,
                                                  - the dollar amount or number of shares to be exchanged,
                                                  - the Fund into which you are exchanging, and
                                                  - the name of the person making the request.
  Write the Transfer Agent at:                    To exchange by letter, you must state:
    Enterprise Shareholder Services               - the name of the Fund you are exchanging from,
    P.O. Box 219731                               - the account name(s) and address,
    Kansas City, MO 64121-9731                    - the account number,
                                                  - the dollar amount or number of shares to be exchanged, and
                                                  - the Fund into which you are exchanging.
                                                  You must also sign your name(s) exactly as it appears on
                                                  your account statement.

                        TRANSACTION AND ACCOUNT POLICIES

VALUATION OF SHARES

     When you purchase shares, you pay the net asset value. When you redeem your shares, you receive the net asset value. The Funds calculate a share's net asset value by dividing net assets of each Class by the total number of outstanding shares of such Class.

     The Funds calculate net asset value at the close of regular trading on each day the New York Stock Exchange is open.

     Except with respect to the Money Market Fund, investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price on the exchange on which the security is primarily traded. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Directors. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.

     Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost and any discount or premium is amortized to par over the period until maturity without taking into account the impact of fluctuating interest rates on the market value of the security unless the aggregate deviation from net asset value as calculated by using available market quotations exceeds 1/2 of 1 percent.

     The Money Market Fund seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that the Money Market Fund will be able to do so.

     Because Class Y shares are not subject to any distribution or service fees, the net asset value per share of the Class Y shares will generally be higher than the net asset value per share of Class A, Class B and Class C shares of each Fund, except following payment of dividends and distributions.

EXECUTION OF REQUESTS

     The net asset value used in determining your purchase, redemption or exchange price is the one next calculated after your order is received by the Fund. Price calculations will be based on trades placed in good order by the close of regular trading on each day the New York Stock Exchange is open. The Distributor or the Fund may reject any order. From time to time, the Funds may suspend the sale of shares. In such event, existing shareholders normally will be permitted to continue to purchase additional shares of the same class and to have dividends reinvested.

     The Funds normally pay redemption proceeds in cash. However, if a Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of redemption proceeds wholly or partly in cash, the Fund may pay the redemption price in securities (redemption in kind), in which case, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. The Funds have made an election that requires them to pay $250,000 of redemption proceeds in cash, subject to other restrictions as described in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

     If you elect to exchange or redeem your shares by telephone, you are subject to the risk that neither the Funds nor the Transfer Agent will be liable for properly acting upon unauthorized telephone instructions believed to be genuine. The Funds use reasonable procedures to confirm that telephone instructions are genuine. However, if appropriate measures are not taken, the Funds may be liable for any losses that may occur to an account due to an unauthorized telephone call.

EXCHANGES AND REDEMPTIONS

     The Funds may refuse to allow the exercise of the exchange privilege in less than two-week intervals or may restrict an exchange from any Fund until shares have been held in that Fund for at least seven days. The Funds may also discontinue or modify the exchange privilege on a prospective basis at any time, including a modification of the amount or terms of a service fee, upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission ("SEC"). Your exchange may be processed only if the shares of the Fund to be acquired are eligible for sale in your state and if the exchange privilege may be legally offered in your state.

     In addition, if a Fund determines that an investor is using market timing strategies or making excessive exchanges or redemptions and immediate loss of redemption proceeds would harm the Fund, the Fund may delay investment of the proceeds of such investor's exchange request for up to seven days. Funds also may refuse any exchange orders.

SHARE CERTIFICATES

     The Funds do not ordinarily issue certificates representing shares of the Funds. Instead, shares are held on deposit for shareholders by the Funds' Transfer Agent, which will send you a statement of shares owned in each Fund following each transaction in your account. If you wish to have certificates for your shares, you may request them from the Transfer Agent by writing to Enterprise Shareholder Services, P.O. Box 219731, Kansas City, MO 64121-9731. The Funds do not issue certificates for fractional shares. You may redeem or exchange certificated shares only by returning the certificates to the Fund, along with a letter of instruction and a signature guarantee. Special shareholder services such as telephone redemptions, exchanges, electronic funds transfers and wire orders are not available if you hold certificates.

SMALL ACCOUNTS

     For accounts with balances under $1,000, an annual service charge of $25 per account registration per Fund will apply, excluding Automatic Bank Draft Plan Accounts, Automatic Investment Plan Accounts, Retirement Accounts and Savings Plan Accounts.

     If your account balance drops to $500 or less, a Fund may close out your account and mail you the proceeds. You will always be given at least 45 days written notice to give you time to add to your account and avoid redeeming your shares.

REPORTS TO SHAREHOLDERS

     Every year the Funds will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information. To reduce expenses, the Funds will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct the Funds or your financial adviser otherwise.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Fund will distribute substantially all of its net investment income and realized net capital gains, if any.

     Each Fund makes distributions of capital gains and declares and pays dividends of investment income, if any, annually. The following Funds declare daily and pay monthly dividends of investment income: Government Securities Fund, High-Yield Bond Fund, Tax-Exempt Income Fund, and Money Market Fund.

     Your dividends and capital gains distributions, if any, will be automatically reinvested in shares of the same Fund and Class on which they were paid at the net asset value. Such reinvestments automatically occur on the payment date of such dividends and capital gains distributions. Alternatively, if you contact the Transfer Agent, you may elect to receive dividends or capital gains distributions, or both, in cash.

     You will pay tax on dividends and distributions from the Funds whether you receive them in cash or additional shares. The Funds intend to make distributions that will either be taxed as ordinary income or capital gains. If, for any taxable year, a Fund distributes income from dividends from domestic corporations, and complies with certain requirements, corporate shareholders may be entitled to take a dividends-received deduction for some or all of the dividends they receive.

     If you redeem shares of a Fund or exchange them for shares of another Fund, unless you are a dealer, you generally will recognize capital gain or loss on the transaction. Any such gain or loss will be a long-term capital gain or loss, if you held such shares for more than 12 months. The maximum long-term capital gain tax rate for individuals is 20%.

     Income received by the Funds from investments in securities issued by foreign issuers may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Funds' ordinary income dividends (which include distributions of net short term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

     The Funds are required to withhold 31% ("Back-Up Withholding") of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct social security or taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to Back-up Withholding. Corporate shareholders and certain other shareholders specified in the IRC are exempt from Back-Up Withholding.

     Dividends derived from interest on municipal securities and designated by the Tax-Exempt Income Fund as exempt interest dividends by written notice to the shareholders, under existing law, are not subject to federal income tax. Dividends derived from net capital gains realized by the Fund are taxable to shareholders as a capital gain upon distribution. Any short-term capital gains or any taxable interest income or accrued market discount realized by the Fund will be distributed as a taxable ordinary income dividend distribution. These rules apply whether such distribution is made in cash or in additional shares. Any capital loss realized from shares held for six months or less is disallowed to the extent of tax-exempt dividend income received.

     Income from certain "private activity" bonds issued after August 7, 1986, are items of tax preference for the corporate and individual alternative minimum tax. If the Tax-Exempt Income Fund invests in private activity bonds, you may be subject to the alternative minimum tax on that part of such Fund distributions derived from interest income on those bonds. The receipt of exempt interest dividends also may have additional tax consequences. Certain of these are described in the Statement of Additional Information.

     The treatment for state and local tax purposes of distributions from the Tax-Exempt Income Fund representing municipal securities interest will vary according to the laws of state and local taxing authorities.

     The foregoing summarizes some of the federal income tax considerations with respect to the Funds and their shareholders. It is not a substitute for personal tax advice. You should consult your tax advisor for more information regarding the potential tax consequences of an investment in the Funds under all applicable tax laws.

     The Funds will mail statements indicating the tax status of your distributions to you annually.

                                FUND MANAGEMENT

THE INVESTMENT ADVISOR

     Enterprise Capital Management, Inc. serves as the investment advisor to each of the Funds. The Advisor selects Fund Managers for the Funds, subject to the approval of the Board of Directors of the Funds, and reviews each Fund Manager's continued performance. Evaluation Associates, Inc., which has had 31 years of experience in evaluating investment advisors for individuals and institutional investors, assists the Advisor in selecting Fund Managers. The Advisor also provides various administrative services and acts as Fund Manager for the Money Market Fund.

     The Securities and Exchange Commission has issued an exemptive order that permits the Advisor to enter into or amend Agreements with Fund Managers without obtaining shareholder approval each time. The exemptive order permits the Advisor, with Board approval, to employ new Fund Managers for the Funds, change the terms of the Agreements with Fund Managers or enter into a new Agreement with a Fund Manager. Shareholders of a Fund have the right to terminate an Agreement with a Fund Manager at any time by a vote of the majority of the outstanding voting securities of such Fund. The Funds will notify shareholders of any Fund Manager changes or other material amendments to the Agreements with Fund Managers that occur under these arrangements.

     The Advisor, which was incorporated in 1986, served as principal investment advisor to Alpha Fund, Inc., the predecessor of the Enterprise Growth Fund. The Advisor also serves as investment advisor to Enterprise Accumulation Trust and Enterprise International Group of Funds. The Advisor's address is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, GA 30326-1022.


     The following table sets forth the fee paid to the Advisor for the fiscal year ended December 31, 1999 by each Fund. The Advisor in turn compensated each Fund Manager at no additional cost to the Fund.



                                                              FEE (AS A PERCENTAGE OF
NAME OF FUND                                                    AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------
 Internet Fund..............................................           1.00%
*International Internet Fund................................           1.00%
 Global Financial Services Fund.............................           0.85%
*Global Health Care Fund....................................           1.00%
 Small Company Growth Fund..................................           1.00%
 Small Company Value Fund...................................           0.75%
 Multi-Cap Growth Fund......................................           1.00%
*Mid-Cap Growth Fund........................................           0.75%
 Growth Fund................................................           0.75%
 Equity Fund................................................           0.75%
 Equity Income Fund.........................................           0.75%
 Growth and Income Fund.....................................           0.75%
 Capital Appreciation Fund..................................           0.75%
*Large-Cap Fund.............................................           0.75%
 International Growth Fund..................................           0.85%
*Global Socially Responsive Fund............................           0.90%
*International Core Growth Fund.............................           1.00%
*Emerging Countries Fund....................................           1.25%
*Worldwide Growth Fund......................................           1.00%
 Balanced Fund..............................................           0.75%
 Managed Fund...............................................           0.75%
 Government Securities Fund.................................           0.60%
 Tax-Exempt Income Fund.....................................           0.50%
 High-Yield Bond Fund.......................................           0.60%
*Convertible Securities Fund................................           0.75%
 Money Market Fund..........................................           0.35%



* Because these Funds were not in existence on December 31, 1999, the fees in the table above reflect the fees that will be paid to the Advisor for the fiscal year ending December 31, 2000.

THE FUND MANAGERS

     The following chart sets forth certain information about each of the Fund Managers other than the Advisor, which acts as the Fund Manager to the Money Market Fund. The Fund Managers are responsible for the day-to-day management of the Funds. The Fund Managers typically manage assets for institutional investors and high net worth individuals. Collectively, the Fund Managers manage assets in excess of $250 billion for all clients, including The Enterprise Group of Funds.



  NAME OF FUND AND NAME AND                       THE FUND MANAGER'S
  ADDRESS OF FUND MANAGER                             EXPERIENCE                            FUND MANAGERS
  Internet Fund                          Alger has been an investment advisor   David Alger and Dan Chung are the
                                         since 1964. As of December 31, 1999,   individuals responsible for the
  Alger                                  total assets under management for all  day-to-day management of the Fund.
  1 World Trade Center                   clients were approximately $17.4       Mr. Alger has been employed by Alger
  Suite 9333                             billion. Usual investment minimum is   as Executive Vice President and
  New York, NY 10048                     $5 million.                            Director of Research since 1971 and
                                                                                as President since 1995. Mr. Chung
                                                                                has been employed by Alger since 1995
                                                                                as Senior Vice President and Senior
                                                                                Analyst. They have more than 30
                                                                                years' combined experience in the
                                                                                investment industry.
  International Internet Fund            Alger has been an investment advisor   David Alger and Dan Chung are the
                                         since 1964. As of December 31, 1999,   individuals responsible for the
  Alger                                  total assets under management for all  day-to-day management of the Fund.
  1 World Trade Center                   clients were approximately $17.4       Mr. Alger has been employed by Alger
  Suite 9333                             billion. Usual investment minimum is   as Executive Vice President and
  New York, NY 10048                     $5 million.                            Director of Research since 1971 and
                                                                                as President since 1995. Mr. Chung
                                                                                has been employed by Alger since 1995
                                                                                as Senior Vice President and Senior
                                                                                Analyst. They have more than 30
                                                                                years' combined experience in the
                                                                                investment industry.
  Global Financial Services Fund         Sanford Bernstein was established in   The day-to-day management of this
                                         1967 and as of December 31, 1999, had  Fund is performed by Sanford
  Sanford C. Bernstein & Co., Inc.       $88 billion in assets under            Bernstein's Policy Group, chaired by
  ("Sanford Bernstein")                  management. Usual investment minimum   Andrew S. Adelson, who has more than
  767 Fifth Avenue                       is $5 million.                         20 years' experience in the
  New York, New York 10153-0185                                                 investment industry. He joined
                                                                                Sanford Bernstein in 1980 and has
                                                                                served as Chief Investment Officer of
                                                                                International Investment Services
                                                                                since 1990.
  Global Health Care Fund                Nicholas-Applegate was organized as a  Day-to-day management of this Fund is partnership in 1984 and is 100% owned  performed by a team of analysts.
  Nicholas-Applegate Capital Management  by active partners. As of June 30,
  ("Nicholas-Applegate")                 2000, it had $42.8 billion under
  600 West Broadway                      management. Usual investment minimum
  San Diego, CA 92101                    is $250,000 for institutional
                                         account.
  Small Company Growth Fund              Witter has provided investment         William D. Witter, President of
                                         counseling since 1977. As of December  Witter, and Paul B. Phillips,
  William D. Witter, Inc.                31, 1999, total assets under           Managing Director of Witter, are
  ("Witter")                             management for all clients were $1.4   responsible for the day-to-day
  One Citicorp Center                    billion. Usual investment minimum is   management of the Fund. They have
  153 East 53rd Street                   $1 million.                            more than 80 years' combined
  New York, New York 10022                                                      experience in the investment
                                                                                industry. Mr. Witter and Mr. Phillips
                                                                                have been employed in their present
                                                                                positions by Witter since 1977 and
                                                                                1996, respectively. Mr. Phillips
                                                                                previously served as Senior Portfolio
                                                                                Manager at Bankers Trust Company from
                                                                                1986 to 1995.
  Small Company Value Fund               GAMCO's predecessor, Gabelli &         Mario J. Gabelli has served as Chief
                                         Company, Inc., was founded in 1977.    Investment Officer of GAMCO since its
  Gabelli Asset Management Company       As of March 31, 1999, total assets     inception in 1977 and is responsible
  (GAMCO Investors, Inc.)                under management for all clients were  for the day-to-day management of the
  ("GAMCO")                              $9.3 billion. Usual investment         Fund. He has more than 28 years'
  One Corporate Center                   minimum is $1 million.                 experience in the investment
  Rye, New York 10580                                                           industry.


  NAME OF FUND AND NAME AND                       THE FUND MANAGER'S
  ADDRESS OF FUND MANAGER                             EXPERIENCE                            FUND MANAGERS
  Multi-Cap Growth Fund                  Alger has been an investment adviser   David Alger and Seilai Khoo are the
                                         since 1964. As of December 31, 1999,   individuals responsible for the
  Fred Alger Management, Inc. ("Alger")  total assets under management for all  day-to-day management of the Fund.
  1 World Trade Center                   clients were approximately $17.4       Mr. Alger has been employed by Alger
  Suite 9333                             billion. Usual investment minimum is   as Executive Vice President and
  New York, NY 10048                     $5 million.                            Director of Research since 1971 and
                                                                                as President since 1995. Ms. Khoo has
                                                                                been employed by Alger as Senior Vice
                                                                                President and Portfolio Manager since
                                                                                1995 and served as Senior Research
                                                                                Analyst from 1990 to 1995. They have
                                                                                more than 40 years' combined
                                                                                experience in the investment
                                                                                industry.
  Mid-Cap Growth Fund                    Nicholas-Applegate was organized as a  Day-to-day management of this Fund is partnership in 1984 and is 100% owned  performed by a team of analysts.
  Nicholas-Applegate Capital Management  by active partners. As of June 30,
  ("Nicholas-Applegate")                 2000, it had $42.8 billion under
  600 West Broadway                      management. Usual investment minimum
  San Diego, CA 92101                    is $250,000 for institutional
                                         account.
  Growth Fund                            Montag & Caldwell has served as the    Ronald E. Canakaris, President and
                                         Fund Manager to Alpha Fund, Inc., the  Chief Investment Officer of Montag &
  Montag & Caldwell, Inc.                predecessor of the Growth Fund, since  Caldwell, is responsible for the
  ("Montag & Caldwell")                  the Fund was organized in 1968.        day-to-day investment management of
  3455 Peachtree Road, N.E.              Montag & Caldwell and its              the Growth Fund and has more than 30
  Suite 1200                             predecessors have been engaged in the  years' experience in the investment
  Atlanta, Georgia 30326-3248            business of providing investment       industry. He has been President of
                                         counseling to individuals and          Montag & Caldwell for more than 15
                                         institutions since 1945. Total assets  years.
                                         under management for all clients were
                                         approximately $35.1 billion as of
                                         December 31, 1999. Usual investment
                                         minimum is $40 million.
  Equity Fund                            The Board of Directors named TCW Fund  Glen E. Bickerstaff is responsible
                                         Manager effective November 1, 1999.    for the day-to-day management of the
  TCW Investment Management Company      TCW was founded in 1971 and as of      Fund and is a Managing Director of
  ("TCW")                                December 31, 1999, TCW and its         TCW, which he joined in May of 1998.
  865 South Figueroa Street              affiliated companies had               He has more than 19 years of
  Suite 1800                             approximately $71 billion under        investment industry experience, and
  Los Angeles, California 90017          management. Usual investment minimum   he previously served as Senior
                                         for equity accounts is $100 million.   Portfolio Manager and Vice President
                                                                                for Transamerica Investment Services.
  Equity Income Fund                     1740 Advisers has been providing       John V. Rock, President and Director
                                         investment counseling since 1971.      of 1740 Advisers, is responsible for
  1740 Advisers, Inc.                    1740 Advisers is an affiliate of the   the day-to-day investment management
  ("1740 Advisers")                      Advisor. Total assets under            of the Fund and has more than 35
  1740 Broadway                          management for 1740 Advisers as of     years' experience in the investment
  New York, New York 10019               December 31, 1999, were approximately  industry. He has served as President
                                         $2.1 billion. Usual investment         of 1740 Advisers since 1974.
                                         minimum is $20 million.
  Growth and Income Fund                 RSI has served as Fund Manager for     James P. Coughlin, President and
                                         Retirement System Fund Inc. Core       Chief Investment Officer of RSI, is
  Retirement System Investors Inc.       Equity Fund, the predecessor of The    responsible for the day-to-day
  ("RSI")                                Growth and Income Fund, since that     management of the Fund and has more
  317 Madison Avenue                     Fund was organized in 1991. RSI has    than 30 years' experience in the
  New York, New York 10017               been engaged in providing investment   investment industry. He has served as
                                         advisory services since 1989. Total    President and Chief Investment
                                         assets under management for RSI were   Officer of RSI since 1989.
                                         $974 million as of December 31, 1999.
  Capital Appreciation Fund              The Board of Directors named Marsico   Thomas F. Marsico is responsible for
                                         Fund Manager effective November 1,     the day-to-day management of the
  Marsico Capital Management, LLC        1999. Marsico has been providing       Fund. He has more than 19 years of
  ("Marsico")                            investment counseling since 1997. As   investment industry experience. He
  1200 17th Street                       of December 31, 1999, total assets     founded Marsico in 1997 and
  Suite 1300                             under management for all clients were  previously served as Portfolio
  Denver, Colorado 80202                 approximately $14.1 billion. Usual     Manager for Janus Capital
                                         investment minimum is $100 million.    Corporation.


  NAME OF FUND AND NAME AND                       THE FUND MANAGER'S
  ADDRESS OF FUND MANAGER                             EXPERIENCE                            FUND MANAGERS
  Large Cap Fund                         Nicholas-Applegate was organized as a  Day-to-day management of this Fund is partnership in 1984 and is 100% owned  performed by a team of analysts.
  Nicholas-Applegate Capital Management  by active partners. As of June 30,
  ("Nicholas-Applegate")                 2000, it had $42.8 billion under
  600 West Broadway                      management. Usual investment minimum
  San Diego, CA 92101                    is $250,000 for institutional
                                         account.
  International Growth Fund              Vontobel has provided investment       Fabrizio Pierallini, Senior Vice
                                         counseling since 1984. Vontobel's      President and Managing Director of
  Vontobel USA Inc.                      assets under management for all        International Investments is
  ("Vontobel")                           clients were $2.1 billion as of        responsible for the day-to-day
  450 Park Avenue                        December 31, 1999. Usual investment    management of the Fund. Mr.
  New York, New York 10022               minimum is $10 million.                Pierallini has been employed by
                                                                                Vontobel since 1994 as Senior Vice
                                                                                President and Managing Director. He
                                                                                previously served as associate
                                                                                director/portfolio manager for the
                                                                                Swiss Bank and has more than 18 years
                                                                                experience in the investment
                                                                                industry.
  Global Socially Responsive Fund        Rockefeller was incorporated in 1979   Farah-Joyce Haboucha, Co-director of
                                         and as of December 31, 1999, had $5.6  Socially Responsive Investments is
  Rockefeller & Co., Inc.                billion under management. Usual        responsible for the day-to-day
  ("Rockefeller")                        investment minimum is $20 million for  management of the Fund. Ms. Haboucha
  30 Rockefeller Plaza,                  separately managed accounts and $5     has been employed by Rockefeller
  54th floor                             million for pooled investment          since 1997. She previously served for
  New York, New York 10112               vehicles.                              10 years as a Senior Portfolio
                                                                                Manager and Co-director of Socially
                                                                                Responsive Investment Services at
                                                                                Neuberger & Berman and has more than
                                                                                18 years experience in the investment
                                                                                industry.
  International Core Growth Fund         Nicholas-Applegate was organized as a  Day-to-day management of this Fund is partnership in 1984 and is 100% owned  performed by a team of analysts.
  Nicholas-Applegate Capital Management  by active partners. As of June 30,
  ("Nicholas-Applegate")                 2000, it had $42.8 billion under
  600 West Broadway                      management. Usual investment minimum
  San Diego, CA 92101                    is $250,000 for institutional
                                         account.
  Emerging Countries Fund                Nicholas-Applegate was organized as a  Day-to-day management of this Fund is partnership in 1984 and is 100% owned  performed by a team of analysts.
  Nicholas-Applegate Capital Management  by active partners. As of June 30,
  ("Nicholas-Applegate")                 2000, it had $42.8 billion under
  600 West Broadway                      management. Usual investment minimum
  San Diego, CA 92101                    is $250,000 for institutional
                                         account.
  Worldwide Growth Fund                  Nicholas-Applegate was organized as a  Day-to-day management of this Fund is partnership in 1984 and is 100% owned  performed by a team of analysts.
  Nicholas-Applegate Capital Management  by active partners. As of June 30,
  ("Nicholas-Applegate")                 2000, it had $42.8 billion under
  600 West Broadway                      management. Usual investment minimum
  San Diego, CA 92101                    is $250,000 for institutional
                                         account.
  Balanced Fund                          Montag & Caldwell has served as the    Ronald E. Canakaris, President and
                                         Fund Manager to Alpha Fund, Inc., the  Chief Investment Officer of Montag &
  Montag & Caldwell                      predecessor of the Growth Fund, since  Caldwell and Helen M. Donahue,
  3455 Peachtree Road, N.E.              the Fund was organized in 1968.        Assistant Vice President, are
  Suite 1200                             Montag & Caldwell and its              responsible for the day-to-day
  Atlanta, Georgia 30326-3248            predecessors have been engaged in the  investment management of the Balanced
                                         business of providing investment       Fund. They have more than 36 years'
                                         counseling to individuals and          combined experience in the investment
                                         institutions since 1945. Total assets  industry. Mr. Canakaris has been under management for all clients were  President of Montag & Caldwell for
                                         approximately $35.1 billion as of      more than 15 years. Ms. Donahue has
                                         December 31, 1999. Usual investment    served as Assistant Vice President
                                         minimum is $40 million.                since 1997 and immediately prior to
                                                                                that served as Senior Consultant at
                                                                                Ernst & Young, L.L.P. in 1997. She
                                                                                was the Assistant Vice President of
                                                                                Legg Mason Capital Management from
                                                                                1991-1996.


  NAME OF FUND AND NAME AND                       THE FUND MANAGER'S
  ADDRESS OF FUND MANAGER                             EXPERIENCE                            FUND MANAGERS
  Managed Fund                           The two Fund Managers are allocated    Richard J. Glasebrook II, Managing
                                         net cash flows into and redemptions    Director of Oppenheimer Capital is
  OpCap Advisors ("OpCap")               out of the Fund on a 50/50 basis.      responsible for the day-to-day
  1345 Avenue of the Americas            OpCap handles both equity and fixed    management of OpCap's portion of the
  47th Floor                             income investments and Sanford         Fund. He has more than 25 years'
  New York, New York 10105               Bernstein handles equities.            investment industry experience. Mr.
   and                                                                          Glasebrook has served as Managing
  Sanford Bernstein                      OpCap has provided investment          Director of Oppenheimer Capital since
  767 Fifth Avenue                       counseling services since 1987. As of  1994 and immediately prior to that
  New York, New York                     December 31, 1999, OpCap and its       served as Senior Vice President.
  10153-0185                             affiliates have over $52.1 billion
                                         under management. Usual investment     Day-to-day management of Sanford
                                         minimum is $20 million.                Bernstein's portion of the Fund will
                                                                                be handled by Sanford Bernstein's
                                         Sanford Bernstein was established in   Investment Policy Group, chaired by
                                         1967 and as of December 31, 1999, had  Steven Pisarkiewicz, who has 15 years
                                         $88 billion in assets under            of experience in the investment
                                         management. Usual investment minimum   industry. He joined Sanford Bernstein
                                         is $5 million.                         in 1989 and assumed his current
                                                                                position as Chairman and Chief
                                                                                Investment Officer for Structured
                                                                                Equity Services in 1998. He
                                                                                previously served as Managing
                                                                                Director of Institutional Services
                                                                                from 1991-1997 and as Senior
                                                                                Portfolio Manager for U.S. Equity
                                                                                investment group from 1997-1998.
  Government Securities Fund             The firm was founded in 1971 and as    Philip A. Barach and Jeffrey E.
                                         of December 31, 1999, TCW and its      Gundlach, Managing Directors of TCW
  TCW                                    affiliated companies had               are responsible for the day-to-day
  865 South Figueroa Street              approximately $71 billion under        investment management of the Fund and
  Suite 1800                             management or committed for            have more than 37 years' combined
  Los Angeles, California 90017          management in various fiduciary        experience in the investment
                                         advisory capacities. Usual investment  industry. They have served as
                                         minimum for fixed income accounts is   Managing Directors since they joined
                                         $50 million.                           TCW in 1987 and 1985, respectively.
  Tax-Exempt Income Fund                 MBIA has provided investment           Robert M. Ohanesian joined MBIA as
                                         counseling services since 1987. As of  President and Chief Investment
  MBIA Capital Management Corp.          December 31, 1999, assets under        Officer and has held those positions
  ("MBIA")                               management for all clients were        since 1994. He has more than 25
  113 King Street                        approximately $29.6 billion. Usual     years' experience in the investment
  Armonk, New York 10504                 investment minimum is $10 million.     industry and serves as portfolio
                                                                                manager to the Fund.
  High-Yield Bond Fund                   Caywood-Scholl has provided            James Caywood, Managing Director and
                                         investment advice with respect to      Chief Investment Officer of Caywood-
  Caywood-Scholl Capital Management      high-yield, low grade fixed income     Scholl, is responsible for the
  ("Caywood-Scholl")                     instruments since 1986. As of          day-to-day management of the Fund. He
  4350 Executive Drive, Suite 125        December 31, 1999, assets under        has more than 30 years' investment
  San Diego, California 92121            management for all clients were        industry experience. He joined
                                         approximately $1.4 billion. Usual      Caywood-Scholl in 1986 as Managing
                                         investment minimum is $1 million.      Director and Chief Investment Officer
                                                                                and has held those positions since
                                                                                1986.
  Convertible Securities Fund            Nicholas-Applegate was organized as a  Day-to-day management of this Fund is partnership in 1984 and is 100% owned  performed by a team of analysts.
  Nicholas-Applegate Capital Management  by active partners. As of June 30,
  ("Nicholas-Applegate")                 2000, it had $42.8 billion under
  600 West Broadway                      management. Usual investment minimum
  San Diego, CA 92101                    is $250,000 for institutional
                                         account.

                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS)


     Except for the 2000 financial highlights, which have not yet been audited, the following financial highlights have been audited by PricewaterhouseCoopers LLP, independent auditors. The Financial Highlights tables for each Fund is intended to help you understand the Fund's financial performance for the past 5 years, or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the following new Funds are not provided because these Funds commenced operation after June 30, 2000: Global Socially Responsive, Global Health Care, Mid-Cap Growth, Worldwide Growth, Emerging Countries and Convertible Securities Funds. The International Internet Fund commenced operations on June 30, 2000 with a beginning NAV of $10 per share. At June 30, net assets totaled $13,896 million, including $647 thousand in Class Y. The International Internet Fund had no investments of June 30, 2000.


A Annualized
B Not Annualized
E Effective September 1, 1995, ratio includes expenses paid indirectly. F Based on average monthly shares outstanding.


                                                                                 FOR THE PERIOD
                                                                (UNAUDITED)          7/1/99
                                                              SIX MONTHS ENDED      THROUGH
ENTERPRISE INTERNET FUND (CLASS Y)                             JUNE 30, 2000        12/31/99
-----------------------------------------------------------------------------------------------
Net asset value beginning of period.........................      $ 31.82           $ 10.00
Net investment income (loss)................................        (0.18)(F)         (0.06)(F)
Net realized and unrealized gains (loss) on investments.....        (3.41)            22.23
                                                              ---------------------------------
Total from investment operations............................        (3.59)            22.17
                                                              ---------------------------------
Dividends from net investment income........................           --                --
Distributions from capital gains............................        (0.10)            (0.35)
                                                              ---------------------------------
Total distributions.........................................        (0.10)            (0.35)
                                                              ---------------------------------
Net asset value end of period...............................      $ 28.13           $ 31.82
                                                              ---------------------------------
Total return................................................       (11.36)%(B)       221.79%(B)
Net assets end of period (in thousands).....................      $ 1,111           $ 1,381
Ratio of expenses to average net assets.....................         1.40%(A)          1.45%(A)
Ratio of expenses to average net assets (excluding
 reimbursement).............................................         1.40%(A)          1.79%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................        (1.08)%(A)        (0.68)%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................        (1.08)%(A)        (1.02)%(A)
Portfolio turnover rate.....................................           58%               31%



                                                                                                      FOR THE PERIOD
                                                                (UNAUDITED)                           OCTOBER 1, 1998
                                                              SIX MONTHS ENDED      YEAR ENDED            THROUGH
ENTERPRISE GLOBAL FINANCIAL SERVICES FUND (CLASS Y)            JUNE 30, 2000     DECEMBER 31, 1999   DECEMBER 31, 1998
----------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................       $ 5.59             $ 6.05              $ 5.00
Net investment income (loss)................................         0.04(F)            0.10(F)             0.01
Net realized and unrealized gains (losses) on investments...        (0.27)             (0.38)               1.04
                                                              --------------------------------------------------------
Total from investment operations............................        (0.23)             (0.28)               1.05
                                                              --------------------------------------------------------
Dividends from net investment income........................           --              (0.06)                 --
Distributions from net realized capital gains...............        (0.02)             (0.12)                 --
                                                              --------------------------------------------------------
Total distributions.........................................        (0.02)             (0.18)                 --
                                                              --------------------------------------------------------
Net asset value end of period...............................       $ 5.34             $ 5.59              $ 6.05
                                                              --------------------------------------------------------
Total return................................................        (4.21)%(B)         (4.51)%             21.00%(B)
Net assets end of period (in thousands).....................       $5,283             $5,477              $5,697
Ratio of expenses to average net assets.....................         1.30%(A)           1.30%               1.30%(A)
Ratio of expenses to average net assets (excluding
 reimbursement).............................................         1.94%(A)           2.57%               5.09%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................         1.65%(A)           1.63%               0.61%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................         1.02%(A)           0.36%              (3.18)%(A)
Portfolio turnover rate.....................................           13%                16%                  2%

         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS)

                                                                        YEAR ENDED
                                                  (UNAUDITED)          DECEMBER 31,         FOR THE PERIOD
                                                SIX MONTHS ENDED    ------------------     OCTOBER 1 THROUGH
ENTERPRISE SMALL COMPANY GROWTH FUND (CLASS Y)   JUNE 30, 2000       1999        1998      DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........        $ 33.56         $ 22.55     $23.43          $ 26.62
Net investment income (loss)................          (0.15)(F)       (0.23)(F)  (0.23)(F)        (0.07)
Net realized and unrealized gain (loss) on
 investments................................           0.92           11.24      (0.65)           (2.57)
                                                ------------------------------------------------------------
Total from investment operations............           0.77           11.01      (0.88)           (2.64)
                                                ------------------------------------------------------------
Dividends from net investment income........             --              --         --               --
Distributions from capital gains............          (0.25)             --         --            (0.55)
                                                ------------------------------------------------------------
Total distributions.........................          (0.25)             --         --            (0.55)
                                                ------------------------------------------------------------
Net asset value end of period...............        $ 34.08         $ 33.56     $22.55          $ 23.43
                                                ------------------------------------------------------------
Total return................................           2.20%(B)       48.82%     (3.76)%          (9.92)%(B)
Net assets end of period (in thousands).....        $ 8,980         $ 9,296     $9,084          $13,540
Ratio of expenses to average net assets.....           1.40%(A)        1.40%      1.40%            1.40%(A)
Ratio of expenses to average net assets
 (excluding reimbursement)..................           1.55%(A)        1.84%      2.15%            1.96%(A)
Ratio of net investment income (loss) to
 average net assets.........................          (0.87)%(A)      (0.93)%    (1.03)%          (1.12)%(A)
Ratio of net investment income (loss) to
 average net assets (excluding
 reimbursement).............................          (1.02)%(A)      (1.37)%    (1.78)%          (1.68)%(A)
Portfolio turnover rate.....................             29%             62%       151%              24%


                                                      YEAR ENDED SEPTEMBER 30,
                                                -------------------------------------
ENTERPRISE SMALL COMPANY GROWTH FUND (CLASS Y)   1997       1996      1995      1994
----------------------------------------------  -------------------------------------
Net asset value beginning of period.........    $ 25.08    $19.05    $14.01    $14.74
Net investment income (loss)................      (0.13)    (0.17)    (0.12)    (0.04)
Net realized and unrealized gain (loss) on
 investments................................       3.73      7.62      5.49      1.58
                                                -------------------------------------
Total from investment operations............       3.60      7.45      5.37      1.54
                                                -------------------------------------
Dividends from net investment income........         --        --        --        --
Distributions from capital gains............      (2.06)    (1.42)    (0.33)    (2.27)
                                                -------------------------------------
Total distributions.........................      (2.06)    (1.42)    (0.33)    (2.27)
                                                -------------------------------------
Net asset value end of period...............    $ 26.62    $25.08    $19.05    $14.01
                                                -------------------------------------
Total return................................      16.24%    42.07%    39.20%    11.89%
Net assets end of period (in thousands).....    $15,355    $6,609    $2,950    $1,825
Ratio of expenses to average net assets.....       1.84%     1.96%     1.85%     1.85%
Ratio of expenses to average net assets
 (excluding reimbursement)..................       3.08%     3.46%     5.15%     6.16%
Ratio of net investment income (loss) to
 average net assets.........................      (1.30)%   (1.43)%   (1.33)%   (1.37)%
Ratio of net investment income (loss) to
 average net assets (excluding
 reimbursement).............................      (2.54)%   (2.93)%   (4.63)%   (5.68)%
Portfolio turnover rate.....................        158%       78%       84%       73%



                                                  (UNAUDITED)                YEAR ENDED DECEMBER 31,             FOR THE PERIOD
                                                SIX MONTHS ENDED     ----------------------------------------    MAY 25 THROUGH
ENTERPRISE SMALL COMPANY VALUE FUND (CLASS Y)    JUNE 30, 2000        1999       1998       1997        1996    DECEMBER 31, 1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period...........       $ 8.73          $ 8.06     $ 7.81     $  5.77     $ 5.43        $ 5.37
Net investment income (loss)..................         0.02(F)         0.02(F)    0.01(F)     1.45       0.01          0.04
Net realized and unrealized gain (loss) on
 investments..................................         0.26            1.30       0.46        1.12       0.63          0.26
                                                ---------------------------------------------------------------------------------
Total from investment operations..............         0.28            1.32       0.47        2.57       0.64          0.30
                                                ---------------------------------------------------------------------------------
Dividends from net investment income..........           --              --         --          --         --         (0.04)
Distributions from capital gains..............        (0.15)          (0.65)     (0.22)      (0.53)     (0.30)        (0.20)
                                                ---------------------------------------------------------------------------------
Total distributions...........................        (0.15)          (0.65)     (0.22)      (0.53)     (0.30)        (0.24)
                                                ---------------------------------------------------------------------------------
Net asset value end of period.................       $ 8.86          $ 8.73     $ 8.06     $  7.81     $ 5.77        $ 5.43
                                                ---------------------------------------------------------------------------------
Total return..................................         3.23%(B)       16.60%      6.13%      44.53%     11.83%         5.55%(B)
Net assets end of period (in thousands).......       $1,352          $  619     $  277     $   119     $1,926        $2,832
Ratio of expenses to average net assets.......         1.13%(A)        1.18%      1.30%       1.30%      1.30%         1.30%(A)
Ratio of expenses to average net assets
 (excluding reimbursement)....................         1.13%(A)        1.18%      1.39%       1.85%      1.92%         1.81%(A)
Ratio of net investment income (loss) to
 average net assets...........................         0.36%(A)        0.23%      0.06%       2.74%      0.35%         0.18%(A)
Ratio of net investment income (loss) to
 average net assets (excluding
 reimbursement)...............................         0.36%(A)        0.23%     (0.02)%      2.19%     (0.27)%       (0.33)%(A)
Portfolio turnover rate.......................           36%             46%        33%(A)      63%       144%           37%(A)



                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED        FOR THE PERIOD
ENTERPRISE MULTI-CAP GROWTH FUND (CLASS Y)                     JUNE 30, 2000     7/1/99 THROUGH 12/31/99
---------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................       $13.76                 $ 5.00
Net investment income (loss)................................        (0.06)(F)              (0.02)(F)
Net realized and unrealized gain (loss) on investments......        (0.81)                  8.99
                                                              -------------------------------------------
Total from investment operations............................        (0.87)                  8.97
                                                              -------------------------------------------
Dividends from net investment income........................           --                     --
Distributions from capital gains............................           --                  (0.21)
                                                              -------------------------------------------
Total distributions.........................................           --                  (0.21)
                                                              -------------------------------------------
Net asset value end of period...............................       $12.89                  13.76
                                                              -------------------------------------------
Total Return................................................        (6.32)%(B)            179.66%(B)
Net assets end of period (in thousands).....................       $  791                 $  641
Ratio of expenses to average net assets.....................         1.40%(A)               1.40%(A)
Ratio of expenses to average net assets (excluding
 reimbursement).............................................         1.48%(A)               2.42%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................        (0.82)%(A)             (0.51)%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................        (0.89)%(A)             (1.54)%(A)
Portfolio turnover rate.....................................           43%                    32%

         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS)


                                                                (UNAUDITED)                  YEAR ENDED DECEMBER 31,
                                                              SIX MONTHS ENDED     -------------------------------------------
ENTERPRISE GROWTH FUND (CLASS Y)                               JUNE 30, 2000        1999        1998        1997         1996
------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................      $ 25.06          $ 21.41     $ 17.02     $ 13.12      $11.96
Net investment income (loss)................................        (0.01)(F)        (0.02)(F)   (0.02)(F)   (0.02)         --
Net realized and unrealized gain (loss) on investments......        (0.82)            4.80        5.45        4.27        1.90
                                                              ----------------------------------------------------------------
Total from investment operations............................        (0.83)            4.78        5.43        4.25        1.90
                                                              ----------------------------------------------------------------
Dividends from net investment Income........................           --               --          --          --          --
Distributions from capital gains............................        (0.78)           (1.13)      (1.04)      (0.35)      (0.74)
                                                              ----------------------------------------------------------------
Total distributions.........................................        (0.78)           (1.13)      (1.04)      (0.35)      (0.74)
                                                              ----------------------------------------------------------------
Net asset value end of period...............................      $ 23.45          $ 25.06     $ 21.41     $ 17.02      $13.12
                                                              ----------------------------------------------------------------
Total return................................................        (3.31)%(B)       22.52%      32.09%      32.40%      15.91%(B)
Net assets end of period (in thousands).....................      $90,860          $86,826     $60,640     $44,596      $2,339
Ratio of expenses to average net assets.....................         0.96%(A)         0.95%       1.03%       0.97%(E)    1.10%(AE)
Ratio of expenses to average net assets (excluding
 reimbursement).............................................         0.96%(A)         0.95%       1.03%       0.97%(E)    1.10%(AE)
Ratio of net investment income (loss) to average net
 assets.....................................................        (0.07)%(A)       (0.07)%     (0.13)%     (0.10)%      0.04%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................        (0.07)%(A)       (0.07)%     (0.13)%     (0.10)%      0.04%(A)
Portfolio turnover rate.....................................           27%              38%         28%         22%         30%(A)






                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED       YEAR ENDED             FOR THE PERIOD
ENTERPRISE EQUITY FUND (CLASS Y)                               JUNE 30, 2000      DECEMBER 31, 1999    10/14/98 THROUGH 12/31/98
--------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................      $  7.26              $  6.43                  $ 5.86
Net investment income (loss)................................        (0.02)(F)             0.01(F)                 0.01
Net realized and unrealized gains (losses) on investments...         1.28                 1.13                    0.63
                                                              ------------------------------------------------------------------
Total from investment operations............................         1.26                 1.14                    0.64
                                                              ------------------------------------------------------------------
Dividends from net investment income........................           --                   --                   (0.04)
Distributions from net realized capital gains...............        (0.09)               (0.31)                  (0.03)
                                                              ------------------------------------------------------------------
Total distributions.........................................        (0.09)               (0.31)                  (0.07)
                                                              ------------------------------------------------------------------
Net asset value end of period...............................      $  8.43              $  7.26                  $ 6.43
                                                              ------------------------------------------------------------------
Total return................................................        17.42%(B)            17.89%                  10.93%(B)
Net assets end of period (in thousands).....................      $   270              $   161                  $   57
Ratio of expenses to average net assets.....................         1.15%(A)             1.15%                   1.13%(A)
Ratio of expenses to average net assets (excluding
 reimbursement).............................................         1.52%(A)             2.15%                   2.26%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................        (0.41)%(A)            0.21%                   1.04%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................        (0.78)%(A)           (0.79)%                 (0.11)%(A)
Portfolio turnover rate.....................................           13%                 176%                     35%(A)



                                                                 (UNAUDITED)
                                                               SIX MONTHS ENDED       YEAR ENDED              FOR THE PERIOD
ENTERPRISE EQUITY INCOME FUND (CLASS Y)                         JUNE 30, 2000      DECEMBER 31, 1999     1/22/98 THROUGH 12/31/98
---------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period........................         $27.46              $26.87                    $26.25
                                                               ------------------------------------------------------------------
Net investment income (loss)...............................           0.17(F)             0.34(F)                   0.47
Net realized and unrealized gain (loss) on investments.....          (1.26)               1.70                      2.69
                                                               ------------------------------------------------------------------
Total from investment operations...........................          (1.09)               2.04                      3.16
                                                               ------------------------------------------------------------------
Dividends from net investment income.......................          (0.17)              (0.33)                    (0.48)
Distributions from capital gains...........................          (0.85)              (1.12)                    (2.06)
                                                               ------------------------------------------------------------------
Total distributions........................................          (1.02)              (1.45)                    (2.54)
                                                               ------------------------------------------------------------------
Net asset value end of period..............................         $25.35              $27.46                    $26.87
                                                               ------------------------------------------------------------------
Total return...............................................          (3.99)%(B)           7.69%                    12.26%(B)
Net assets end of period (in thousands)....................         $  119              $  153                    $  112
Ratio of expenses to average net assets....................           1.05%(A)            1.05%                     1.05%(A)
Ratio of expenses to average net assets (excluding
 reimbursement)............................................           1.09%(A)            1.07%                     1.13%(A)
Ratio of net investment income (loss) to average net
 assets....................................................           1.28%(A)            1.20%                     1.79%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement).................................           1.24%(A)            1.18%                     1.72%(A)
Portfolio turnover rate....................................             14%                 32%                       31%(A)

         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS)

                                                                       YEAR ENDED
                                                 (UNAUDITED)          DECEMBER 31,        FOR THE PERIOD
                                               SIX MONTHS ENDED    ------------------    OCTOBER 1 THROUGH
ENTERPRISE GROWTH AND INCOME FUND (CLASS Y)     JUNE 30, 2000       1999       1998      DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------
Net asset value beginning of period..........  $       38.91       $ 29.13    $ 25.24         $ 25.73
Net investment income (loss).................           0.09(F)       0.14(F)    0.29            0.06
Net realized and unrealized gain (loss)
 on investments..............................           2.05          9.65       4.00            0.02
                                               -----------------------------------------------------------
Total from investment operations.............           2.14          9.79       4.29            0.08
                                               -----------------------------------------------------------
Dividends from net investment income.........             --            --      (0.17)          (0.11)
Distributions from capital gains.............             --         (0.01)     (0.23)          (0.46)
                                               -----------------------------------------------------------
Total distributions..........................             --         (0.01)     (0.40)          (0.57)
                                               -----------------------------------------------------------
Net asset value end of period................  $       41.05       $ 38.91    $ 29.13         $ 25.24
                                               -----------------------------------------------------------
Total return.................................           5.50%(B)     33.59%     17.08%           0.31%(B)
Net assets end of period (in thousands)......  $      17,273       $17,116    $18,310         $15,542
Ratio of expenses to average net assets......           1.05%(A)      1.05%      1.05%           1.05%(A)
Ratio of expenses to average net assets
 (excluding reimbursement)...................           1.10%(A)      1.18%      1.48%           1.68%(A)
Ratio of net investment income (loss) to
 average net assets..........................           0.47%(A)      0.41%      0.89%           0.96%(A)
Ratio of net investment income (loss) to
 average net assets (excluding
 reimbursement)..............................           0.41%(A)      0.29%      0.45%           0.33%(A)
Portfolio turnover rate......................              4%            3%         5%              1%(A)


                                                     YEAR ENDED SEPTEMBER 30,
                                               -------------------------------------
ENTERPRISE GROWTH AND INCOME FUND (CLASS Y)     1997       1996      1995      1994
---------------------------------------------  -------------------------------------
Net asset value beginning of period..........  $ 20.11    $16.69    $12.72    $12.08
Net investment income (loss).................     0.35      0.21      0.13      0.15
Net realized and unrealized gain (loss)
 on investments..............................     6.18      3.45      4.22      0.74
                                               -------------------------------------
Total from investment operations.............     6.53      3.66      4.35      0.89
                                               -------------------------------------
Dividends from net investment income.........    (0.20)    (0.24)    (0.16)    (0.14)
Distributions from capital gains.............    (0.71)       --     (0.22)    (0.11)
                                               -------------------------------------
Total distributions..........................    (0.91)    (0.24)    (0.38)    (0.25)
                                               -------------------------------------
Net asset value end of period................  $ 25.73    $20.11    $16.69    $12.72
                                               -------------------------------------
Total return.................................    33.55%    22.21%    35.24%     7.47%
Net assets end of period (in thousands)......  $15,428    $8,865    $5,657    $3,639
Ratio of expenses to average net assets......     0.99%     0.97%     0.90%     0.90%
Ratio of expenses to average net assets
 (excluding reimbursement)...................     2.20%     2.05%     2.20%     2.23%
Ratio of net investment income (loss) to
 average net assets..........................     0.88%     1.23%     1.52%     1.17%
Ratio of net investment income (loss) to
 average net assets (excluding
 reimbursement)..............................    (0.33)%    0.15%     0.22%    (0.16)%
Portfolio turnover rate......................       16%       18%       25%       10%



                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED      YEAR ENDED            FOR THE PERIOD
ENTERPRISE CAPITAL APPRECIATION (CLASS Y)                      JUNE 30, 2000     DECEMBER 31, 1999   5/14/98 THROUGH 12/31/98
-----------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................       $47.14             $38.79                  $40.71
                                                              ---------------------------------------------------------------
Net investment income (loss)................................        (0.06)(F)          (0.28)(F)               (0.15)(F)
Net realized and unrealized gain (loss) on investments......        (2.48)             15.57                    5.34
                                                              ---------------------------------------------------------------
Total from investment operations............................        (2.54)             15.29                    5.19
                                                              ---------------------------------------------------------------
Dividends from net investment income........................           --                 --                      --
Distributions from capital gains............................        (6.36)             (6.94)                  (7.11)
                                                              ---------------------------------------------------------------
Total distributions.........................................        (6.36)             (6.94)                  (7.11)
                                                              ---------------------------------------------------------------
Net asset value end of period...............................       $38.24             $47.14                  $38.79
                                                              ---------------------------------------------------------------
Total return................................................        (6.35)%(B)         40.04%                  14.08%(B)
Net assets end of period (in thousands).....................       $  570             $  428                  $  204
Ratio of expenses to average net assets.....................         1.09%(A)           1.07%                   1.05%(A)
Ratio of expenses to average net assets (excluding
 reimbursement).............................................         1.09%(A)           1.07%                   1.05%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................        (0.30)%(A)         (0.69)%                 (0.51)%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................        (0.30)%(A)         (0.69)%                 (0.51)%(A)
Portfolio turnover rate.....................................           72%               170%                     76%(A)






                                                  (UNAUDITED)                 YEAR ENDED DECEMBER 31,              FOR THE PERIOD
                                                SIX MONTHS ENDED     ------------------------------------------    JULY 5 THROUGH
ENTERPRISE INTERNATIONAL GROWTH FUND (CLASS Y)   JUNE 30, 2000        1999        1998        1997        1996    DECEMBER 31, 1995
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period..........       $ 23.82          $ 18.88     $ 16.71     $ 17.10     $16.07        $14.93
Net investment income (loss).................         (0.00)(F,G)      (0.03)(F)    0.14        0.17       0.14          0.02
Net realized and unrealized gain (loss) on
 investments.................................         (2.84)            7.40        2.32        0.72       1.92          2.02
                                                -----------------------------------------------------------------------------------
Total from investment operations.............         (2.84)            7.37        2.46        0.89       2.06          2.04
                                                -----------------------------------------------------------------------------------
Dividends from net investment income.........            --            (0.25)      (0.14)      (0.15)     (0.16)        (0.14)
Distributions from capital gains.............         (0.22)           (2.18)      (0.15)      (1.13)     (0.87)        (0.76)
                                                -----------------------------------------------------------------------------------
Total distributions..........................         (0.22)           (2.43)      (0.29)      (1.28)     (1.03)        (0.90)
                                                -----------------------------------------------------------------------------------
Net asset value end of period................       $ 20.76          $ 23.82     $ 18.88     $ 16.71     $17.10        $16.07
                                                -----------------------------------------------------------------------------------
Total return.................................        (12.02)%(B)       40.39%      14.73%       5.21%     12.86%        13.65%(B)
Net assets end of period (in thousands)......       $24,062          $20,738     $13,379     $10,986     $8,828        $3,109
Ratio of expenses to average net assets......          1.40%(A)         1.48%       1.55%       1.55%      1.55%         1.55%(A)
Ratio of expenses to average net assets
 (excluding reimbursement)...................          1.40%(A)         1.48%       1.66%       1.66%      1.75%         1.75%(A)
Ratio of net investment income (loss) to
 average net assets..........................         (0.00)%(A)       (0.14)%      0.75%       0.95%      1.03%         0.26%(A)
Ratio of net investment income (loss) to
 average net assets (excluding
 reimbursement)..............................         (0.00)%(A)       (0.14)%      0.64%       0.84%      0.84%         0.05%(A)
Portfolio turnover rate......................            34%             131%         52%         27%        24%           31%(A)

         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS)


                                                                (UNAUDITED)       FOR THE PERIOD
                                                              SIX MONTHS ENDED    7/1/99 THROUGH
ENTERPRISE BALANCED FUND (CLASS Y)                             JUNE 30, 2000         12/31/99
--------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................       $ 5.36             $ 5.00
Net investment income (loss)................................         0.05(F)            0.05(F)
Net realized and unrealized gain (loss) on investments......        (0.06)              0.34
                                                              ------------------------------------
Total from investment operations............................        (0.01)              0.39
                                                              ------------------------------------
Dividends from net investment income........................        (0.02)             (0.03)
Distributions from capital gains............................        (0.05)                --
                                                              ------------------------------------
Total distributions.........................................        (0.07)             (0.03)
                                                              ------------------------------------
Net asset value end of period...............................       $ 5.28             $ 5.36
                                                              ------------------------------------
Total return................................................        (0.12)%(B)          7.91%(B)
Net assets end of period (in thousands).....................       $  107             $  109
Ratio of expenses to average net assets.....................         0.95%(A)           0.95%(A)
Ratio of expenses to average net assets (excluding
 reimbursement).............................................         2.15%(A)           6.06%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................         1.92%(A)           1.74%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................         0.71%(A)          (3.36)%(A)
Portfolio turnover rate.....................................           26%                20%



                                                  (UNAUDITED)                  YEAR ENDED DECEMBER 31,             FOR THE PERIOD
                                                SIX MONTHS ENDED     -------------------------------------------   7/5/95 THROUGH
ENTERPRISE MANAGED FUND (CLASS Y)                JUNE 30, 2000        1999        1998        1997        1996        12/31/95
---------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period...........      $  9.05          $  9.25     $  9.27     $  7.98     $  6.70      $  6.17
Net investment income (loss)..................         0.05(F)          0.10(F)     0.10        0.08        0.09         0.03
Net realized and unrealized gain (loss) on
 investments..................................        (0.28)            0.62        0.55        1.64        1.42         0.57
                                                ---------------------------------------------------------------------------------
Total from investment operations..............        (0.23)            0.72        0.65        1.72        1.51         0.60
                                                ---------------------------------------------------------------------------------
Dividends from net investment income..........           --            (0.11)      (0.09)      (0.07)      (0.09)       (0.04)
Distributions from capital gains..............        (0.82)           (0.81)      (0.58)      (0.36)      (0.14)       (0.03)
                                                ---------------------------------------------------------------------------------
Total distributions...........................        (0.82)           (0.92)      (0.67)      (0.43)      (0.23)       (0.07)
                                                ---------------------------------------------------------------------------------
Net asset value end of period.................      $  8.00          $  9.05     $  9.25     $  9.27     $  7.98      $  6.70
                                                ---------------------------------------------------------------------------------
Total return..................................        (2.75)%(B)        7.94%       7.20%      21.60%      22.63%        9.80%(B)
Net assets end of period (in thousands).......      $60,529          $81,090     $89,084     $80,879     $57,794      $26,664
Ratio of expenses to average net assets.......         1.06%(A)         1.03%       1.05%       1.04%       1.12%        1.30%(A)
Ratio of expenses to average net assets
 (excluding reimbursement)....................         1.07%(A)         1.03%       1.05%       1.04%       1.12%        1.41%(A)
Ratio of net investment income (loss) to
 average net assets...........................         1.20%(A)         1.04%       1.01%       0.92%       1.57%        1.39%(A)
Ratio of net investment income (loss) to
 average net assets (excluding
 reimbursement)...............................         1.18%(A)         1.04%       1.01%       0.92%       1.57%        1.28%(A)
Portfolio turnover rate.......................           13%              95%         43%         28%         33%          26%(A)



                                                                                        YEAR ENDED
                                                                 (UNAUDITED)           DECEMBER 31,          FOR THE PERIOD
                                                               SIX MONTHS ENDED    ---------------------     JULY 17 THROUGH
ENTERPRISE GOVERNMENT SECURITIES FUND (CLASS Y)                 JUNE 30, 2000       1999          1998      DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period........................        $ 11.56         $ 12.14      $12.02            $11.87
Net investment income (loss)...............................           0.36(F)         0.70(F)     0.74              0.35
Net realized and unrealized gain (loss) on investments.....           0.04           (0.58)       0.12              0.15
                                                               --------------------------------------------------------------
Total from investment operations...........................           0.40            0.12        0.86              0.50
                                                               --------------------------------------------------------------
Dividends from net investment income.......................          (0.36)          (0.70)      (0.74)            (0.35)
Distributions from capital gains...........................             --              --          --                --
                                                               --------------------------------------------------------------
Total distributions........................................          (0.36)          (0.70)      (0.74)            (0.35)
                                                               --------------------------------------------------------------
Net asset value end of period..............................        $ 11.60         $ 11.56      $12.14            $12.02
                                                               --------------------------------------------------------------
Total return...............................................           3.49%(B)        1.04%       7.30%             4.02%(B)
Net assets end of period (in thousands)....................        $ 7,079         $ 6,212      $7,281            $7,569
Ratio of expenses to average net assets....................           0.85%(A)        0.85%       0.85%             0.85%(A)
Ratio of expenses to average net assets (excluding
 reimbursement)............................................           0.96%(A)        0.94%       0.93%             1.02%(A)
Ratio of net investment income (loss) to average net
 assets....................................................           6.22%(A)        5.92%       6.06%             6.40%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement).................................           6.11%(A)        5.83%       5.98%             6.23%(A)
Portfolio turnover rate....................................              7%             11%          8%               10%(A)



                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED      YEAR ENDED             FOR THE PERIOD
ENTERPRISE TAX-EXEMPT INCOME FUND (CLASS Y)                    JUNE 30, 2000     DECEMBER 31, 1999    11/17/98 THROUGH 12/31/98
-------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................      $ 12.82             $ 13.84                  $14.12
Net investment income (loss)................................         0.31(F)             0.61(F)                 0.07
Net realized and unrealized gains (losses) on investments...         0.19                0.92                    0.03
                                                              -----------------------------------------------------------------
Total from investment operations............................         0.50               (0.31)                   0.10
                                                              -----------------------------------------------------------------
Dividends from net investment income........................        (0.31)              (0.61)                  (0.07)
Distributions from net realized capital gains...............           --               (0.10)                  (0.31)
                                                              -----------------------------------------------------------------
Total distributions.........................................        (0.31)              (0.71)                  (0.38)
                                                              -----------------------------------------------------------------
Net asset value end of period...............................      $ 13.01             $ 12.82                  $13.84
                                                              -----------------------------------------------------------------
Total return................................................         3.91%(B)           (2.32)%                  0.75%(B)
Net assets end of period (in thousands).....................      $    46             $    61                  $   65
Ratio of expenses to average net assets.....................         0.65%(A)            0.65%                   0.65%(A)
Ratio of expenses to average net assets (excluding
 reimbursement).............................................         0.94%(A)            0.99%                   0.95%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................         4.77%(A)            4.51%                   4.75%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................         4.48%(A)            4.18%                   4.45%(A)
Portfolio turnover rate.....................................            4%                110%                    100%(A)

         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS)





                                                                                        YEAR ENDED
                                                                 (UNAUDITED)           DECEMBER 31,          FOR THE PERIOD
                                                               SIX MONTHS ENDED    ---------------------     JULY 25 THROUGH
ENTERPRISE HIGH-YIELD BOND FUND (CLASS Y)                       JUNE 30, 2000       1999          1998      DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period........................        $ 10.99         $ 11.51      $12.35            $12.17
Net investment income (loss)...............................           0.50(F)         0.99(F)     0.99              0.67
Net realized and unrealized gain (loss) on investments.....          (0.56)          (0.51)      (0.68)             0.18
                                                               --------------------------------------------------------------
Total from investment operations...........................          (0.06)           0.48        0.31              0.85
                                                               --------------------------------------------------------------
Dividends from net investment income.......................          (0.50)          (0.99)      (0.99)            (0.67)
Distributions from capital gains...........................             --           (0.01)      (0.16)               --
                                                               --------------------------------------------------------------
Total distributions........................................          (0.50)          (1.00)      (1.15)            (0.67)
                                                               --------------------------------------------------------------
Net asset value end of period..............................        $ 10.43         $ 10.99      $11.51            $12.35
                                                               --------------------------------------------------------------
Total return...............................................          (0.56)%(B)       4.30%       2.49%             5.24%(B)
Net assets end of period (in thousands)....................        $ 1,156         $ 1,179      $2,032            $  809
Ratio of expenses to average net assets....................           0.85%(A)        0.85%       0.85%             0.85%(A)
Ratio of expenses to average net assets (excluding
 reimbursement)............................................           0.99%(A)        0.96%       1.00%             1.02%(A)
Ratio of net investment income (loss) to average net
 assets....................................................           9.37%(A)        8.73%       8.30%             8.26%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement).................................           9.24%(A)        8.62%       8.16%             8.09%(A)
Portfolio turnover rate....................................             35%             84%        114%              175%(A)



                                                                                        YEAR ENDED
                                                                (UNAUDITED)            DECEMBER 31,          FOR THE PERIOD
                                                              SIX MONTHS ENDED    ----------------------     JULY 17 THROUGH
ENTERPRISE MONEY MARKET FUND (CLASS Y)                         JUNE 30, 2000       1999         1998        DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................       $ 1.00         $ 1.00       $ 1.00            $ 1.00
Net investment income (loss)................................         0.03(F)        0.05(F)      0.05              0.02
                                                              ---------------------------------------------------------------
Total from investment operations............................         0.03           0.05         0.05              0.02
                                                              ---------------------------------------------------------------
Dividends from net investment income........................        (0.03)         (0.05)       (0.05)            (0.02)
                                                              ---------------------------------------------------------------
Total distributions.........................................        (0.03)         (0.05)       (0.05)            (0.02)
                                                              ---------------------------------------------------------------
Net asset value end of period...............................       $ 1.00         $ 1.00       $ 1.00            $ 1.00
                                                              ---------------------------------------------------------------
Total return................................................         2.81%(B)       4.80%        5.04%             2.31%(B)
Net assets end of period (in thousands).....................       $2,506         $3,477       $3,413            $2,700
Ratio of expenses to average net assets.....................         0.61%(A)       0.59%        0.65%             0.70%(A)
Ratio of expenses to average net assets (excluding
 reimbursement).............................................         0.61%(A)       0.59%        0.65%             0.95%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................         5.59%(A)       4.72%        4.92%             4.96%(A)
Ratio of net investment income (loss) to average net assets
 (excluding reimbursement)..................................         5.59%(A)       4.72%        4.92%             4.71%(A)

                            Atlanta Financial Center
                         3343 Peachtree Road, Suite 450
                           Atlanta, Georgia 30326-1022

                       STATEMENT OF ADDITIONAL INFORMATION


SECTOR:
         Enterprise Internet
         Enterprise International Internet
         Enterprise Global Financial Services

AGGRESSIVE GROWTH:

         Enterprise Small Company Growth
         Enterprise Small Company Value
         Enterprise Multi-Cap Growth

GROWTH:

         Enterprise Growth
         Enterprise Equity
         Enterprise Equity Income
         Enterprise Growth & Income
         Enterprise Capital Appreciation

INTERNATIONAL/GLOBAL:

         Enterprise International Growth
         Enterprise Global Socially Responsive

DOMESTIC HYBRID:

         Enterprise Balanced
         Enterprise Managed

INCOME:

         Enterprise Government Securities
         Enterprise Tax-Exempt Income
         Enterprise High-Yield Bond

MONEY MARKET:

         Enterprise Money Market



         This Statement of Additional Information is not a prospectus and should be read in conjunction with The Enterprise Group of Funds, Inc. (the "Corporation") Prospectus dated _________ __, 2000 which has been filed with the Securities and Exchange Commission and can be obtained, without charge, by writing to the Corporation at 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326, or by calling the Corporation at the following numbers:


                       1-800-432-4320
                       1-800-368-3527 (SHAREHOLDER SERVICES)

         The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus.


         The date of this Statement of Additional Information is _________ __, 2000.

                                TABLE OF CONTENTS

                                                                                                           Page No.
General Information and History...................................................................................1

Investment Objectives and Policies................................................................................1

Certain Investment Securities, Techniques and Associated Risks...................................................12

Investment Restrictions..........................................................................................29

Portfolio Turnover...............................................................................................32

Management of the Corporation....................................................................................32

Fund Manager Arrangements........................................................................................43

Investment Advisory and Other Services ..........................................................................46
         Investment Advisory Agreement...........................................................................46
         Distributor's Agreements And Plans Of Distribution......................................................48
         Miscellaneous...........................................................................................49

Purchase, Redemption and Pricing of Securities Being Offered.....................................................49
         Initial Sales Charge Waivers and Reductions.............................................................50
         Exemptions from Class A, B and C CDSC...................................................................51
         CDSC Waivers and Reductions.............................................................................51
         Services For Investors..................................................................................52
         Conversion of Class B shares............................................................................54
         Exchange Privilege......................................................................................55
         Redemptions In Kind.....................................................................................55
         Determination Of Net Asset Value........................................................................56

Fund Transactions and Brokerage..................................................................................61

Performance Comparisons..........................................................................................64

Taxes............................................................................................................67

Dividends and Distributions......................................................................................70

Additional Information...........................................................................................71

Custodian, Transfer and Dividend Disbursing Agent................................................................72

Independent Accountants..........................................................................................72

Financial Statements.............................................................................................73

Appendix A.......................................................................................................74

Appendix B.......................................................................................................76

                         GENERAL INFORMATION AND HISTORY

         The Enterprise Group of Funds, Inc. (the "Corporation"), an open-end management investment company, was incorporated in Maryland on January 2, 1968, as Alpha Fund, Inc. On September 14, 1987, the Corporation's name was changed to The Enterprise Group of Funds, Inc. and the Corporation's common stock was divided into nine series, each representing shares of a separate fund of the Corporation (each a "Fund," and collectively the "Funds"). Effective May 1, 1990, the Corporation added its Money Market Fund. Effective October 1, 1993, the Corporation added its Small Company Value Fund and effective October 3, 1994, the Corporation added its Managed Fund. Effective May 1, 1995, the Corporation added Class B and Class Y Shares. Effective May 1, 1997, the Corporation added Class C Shares and the Equity, Growth and Income and Small Company Growth Funds. Effective October 1, 1998, the Corporation added its Global Financial Services Fund. Effective July 1, 1999, the Corporation added the Multi-Cap Growth Fund, the Internet Fund and the Balanced Fund. Effective June 30, 2000 the Corporation added the International Internet Fund. Effective September 29, 2000, the Fund added the Global Socially Responsive Fund. Effective _______________, 2000, the Fund added the Global Health Care Fund, Mid-Cap Fund, Large-Cap Fund, International Core Growth Fund, Emerging Countries Fund, Worldwide Growth Fund and Convertible Securities Fund. A separate Statement of Additional Information is available for these funds. Each Fund is diversified (except for the Global Health Care Fund), as that term is defined in the Investment Company Act of 1940.

                       INVESTMENT OBJECTIVES AND POLICIES

         The following information is provided for those investors wishing to have more comprehensive information than that contained in the Prospectus. The investment objectives of each Fund may not be changed without approval of a majority of the outstanding voting securities of that Fund.

Sector Funds, Aggressive Growth Funds, Growth Funds and Domestic Hybrid Funds

         Under normal market conditions, at least 65% of the net asset value of the Sector Funds, Aggressive Growth Funds, Growth Funds and Domestic Hybrid Funds will be invested in common equity securities. The remainder of the Equity Funds' assets may be invested in repurchase agreements, bankers acceptances, bank certificates of deposit, commercial paper and similar money market instruments, convertible bonds, convertible preferred stock, preferred stock, corporate bonds, U.S. Treasury, notes and bonds, American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), rights and warrants.


         The Internet, International Internet, Global Financial Services, Small Company Growth, Small Company Value, Multi-Cap Growth, Growth, Equity, Equity Income, Growth and Income, Capital Appreciation, Global Socially Responsive, Balanced and Managed invest in securities that are traded on national securities exchanges and in the over-the-counter market. Each of these Funds, except the Global Socially Responsive Fund, Global Financial Services Fund and the International Internet Fund, may invest up to 20% of its assets in foreign securities, provided they are listed on a domestic or foreign securities exchange or are represented by ADRs or EDRs. The Global Socially Responsive Fund and the Global Financial Services Fund may invest over 50% of their assets in foreign securities. The International Internet Fund will invest at least 65% of its assets in foreign securities. As noted below, the International Growth Fund invests principally in the securities of foreign issuers listed on recognized foreign exchanges, but may also invest in securities traded on the over-the-counter market. No Fund except the Multi-Cap Growth Fund, the Internet Fund and the International Internet Fund may invest more than 10% of its net assets in illiquid, including restricted, securities. The Multi-Cap Growth Fund, the Internet Fund and the International Internet Fund may invest up to 15% of their net assets in such securities.


         Growth Fund. The objective of the Growth Fund is capital appreciation. The Fund's common stock selection emphasizes those companies having growth characteristics, but the Fund's investment policy recognizes that securities of other companies may be attractive for capital appreciation purposes by virtue of special developments or depression in price believed to be temporary. The potential for appreciation of capital is the basis for investment decisions; any income is incidental.

         Growth and Income Fund. The objective of the Growth and Income Fund is total return through capital appreciation with income as a secondary consideration. The Fund will invest in securities of companies which the Fund Manager believes to be financially sound and will consider such factors as the sales, growth and profitability prospects for the economic sector and markets in which the company operates and for the services or products it provides; the financial condition of the company; its ability to meet its liabilities and to provide income in the form of dividends; the prevailing price of the security; how that price compares to historical price levels of the security to current price levels in the general market, and to the prices of competing companies; projected earnings estimates and projected earnings growth rate of the company, and the relation of those figures to the current price. The securities held in the Growth and Income Fund will generally reflect the price volatility of the broad equity market.

         Equity Fund. The investment objective of the Equity Fund is long-term capital appreciation. The Fund invests primarily in common stocks of U.S. companies that are believed by the Fund Manager to be undervalued in the marketplace in relation to factors such as the companies' assets or earnings. It is the Fund Manager's intention to invest in securities of companies that in the Fund Manager's opinion possess one or more of the following characteristics: superior business practices that will benefit from long-term trends, superior growth, profitability, and leading market share versus others in their industry, strong enduring business models, valuable consumer or commercial franchises, high return on capital, favorable price to intrinsic value, and undervalued assets. Investment policies aimed at achieving the Fund's objective are set in a flexible framework of securities selection which primarily includes equity securities, such as common stocks, preferred stocks, convertible securities, rights and warrants in proportions that vary from time to time. Under normal circumstances at least 65% of the Fund's assets will be invested in equity securities. The Fund will invest primarily in stocks traded over-the-counter or on other established domestic securities exchanges. In addition, the Fund may also invest up to 20% of assets in foreign securities provided that they are listed on a domestic or foreign securities exchange or represented by ADRs or EDRs listed on a domestic securities exchange or traded in the United States over-the-counter market.

         Equity Income Fund. The objective of the Equity Income Fund is a combination of growth and income to achieve an above-average and consistent total return. The Fund invests primarily in dividend-paying common stocks. Under normal circumstances, at least 65% of the Fund's total assets will be invested in income-producing equity securities.

         The Fund's principal criterion in stock selection is above-average yield, and it uses this criterion as a discipline to enhance stability and reduce market risk. Subject to this primary criterion, the Fund invests in stocks that have relatively low price-to-earnings ratios or relatively low price-to-book value ratios.

         Capital Appreciation Fund. The objective of the Capital Appreciation Fund is maximum capital appreciation. The Fund invests primarily in common stocks of companies that demonstrate strong future earnings growth potential, product leadership and consistently strong financial characteristics.

         The Fund's investment strategy blends top-down economic and industry analysis with bottom-up stock selection. The Fund Manager's investment approach emphasizes large capitalization U.S. companies that are believed to have the ability to produce above-average earnings growth. The investment process begins by establishing an overall macroeconomic outlook, which in turn forms the strategic backdrop for actual portfolio construction. Various economic, social and political factors are considered, including global trends (e.g., productivity enhancements), interest rates, inflation, central bank policies, the regulatory environment and the overall competitive landscape. This analysis also seeks to uncover specific industries and companies that are expected to benefit from the macroeconomic environment. The potential for maximum capital appreciation is the basis for investment decisions; any income is incidental.

         The Fund's stock selection process stresses rigorous hands-on fundamental internal research. The primary focus is to identify companies with market expertise/dominance, durable franchises, improving fundamentals (e.g., margins, Return on Equity, Return on Assets), strong balance sheets, strong global distribution capabilities and experienced management teams. Valuation is also an important consideration in selecting stocks. Stocks are sold for three primary reasons: overvaluation relative to expected earnings growth potential, other companies become more desirable or a permanent change in industry/company fundamentals that no longer supports the reason the stock was purchased.

         Multi-Cap Growth Fund. The Multi-Cap Growth Fund invests primarily in growth stocks. The Fund Manager believes that these companies tend to fall into one of two categories: High Unit Volume Growth and Positive Life Cycle Change. High Unit Volume Growth companies are those vital, creative companies that offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line. Positive Life Cycle Change companies are those companies experiencing a major change that is expected to produce advantageous results. These changes may be as varied as new management; products or technologies; restructuring or reorganization; or merger and acquisition. The Fund can leverage, that is, borrow money, to buy additional securities for its portfolio. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including the interest paid on the money borrowed.

         Small Company Growth Fund. The Small Company Growth Fund seeks to achieve its objective of capital appreciation by investing primarily in common stocks of small companies with strong earnings growth and potential for significant capital appreciation. Under normal market conditions, the Fund will have at least 65% of its total assets in small capitalization stocks (market capitalization of up to $1.5 billion) and generally that percentage will be considerably higher. The Fund reserves the right to have some of its assets in the equities of companies with over $1.5 billion in market capitalization. These holdings may be equities that have appreciated since original purchase or equities of companies with a market capitalization in excess of $1 billion at the time of purchase. The Fund will normally be as fully invested as practicable in common stocks, but also may invest up to 5% of its assets in warrants and rights to purchase common stocks.

         In pursuing its objective, the Fund Manager will seek out the stocks of small companies that are expected to have above average growth in earnings and are reasonably valued. The Fund Manager uses a disciplined approach in evaluating growth companies. It relates the expected growth rate in earnings to its price-earnings ratio of the stock. Generally, the Fund Manager will not buy a stock if its price-earnings ratio exceeds its growth rate. By using this valuation parameter, the Fund Manager believes it moderates some of the inherent volatility in the small-capitalization sector of the market. Securities will be sold when the Fund Manager believes the stock price exceeds the valuation criteria, or when the stock appreciates to a point where it is substantially overweighted in the portfolio, or when the company no longer meets The Fund Manager's expectations. The Fund Manager's goal is to hold a stock for a minimum of one year but this may not always be feasible and there may be times when short-term gains or losses will be realized.

         Small Company Value Fund. The objective of the Small Company Value Fund is maximum capital appreciation. The Fund invests at least 65% of its total assets in the common equity securities of companies (based on the total outstanding common shares at the time of investment) which have a market capitalization of up to $1.5 billion.

         The Fund intends to invest the remaining 35% of its total assets in the same manner but reserves the right to use some or all of the 35% to invest in equity securities of companies (based on the total outstanding common shares at the time of investment) which have a market capitalization of more than $1.5 billion.

         In pursuing its objective, the Fund's strategy will be to invest in stocks of companies with value that may not be fully reflected by the current stock price. Since small companies tend to be less actively followed by stock analysts, the market may overlook favorable trends and then adjust its valuation more quickly once investor interest has surfaced. The Fund Manager uses a number of proprietary research techniques in various sectors to seek out companies in the public market that are selling at a discount to what the Fund Manager terms as the private market value (PMV) of the companies. The Fund Manager then determines whether there is an emerging valuation catalyst that will increase market price. Smaller companies may be subject to a valuation catalyst such as increased investor attention, takeover efforts or a change in management.

         International Growth Fund. The objective of the International Growth Fund is capital appreciation. The Fund primarily invests in a diversified portfolio of non-U.S. equity securities.

         It is an operating policy of the Fund that it will invest at least 80% of its total assets (except when maintaining a temporary defensive position) in equity securities of companies domiciled outside the United States. That portion of the Fund not invested in equity securities is, in normal circumstances, invested in U.S. and foreign government securities, high-grade commercial paper, certificates of deposit, foreign currency, bankers acceptances, cash and cash equivalents, time deposits, repurchase agreements and similar money market instruments, both foreign and domestic. The Fund may invest in convertible debt securities of foreign issuers which are convertible into equity securities at such time as a market for equity securities is established in the country involved.

         The International Growth Fund will invest primarily in equity securities, which may achieve capital appreciation by selecting companies with superior potential based on a series of macro and micro analyses. The International Growth Fund may select its investments from companies that are listed on a domestic or foreign securities exchange or from companies whose securities have an established over-the-counter market, and may make limited investments in "thinly traded" securities.

         The International Growth Fund will normally have at least 65% of its total assets invested in European and Pacific Basin equity securities. The International Growth Fund intends to broadly diversify investments among countries and normally to have represented in the portfolio issuers located in not less than three different countries. The selection of the securities in which the International Growth Fund will invest will not be limited to companies of any particular size.

         Using a bottom-up investment approach, Vontobel USA Inc. invests in large- and medium-capitalization companies that have a long record of successful operations in their core business. Typically such companies occupying a leading position in their industry have consistently generated free cash flow, and have achieved earnings growth through increasing market share and unit sales volumes. Vontobel USA's goal is to construct a portfolio of the best companies in the developed markets of Europe and the Pacific Basin without making any country bets. With approximately 80-100 stocks, the International Growth Fund also seeks to be well diversified in terms of industry exposure. Vontobel USA analyzes approximately 35 international equity markets, including those comprised in Morgan Stanley Capital International's EAFE (Europe, Australia and Far East). The Advisor also gives consideration to such factors as market liquidity, accessibility to foreign investors, regulatory protection of shareholders, accounting and disclosure standards, transferability of funds and foreign exchange controls, if any.


Global Socially Responsive Fund. The objective of the Global Socially Responsive Fund is total return primarily through investments in equity securities of companies that the Fund Manager believes are socially responsive, which are located in countries that are included in the MSCI World Index, including the U.S., Canada and Australia, and certain developed markets in Europe and the Far East.


         Like other socially responsible investment vehicles, the Fund does not invest in companies that are known to ignore human rights issues, violate environmental laws and regulations, have significant and continuing records of discrimination or unfair labor practices, or companies that have a history of poor governance. The Fund also does not invest in companies that derive more than 2% of their revenue from alcohol, tobacco, gambling, weapons or weapons systems. The Fund also avoids companies that produce, own or operate nuclear power plants, and companies that conduct product testing on animals for personal care products or that do not subscribe to and rigorously enforce appropriate care standards for legally required animal testing.

         In addition to this avoidance strategy, the Fund also actively looks for companies that are developing solutions to significant social problems. The Fund Manager evaluates companies for their criteria in the following areas:

                  Human Rights -- companies' policies towards matters of justice and equity and a living wage and toward operating in countries with oppressive regimes.

                  Public Health -- ways in which corporate behavior affects the health of workers, customers and members of local communities whether through the quality of products, workplace conditions, environmental management, marketing practices or otherwise.

                  Products and Marketing -- product quality and customer service as well as the practice of marketing responsibly as to matters such as the environment and the welfare of minors. The Portfolio Manager places heavy emphasis on the development of innovative products addressed to solving important social and environmental problems.

                  Workplace Environment -- the degree to which human resources and other policies are supportive of workers and their families. The Portfolio Manager looks for leadership in providing equal opportunity on a non-discriminatory basis, in responding to the changing needs of working families, and in providing continual training and opportunities for upgrading skills.

                  Environmental Stewardship -- the practices of companies relating to environmental impact, including the elimination of waste, especially toxic waste, recycling, especially in taking responsibility for a product and its packaging, the sustainable use of natural resources and respect for such values as biodiversity and scenic beauty.

                  Community -- ways in which companies use their influence to support and sustain the communities in which they operate. Respect for local culture, including the rights of indigenous people.

         These criteria represent standards that very few companies can satisfy. The Fund Manager will use subjective judgment in evaluating companies in the context of these criteria. The Fund Manager does not expect perfection but seeks companies with an understanding of their role as part of the communities in which they operate, and a respect for the interests of all their stakeholders. The Fund Manager believes that good corporate citizenship is an evolving process which it seeks to encourage. These criteria may be changed by the Board of Trustees without shareholder approval. In some cases, the Fund may invest in a company that does not satisfy these social criteria if the Fund Manager believes that the company is developing solutions to social problems. For example, the Fund may invest in stock of a company that is known to pollute the environment if the Fund Manager believes the company's management is putting in place a credible and innovative program to reduce or eliminate dangerous emissions.

         The Fund Manager believes that good corporate citizenship has the potential to create good investment opportunities; wherever possible, the Fund seeks to invest in companies that the Fund Manager believes derive a competitive advantage from the socially responsive products, policies and practices developed by such companies. The Fund Manager seeks companies that combine this social criteria with an investment management criteria of potentially high return on investment capital, strong quality of management, sound financial resources and good overall business prospects. In selecting equity securities, the Fund Manager uses its own valuation models to determine fair value and looks for securities that are selling at discounts to their fair value, independent of region or style bias. The Fund seeks to own "growth" stocks when they are undervalued and "value" stocks when they are attractive.

         The Fund will invest up to 1% of its total assets in "community development" loans or investments, including deposits with community development banks, credit unions and federally sponsored CDFIs and other similar organizations around the world. These investments often lack liquidity. The Fund Manager, on behalf of the Fund, will vote proxies from portfolio companies on social resolutions in a manner consistent with its social policy and will disclose its votes at the end of the "season."

Global Financial Services Fund

         The objective of the Global Financial Services Fund is capital appreciation. The Global Financial Services Fund invests almost exclusively in financial services stocks with average holdings of between 55 and 75 stocks. At least 65% of total assets of the Fund will normally be invested in financial services stocks. In addition, the Fund primarily invests in U.S. financial services companies. Other countries eligible for inclusion into this service will be limited to the developed market as represented by the MSCI EAFE Index with Canada. The Fund Manager will not make investments in emerging markets. The Fund is broadly diversified geographically, typically with holdings in ten or more foreign countries. The vast majority of the investments are made in common stocks with a fully invested posture being the norm. Individual security positions are controlled so that no single holding will dominate the portfolio.

         The Fund Manager employs a centralized investment approach in all portfolios. The Global Investment Policy Group uses its many years of experience and market memory to review analysts' latest research findings and forecasts. The group integrates the work of analysts, economists and the quantitative group, systematically applying valuation and portfolio construction processes to select securities. The portfolio managers then apply the Investment Policy Group's decisions, deviating only to conform to Fund objectives.

         The Fund Manager employs 129 analysts who take an intensive, long-term approach to forecasting earnings power and growth. Organized in global industry teams so that they can discern companies' strategies, cost pressures and competition in a global context, the Fund Manager's analysts are centrally located so that the senior professionals can control the quality of their findings.

         Internet Fund. Under normal conditions, the Internet Fund will invest at least 65% of its assets in equity securities. In choosing which companies' stock the Fund should purchase, the Fund Manager invests in those companies listed on a U.S. securities exchange or Nasdaq which are engaged in the research, design, development or manufacturing, or engaged to a significant extent in the business of distributing products, processes or services for use with Internet or intranet related businesses. The Fund may also invest in other "high tech" companies. The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web (the "Web"), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within Web documents and to other Web documents. An intranet is the application of web tools and concepts to a company's internal documents and databases. Other "high tech" companies may include firms in the computer, communications, video, electronic, office and factory automation and robotics sectors that facilitate Internet use.

         International Internet Fund. The International Internet Fund pursues its goal by investing primarily in foreign companies engaged in Internet or intranet related businesses. Under normal market conditions, the International Internet Fund will invest at least 65% of its total assets in equity securities of foreign companies that are engaged in the research, design, development and manufacturing of products, processes or services or engaged to a significant extent in the business of distributing such products, processes or services for use with the Internet or intranet related businesses and other "high tech" related industries. The International Internet Fund will invest in foreign equity securities and American Depository Receipts ("ADRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign shares. The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The Web, which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within Web documents and to other Web documents. The intranet is the application of Web tools and concepts to a company's internal documents and databases. Other "high-tech" companies may include firms in the computer, communications, video, electronics, office and factory automation and robotics sectors that facilitate Internet use.

         There is no limit on the market capitalization of the companies in which the International Internet Fund may invest, or in the length of operating history for the companies. The International Internet Fund may invest without limit in initial public offerings ("IPOs"), although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance. The International Internet Fund may also purchase and sell options and forward currency exchange contracts.

         The Fund Manager selects portfolio securities by evaluating a company's positioning or business model as well as its ability to grow and expand its activities via the Internet or achieve a greater competitive advantage in cost/profitability and brand image leveraging via the use of the Internet. The Fund Manager also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Fund Manager looks at the amount of capital a company currently expends on research and development. The Fund Manager believes that dollars invested in research and development today frequently have a significant bearing on future growth.

Income Funds

         Investors should refer to Appendix A to this Statement of Additional Information for a description of the Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings mentioned below.


         Government Securities Fund. The objective of the Government Securities Fund is current income and safety of principal. The Fund invests primarily in from securities that are obligations of the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities").

         It is a fundamental policy of the Fund that under normal conditions at least 80% of its net assets will be invested in U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities are generally considered to be of the same or higher credit quality as privately issued securities rated Aaa by Moody's Investor Services or AAA by Standard & Poor's.

         U.S. Government Securities consist of direct obligations of the U.S. Treasury (such as treasury bills, treasury notes and treasury bonds) and securities issued or guaranteed by agencies and instrumentalities of the United States Government. Those securities issued by agencies or instrumentalities may or may not be backed by the full faith and credit of the United States. Examples of full faith and credit securities are securities issued by the Government National Mortgage Association ("GNMA Certificates"). Examples of agencies or instrumentalities whose securities are not backed by the full faith and credit of the United States are the Federal Farm Credit System, the Federal Home Loan Banks, the Tennessee Valley Authority, the United States Postal Service and the Export-Import Bank. The Fund will choose among these categories in order to achieve the highest level of current income and safety of principal.

         The remainder of the Fund's assets may be invested in repurchase agreements, bankers acceptances, bank certificates of deposit, commercial paper and similar money market instruments, corporate bonds and other mortgage-related securities (including collateralized mortgage obligations or "CMOs") rated Aaa by Moody's or AAA by S&P at the time of the investment or determined by the Fund Manager to be of comparable credit quality at the time of investment to such rated securities. In making such investments, the Fund Manager seeks income but gives careful attention to security of principal and considers such factors as marketability and diversification. For a discussion of CMOs and related risks, see "Certain Investment Techniques and Associated Risks in this Statement of Additional Information."

         As described in "Certain Investment Techniques and Associated Risks," the Fund may write and sell covered call option contracts on securities that it owns (in an effort to enhance income through hedging and other investment techniques) to the extent of 20% of its net assets at the time such option contracts are written.

         High-Yield Bond Fund. The objective of the High-Yield Bond Fund is maximum current income. The Fund invests primarily in debt securities that are rated Ba or lower by Moody's or BB or lower by S&P.

         It is a fundamental policy of the Fund that under normal circumstances it will invest at least 80% of its net assets (at least 65% of gross assets) in high-yielding, income-producing domestic corporate bonds that are rated below investment grade and rated B3 or better by Moody's or B- or better by S&P. The corporate bonds in which the Fund invests are high-yielding but normally carry a greater credit risk than bonds with higher ratings. In addition, such bonds, commonly referred to as "junk bonds," may involve greater volatility of price than higher-rated bonds. For a discussion of high-yield securities and related risks, see "Certain Investment Techniques and Associated Risks."


         The Fund's investments are selected by the Fund Manager after careful examination of the economic outlook to determine those industries that appear favorable for investments. Industries going through a perceived decline generally are not candidates for selection. After the industries are selected, bonds of issuers within those industries are selected based on their creditworthiness, their yields in relation to their credit and the relative strength of their common stock prices. Companies near or in bankruptcy are not considered for investment. The Fund does not purchase bonds which are rated Ca or lower by Moody's or CC or lower by S&P or which, if unrated, in the judgment of the Fund Manager have characteristics of such lower-grade bonds. Should an investment purchased with the above-described credit quality requisites be downgraded to Ca or lower or CC or lower, the Fund Manager shall have discretion to hold or liquidate the security.

         Subject to the restrictions described above, under normal circumstances, up to 20% of the Fund's total assets may include: (1) bonds rated Caa by Moody's or CCC by S&P; (2) unrated debt securities which, in the judgment of the Fund Manager have characteristics similar to below investment grade bonds; (3) convertible debt securities; (4) puts, calls and futures as hedging devices;

(5) foreign issuer debt securities; and (6) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government Securities and other income-producing cash equivalents. For a discussion of puts, calls, and futures and their related risks, see "Certain Investment Techniques and Associated Risks."

         Tax-Exempt Income Fund. The objective of the Tax-Exempt Income Fund is a high level of current income not includable in gross income for federal income tax purposes, with consideration given to preservation of principal. The Fund invests primarily in a diversified portfolio of long-term investment grade municipal bonds.

         It is a fundamental policy of the Fund that under normal circumstances it will invest at least 80% of its net assets in investment grade "Municipal Securities" (or futures contracts or options on futures with respect thereto) which, at the time of investment, are investment grade or in Municipal Securities which are not rated if, based upon credit analysis by the Fund Manager, it is believed that such securities are of comparable quality to such rated bonds. Municipal Securities are notes and bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. These securities are traded primarily in the over-the-counter market. Such securities may have fixed, variable or floating rates of interest. The interest on investment grade Municipal Securities, in the opinion of counsel for issuers and the Fund, is generally not includable in gross income for federal income tax purposes, and is generally not subject to the alternative minimum tax. See the Appendix B for a further description of Municipal Securities.

         Investment grade securities in which the Fund may invest are those bonds rated within the three highest ratings by Moody's (Aaa, Aa, A) or S&P (AAA, AA, A); notes given one of the three highest ratings by Moody's (MIG1, MIG2, MIG3) commercial paper rated P-1 by Moody's or A-1 by S&P; and variable rate securities rated VMIG1 or VMIG2 by Moody's.

         While there are no maturity restrictions on the Municipal Securities in which the Fund invests, the average maturity is expected to range between 10 and 25 years. The Fund Manager will actively manage the Fund, adjusting the average Fund maturity and in some cases utilizing futures contracts and options on futures as a defensive measure according to its judgment of anticipated interest rates. During periods of rising interest rates and falling prices, a shorter weighted average maturity may be adopted to cushion the effect of bond price declines on the Fund's net asset value. When rates are falling and prices are rising, a longer weighted average maturity rate may be adopted. For a discussion on futures and their related risks, see "Certain Investment Techniques and Associated Risks."

         The Fund may also invest up to 20% of its net assets in cash, cash equivalents and debt securities, the interest from which may be subject to federal income tax. Investments in taxable securities will be limited to investment grade corporate debt securities and U.S. Government Securities.

         The Fund will invest at least 80% of its total assets in tax-exempt securities, the interest on which is not subject to federal alternative minimum tax.

Domestic Hybrid Funds

         The Balanced Fund. Generally, between 60% and 75% of the Balanced Fund's total assets will be invested in equity securities. The portfolio allocation will vary based upon the Fund Manager's assessment of the return potential of each asset class. For equity investments, the Fund Manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that have a strong history of earnings growth; attractive prices relative to the company's potential for above average; long-term earnings and revenue growth; strong balance sheets; a sustainable competitive advantage; the potential to become (or currently are) industry leaders; and the potential to outperform the market during downturns. When selecting fixed income securities, the Fund Manager will seek to maintain the Fund's weighted average duration within 20% of the duration of the Lehman Brothers Government Corporate Index. Emphasis is also placed on diversification and credit analysis. The Fund will only invest in fixed income securities with an "A" or better rating. Fixed income investments will include: U.S. Government securities; corporate bonds; mortgage/asset-backed securities; and money market securities and repurchase agreements.

         Managed Fund. The objective of the Managed Fund is growth of capital over time. The Fund invests in a diversified portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the Fund Manager's assessments of the relative outlook for such investments. In seeking to achieve its investment objective, the types of equity securities in which the Fund may invest will be the same as those in which the Equity Funds invest. Debt securities are expected to be predominantly investment grade intermediate to long-term U.S. Government and corporate debt, although the Fund will also invest in high quality short-term money market and cash equivalent securities and may invest all of its assets in such securities when the Fund Manager deems it advisable in order to preserve capital. In addition, the Fund may also invest up to 20% of its total assets in foreign securities provided that they are listed on a domestic or foreign securities exchange or are represented by ADRs or EDRs listed on a domestic securities exchange or traded in the United States over-the-counter market.

         The allocation of the Fund's assets among the different types of permitted investments will vary from time to time based upon the Fund Manager's evaluation of economic and market trends and its perception of the relative values available from such types of securities at any given time. There is neither a minimum nor a maximum percentage of the Fund's assets that may, at any given time, be invested in any of the types of investments identified above. Consequently, while the Fund will earn income to the extent it is invested in bonds or cash equivalents, the Fund does not have any specific income objective. However, it is a policy of the Fund that it will not invest more than 5% of the value of its total assets in high-yield securities.

Money Market Fund

         Money Market Fund. The investment objective of the Money Market Fund is to provide the highest possible level of current income, consistent with preservation of capital and liquidity. Securities in which the Fund will invest may not yield as high a level of current income as securities of lower quality and longer maturity which generally have less liquidity and greater market risk. The Money Market Fund seeks to achieve its objective by investing in a diversified portfolio of high-quality money market instruments, comprised of U.S. dollar-denominated instruments which present minimal credit risks and are of eligible quality which consist of the following:

         1. obligations issued or guaranteed as to principal and interest by the United States Government or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress;

         2. U.S. dollar denominated commercial paper, negotiable certificates of deposit, letters of credit, time deposits and bankers acceptances, of U.S. or foreign banks, and U.S. or foreign savings and loans associations, which at the date of investment have capital, surplus and undistributed profits as of the date of their most recent published financial statements of $500,000,000 or greater;

         3. short-term corporate debt instruments (commercial paper or variable amount master demand notes) rated "A-1" or "A-2" by S&P or "Prime 1" or "Prime 2" by Moody's or Tier 1 by any two Nationally Recognized Statistical Rating Organizations ("NRSRO"), or, if not rated, issued by a company rated at least "A" by any two NRSROs; however, investments in securities of all issuers having the second highest rating (A-2/P-2) assigned shall be limited to no more than five percent of the Fund's assets at the time of purchase, with the investment of any one such issuer being limited to not more than one percent of Fund assets at the time of purchase;

         4. corporate obligations limited to non-convertible corporate debt securities having one year or less remaining to maturity and which are rated "AA" or better by S&P or "Aa" or better by Moody's; and

         5. repurchase agreements with respect to any of the foregoing obligations.

         The Money Market Fund will limit its investment in the securities of any one issuer to no more than five percent of Fund assets, measured at the time of purchase.

         In addition, the Money Market Fund will not purchase any security, including any repurchase agreement maturing in more than seven days, which is subject to legal or contractual delays on resale or which is not readily marketable if more than 10% of the net assets of the Money Market Fund, taken at market value would be invested in such securities.

         After purchase by the Money Market Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Money Market Fund. Neither event will require a sale of such security by the Money Market Fund. The Fund Manager will consider such event in its determination of whether the Money Market Fund should continue to hold the security provided that the security presents minimal credit risks and that holding the security is in the best interests of the Fund. To the extent Moody's or S&P may change their rating systems generally (as described in Appendix A) the Money Market Fund will attempt to use comparable ratings as standards for investments in accordance with investment policies contained herein and in the Fund's Prospectus.

         The dollar-weighted average maturity of the Money Market Fund will be 90 days or less.

         All investments of the Money Market Fund will be limited to instruments which are determined to be of eligible quality, which, if instruments of foreign issuers, are United States dollar-denominated instruments presenting minimal credit risk, and all of which are either:

         1. of those rated in the two highest rating categories by any NRSRO, or

         2. if the instrument is not rated, of comparable quality as determined by or under the direction of the Board of Directors.

         Generally, instruments with NRSRO ratings in the two highest grades are considered "high quality." All of the money market investments will mature in 397 days or less. The Money Market Fund will use the amortized cost method of securities valuation, as described more fully below in "Determination of Net Asset Value."

                    CERTAIN INVESTMENT SECURITIES, TECHNIQUES
                              AND ASSOCIATED RISKS

         Following is a description of certain investment techniques employed by the Funds, and certain types of securities invested in by the Funds and associated risks. Unless otherwise indicated, all of the Funds may use the indicated techniques and invest in the indicated securities.

Mortgage-Related Securities and Asset-Backed Securities


         Up to 20% of the net assets of the Government Securities Fund may be invested in assets other than U.S. Government Securities, including collateralized mortgage-related securities ("CMOs") and asset-backed securities. The Balanced Fund may also invest in such securities as well as Real Estate Mortgage Investment Conduits ("REMICs") and Multi-Pass-Throughs. These securities are considered to be volatile and may be thinly traded. CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Government Securities Fund and Balanced Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. REMIC's are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages which collateralize the REMICs in which the Funds may invest include mortgages backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.


         While there are many versions of CMOs and asset-backed securities, some include "Interest Only" or "IO" -- where all interest payments go to one class of holders, "Principal Only" or "PO" -- where all of the principal goes to a second class of holders, "Floaters" -- where the coupon rate floats in the same direction as interest rates and "Inverse Floaters" --where the coupon rate floats in the opposite direction as interest rates. All of these securities are volatile; they also have particular risks in differing interest rate environments as described below.

         The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on yield to maturity and, therefore, the market value of the IO. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. Accordingly, investment in IOs can theoretically be expected to contribute to stabilizing the Fund's net asset value. However, if the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated AAA or the equivalent. Conversely, while the yield to maturity on a PO class is also extremely sensitive to rate of principal payments (including prepayments) on the related underlying mortgage assets, a slow rate of principal payments may have a material adverse effect on yield to maturity and therefore the market value of the PO. As interest rates rise and fall, the value of POs tends to move in the opposite direction from interest rates. This is typical of most debt instruments.

         Floaters and Inverse Floaters ("Floaters") are extremely sensitive to the rise and fall in interest rates. The coupon rate on these securities is based on various benchmarks, such as LIBOR ("London Inter-Bank Offered Rate") and the 11th District cost of funds (the base rate). The coupon rate on Floaters can be affected by a variety of terms. Floaters can be reset at fixed intervals over the life of the Floater, float with a spread to the base rate or be a certain percentage rate minus a certain base rate. Some Floaters have floors below which the interest rate cannot be reset and/or ceilings above which the interest rate cannot be reset. The coupon rate and/or market value of Floaters tend to move in the same direction as the base rate while the coupon rate and/or market value of Inverse Floaters tend to move in the opposite direction from the base rate.

         The market value of all CMOs and other asset-backed securities are determined by supply and demand in the bid/ask market, interest rate movements, the yield curve, forward rates, prepayment assumptions and credit of the underlying issuer. Further, the price actually received on a sale may be different from bids when the security is being priced. CMOs and asset-backed securities trade over a bid and ask market through several large market makers. Due to the complexity and concentration of derivative securities, the liquidity and, consequently, the volatility of these securities can be sharply influenced by market demand.

         Asset-backed and mortgage-related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Fund Managers (subject to the oversight of the Board of Directors), the investment restriction limiting the Fund's investment in illiquid instruments will apply. However, IOs and POs issued by the U.S. Government, its agencies and instrumentalities, and backed by fixed-rate mortgages may be excluded from this limit, if, in the judgment of the respective Fund Managers (subject to the oversight of the Board of Directors) such IOs and POs are readily marketable. The Government Securities Fund does not intend to invest in residual interests, privately issued securities or subordinated classes of underlying mortgages.

         Other Mortgage-Backed Securities. The Balanced Fund may invest in other mortgage-backed securities. The Fund Manager expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Fund Manager will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Short Term Investments

         Each Fund typically invests a part of its assets in various types of U.S. Government Securities and high-quality short-term debt securities with remaining maturities of one year or less ("money market investments"). This type of short-term investment is made to provide liquidity for the purchase of new investments and to effect redemptions of shares. The money market instruments in which each Fund may invest include but are not limited to: government obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate securities and repurchase agreements. The International Growth Fund, Global Socially Responsive Fund, Global Financial Services Fund and International Internet Fund may invest in all of the above, both foreign and domestic, including foreign currency, foreign time deposits and foreign bank acceptances.

Obligations Issued or Guaranteed by U.S. Government Agencies or
Instrumentalities

         Some obligations issued or guaranteed by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Bank, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association ("Fannie Mae"), are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

Information on Time Deposits and Variable Rate Notes

         The Funds may invest in fixed time deposits, whether or not subject to withdrawal penalties; however, investment in such deposits which are subject to withdrawal penalties, other than overnight deposits, are subject to 10% limit on illiquid investments set forth in the Certain Other Securities Section, hereafter.

         The commercial paper obligations which the Funds may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., the "Master Note") permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between a Fund as lender and the issuer as borrower. It permits daily changes in the amounts borrowed. The Funds have the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Funds and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. The Funds have no limitations on the type of issuer from whom these notes will be purchased; however, in connection with such purchase and on an ongoing basis, the Fund Managers will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. The Funds will not invest more than 5% of their total assets in variable rate notes.

Insured Bank Obligations

         The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $100,000. The Funds may, within the limits set forth in this Statement of Additional Information, purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000, the excess accrued interest will not be insured. Insured bank obligations may have limited marketability. Unless the Board of Directors determines that a readily available market exists for such obligations, a Fund will treat such obligations as subject to the 10% limit for illiquid investments for each Fund unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

High-Yield Securities

         The Funds, other than the Balanced Fund, may invest in high-yield securities. Notwithstanding the investment policies and restrictions applicable to the Funds which were designed to reduce risks associated with such investments, high-yield securities may carry higher levels of risk than many other types of income producing securities. These risks are of three basic types: the risk that the issuer of the high-yield bond will default in the payment of principal and interest; the risk that the value of the bond will decline due to rising interest rates, economic conditions, or public perception; and the risk that the investor in such bonds may not be able to readily sell such bonds. Each of the major categories of risk are affected by various factors, as discussed below:

         High-Yield Bond Market. The high-yield bond market has grown in the context of a long economic expansion. Any downturn in the economy may have a negative impact on the perceived ability of the issuer to make principal and interest payments which may adversely affect the value of outstanding high-yield securities and reduce market liquidity.

         Sensitivity To Interest Rate and Economic Changes. In general, the market prices of bonds bear an inverse relationship to interest rates; as interest rates increase, the prices of bonds decrease. The same relationship may hold for high-yield bonds, but in the past high-yield bonds have been somewhat less sensitive to interest rate changes than treasury and investment grade bonds. While the price of high-yield bonds may not decline as much, relatively, as the prices of treasury or investment grade bonds decline in an environment of rising interest rates, the market price, or value, of a high-yield bond will be expected to decrease in periods of increasing interest rates, the net asset value of the Funds. High-yield bond prices may not increase as much, relatively, as the prices of treasury or investment grade bonds in periods of decreasing interest rates. Payments of principal and interest on bonds are dependent upon the issuer's ability to pay. Because of the generally lower creditworthiness of issuers of high-yield bonds, changes in the economic environment generally, or in an issuer's particular industry or business, may severely impair the ability of the issuer to make principal and interest payments and may depress the price of high-yield securities more significantly than such changes would affect higher-rated, investment-grade securities.

         Payment Expectations. Many high-yield bonds contain redemption or call provisions which might be expected to be exercised in periods of decreasing interest rates. Should bonds in which the Funds have invested be redeemed or called during such an interest rate environment, the Funds would have to sell such securities without reference to their investment merit and reinvest the proceeds received in lower yielding securities, resulting in a decreased return for investors in the Funds. In addition, such redemptions or calls may reduce the Funds' asset base over which the Funds' investment expenses may be spread.

         Liquidity and Valuation. Because of periods of relative illiquidity, many high-yield bonds may be thinly traded. As a result, the ability to accurately value high-yield bonds and determine the net asset value of the High-Yield Bond Fund, as well as the Fund's ability to sell such securities, may be limited. Public perception of and adverse publicity concerning high-yield securities may have a significant negative impact on the value and liquidity of high-yield securities, even though not based on fundamental investment analysis.

         Tax Considerations. To the extent that a Fund invests in securities structured as zero coupon bonds, or other securities issued with original issue discount, the Fund will be required to report interest income even though no cash interest payment is received. Because such income is not represented by cash, the Fund may be required to sell other securities in order to satisfy the distribution requirements applicable to regulated investment companies under the Internal Revenue Code of 1986 ("IRC").

         Fund Composition. As of December 31, 1999, the High-Yield Bond Fund consisted of securities classified as follows:


                                   PERCENTAGE OF
         CATEGORY                TOTAL INVESTMENTS
        ----------              -------------------
           AAA                           0.4%
           BBB                           2.1%
            BB                          28.1%
             B                          65.5%
            CCC                          2.6%
        Non-rated*                       1.3%

----------
* Equivalent ratings for these securities would have been B.

REITS

         Each Fund other than the Money Market (or as noted below) may invest up to 10% of its total assets in the securities of real estate investment trusts ("REITs"). The Multi-Cap Growth, Internet, International Internet and Balanced Funds are subject to a 15% limitation. REITs are pooled investment vehicles which invest in real estate and real estate-related loans. The value of a REIT's shares generally is affected by changes in the value of the underlying investments of the trust.

Hedging Transactions

         Except as otherwise indicated, the Fund Managers, other than for the Money Market Fund, may invest in derivatives, which are discussed in detail below, to seek to hedge all or a portion of a Fund's assets against market value changes resulting from changes in equity or bond values, interest rates and currency fluctuations. Hedging is a means of offsetting, or neutralizing, the price movement of an investment by making another investment, the price of which should tend to move in the opposite direction from the original investment.

         Other than the Multi-Cap Growth Fund, the Funds will not engage in hedging transactions for speculative purposes but only as a hedge against changes resulting from market conditions in the values of securities owned or expected to be owned by the Funds. Unless otherwise indicated, a Fund, other than the Multi-Cap Growth Fund, will not enter into a futures transaction (except for closing transactions) if, immediately thereafter, the sum of the amount of the initial deposits and premiums on open futures contracts and options on futures would exceed 5% of the Fund's total assets.

Certain Securities

         The Funds may invest in the following described securities, except as otherwise indicated. These securities are commonly referred to as derivatives. A Fund's investment in such securities, in the aggregate, may not exceed 5% of net assets at the time of investment; provided, however, that the International Growth Fund, the High-Yield Bond Fund, and the Government Securities Fund may invest up to 20% of their net assets in such securities. The Multi-Cap Growth Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Fund's total assets, although no more than 5% will be committed to transactions entered into for non-hedging (speculative) purposes.

         Call Options. The Multi-Cap Growth Fund, the Internet Fund, the International Internet Fund and the Balanced Fund may purchase call options, but the Balanced Fund may only do so to the extent premiums paid on all outstanding call options do not exceed 20% of the Fund's total assets. The Internet, International Internet and Balanced Funds may purchase options that may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. The Funds, other than the Money Market Fund, may write
(sell) call options ("calls") that are listed on national securities exchanges or are available in the over-the-counter market through primary broker-dealers. The Internet Fund, the International Internet Fund and the Balanced Fund may purchase or write options that may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Call options are short-term contracts with a duration of nine months or less. Such Funds may only write call options which are "covered," meaning that the Fund either owns the underlying security or has an absolute and immediate right to acquire that security, without additional cash consideration, upon conversion or exchange of other securities currently held in the Fund. In addition, no Fund will, prior to the expiration of a call option, permit the call to become uncovered. If a Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The amount paid to the Fund by the purchaser of the option is the "premium." The Fund's obligation to deliver the underlying security against payment of the exercise price would terminate either upon expiration of the option or earlier if the Fund were to effect a "closing purchase transaction" through the purchase of an equivalent option on an exchange. The Fund would not be able to effect a closing purchase transaction after it had received notice of exercise. The International Growth Fund, the Global Socially Responsive Fund, the International Internet Fund and Global Financial Services Fund may purchase and write covered call options on foreign and U.S. securities and indices and enter into related closing transactions.

         The Internet Fund, and the International Internet Fund may write options in connection with buy-and-write transactions; that is, the Funds may purchase a security and then write a call option against that security. The exercise price of the call the Funds determine to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to a Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

         Generally, a Fund intends to write listed covered calls when it anticipates that the rate of return from so doing is attractive, taking into consideration the premium income to be received, the risks of a decline in securities prices during the term of the option, the probability that closing purchase transactions will be available if a sale of the securities is desired prior to the exercise or expiration of the options, and the cost of entering into such transactions. A principal reason for writing calls on a securities portfolio is to attempt to realize, through the receipt of premium income, a greater return than would be earned on the securities alone. A covered call writer such as a Fund, which owns the underlying security, has, in return for the premium, given up the opportunity for profit from a price increase in the underlying security above the exercise price, but it has retained the risk of loss should the price of the security decline.

         The writing of covered call options involves certain risks. A principal risk arises because exchange and over-the-counter markets for options may be limited; it is impossible to predict the amount of trading interest which may exist in such options, and there can be no assurance that viable exchange and over-the-counter markets will develop or continue. The Funds will write covered call options only if there appears to be a liquid secondary market for such options. If, however, an option is written and a liquid secondary market does not exist, it may be impossible to effect a closing purchase transaction in the option. In that event, the Fund may not be able to sell the underlying security until the option expires or the option is exercised, even though it may be advantageous to the Fund to sell the underlying security before that time.

         Moreover, there is no assurance that the Internet Fund, International Internet Fund or the Balanced Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members which fail to do so in connection with the purchase or sale of options.

         The Funds may use options traded on U.S. exchanges, and to the extent permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, the Funds will invest in such options only to the extent consistent with their limit on investments in illiquid securities.

         Put Options. The Funds, except the Government Securities Fund and the Money Market Fund, may purchase put options ("Puts") which relate to (i) securities (whether or not they hold such securities); (ii) Index Options (described below whether or not they hold such Options); or (iii) broadly-based stock indices. The Internet Fund, the International Internet Fund and the Balanced Fund may purchase or write put options that may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. The Balanced Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of the Fund's total assets. The Balanced Fund will, at all times during which it holds a put option, own the security covered by such option. With regard to the writing of put options, the Balanced Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The Funds, except the Government Securities Fund and Money Market Fund, may write covered Puts. The Funds will receive premium income from writing covered Puts, although a Fund may be required, when the put is exercised, to purchase securities at higher prices than the current market price. The High-Yield Bond Fund may invest up to 10% of its total assets in Puts.

         Futures Contracts. All Funds, other than the Money Market Fund, may enter into contracts for the future acquisition or delivery of securities ("Futures Contracts") including index contracts and foreign currencies, and may also purchase and sell call options on Futures Contracts. These Funds may use this investment technique to hedge against anticipated future adverse price changes which otherwise might either adversely affect the value of the securities or currencies held in the Fund, or to hedge anticipated future price changes which adversely affect the prices of stocks, long-term bonds or currencies which the Fund intends to purchase at a later date.

         These Funds may use this investment technique to hedge against anticipated future adverse price changes which otherwise might either adversely affect the value of the securities or currencies held in a Fund, or to hedge anticipated future price changes which adversely affect the prices of stocks, long-term bonds or currencies which the Fund intends to purchase at a later date. Alternatively, a Fund may enter into Futures Contracts in order to hedge against a change in interest rates which will result in the premature call at par value of certain securities which the Fund has purchased at a premium. If stock, bond or currency prices or interest rates move in an unexpected manner, the Fund would not achieve the anticipated benefits of Futures Contracts. The Balanced Fund may not purchase or sell a Futures Contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets, after taking into account unrealized profits and unrealized losses on any such contracts. The Balanced Fund may purchase and sell call and put options on Futures Contracts traded on an exchange or board of trade.

         In connection with transactions on options on stock index futures, the Multi-Cap Growth Fund, the Internet Fund and the International Internet Fund will be required to deposit as "initial margin" an amount of cash or other specified assets equal to, with respect to the Multi-Cap Growth Fund 1% to 10% of the face amount of the contract, and between 5% to 8% of the contract amount with respect to the Internet Fund and the International Internet Fund. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or Futures Contract. The Multi-Cap Growth Fund, the Internet Fund and the International Internet Fund may not at any time commit more than 5% of their total assets to initial margin deposits on Futures Contracts, index options and options on Futures Contracts. However, with respect to the Multi-Cap Growth Fund, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

         In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Multi-Cap Growth Fund may, if it uses a hedging strategy, buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

         Alternatively, the Funds may enter into Futures Contracts in order to hedge against a change in interest rates which will result in the premature call at par value of certain securities which the Fund has purchased at a premium. If stock, bond or currency prices or interest rates move in an unexpected manner, the Fund would not achieve the anticipated benefits of Futures Contracts.

         The use of Futures Contracts involves special considerations or risks not associated with the primary activities engaged in by any Funds. Risks of entering into Futures Contracts include: (1) the risk that the price of the Futures Contracts may not move in the same direction as the price of the securities in the various markets; (2) the risk that there will be no liquid secondary market if the Fund attempts to enter into a closing position; (3) the risk that the Fund will lose an amount in excess of the initial margin deposit; and (4) risk that the Fund Manager may be incorrect in its prediction of movements in stock, bond, currency prices and interest rates.

         Index Options. All of the Equity Domestic Hybrid and Sector Funds may invest in options on stock indices. These options are based on indices of stock prices that change in value according to the market value of the stocks they include. Some stock index options are based on a broad market index, such as the New York Stock Exchange Composite Index or the S&P 500. Other index options are based on a market segment or on stocks in a single industry. Stock index options are traded primarily on securities exchanges.

         For a call option on an index, the option is covered if a Fund maintains with its sub-custodian cash or liquid securities equal to the contract value. With respect to the Balanced Fund, the option is also covered if the fund maintains with its custodian a diversified stock portfolio equal to the contract value.

         The use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Because the value of an index option depends primarily on movements in the value of the index rather than in the price of a single security, whether a Fund will realize a gain or loss from purchasing or writing an option on a stock index depends on movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment rather than changes in the price of a particular security. Consequently, successful use of stock index options by a Fund will depend on that Fund Manager's ability to predict movements in the direction of the stock market generally or in a particular industry. This requires different skills and techniques than predicting changes in the value of individual securities.

         Interest Rate Swaps. In order to attempt to protect the Fund's investments from interest rate fluctuations, the Funds may engage in interest rate swaps. Generally, the Funds intend to use interest rate swaps as a hedge and not as a speculative investment. Interest rate swaps involve the exchange between the Fund and another party of their respective rights to receive interest (e.g., an exchange of fixed rate payments for floating rate payments). For example, if the Fund holds an interest-paying security whose interest rate is reset once a year, it may swap the right to receive interest at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect the Fund from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates.


         The Fund will enter into interest rate swaps only on a net basis (i.e., the two payments streams will be netted out, with the Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or liquid debt securities having an aggregate net asset value at least equal to the accrued excess, will be segregated by the Fund.

         The use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If a Fund Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique were never used. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

Foreign Currency Values and Transactions

         Investments in foreign securities will usually involve currencies of foreign countries, and the value of the assets of the International Growth Fund, the Global Socially Responsive Fund, the Global Financial Services Fund and the International Internet Fund (and of the other Funds that may invest in foreign securities to a much lesser extent) as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the International Growth Fund, the Global Socially Responsive Fund, the Global Financial Services Fund and the International Internet Fund may incur costs in connection with conversions between various currencies.

         To manage exposure to currency fluctuations, the Funds may alter equity or money market exposures (in its normal asset allocation mix as previously identified where applicable), enter into forward currency exchange contracts, buy or sell options, futures or options on futures relating to foreign currencies and may purchase securities indexed to currency baskets. The Funds may purchase securities indexed to currency baskets. The Funds will also use these currency exchange techniques in the normal course of business to hedge against adverse changes in exchange rates in connection with purchases and sales of securities. Some of these strategies may require the Funds to set aside liquid assets in a segregated account to cover its obligations. These techniques are further described below.

         The Funds may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Fund will convert currency on a spot basis from time to time and investors should be aware of the potential costs of currency conversion.

         When a Fund Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Fund may enter into a currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Funds, securities denominated in such foreign currency.

         At the maturity of a forward contract, the Funds may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by repurchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Funds may realize a gain or loss from currency transactions.

         The Funds also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the Funds' exposure to changes in currency exchange rates. Call options on foreign currency written by the Funds will be "covered", which means that the Funds will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Funds, the Funds will establish a segregated account consisting of cash or liquid securities in an amount equal to the amount the Funds would be required to pay upon exercise of the put.

         The Internet Fund and the International Internet Fund may also engage in currency swaps, which are agreements to exchange cash flows based on the national difference among two or more currencies.

Certain Other Securities

         Except as otherwise indicated, the Funds may purchase the following securities, the purchase of which involves certain risks described below. Unless otherwise indicated, a Fund will not purchase a category of such securities if the value of such category, taken at current value, would exceed 5% of the Fund's total assets.

         Money Market Instruments. Sector, Aggressive Growth, Growth, International/Global and the Domestic Hybrid Funds may invest from time to time in "money market instruments," a term that includes, among other things, bank obligations, commercial paper, time deposits, loan participations ("LPs"), and, except with respect to the Multi-Cap Growth Fund, variable amount master demand notes. The Multi-Cap Growth Fund may invest in corporate bonds with remaining maturities of up to one year and the Internet Fund may invest in corporate bonds with remaining maturities of 397 days or less. The Balanced Fund may also invest in short-term corporate obligations, foreign commercial paper, and variable and floating-rate instruments.

         Bank obligations include bankers' acceptances, including Yankee Bankers' Acceptances and foreign bankers' acceptances, Eurodollar Time Deposits ("ETDs") and Canadian Time Deposits ("CTDs"), and with respect to the Internet Fund, Schedule B's. In addition, bank obligations include U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions and U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. The Internet Fund will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Fund Manager deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.

         A Euro CD is a receipt from a bank for funds deposited at that bank for a specific period of time at some specific rate of return and denominated in U.S. dollars. It is the liability of a U.S. bank branch or foreign bank located outside the U.S. Almost all Euro CDs are issued in London. Yankee CDs are certificates of deposit that are issued domestically by foreign banks. It is a means by which foreign banks may gain access to U.S. markets through their branches which are located in the United States, typically in New York. These CDs are treated as domestic securities. ETDs are U.S. dollar-denominated deposits on a foreign branch of a U.S. bank or a foreign bank and CTDs are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks. Schedule Bs are obligations issued by Canadian branches of foreign or domestic banks and Yankee BAs are U.S. dollar denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in United States.

         Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks.

         Euro CDs, Yankee CDs and foreign bankers' acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk," pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the United States. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

         Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

         Commercial paper may include variable and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating-rate obligations with the demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating-rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable and floating-rate instruments could reduce portfolio liquidity.

         Variable- and Floating-Rate Instruments and Related Risks. The Balanced Fund may acquire variable- and floating-rate instruments. The Fund Manager will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status with respect to the ability of the issuer to meet its obligation to make payment on demand. Where necessary to ensure that a variable- or floating-rate instrument meets the Fund's quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

     Because variable and floating-rate instruments are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded, and there is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

     The same credit research must be done for master demand notes as in accepted names for potential commercial paper issuers to reduce the chances of a borrower getting into serious financial difficulties.

     Loan Participations. The Balanced Fund may also engage in Loan Participations ("LPs"). LPs are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through an LP than with commercial paper and can also increase the company's name recognition in the capital markets. LPs often generate greater yield than commercial paper.

     The borrower of the underlying loan will be deemed to be the issuer except to the extent the Fund derives its rights from the intermediary bank which sold the LPs. Because LPs are undivided interests in a loan made by the issuing bank, the Fund may not have the right to proceed against the LP borrower without the consent of other holders of the LPs. In addition, LPs will be rated as illiquid if, in the judgment of the Fund Manager, they cannot be sold within seven days.

     Foreign Bankers' Acceptances. The Balanced Fund may purchase foreign bankers' acceptances. Foreign bankers' acceptances are short-term (270 days or less), non-interest-bearing notes sold at a discount and redeemed by the accepting foreign bank at maturity for full face value and denominated in U.S. dollars. Foreign bankers' acceptances are the obligations of the foreign bank involved, to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity.

     Foreign Commercial Paper. The Balanced Fund may purchase foreign commercial paper. Foreign commercial paper consists of short-term unsecured promissory notes denominated in U.S. dollars, either issued directly by a foreign firm in the U.S., or issued by a "domestic shell" subsidiary of a foreign firm established to raise dollars for the firm's operations abroad or for its U.S. subsidiary. Like commercial paper issued by U.S. companies, foreign commercial paper is rated by the rating agencies (Moody's, S&P) as to the issuer's creditworthiness. Foreign commercial paper can potentially provide the investor with a greater yield than domestic commercial paper.

     Supranational Bank Obligations. The Internet Fund and the International Internet Fund may invest in supranational bank obligations. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance these commitments will be undertaken or met in the future.

     Master Demand Notes. All Funds except the Multi-Cap Growth, may purchase variable amount master demand notes. However, the Funds, except the Multi-Cap Growth Fund, the Internet Fund, the International Internet Fund and the Balanced Fund, will not purchase such securities if the value of, such securities, taken at the current value, would exceed 5% of the Fund's total assets. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Since there is no secondary market for these notes, the appropriate Fund Managers, subject to the overall review of the Fund's Directors and the Advisor, monitor the financial condition of the issuers to evaluate their ability to repay the notes.

         U.S. Government Obligations. This category of securities is not subject to the 5% of total assets limitation referred to above. The Funds may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association ("FNMA"), GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks Maritime Administration, some of which are discussed below.

          There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the

Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Under normal market conditions, the Internet Fund will not invest to a significant extent, or on a routine basis, in U.S. Government securities.

     Mortgage-backed securities have greater market volatility than other types of securities. In addition, because prepayments often occur at times when interest rates are low or are declining, the Funds may be unable to reinvest such funds in securities which offer comparable yields. The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S. Government securities with comparable maturities in large measure due to the risks associated with prepayment features.

     Repurchase Agreements. This category of Securities is not subject to the 5% of total assets limitation referred to above. All Funds may enter into repurchase agreements usually having maturities of one business day and not more than one week. When a Fund acquires securities from a bank or broker-dealer, it may simultaneously enter into a repurchase agreement with the same seller pursuant to which the seller agrees at the time of sale to repurchase the security at a mutually agreed upon time and price. In such instances, the Corporation's Custodian has possession of the security or collateral for the seller's obligation. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered loans by a Fund collateralized by the underlying instrument. If the seller should default on its obligation to repurchase the securities, the Fund may experience delays, difficulties or other costs when selling the securities held as collateral and may incur a loss if the value of the collateral declines. The appropriate Fund Managers, subject to the overall review by the Corporation's Directors and the Advisor, monitor the value of the collateral as to repurchase agreements, and they monitor the creditworthiness of the seller and must find it satisfactory before engaging in repurchase agreements. The Funds enter into repurchase agreements only with Federal Reserve member banks that have net worth of at least $100,000,000 and outstanding commercial paper of the two highest rating categories assigned by Moody's or S&P or with broker-dealers that are registered with the Securities and Exchange Commission, are members of the National Association of Securities Dealers, Inc. ("NASD") and have similarly rated commercial paper outstanding. Any repurchase agreements entered into by the Funds will be fully collateralized and marked to market daily, other than those entered into by the Money Market Fund, which are valued on a market to market basis.

     Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to a Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, a Fund continues to receive principal and interest payments on these securities. Because reverse repurchase agreements are considered borrowings, the Internet Fund, the International Internet Fund and the Balanced Fund may only enter into such agreements for temporary or emergency purposes. The Internet Fund and the International Internet Fund may only sell portfolio securities to financial institutions such as banks and broker/dealers and requiring to repurchase them at a mutually specified date and price ("reverse purchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain cash, U.S. Government securities or other liquid securities in a segregated account in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. With respect to the Balance Fund, liquid securities include equity securities and debt securities that are unencumbered and marked to market daily.

     Other Mortgage-Backed Securities and Pass-Through Certificates. The Balanced Fund may also invest in other mortgage-backed securities issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities have either fixed or adjustable interest rates. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

     The Balanced Fund may also invest in pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's quality standards. The Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the Fund's quality standards.

     Restricted or Illiquid Securities. Each Fund, except the Multi-Cap Growth Fund, the Internet Fund, the International Internet Fund and the Balanced Fund, may invest up to 10% of its net assets in restricted securities (privately placed equity or debt securities) or other securities which are not readily marketable. The Multi-Cap Growth Fund, the Internet Fund and the
International Internet Fund may invest up to 15% of their respective net assets and the Balanced Fund may invest up to 5% of its total assets in illiquid or restricted securities. With respect to the Multi-Cap Growth Fund, restricted securities that are determined by the Board or Directors to be liquid are not subject to this limitation.

     Each Fund may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal Securities laws, and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers which make a market on the Section 4(2) paper, thus providing liquidity.

     The Funds may invest in restricted securities governed by Rule 144A under the Securities Act of 1933. In adopting Rule 144A, the Securities Exchange Commission specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of directors (or the Fund Manager acting subject to the board's supervision) determines that the securities are in fact liquid. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security by a Fund, both with respect to the initial purchase and on an ongoing basis, will include, among others: (1) the frequency of trades and quotes for the security;
(2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). If institutional trading in restricted securities were to decline to limited levels, the liquidity of a Fund's portfolio could be adversely affected. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

         Foreign Securities. As noted above, the International Growth Fund will invest principally in foreign securities and, the Global Financial Services Fund and the Global Socially Responsive Fund may invest 50% or more of their total assets in such securities. The International Internet Fund will invest at least 65% of its assets in foreign securities. All other Funds, except the Internet Fund, Government Securities Fund, the Tax-Exempt Income Fund and the Money Market Fund, may, other than the Multi-Cap Growth Fund, subject to the 20% limitation, invest in foreign securities as well as both sponsored and unsponsored ADRs, and EDRs which are securities of U.S. issuers backed by securities of foreign issuers. The Multi-Cap Growth Fund may invest in ADRs, American Depository Shares or U.S. dollar denominated securities of foreign issuers without limitation. The Internet Fund typically will only purchase foreign securities which are represented by sponsored or unsponsored ADRs listed on a domestic securities exchange or included in the Nasdaq National Market System, or foreign securities listed directly on a domestic securities exchange or included on the Nasdaq National Market System. The Balanced Fund may invest up to 20% of total assets in foreign securities as well as sponsored and unsponsored ADRs and EDRs. There may be less information available about unsponsored ADRs and EDRs, and therefore, they may carry higher credit risks. The Funds may also invest in securities of foreign branches of domestic banks and domestic branches of foreign banks.

         Investments in foreign equity and debt securities involve risks different from those encountered when investing in securities of domestic issuers. The appropriate Fund Managers and the Advisor, subject to the overall review of the Funds' Directors, evaluate the risks and opportunities when investing in foreign securities. Such risks include trade balances and imbalances and related economic policies; currency exchange rate fluctuations; foreign exchange control policies; expropriation or confiscatory taxation; limitations on the removal of funds or other assets; political or social instability; the diverse structure and liquidity of securities markets in various countries and regions; policies of governments with respect to possible nationalization of their own industries; and other specific local, political and economic considerations.

Forward Commitments

         Securities may be purchased on a "when issued" or on a "forward delivery" basis, which means it may take as long as 120 days before such obligations are delivered to a Fund. The purpose of such investments is to attempt to obtain higher rates of return or lower purchase costs than would be available for securities purchased for immediate delivery. Securities purchased on a when issued or forward delivery basis involve a risk that the value of the security to be purchased may decline prior to the settlement date. In addition, if the dealer through which the trade is made fails to consummate the transaction, a Fund may lose an advantageous yield or price. A Fund does not accrue income prior to delivery of the securities in the case of forward commitment purchases. The 5% limitation does not apply to the International Growth, Global Socially Responsive, Global Financial Services, Government Securities and Tax-Exempt Income Funds which have a 20% limitation. Because the International Internet and the Internet Fund's liquidity and ability to manage the respective portfolio might be affected when the Fund earmarks cash or portfolio securities to cover such purchase commitments, the Fund Manager expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual market conditions.

         Portfolio Depositary Receipts. To the extent otherwise consistent with its investment policies and applicable law, the Multi-Cap Growth Fund may invest up to 5% of its total assets in Portfolio Depositary Receipts, exchange-traded shares issued by investment companies, typically unit investment trusts, holding portfolios of common stocks designed to replicate and, therefore, track the performance of various broad securities indices or sectors of such indices. For example, the Fund may invest in Standard & Poor's Depositary Receipts (SPDRs), issued by a unit investment trust whose portfolio tracks the S&P 500 Composite Stock Price Index, or Standard & Poor's MidCap 400 Depositary Receipts (MidCap SPDRs), similarly linked to the S&P MidCap 400 Index.


         Short Sales. The Multi-Cap Growth Fund may sell securities "short against the box." While a short sale is the sale of a security the Multi-Cap Growth Fund does not own, it is "against the box" if at all times when the short position is open the Multi-Cap Growth Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.


         Convertible Securities. Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareowners. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareowners.

Temporary Defensive Techniques

         Any or all of the Funds may at times for defensive purposes, at the determination of the Fund Manager, temporarily place all or a portion of their assets in cash, short-term commercial paper (i.e., short-term unsecured promissory notes issued by corporations to finance short-term credit needs), United States Government securities, high-quality debt securities (including "Eurodollar" and "Yankee Dollar" obligations, i.e., U.S. issuer borrowings payable overseas in

U.S. funds and obligations of foreign issuers payable in U.S. funds), and obligations of banks when in the judgment of the Fund Manager such investments are appropriate in light of economic or market conditions. The Money Market Fund may at times for defensive purposes temporarily place all or a portion of its assets in cash, when in the judgment of the Fund Manager such an investment is appropriate in light of economic or market conditions. For temporary defensive purposes, the International Growth Fund, the Global Socially Responsive Fund, the International Internet Fund and the Global Financial Services Fund may invest in all of the above, both foreign and domestic, including foreign currency, foreign time deposits, and foreign bank acceptances. When a Fund takes a defensive position, it may not be following the fundamental investment policy of the Fund.

         Other Investments. Each Fund may, in the future, be authorized to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.


                             INVESTMENT RESTRICTIONS

         Each of the Funds has adopted the following investment restrictions and limitations which cannot be changed as to any individual Fund without approval by the holders of a majority of the outstanding shares of the relevant Fund. (As used in this Statement of Additional Information, "a majority of the outstanding shares of the relevant Fund" means the lesser of (i) 67% of the shares of the relevant Fund represented at a meeting at which more than 50% of the outstanding shares of that Fund are represented in person or by proxy or (ii) more than 50% of the outstanding shares of the relevant Fund.) Except as otherwise set forth, no Fund may:

         1. As to 75% of its total assets purchase the securities of any issuer if such purchase would cause more than 5% of its total assets to be invested in the securities of such issuer (except U.S. Government securities or those of its agencies or instrumentalities as defined in the Investment Company Act of 1940), or purchase more than 10% of the outstanding securities, or more than 10% of the outstanding voting securities, of any issuer. For purposes of this restriction, each Fund will regard the entity which has ultimate responsibility for the payment of interest and principal as the issuer.

         2. Purchase securities of any company that has a continuous operating history of less than three years (including that of predecessors) if such securities would cause the Fund's investment in such companies taken at cost to exceed 5% of the value of the Fund's total assets. (The Multi-Cap Growth Fund, Global Financial Services Fund, the Internet Fund, the International Internet Fund High-Yield Bond and Tax-Exempt Income Funds are not subject to this restriction.)

         3. Purchase securities on margin, but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and may make initial and maintenance margin deposits in connection with options and futures contracts options on futures as permitted by its investment program.

         4. With respect to all Funds, other than the Multi-Cap Growth Fund, make short sales of securities, unless at the time of such sale, it owns, or has the right to acquire at no additional cost to the Fund as the result of the ownership of convertible or exchange securities, an equal amount of such securities, and it will retain such securities so long as it is in a short position as to them. In no event will a Fund make short sales of securities in such a manner that the value used to cover such sales would exceed 15% of its net assets at any time. The short sales of the type described above, which are called "short sales against the box," may be used by a Fund when management believes that they will protect profits or limit losses in investments.

         5. Borrow money, except that a Fund may borrow from banks as a temporary measure for emergency purposes and not for investment, in which case such borrowings may not be in excess of the lesser of: (a) 10% of its total assets taken at cost; or (b) 5% of the value of its assets at the time that the loan is made. A Fund will not purchase securities while borrowings are outstanding. A Fund will not pledge, mortgage or hypothecate its assets taken at market value to an extent greater than the lesser of 10% of the value of its net assets or 5% of the value of its total assets taken at cost.

         6. Purchase or retain the securities of any issuer if those officers and directors of a Fund or of its investment adviser holding individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer. (The Global Financial Services Fund, the Multi-Cap Growth, the Internet Fund, the International Internet Fund and the Balanced Fund are not subject to this restriction).

         7. Purchase the securities of any other investment company except in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary sales load or broker's commission) or as a part of a merger, consolidation, acquisition or reorganization. (The Internet Fund, the International Internet Fund the Multi-Cap Growth, and the Balanced Fund are not subject to this restriction.)

         8. Invest in real estate; this restriction does not prohibit a Fund from investing in the securities of real estate investment trusts.

         9. Invest for the purpose of exercising control of management of any company.

         10. Underwrite securities issued by others except to the extent that the disposal of an investment position may qualify any Fund or the Corporation as an underwriter as that term is defined under the Securities Act of 1933, as amended,

         11. Except for the Money Market Fund, the Government Securities Fund, the Internet Fund, the International Internet Fund and the Global Financial Services Fund, make any investment which would cause more than 25% of the total assets of the Fund to be invested in securities issued by companies principally engaged in any one industry; provided, however, that: (i) this limitation does not apply to investments in U.S. Government Securities as well as its agencies and instrumentalities, general obligation bonds, municipal securities other than industrial development bonds issued by non-governmental users, and (ii) utility companies will be divided according to their services (for example, gas, gas transmission, electric, electric and gas, and telephone will each be considered a separate industry). The Money Market Fund may invest more than 25% of its total assets in U.S. Government Securities as well as its agencies and instrumentalities and certain bank instruments issued by domestic banks. The instruments in which the Money Market Fund may invest in excess of 25%, in the aggregate, of its total assets are letters of credit and guarantees, negotiable certificates of deposit, time deposits, commercial paper and bankers acceptances meeting the investment criteria for the Money Market Fund. The Global Financial Services Fund will invest 25% or more of its total assets in companies in the financial services industry. The Internet Fund and the International Fund will invest more than 25% of the Fund's assets in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with the Internet or intranet related businesses.

         12. Participate with others in any trading account. This restriction does not prohibit the Corporation or any Fund from combining portfolio orders with those of other Funds or other clients of the investment adviser or Fund Managers when to do so would permit the Corporation and one or more Funds to obtain a large-volume discount from ordinary brokerage commissions when negotiated rates are available. (The Global Financial Services Fund, the Multi-Cap Growth Fund, the Internet Fund, the International Internet Fund and the Balanced Fund are not subject to this restriction).

         13. Invest more than 10% of its total assets in securities which are subject to legal or contractual restrictions on resale or are otherwise not readily salable.

         14. Issue senior securities, except as permitted by the Investment Company Act of 1940 and rules thereunder.

         15. Invest in commodities or commodities contracts, except the Funds may purchase and sell options, futures contracts and options on futures contracts in accordance with their investment policies as set forth in this registration statement.

         16. Make loans, except by purchasing debt securities or entering into repurchase agreements, in each case in accordance with its investment policies as set forth in this Statement of Additional Information.

         In addition, management of the Corporation has adopted the following restrictions which apply to all of the Funds and may be changed only by the Board of Directors of the Corporation. No Fund will: (i) lend its assets to any person or individual, except by the purchase of bonds or other debt obligations customarily sold to institutional investors, (ii) invest more than 5% of the value of its net assets, in warrants (iii) invest in oil, gas, or other mineral leases or engage in arbitrage transactions, or (iv) invest more than 15% of its total assets in the securities of real estate investment trusts ("REITs").

         If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a Fund's total assets resulting from a change in portfolio value or assets will not constitute a violation of the percentage restrictions.

                               PORTFOLIO TURNOVER

         A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund's purchases or sales of securities (excluding short-term securities) by the average market value of that Fund. The Fund Managers intend to manage each Fund's assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Fund's current income available for distribution to its shareholders. While none of the Funds is managed with the intent of generating short-term capital gains, each of the Funds may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the Fund Manager, an issuer's creditworthiness or perceived changes in a company's growth prospects or asset value make selling them advisable. Such an investment decision may result in capital gains or losses and could result in a high portfolio turnover rate during a given period, resulting in increased transaction costs related to equity securities. Disposing of debt securities in these circumstances should not increase direct transaction costs since debt securities are normally traded on a principal basis without brokerage commissions. However, such transactions do involve a mark-up or mark-down of the price.

         The portfolio turnover rates of the Funds cannot be accurately predicted. Nevertheless, the annual portfolio turnover rates of the Funds (other than the Money Market Fund for which, due to the short-term nature of its investment, a portfolio turnover rate is not applicable and the High-Yield Bond
Fund) are not expected to exceed 100%. A 100% portfolio turnover rate would occur, for example, if all the securities in a Fund's investment portfolio were replaced once in a period of one year.

         The portfolio turnover rate for the Enterprise High-Yield Bond Fund was 114% in 1998. This rate exceeded 100% due to several factors, including a declining level of interest rates, a reduction in risk premiums, and healthy stock and bank loan markets. As a result of these conditions, the Fund experienced an abnormally high amount of redemptions and tenders for existing positions. The Fund Manager has taken measures to potentially improve the overall call protection of the Fund in order to capture the total return potentially made available by declining medium and long-term interest rates. In 1999, the turnover rate for the Fund was 84%.


         During 1998, the portfolio turnover rate for the Small Company Growth Fund and Tax-Exempt Income Fund exceeded 100% due to a change in management style which resulted from the appointment of a new Fund Manager. In 1999, the portfolio turnover rate for the Fund was 110% due to the Fund Manager's decision to reposition the Fund around bonds in the 10 year maturity range, which the Fund Manager believed to be attractive on a historical basis.


         During 1999, the portfolio turnover rate for the Capital Appreciation Fund exceeded 100% due to a change in management style, which resulted from the appointment of a new Fund Manager.

         During 1999, the portfolio turnover rate for the Equity Fund exceeded 100% due to a change in management style, which resulted from the appointment of a new Fund Manager.

         During 1999, the portfolio turnover rate for the International Growth Fund exceeded 100% due to a change in management style, which resulted from the appointment of a new Fund Manager.

                          MANAGEMENT OF THE CORPORATION

         The Board of Directors of the Corporation is responsible for the management of the business of the Corporation under the laws of Maryland, and it is primarily responsible for reviewing the activities of Enterprise Capital Management, Inc. (the "Advisor"), the various Fund Managers and Enterprise Fund Distributors, Inc. (the "Distributor" or "EFD") under the Investment Advisor's Agreement, the Fund Manager's Agreements, the Distributor's Agreement and the Plans which relate to the operations of the Corporation and its Funds.

         The Directors and officers of the Corporation, and their principal occupations during the past five years, are set forth below. Directors who are "interested persons", as defined in the Investment Company are denoted by an asterisk. As to their duties relative to the Corporation, the address of each is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, GA 30326.



NAME, AGE AND POSITION WITH                PRINCIPAL OCCUPATION
THE CORPORATION                            PAST FIVE YEARS
----------------------------               --------------------
Arthur T. Dietz (76)                       President, ATD Advisory Corp. since 1996; President and
Director                                   Chief Executive Officer, Strategic Fund Management, Inc.,
Member of the Audit Committee              1987-1995; Mills B. Lane Professor of Finance and
                                           Banking, Emory University, 1954-1988; Chairman, First
                                           Atlanta Investments, 1998-present; Trustee, Enterprise
                                           Accumulation Trust.

*Samuel J. Foti (48)                       President and Chief Operating Officer, MONY Life
Director                                   Insurance Company of New York ("MONY"), since 1994;
                                           Executive Vice President, MONY, (1991-1994); Trustee,
                                           MONY, since 1993; Senior Vice President, MONY 1989 -
                                           1991; Director, MONY Life Insurance Co. of America,
                                           since 1989; Director, MONY Brokerage, Inc., since 1990;
                                           Director, MONY International Holdings, Inc., since 1994;
                                           Director, MONY Life Insurance Company of the Americas,
                                           Ltd. since 1994; Director, MONY Bank & Trust Co. of the
                                           Americas, Ltd., Director, since 1994; Director, Life Insurance
                                           Marketing and Research Associates, 1996-1997; Trustee, Enterprise
                                           Accumulation Trust; Director, The American College.

Arthur Howell (82)                         Of Counsel, law firm of Alston & Bird, Atlanta, Georgia
Director                                   since 1987; President, Summit Industries, Inc.
Chairman of Audit Committee                (manufacturer) since 1954; Chairman, Crescent Banking Co.,
                                           Inc. 1985-2000; Chairman Emeritus, Crescent Banking Co.,
                                           Inc., 2000; President, Jonesheirs, Inc. (licensing
                                           entity) since 1975; Trustee, Enterprise Accumulation
                                           Trust.


William A. Mitchell, Jr. (60)              President/CEO, Carter & Associates (real estate
Director                                   development), Atlanta, Georgia since 1994; Director, John
                                           Wieland Homes (commercial residential builders) since 1992;
                                           Trustee, Enterprise Accumulation Trust.

Lonnie H. Pope (66)                        Chief Executive Officer, Longleaf Industries, Inc.
Director                                   (chemical manufacturing) (1996-present); formerly President and
Member of the Audit Committee              Chief Executive Officer of AFF, Inc. (aromatics manufacturing)
                                           from 1987 to 1998; Trustee, Enterprise Accumulation Trust.

*Michael I. Roth (54)                      Chairman and Chief Executive Officer, MONY, since 1993;
Director                                   President and Chief Executive Officer, MONY, 1991-
                                           1993; President and Chief Operating Officer, MONY Life,
                                           1991 to 1993; Director, MONY Life Insurance Company of
                                           America since 1991; Director, ARES Holdings Inc. 1995-1998;
                                           1740 Advisers, Inc., since 1992; MONY CS, Inc., since
                                           1989; Executive Vice President and Chief Financial Officer,
                                           MONY 1989-1991; Executive Vice President and Chief Financial
                                           Officer, Primerica Corporation, 1987; Executive Vice
                                           President, Primerica Corporation, 1982-1987; Director,
                                           American Council of Life Insurance (ACLI); Director; The
                                           Life Insurance Counsel of New York; Director, Pitney Bowes,
                                           Inc.; Director, Promus Hotel Corporation; Director, Insurance
                                           Marketplace Standards Association; Director, Enterprise
                                           Foundation (a charitable foundation which develops housing and which is not affiliated with The Enterprise Group of Funds, Inc.);
                                           Director, Metropolitan Development Association of Syracuse and
                                           Central New York; Director, Lincoln Center for the Performing Arts
                                           Leadership Committee; Trustee, Enterprise Accumulation Trust.


*Victor Ugolyn (52)                        Chairman, President and Chief Executive Officer, The
Director                                   Enterprise Group of Funds, Inc. since 1991; Chairman,
                                           President and Chief Executive Officer, Enterprise Capital
                                           Management, Inc. and Enterprise Fund Distributors, Inc. since
                                           1991; Chairman, President and Chief Executive Officer,
                                           Enterprise Accumulation Trust; Vice Chairman and Chief
                                           Marketing Officer, Value Line Securities, Inc. (1986-1991).

Catherine R. McClellan (44)
Secretary                                  Secretary, Enterprise Accumulation Trust since 1994;
                                           Senior Vice President, Secretary and Chief Counsel,
                                           Enterprise Capital Management, Inc. since 1989;
                                           Senior Vice President, Secretary and Chief Counsel,
                                           Enterprise Fund Distributors, Inc. since 1989.

Herbert M. Williamson (48)                 Assistant Secretary and Treasurer, Enterprise Accumulation
Treasurer                                  Trust, Enterprise Capital Management, Inc. and Enterprise
                                           Fund Distributors, Inc. since 1989.

Phillip G. Goff (36)                       Vice President and Chief Financial Officer, Enterprise
Vice President                             Accumulation Trust, Enterprise Capital Management, Inc.
                                           and Enterprise Fund Distributors, Inc. 1995 - present; Audit
                                           Manager, Coopers & Lybrand LLP, 1991 - 1995.

* Messrs. Foti, Roth and Ugolyn are "interested persons" of the Corporation, of the Advisor, and of the Distributor, as that term is defined in the Investment Company Act of 1940.

         Arthur T. Dietz, Arthur Howell and Lonnie H. Pope also serve on the Audit Committee of the Board of Directors. The Audit Committee is charged with recommending to the full

Board the engagement or discharge of the Corporation's independent accountants; directing investigations into matters within the scope of the independent accountants' duties; reviewing with the independent accountants the audit plan and results of the audit; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and preparing and submitting Committee minutes to the full Board. Arthur T. Dietz and Victor Ugolyn also serve on the Valuation Committee of the Board of Directors.

         The Corporation pays fees to those directors who are not "interested persons" of the Corporation at the rate of $12,500 per director per year plus $625 for each regular, special or committee meeting attended. The Corporation pays no salaries, fees or compensation to any of its officers, since these expenses are borne by the Advisor. No fees were paid to the "interested" Directors of the Corporation.

         The following sets forth compensation paid to each of the Directors during fiscal year 1999:


(1)                 (2)                (3)              (4)              (5)
Name                Aggregate          Pension or       Estimated        Total
                    Compensa-          Retirement       Annual           Compensation
                    tion from          Benefits         Benefits         from the
                    the Corporation    Accrued as       upon             Corporation
                                       part of          Retirement       and Fund
                                       Fund                              Complex
                                       Expenses                          paid to
                                                                         Directors*
Arthur T. Dietz     $18,125            None             None             $36,250
Arthur Howell       $18,125            None             None             $36,250
William A.
 Mitchell, Jr.      $16,250            None             None             $32,500
Lonnie H. Pope      $18,125            None             None             $36,250

* Each Director received fees for services as a Trustee of Enterprise Accumulation Trust.

         Directors, former directors, employees or retirees of the Corporation, or of MONY and its subsidiaries and members of their families, or MONY and its subsidiaries and any employee benefit plans of the foregoing may purchase Class A and Class Y shares at net asset value.

         At September 1, 2000, the officers and Directors of the Fund as a group owned less than one percent of the shares of each Fund.

         The Funds, the Advisor and the Distributor have adopted a Code of Ethics which permits officers and employees to invest in securities for their own accounts, subject to certain restrictions. The Code of Ethics is on file with the SEC and available through the SEC's EDGAR system.

         The following shareholders owned of record or beneficially 5% or more of the indicated Fund Class' shares outstanding as of September 1, 2000:


                                                      Shares                Percent
                                                      ------                -------
Growth Fund Class Y
-------------------
Capinco                                               287,360.64             8.46%

MONY Board of Directors
Investment Plan Supplemental                          735,519.09            21.64%

Mony Board of Directors
Retirement Plan for Field Underwriters                326,419.98             9.61%

Growth & Income Class Y
-----------------------
HSBC Bank USE TTEE                                     29,794.60             6.92%
FBO Benefit Maintenance Plan of
Dime Community Bancorp

RSGroup Trust Company
FBO Independence Community Bank DDCP                   54,650.50            12.69%

RSGroup Trust Company
FBO Charter One Bank FSB                               28,154.96             6.54%

Bank of Millbrook
Maple Brook School                                     28,331.70             6.58%

Flushing Savings Bank Outside
Directors Retirement Plan                              25,526.91             5.93%

Carthage Fed Savings & Loan Assoc                      23,264.99             5.40%

Equity Class A
--------------
Enterprise Capital Management, Inc.                   203,110.08            16.77%

Equity Class C
--------------
Merrill Lynch                                         316,264.40            14.21%
FBD Sole Benefit of its Customers

Equity Class Y
--------------
Enterprise Capital Management Inc.                      7,849.29            20.52%

RSGroup Trust Company
FBO Independence Community Bank DDCP                    9,340.24            24.42%

RSGroup Trust Company FBO Premier National
Bankcorp DCP                                            3,325.09             8.69%

Enterprise Capital Management 401K                      2,898.82             7.58%
Herbert M. Williamson

Equity Income Class Y
---------------------

Enterprise Capital Management, Inc.            3,769.32        79.61%

General Sullivan GRP Inc Board of Dir            443.63         9.37%
Comp Plan FBO Thomas J. Trainer

Enterprise Capital Management 401(k)             381.64         8.06%
Michael D. Woerner


Capital Appreciation Class C
---------------------------

Merrill Lynch Pierce Fenner & Smith           38,456.27         5.88%

Capital Appreciation Class Y
----------------------------
RSGroup Trust Company
FBO Independence Community                     2,323.10        15.57%

RSGroup Trust Company
FBO Premier National Bankcorp DCP              3,035.14        20.34%

Enterprise Capital Management 401(k)
Robert Ippolito                                1,940.07        13.00%

Enterprise Capital Management, Inc.            2,543.88        17.05%

General Sullivan Group Board
of Directors General Compensation Plan           782.51         5.25%

Multi-Cap Growth Class C
----------------------------

Merrill Lynch Pierce Fenner & Smith          283,045.09         8.65%

Multi-Cap Growth Class Y
----------------------------

Enterprise Capital Management                 20,000.00         31.39%

Enterprise Capital Management 401(k)           4,727.39          7.42%
Patricia Cox

RSGroup Trust Company                          5,539.08          8.69%
FBO Independence Savings Bank DICP

Small Company Growth Class Y
----------------------------

HSBC Bank USA TTEE                            24,855.71         8.93%
Flushing Savings Bank

RSGroup Trust Company                         16,944.13         6.09%
FBO Roosevelt Savings Bank

RSGroup Trust Company                         18,957.28         6.81%
FBO Independence Community

Small Company Value Class A
---------------------------

Charles Schwab & Co Inc.                   1,711,416.32         9.10%
Special Custody Account

Small Company Value Class Y
---------------------------
RSGroup Trust Company                         11,570.73         7.81%
FBO Independence Community

NFSC FEBO #04J-651320                         51,801.17        34.95%
Doug Flutie Jr.

Baumann Paper Company 401(k) PSP              10,624.22         7.17%
DTD 7/1/6

Multi-Cap Growth Class A
------------------------
Merrill Lynch, Pierce, Fenner & Smith        424,806.53         5.04%
FBO Sole Benefit of its Customers

International Growth Class A
----------------------------
MONY Financial Services                                                  145,941.19            5.37%

International Growth Class Y
----------------------------
MONY Employees' Supplemental Investment Plan                             778,722.32           68.33%
MONY Field Underwriters Retirement Plan                                  354,429.43           31.10%

Global Financial Services Class C
---------------------------------
NFSC FEBO Nancy J. Walter                                                 7,066.15             5.16%

Global Financial Services Class Y
----------------------------------
MONY Financial Services                                                 974,145.85            98.43%

Internet Fund Class C
---------------------
Merrill Lynch Pierce Fenner & Smith                                     151,350.54             6.81%

Internet Fund Class Y
---------------------
Enterprise Capital Management                                            10,000.00            19.45%
Richard J. Kazlor                                                         2,297.71             5.99%
Kathleen P. Kazlor JT WROS

Global Financial Services Class A
---------------------------------
Wampum Hardware Co. P/S Plan                                            246,257.83            12.43%
Gerald Davis

RSGroup Trust Company
FBO Independence Savings Bank                                             3,333.54             8.69%

Enterprise Capital Management 401(K)                                      3,037.17             7.92%
Robert Ippolito

Enterprise Capital Management 401(K)                                      2,851.78             5.55%

Government Securities Class C
-----------------------------
Everen Securities FBO
Robert McKay & Assoc. LLP 401(k)                                         41,259.56             8.82%

Government Securities Class Y
-----------------------------

RSGroup Trust Company
FBO Premier National Bankcorp DCP                           40,537.48           6.59%

Institutional Securities Corp.                             114,479.08          18.62%

Marine Midland Bank TTEE                                    56,921.98           9.26%
Flushing Savings Bank Dir. Plan

RSGroup Trust Company                                       74,369.78          12.10%
Roslyn Savings Bank

RSGroup Trust Company                                       44,957.75           7.31%
Roosevelt Savings Bank SERP

HSBC Bank USA TTEE                                          45,741.74           7.44%
FBO Benefit Maintenance Plan of
Dime Community Bancorp

Tax-Exempt Income Class B
-------------------------

NFSC
William C. Foust                                            47,995.10          11.59%

Tax-Exempt Income C
-------------------------
Barbara M. Lucas                                             4,746.78           5.04%

Chris Barnette
Dorothy Barnette                                             5,859.20           6.22%

Porter Y. Fisher &
Oral Fisher                                                  5,279.46           5.60%

NFSC FEBO John H. Muller                                    19,417.36          20.61%

Virginia Ryznar Trustee
John W. Ryznar Trust                                        15,486.89          16.44%

Virginia Ryznar Trust                                        7,144.83           7.58%

Tax-Exempt Income Class Y
-------------------------

Enterprise Capital Management, Inc.                          3,541.08          99.27%


Balanced Class A
----------------

State Street Bank & Trust Co.
IRA and IRA R/O Kenneth R. Hutchins                        106,950.14           8.99%

Enterprise Capital Management                              140,000.00          11.77%


Balanced Class C
----------------

Enterprise Capital Management                               20,000.00           8.52%

NFSC FEBO #04J-073954                                       21,058.31           8.97%

NFSC FEBO #04J-954284                                       12,349.49           5.26%


Balanced Class Y
----------------

Enterprise Capital Management                               20,000.00          98.59%



Money Market Class A
--------------------
National Financial Svcs Corp.                          148,647,395.61     63.81%

Money Market Class C
--------------------

Wales Industrial Services Inc.                             548,588.51      7.81%
Resource Trust Company Cust.                               484,306.05      6.90%
FBO Marvin B. Davis Jr. C/F
--------------------

Money Market Class Y
--------------------

RSGroup Trust Company                                      721,428.76     31.43%
FBO Northfield Serp

RSGroup Trust Company
FBO Charter One Bank FSB                                   288,791.00     12.58%

General Sullivan Group Employees                           131,229.78      5.72%

General Sullivan Group Board                               302,113.61     13.16%

Charter Trust Bank TTEE                                    213,807.42      9.32%
Mid-Maine Savings Bank

High-Yield Bond Class C
-----------------------
State Street Bank & Trust                          86,864.01         11.83%
Retired OSSEO Isd

NFSC FEBO #04J-629774                              39,326.90          5.35%
NFSC/FMIC IRA


High-Yield Bond Class Y
-----------------------

Eric K. Scholl/Diane Scholl                        43,269.83         37.35%

James R. Caywood                                   38,523.32         33.25%

Caywood Christian Capital Management               25,089.76         21.66%


Managed Class Y
---------------

Mony Employee Supplemental Investment
  Plan                                          3,985,865.52         55.88%

Mony Field Underwriters Retirement Plan         2,437,090.51         34.17%


United Food & Commercial Workers
  #56 Welfare Plan                                421,799.89          5.91%


     The Advisor has contractually agreed with the Corporation that it will reimburse such portion of the fees due to it under the Advisor's Agreement as is necessary to assure, for the period commencing January 1, 2000, and ending no earlier than May 1, 2001, that expenses incurred by the Funds will not exceed the following percentages of average daily net assets: Internet (A) 1.90%; (B) 2.45%; (C) 2.45%; (Y) 1.45%;International Internet Fund (A) 1.90%; (B) 2.45%;
(C) 2.45%; (Y) 1.45%; Global Financial Services (A) 1.75%; (B) 2.30%; (C) 2.30%;
(Y) 1.30%; Mid-Cap Growth (A) 1.60%; (B) 2.15%; (C) 2.15%; (Y) 1.15%; Global
Health Care (A) 1.85%; (B) 2.40%; (C) 2.40%; (Y) 1.40%; Multi-Cap Growth (A)
1.85%; (B) 2.40%; (C) 2.40%; (Y) 1.40%; Small Company Growth (A) 1.85%; (B)
2.40%; (C) 2.40%; (Y) 1.40%; Small Company Value (A) 1.75%; (B) 2.30%; (C)
2.30%; (Y) 1.30%; Growth (A) 1.60%; (B) 2.15%; (C) 2.15%; (Y) 1.15%; Growth and
Income (A) 1.50%; (B) 2.05%; (C) 2.05%; (Y) 1.05%; Equity (A) 1.60%; (B) 2.15%;
(C) 2.15%; (Y) 1.15%; Equity Income (A) 1.50%; (B) 2.05%; (C) 2.05%; (Y) 1.05%;
Convertible (A) 1.60%; (B) 2.15%; (C) 2.15%; (Y) 1.15%; Capital Appreciation (A) 1.75%; (B) 2.30%; (C) 2.30%; (Y) 1.30%; International Growth (A) 2.00%; (B)
2.55%; (C) 2.55%; (Y) 1.55%; Global Socially Responsive: (A) 1.75%; (B) 2.30%;
(C) 2.30%; (Y) 1.30%; International Core Growth (A) 1.95%; (B) 2.50%; (C) 2.50%;
(Y) 1.50%; Emerging Countries (A) 2.25%; (B) 2.80%; (C) 2.80%; (Y) 1.80%;
Worldwide Growth (A) 1.85%; (B) 2.40%; (C) 2.40%; (Y) 1.40%; Government
Securities (A) 1.30%; (B) 1.85%; (C) 1.85%; (Y) 0.85%; High-Yield Bond (A)
1.30%; (B) 1.85%; (C) 1.85%; (Y) 0.85%; Tax-Exempt Income (A) 1.10%; (B) 1.65%;
(C) 1.65%; (Y) 0.65%; Large-Cap (A) 1.60%; (B) 2.15%; (C) 2.15%; (Y) 1.15%;
Balanced (A) 1.40%; (B) 1.95%; (C) 1.95%; (Y) 0.95%; Managed (A) 1.50%; (B)
2.05%; (C) 2.05%; (Y) 1.05% and Money Market (A) 0.70%; (B) 0.70%; (C) 0.70%;
(Y) 0.70%. This commitment was also in effect from January 1, 1989 through December 31, 1999. The Fund Managers have advised the Corporation that they may assist in a portion of the above-referenced reimbursement from time to time.


         The Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations thereunder,the Advisor, as the case may be, is not liable for any act or omission in the course of, or in connection with, the rendering of services thereunder. The Agreement permits the Advisor to act as investment advisor for any other person or firm.

         The Advisor and the Corporation entered into an agreement pursuant to which the Advisor advanced on behalf of the Corporation $40,378 for expanding the series to include an Equity Fund and completing the appropriate registration under the Investment Company Act of 1940, the Securities Act of 1933, and certain state securities laws. The agreement provides that this amount will be repaid by the Fund, in five equal annual increments without interest, commencing at the end of the first fiscal year at which the Fund has total net assets of $5 million or more. The Fund has commenced such payments.

         The Advisor's Agreement authorizes the Advisor to enter into subadvisory agreements with various investment advisers as Fund Managers for the Funds. The Fund Manager's Agreements are substantially the same in all material respects except for the names of the Fund Managers and the rates of compensation, which consist of a portion of the management fee that is paid by the Corporation to the Advisor and which the Advisor pays to the Fund Managers.

         The Advisor and the Corporation have received an exemptive order from the Securities and Exchange Commission which permits the Corporation, subject to, among other things, initial shareholder authority, to thereafter enter into or amend Fund Manager Agreements without obtaining shareholder approval each time. Shareholders voted affirmatively to give the Corporation this ongoing authority. With Board approval, the Advisor is permitted to employ new Fund Managers for the Funds, change the terms of the Fund Manager Agreements or enter into a new Agreement with that Fund Manager. Shareholders of a Fund continue to have the right to terminate the Fund Manager's Agreement for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any Fund Manager changes or other material amendments to Fund Manager Agreements that occur under these arrangements.

                           FUND MANAGER ARRANGEMENTS

         The following table sets forth certain information about the Fund Managers for each Fund.

Fund                                        Name and Control Persons           Fee Paid by the Advisor to the
                                               of the Fund Manager             Fund Manager as a Percentage of
                                                                                  Average Daily Net Assets
--------------------------------------------------------------------------------------------------------------------

Internet Fund                           Fred Alger Management, Inc.      0.40% for assets under management.
                                        ("Alger") is owned by its
                                        employees.

International Internet Fund             Alger is owned by its            0.65% for assets up to $50 million;
                                        employees.                       0.55% for assets from $50 million
                                                                         to $100 million; and 0.45% for assets
                                                                         greater than $100 million.

Global Financial Services Fund          Sanford C. Bernstein &           0.50% for assets up to $100 million;
                                        Co., Inc. ("Sanford              0.40% for assets from $100 million
                                        Bernstein"). Sanford             to $300 million; 0.30% for assets
                                        Bernstein is a                   over $300 million.
                                        subsidiary of Sanford
                                        C. Bernstein, Inc.
                                        Sanford C. Bernstein, Inc.
                                        has entered into a
                                        definitive agreement to
                                        combine with Alliance
                                        Capital Management,
                                        L.P.

Global Health Care Fund                 Nicholas-Applegate Capital       0.60% on the first $50 million; 0.50% on
                                        Management ("Nicholas            the next $450 million; 0.45% on the next
                                        Applegate") is owned by its      $500 million; 0.425% thereafter.
                                        active partners.

Small Company Growth Fund               William D. Witter, Inc.          0.65% for assets under management
                                        ("Witter"). Witter is            up to $50 million; 0.55% for assets
                                        owned by its employees           under management for the next
                                                                         $50 million; and 0.45% for assets
                                                                         thereafter.

Small Company Value Fund                GAMCO Investors, Inc.            0.40% for assets under management
                                        ("GAMCO"). GAMCO                 up to $1 billion and 0.30% for
                                        is a wholly owned                assets in excess of $1 billion.
                                        subsidiary of Gabelli
                                        Asset Management Inc.

Multi-Cap Growth Fund                   Alger Management is owned        0.40% for assets under management.
                                        by its employees.

Mid-Cap Growth Fund                     Nicholas-Applegate is owned      0.4375% on the first $50 million;
                                        by its active partners.          0.375% on the next $450 million;
                                                                         0.3375% on the next $500 million;
                                                                         0.325% thereafter.

Growth Fund                             Montag & Caldwell, Inc.          0.30% for assets under management
                                        ("Montag & Caldwell").           up to $100,000,000; 0.25% for
                                        Montag & Caldwell is             assets from $100,000,000 to
                                        controlled by Alleghany          $200,000,000; and 0.20% for assets
                                        Corporation.                     greater than $200,000,000.

Equity Fund                             TCW Investment Management        0.40% for assets under management
                                        Company ("TCW"). TCW is a        up to $100,000,000 and 0.30%
                                        wholly owned subsidiary of TCW   thereafter.
                                        Management company, a Nevada
                                        corporation whose direct and
                                        indirect subsidiaries,
                                        including Trust Company of
                                        the West and TCW Asset
                                        Management Company, provide
                                        a variety of trust, investment
                                        management and investment
                                        advisory services.

Equity Income Fund                      1740 Advisers, Inc.              0.30% for assets under management
                                        ("1740 Advisers"). 1740          up to $100,000,000; 0.25% on the
                                        Advisers is a subsidiary         next $100,000,000; and 0.20%
                                        of MONY.                         thereafter.

Growth and Income Fund                  Retirement System                0.30% for assets under management
                                        Investors Inc. ("RSI").          up to $100,000,000; 0.25% on the
                                        RSI is a subsidiary of           next $100,000,000; and 0.20% for
                                        Retirement System Group          assets greater than $200,000,000.
                                        Inc.

Capital Appreciation Fund               Marsico Capital Management,      0.45% for assets under management.
                                        LLC ("Marsico"). Marsico is
                                        owned 50% by Bank of America
                                        Corp. ("Bank of America") and
                                        50% by its employees. Marsico
                                        and Bank of America have
                                        entered into an agreement for
                                        Bank of America to purchase
                                        the remaining shares of
                                        Marsico that Bank of America
                                        does not already own.

Large-Cap Fund                          Nicholas-Applegate is owned      0.4125% on the first $50 million;
                                        by its active partners.          0.375% on the next $450 million;
                                                                         0.3375% on the next $500 million;
                                                                         0.325% thereafter.

International Growth Fund               Vontobel USA Inc.                0.40% for assets under management
                                        ("Vontobel"). Vontobel is        up to $100,000,000; 0.35% for
                                        a wholly-owned subsidiary        assets under management from
                                        of Bank J. Vontobel of           $100,000,000 to $200,000,000;
                                        Zurich, Switzerland.             0.325% for assets from
                                                                         $200,000,000 to $500,000,000;
                                                                         and 0.25% for assets greater than
                                                                         $500,000,000.

Global Socially Responsive Fund         Rockefeller & Co., Inc.          Rockefeller is a wholly-
                                        ("Rockefeller").                 .45% for assets up to $100 million;
                                        Rockefeller is a wholly-         0.40% for assets from $100 million to
                                        owned subsidiary of              $200 million; 0.30% for assets over
                                        Rockefeller Financial            $200 million.
                                        Services, Inc. which is
                                        in turn owned by or for
                                        the benefit of members of
                                        the Rockefeller family
                                        through the Rockefeller
                                        Trust.

International Core Growth Fund          Nicholas-Applegate is           .5375% on the first $50 million;
                                        owned by its active             .50% on the next $450 million;
                                        partners.                       .45% on the next $500 million;
                                                                        .425% thereafter.

Emerging Countries Fund                 Nicholas-Applegate is           .6875% on the first $50 million;
                                        owned by its active             .6250% thereafter.
                                        partners.

Worldwide Growth Fund                   Nicholas-Applegate is           .5375% on the first $50 million;
                                        owned by its active             .50% on the next $450 million;
                                        partners.                       .45% on the next $500 million;
                                                                        .425% thereafter.

Balanced Fund                           Montag & Caldwell is             0.30% for assets under management
                                        controlled by Alleghany          up to $100,000,000; 0.25% for
                                        Corporation.                     assets from $100,000,000 to
                                                                         $200,000,000; and 0.20% for assets
                                                                         greater than $200,000,000.

Managed Fund                            OpCap Advisors ("OpCap").        0.40% for assets under management
                                        OpCap is a majority-owned        up to $100,000,000 and 0.30% for
                                        subsidiary of PIMCO Advisors,    assets in excess of $100,000,000.
                                        L.P., a limited partnership.

                                        Sanford Bernstein is a           0.40% for assets under management up
                                        subsidiary of Sanford C.         to $10,000,000; 0.30% for the next
                                        Bernstein, Inc. Sanford          $40,000,000 of assets under management
                                        C. Bernstein, Inc. has           (up to $50,000,000); 0.20% on the next
                                        entered into a                   $50,000,000 of assets under management
                                        definitive agreement to          (up to $100,000,000); and 0.10% for assets
                                        combine with Alliance            in excess of $100,000,000.
                                        Capital Management,
                                        L.P.

Government Securities Fund              TCW, a wholly owned              0.30% for assets under management
                                        subsidiary of TCW                up to $50,000,000 and 0.25% for
                                        Management Company, a            assets under management greater
                                        Nevada corporation,              than $50,000,000.
                                        whose direct and indirect
                                        subsidiaries, including
                                        Trust Company of the
                                        West and TCW Asset
                                        Management Company,
                                        provides a variety of trust,
                                        investment management
                                        and investment advisory
                                        services.

Tax-Exempt Income Fund                  MBIA Capital                     0.15% for assets under
                                        Management Corp.                 management.
                                        ("MBIA"). It is a wholly
                                        owned subsidiary of
                                        MBIA, Inc.

High-Yield Bond Fund                    Caywood-Scholl Capital           0.30% for assets under management
                                        Management ("Caywood-            up to $100,000,000 and 0.25% for
                                        Scholl"). It is a wholly         assets above $100,000,000.
                                        owned subsidiary of
                                        RCM Global Investors
                                        LLC, an affiliate of
                                        Dresdner Bank AG.

Convertible Securities Fund             Nicholas-Applegate is           .4125% on the first $50 million;
                                        owned by its active.            .3725% on the next $450 million;
                                        partners.                       .3375% on the next $500 million;
                                                                        .325% thereafter.

Money Market Fund                       Enterprise Capital, a            0.35% for assets under
                                        wholly owned second tier         management.
                                        subsidiary of The Mony
                                        Group Inc.

         The Advisor is the Fund Manager of the Money Market Fund. It utilizes the services of MONY employees for certain services relating to management of the Fund. These services include but are not limited to the initial credit review of approved issuers and trading. All such services are provided on a cost reimbursement basis.

         A shareholder who owns beneficially, directly or indirectly, 25% or more of a Fund's outstanding voting securities may be deemed to "control" (as defined in the 1940 Act) that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Agreement

         The Corporation, on behalf of each Fund, has entered into an Investment Advisory Agreement (the "Advisor's Agreement") with the Advisor which, in turn, has entered into Fund Manager's Agreements with each of the Fund Managers. The Advisor is a subsidiary of MONY Life Insurance Company ("MONY"), one of the nation's largest insurance companies, and is a second-tier subsidiary of The MONY Group Inc. The Advisor was incorporated in 1986. The Advisor's address is 3343 Peachtree Road, Suite 450, Atlanta, Georgia 30326. Victor Ugolyn, who is President of the Fund, is also Chairman of the Board and President of the Advisor.

         The Advisor's Agreement obligates the Advisor to provide investment advisory services to the Funds, to furnish the Corporation with certain administrative, clerical, bookkeeping and statistical services, office space and facilities, and to pay the compensation of the officers of the Corporation. Each Fund pays all other expenses incurred in its operation, including redemption expenses, expenses of portfolio transactions, shareholder servicing costs, mailing costs, expenses of registering the shares under federal and state securities laws, accounting and pricing costs (including the daily calculation of net asset value and daily dividends), interest, certain taxes, legal services, auditing services, charges of the custodian and transfer agent, and other expenses attributable to an individual account. Each Fund also pays a portion of the Corporation's general administrative expenses. These expenses are allocated to the Funds either on the basis of their asset size, on the basis of special needs of any Fund, or equally as is deemed appropriate. These expenses include expenses such as: directors' fees; custodial, transfer agent, brokerage, auditing and legal services; the printing of prospectuses, proxies, registration statements and shareholder reports sent to existing shareholders; printing and issuance of stock certificates; expenses relating to bookkeeping, recording and determining the net asset value of shares; the expenses of qualification of a Fund's shares under the federal and state securities laws; and any other expenses properly payable by the Corporation that are allocable to the respective Funds. Litigation costs, if any, may be directly allocable to the Funds or allocated on the basis of the size of the respective Funds. The Board of Directors annually reviews allocation of expenses among the Funds and has been determined that this is an appropriate method of allocation of expenses.

         The tables below sets forth the 1999, 1998 and 1997 breakdown by Fund of (1) the investment advisory fee paid to the Advisor, (2) the percentage of the investment advisory fee to be paid by the Advisor to the Fund Manager, (3) the fund management fee paid by the Advisor to the Fund Manager, (4) the net investment advisory fee left to the Advisor after payment of the fund management fee, and (5) the amount of the expense reimbursement paid by the Advisor to the Fund. Information with respect to the Global Socially Responsive Fund and the International Internet Fund is not provided because the Funds are new.

                                                              1999
FUND                              (1)            (2)          (3)            (4)             (5)
----                          ------------     ------     -----------     -----------     --------
Growth                        $14,654,678      27.69%      $4,057,914     $10,596,764     $     --
Growth and Income                 781,841      39.03%         305,171         476,670      145,631
Equity                            145,439      53.33%          77,568          67,871      184,205
Equity Income                   1,246,413      37.24%         464,193         782,220       25,121
Capital Appreciation            1,236,280      63.37%         783,412         452,868           --
Multi-Cap Growth              $   180,152      40.00%          72,062         108,090       99,362
Small Company Growth              338,323      64.99%         219,892         118,431      149,327
Small Company Value             1,540,976      53.33%         821,853         719,123           --
International Growth              661,972      44.63%         295,465         366,507           --
Global Financial Services         110,326      58.82%          64,897          45,429      158,388
Internet                          409,227      40.00%         163,691         245,536       51,412
Balanced                           22,459      39.84%           8,947          13,512       96,713
Managed                         3,122,484      41.02%       1,280,994       1,841,490           --
High-Yield Bond                   690,557      48.91%         337,732         352,825      128,160
Government Securities             704,991      45.21%         318,244         386,244      109,760
Tax Exempt Income                 146,578      47.26%          69,273          77,305       95,072
Money Market                      689,144       0.00%               0         689,144           --




                                                                 1998
FUND                              (1)            (2)           (3)                (4)               (5)
----                          ------------       ---       ------------       ------------       --------
Growth                        $7,776,795         31%      $2,223,812         $5,552,983             --
Equity                            77,640         53%          33,324             44,316       $117,115
Growth and Income                309,113         40%         123,645            185,468        178,665
Equity Income                  1,030,099         40%         393,367            636,732        102,250
Capital Appreciation             944,606         66%         616,764            327,843             --
Small Company Growth             247,812         65%         172,622             75,250        196,438
Small Company Value              893,406         53%         476,304            417,102        126,994
International Growth             574,799         53%         304,305            270,493         73,295
Global Financial Services         14,156         47%           8,327              5,829         66,710
Government Securities            585,666         50%         269,028            316,639         80,305
High-Yield Bond                  623,478         50%         309,058            314,420        146,963
Tax-Exempt Income                138,737         45%          41,621             97,116         82,991
Managed                        3,103,061         --%       1,341,224          1,761,836             --
Money Market                     685,510         --%              --            385,510             --


                                                                            1997
FUND                                      (1)                 (2)           (3)                (4)                (5)
----                                  ------------            ---       -----------        ------------       ------------
Growth                                $  3,331,589            31%       $  1,038,424       $  2,293,165       $         --
Equity                                      15,970            53%              8,516              7,453             99,274
Growth and Income                           63,099            40%             25,240             37,859            102,630
Equity Income                              739,501            40%            293,217            446,285            115,504
Capital Appreciation                       903,281            66%            591,969            311,312                 --
Small Company Growth                        84,918            65%             55,197             29,791            104,369
Small Company Value                        275,321            53%            146,838            128,483             69,743
International Growth                       478,833            53%            253,500            225,333             62,527
Government Securities                      483,366            47%            226,402            256,963            130,007
High-Yield Bond                            436,989            50%            218,495            218,494            123,123
Tax-Exempt Income                          141,160            50%             70,580             70,580            108,255
Managed                                  2,180,923            45%            972,369          1,208,554                 --
Money Market                               231,118            --                  --            231,118            158,757

Distributor's Agreements and Plans of Distribution

         The Distributor is a subsidiary of Enterprise Capital Management, Inc. The Distributor's principal business address is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326.

         Class A, Class B and Class C shares of each Fund have adopted a separate Distribution Plan (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, Class A, Class B and Class C shares of each of the Funds are authorized to pay the Distributor a distribution fee for expenses incurred in connection with the continuous distribution of shares of the Fund and an account maintenance fee for shareholder servicing. There is no Distribution Plan in effect for Class Y shares.

         Class A Shares. Class A shares of each Fund (except Money Market Fund) pay the Distributor an account maintenance and distribution fee at the annual rate of 0.45% of each Fund's average daily net assets attributable to Class A shares.

         Class B Shares. Class B shares of each Fund (except Money Market Fund) pay the Distributor a distribution fee at the annual rate of 0.75% of each Fund's average daily net assets attributable to Class B shares. Class B shares of each Fund (except Money Market Fund) also pay an account maintenance fee at the annual rate of 0.25% of each Fund's average daily net assets.

         Class C Shares. Class C shares of each Fund (except Money Market Fund) pay the Distributor a distribution fee at the annual rate of 0.75% of each Fund's average daily net assets attributable to Class C shares. Class C shares of each Fund (except Money Market Fund) also pay an account maintenance fee at the annual rate of 0.25% of each Fund's average daily net assets attributable to Class C shares.

         Use of Distribution and Account Maintenance Fees. All or a portion of the distribution fees paid by Class A, B or C shares may be used by the Distributor to pay costs of printing reports and prospectuses for potential investors and the costs of other distribution expenses. All or a portion of the account maintenance fees paid by the Class A, Class B or Class C shares may be paid to broker-dealers or others for the provision of personal continuing services to shareholders, including such matters as responding to shareholder inquiries concerning the status of their accounts and assistance in account maintenance matters such as changes in address. Payments under the Plans are not limited to amounts actually paid or expenses actually incurred by the Distributor but cannot exceed the maximum rate set by the Plans or by the Board. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plans have the effect of increasing the Corporation's expenses from what they would otherwise be. The Board reviews the Corporation's distribution and account maintenance fee payments and may reduce or eliminate the fee at any time without further obligation of the Corporation.

         In addition to distribution and account maintenance fees paid by the Corporation under Class A, Class B and Class C Plans, the Advisor (or one of its affiliates) may make payments to dealers (including MONY Securities Corp.) and other persons which distribute shares of the Funds (including Class Y shares). Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

                        Distribution Fees and Commissions


                                                                                                         TRAVEL,
                                                                                                         TELEPHONE &
           DISTRIBUTION       COMMISSION         CDSC               COMMISSIONS        MARKETING &       OTHER
           FEES PAID TO       & SALES FEES       COLLECTED &        AND FEES PAID      ADVERTISING       AUTHORIZED
           THE                PAID TO THE        PAID TO THE        TO DEALERS         FEES PAID         FEES PAID
           DISTRIBUTOR        DISTRIBUTOR        DISTRIBUT0R
           ------------       -------------      -------------      --------------     ------------      ------------

1999        $22,438,284       $2,621,461          $ 237,178          $17,142,646        $ 4,958,374       $ 7,895,940
1998        $12,899,177       $1,943,513          $  69,676          $ 8,641,680        $ 3,653,072       $ 5,150,111
1997         $6,667,912       $1,244,343*         $  13,318          $ 4,320,682        $ 2,143,274       $ 3,103,754

-----------------
* During the period from November 3, 1997 through December 31, 1997 the Distributor reallowed the full applicable sales charge to certain broker/dealers with respect to the sale of shares of the Growth and Income Fund, Equity Fund, and Small Company Growth Fund.

Miscellaneous

         The terms of each of the Advisor's Agreement, the Distributor's Agreements and 12b-1 Plans, the Transfer Agent Agreement, the Accounting Agreement and the Fund Manager's Agreements (each an "Agreement," and collectively, the "Agreements") provide that each such Agreement: (i) will automatically terminate upon "assignment," as such term is defined in the Investment Company Act of 1940; (ii) must be approved annually by the Corporation's Board of Directors or by vote of a majority of the outstanding voting securities; and (iii) must be approved annually in person by vote of a majority of the Directors of the Corporation who are not parties to such contract or "interested persons" (as such term is defined in the Investment Company Act of 1940) of such party. Each Agreement further provides that it can be terminated without penalty by either party thereto upon 60 days written notice to the other party.

          PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

         Information concerning purchase and redemption of shares of the Funds, as well as information concerning computation of net asset value per share is set forth in the Prospectus.

         Each Fund offers four separate classes of shares: Class A, B, C and Y shares. Each Class of shares of a Fund represents an identical interest in the investment portfolio of that Fund and has the same rights, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class A shares are subject to an initial sales charge, a distribution fee and service fee, (iii) Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC"), a distribution fee and an ongoing service fee, (iv) only Class B shares have a conversion feature; (v) the Class A, B and C shares have exclusive voting rights with respect to matters related to distribution and servicing expenditures; (vi) Class Y shares are not subject to any sales charge or any distribution, account maintenance or service fee, and (vii) the Classes have separate exchange privileges. In addition, the income attributable to each Class and the dividends payable on the shares of each Class will be reduced by the amount of the distribution fee or service fee, if any, payable by that Class. The distribution-related fees paid with respect to any Class will not be used to finance the distribution expenditures of another Class. Sales personnel may receive different compensation for selling different Classes of shares.

         Fund shares are purchased at the net asset value (plus, with the exception of the Money Market Fund Class A shares and Class Y shares of each fund, the applicable sales charge) next determined after the application for purchase of shares is received by the Enterprise Shareholder Services Division of the Fund's Transfer Agent, National Financial Data Services, Inc. (the "Transfer Agent"). The sales charge may be imposed, at the election of the investor, at the time of purchase (Class A shares) or may be deferred (Class B and C shares and Class A shares in excess of $1,000,000). Purchases can be made through most investment dealers who, as part of the service they provide, must transmit orders promptly.

Initial Sales Charge Waivers and Reductions

         No sales charge applies to purchases of Class A shares by any of the following: (a) selling brokers, their employees and their registered representatives; (b) employees, clients or direct referrals of any Fund Manager or of Evaluation Associates, Inc. ("EAI"); (c) directors, former directors, employees or retirees of the Fund or of The MONY Group Inc. and its subsidiaries; (d) family including spouses, parents, siblings, children, grandchildren and employee benefit plans of any of (a), (b) and (c) above; (e) certain employee benefit plans qualified under Sections 401 and 403 of the IRC, including salary reduction plans qualified under Section 401(k) of IRC and certain payroll deduction plans, subject to minimum requirements with respect to number of participants or plan assets which may be established by the Distributor; (f) MONY and its subsidiaries; (g) clients of fee-based financial planners; and (h) financial institutions and financial institutions' trust departments for funds over which they exercise exclusive discretionary investment authority and which are held in fiduciary, agency, advisory, custodial or similar capacity.

         In addition, members of certain associations, fraternal groups, franchise organizations and unions may enter into an agreement with the Distributor which allows members to purchase Class A shares at a sales load equal to 75% of the applicable sales charge, subject to minimum requirements, with respect to number of participants or plan assets which may be established by the Distributor. The Dealer Discount will also be adjusted in like manner.

         An investor seeking a reduction in sales charge with respect to a waiver of sales charge by reason of being a member of the above-described groups, must describe the basis for the requested reduction or waiver in documents accompanying any new investment. The

Corporation may terminate, or amend the terms of, offering shares of a Fund at net asset value or at a reduced sales charge at any time.

Exemptions from Class A, B and C CDSC

         No CDSC will be imposed when a shareholder redeems Class A, B or C shares in the following instances: (a) shares or amounts representing increases in the value of an account above the net cost of the investment due to increases in the net asset value per share; (b) shares acquired through reinvestment of income dividends or capital gains distributions; (c) shares acquired by exchange from any Fund, other than the Class A Money Market fund where the exchanged shares would not have been subject to a CDSC upon redemption; and (d) Class A shares purchased in the amount of $1 million or more if held for more than twenty-four (24) months, Class B shares held for more than six years and Class C shares held for more than one year.

         In determining whether the Class A, B or C CDSC is payable, it will be assumed that shares that are not subject to a CDSC are redeemed first and that other shares are then redeemed in the order purchased. No CDSC will be imposed on exchanges to purchase shares of another Fund although a CDSC will be imposed on shares (when redeemed) of the acquired Fund purchased by exchange of shares subject to a CDSC. The holding period of shares subject to a CDSC that are exchanged will be deemed to commence as of the date of the initial investment.

         Special Fiduciary Relationships. The CDSC will not apply with respect to purchase of Class A shares for which the seller dealer is not permitted to receive a sales load or redemption fee imposed on a shareholder with whom such dealer has a fiduciary relationship in accordance with the provisions of the such dealer agrees to the reimbursement provision described below, no sales charge will be imposed on sales of $1,000,000 or more and the Distributor will pay to the selling dealer a commission described in the Prospectus.

         For the period of 13 months from the date of the sales referred to in the above paragraph, the distribution fee payable by a Fund to the Distributor pursuant to the Fund's Distribution Plan in connection with such shares will be retained by the Distributor. In the event of a redemption of any such shares within 24 months of purchase, the selling dealer will reimburse the Distributor for the amount of commission paid less the amount of the distribution fee with respect to such shares.

CDSC Waivers and Reductions

         The CDSC will be waived in the event of: (a) distributions to participants or beneficiaries and redemptions (other than redemption of the entire plan) by certain plans, including participant-directed qualified retirement qualified under Section 401(a) of the IRC or from custodial accounts under the IRC Section 403(b)(7), individual retirement accounts under the IRC
Section 408(a), participant-directed non-qualified deferred compensation plans under the IRC section 457 and other employee benefit plans ("plans"), and returns of excess contributions made to these plans; (b) redemption of shares of a shareholder (including a registered joint owner) who has died; (c) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (d) withdrawals under a systematic withdrawal plan where the annual withdrawal does not exceed 10% of the net asset value of the account (only for Class B shares); and (e) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum. The CDSC will also be waived for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in IRC Section 72(t)(2)(A)(iv) prior to age 59 1/2 and required minimum distributions after age 70 1/2. A shareholder will be credited with any CDSC paid in connection with the redemption of any Class A, B, or C shares if within 180 days after such redemption, the proceeds are invested in the same class of shares in the same and/or another Fund.

Services for Investors

         For the convenience of investors, the following plans are available. Investors should realize that none of these plans can guarantee profit or insure against loss. The costs of these shareholder plans (exclusive of the employee benefit plans) are paid by the Distributor, except for the normal cost of issuing shares, which is paid by the Corporation.

         AUTOMATIC REINVESTMENT PLAN. All shareholders, unless they request otherwise, are enrolled in the Automatic Reinvestment Plan under which dividends and capital gains distributions on their shares are automatically reinvested in shares of the same Class of Fund(s) at the net asset value per share computed on the record date of such dividends and capital gains distributions. The Automatic Reinvestment Plan may be terminated by participants or by the Corporation at any time. No sales charge is applied upon reinvestment of dividends or capital gains.

         AUTOMATIC BANK DRAFT PLAN. An Automatic Bank Draft Plan is available for investors who wish to purchase shares of one or more of the Funds in amounts of $25 or more on a regular basis by having the amount of the investment automatically deducted from the investor's checking account. The minimum initial investment for this Plan is $100. Forms authorizing this service are available from the Corporation.

         AUTOMATIC INVESTMENT PLAN. An investor may debit any Class of a Fund Account on a monthly basis for automatic investments into one or more of the other Funds of the same Class. The Fund from which the investment will be made is subject to the $1,000 minimum. The investor may then choose to have $50 or more transferred to either an established Fund, or they may open a new account subject to an initial minimum investment of $100.

         Letter of Intent Investments. Any investor may execute a Letter of Intent covering purchases of Class A shares of $100,000 or more, at the public offering price, of Fund shares to be made within a period of 13 months. A reduced sales charge will be applicable to the total dollar amount of Class A shares purchased in the 13-month period provided at least $100,000 is purchased. The minimum initial investment under a Letter of Intent is 5% of the amount indicated in the Letter of Intent. Class A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the escrow will be released.

         Investors wishing to enter into a Letter of Intent in conjunction with their investment in Class A shares of the Funds should complete the appropriate portion of the new account application.

         Right of Accumulation Discount. Investors who make an additional purchase of Class A shares of a Fund which, when combined with the value of their existing aggregate holdings of shares of a Fund, each calculated at the then applicable net asset value per share, at the time of the additional purchase, equals $100,000 or more, will be entitled to the reduced sales charge shown under "Shareholder Account Information-Class A Shares-Initial Sales Charge Option" in the Prospectus on the full amount of each additional purchase. For purposes of determining the discount, holdings of Fund shares of the investor's spouse, immediate family or accounts controlled by the investor, whether as a single investor or trustee of, or participant in, pooled and similar accounts, will be aggregated upon notification of applicable accounts from the investor.

         Checkwriting. A check redemption feature is available on the Money Market Fund Class A shares with opening balances of $5,000 or more. Redemption checks may be made payable to the order of any person in any amount from $500 to $100,000. Up to five redemption checks per month may be written without charge. Each additional redemption check over five in a given month will be subject to a $5 fee. Redemption checks are free and may be obtained from the Transfer Agent or by contacting the Advisor. A $25 fee will be imposed on any account for stopping payment of a redemption check upon request of the shareholder. It is not possible to use a redemption check to close out an account since additional shares accrue daily.

         Systematic Withdrawal Plan. Investors may elect a Systematic Withdrawal Plan under which a fixed sum will be paid monthly, quarterly, or annually. There is no minimum withdrawal payment required. Shares in the Plan are held on deposit in noncertificate form and any capital gain distributions and dividends from investment income are invested in additional shares of the Fund(s)at net asset value. Shares in the Plan account are then redeemed at net asset value to make each withdrawal payment. Redemptions for the purpose of withdrawals are made on or about the 15th day of the month of payment at that day's closing net asset value, and checks are mailed within five days of the redemption date. Such distributions are subject to applicable taxation.

         Because withdrawal payments may include a return of principal, redemptions for the purpose of making such payments may reduce or even use up the investment, depending upon the size of the payments and the fluctuations of the market price of the underlying Fund securities. For this reason, the payments cannot be considered as a yield of income on the investment.

         Retirement Plans. The Corporation offers various Retirement Plans: IRA (generally for all individuals with employment income); 403(b)(7) (for employees of certain tax-exempt organizations and schools); and corporate pension and profit sharing (including a 401(k) option) plans. For full details as to these plans, you should request a copy of the plan document from the Transfer Agent. After reading the plan, you may wish to consult a competent financial or tax adviser if you are uncertain that the plan is appropriate for your needs.

Conversion of Class B Shares

         Class B shares will automatically convert to Class A shares of the same Fund eight years after the end of the calendar month in which the first purchase order for Class B shares was accepted, on the basis of the relative net asset values of the two classes and subject to the following terms: Class B shares acquired through the reinvestment of dividends and distributions ("reinvested Class B shares") will be converted to Class A shares on a pro rata basis only when Class B shares not acquired through reinvestment of dividends or distributions ("purchased Class B shares") are converted. The portion of reinvested Class B shares to be converted will be determined by the ratio that the purchased Class B shares eligible for conversion bear to the total amount of purchased Class B shares eligible in the shareholder's account. For the purposes of calculating the holding period, Class B shares will be deemed to have been issued on the sooner of: (a) the date on which the issuance of Class B shares occurred, or (b) for Class B shares obtained by an exchange or series of exchanges, the date on which the issuance of the original Class B shares occurred. This conversion to Class A shares will relieve Class B shares that have been outstanding for at least eight years (a period of time sufficient for the Distributor to have been compensated for distribution expenses related to such Class B shares) from the higher ongoing distribution fee paid by Class B shares. Only Class B shares have this conversion feature. Conversion of Class B shares to Class A shares is contingent on the continuing availability of a private letter revenue ruling from the Internal Revenue Service affirming that such conversion does not constitute a taxable event for the shareholder under the IRC. If such revenue ruling or an opinion of counsel is no longer available, conversion of Class B shares to Class A shares would have to be suspended, and Class B shares would continue to be subject to the Class B distribution fee until redeemed.

Exchange Privilege

         An exchange represents the sale of shares of one Fund and the purchase of shares of another, which may produce a gain or loss for tax purposes.

         Shares of a Fund which are not subject to a CDSC exchange will be processed at the net asset value next determined after the Transfer Agent receives your exchange request. Shares of a Fund which are subject to a CDSC will be exchangeable on the basis of the relative net asset value per share without payment of any CDSC which might otherwise be due upon redemption of the shares of the Fund. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of the Fund is "tacked" onto the holding period for the newly acquired shares of the other Enterprise Fund. The exchange feature may be modified or discontinued at any time, upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission ("SEC"). Your exchange may be processed only if the shares of the Fund to be acquired are eligible for sale in your state and if the exchange privilege may be legally offered in your state.

         Exchange of Class A Shares. You may exchange your Class A shares for Class A shares of any other Fund. Class A shares of any Fund cannot be exchanged for Class B, C or Y shares of any other Fund.

         Exchange of Class B Shares. Class B shares of all Fund are exchangeable for Class B shares of any other Enterprise Fund. Class B shares of any Fund cannot be exchanged for Class A, C or Y shares of any other Fund.

         Exchange of Class C Shares. Class C shares of all Funds are exchangeable for Class C shares of any other Fund. Class C shares of any Fund cannot be exchanged for Class A, B or Y shares of any other Fund.

         Exchange of Class Y Shares. Class Y shares of all Funds are exchangeable for Class Y shares of any other Fund. Class Y shares of any Fund cannot be exchanged for Class A, B or C shares of any other Fund.

         The minimum initial investment rules applicable to a Fund apply to any exchange where the exchange results in a new account being opened in such Fund. Exchanged into existing accounts are not subject to minimum amount. Original investment in the Money Market Fund which are transferred to other Funds are not considered Fund exchanges but purchases.

Redemptions -- General

         Payment for redeemed shares is ordinarily made within seven days after receipt by the corporation's transfer agent of redemption instructions in proper form. The redemption privilege may be suspended or payment may be postponed for more than seven days during any period when: (1) the NYSE is closed other than for customary weekend or holiday closings or trading thereon is restricted as determined by the securities and exchange commission; (2) an emergency, as defined by the Securities and Exchange Commission, exists making trading of fund securities or valuation of net assets not reasonably practicable; (3) the Securities and Exchange Commission has by order permitted such suspension or delay.

         The Corporation reserves the right to redeem an account at its option upon not less than 45 days' written notice if an account's net asset value is $500 or less and remains so during the notice period.

Redemptions in Kind

         The Corporation's Articles of Incorporation provide that it may redeem its shares in cash or with a pro rata portion of the assets of the Corporation. To date, all redemptions have been made in cash, and the Corporation anticipates that all redemptions will be made in cash in the future. In order to meet the requirements of certain state laws, the Corporation has elected, pursuant to Rule 18f-1 under the Investment Company Act of 1940, to commit itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (i) $250,000; or (ii) 1% of the net asset value of the Corporation at the beginning of such period. If shares are redeemed through a distribution of the recipient would incur brokerage commissions upon the sale of such securities.

Determination of Net Asset Value

         The net asset value of each Fund's shares is determined once daily as of the close of regular trading on the NYSE on each day on which the NYSE is open for trading. The Funds may own securities that are primarily listed on foreign exchanges which trade on Saturday or other customary United States national business holidays. If the Funds do not price their securities on these days, their net asset values may be significantly affected on days when investors have no access to the Funds. The net asset value per share is effective as of the time of computation.

         Money Market Fund. The net asset value of the Money Market Fund is computed by dividing the total value of the Fund's assets, less liabilities (including dividends payable), by the number of shares outstanding. The assets are determined by valuing the Fund securities at amortized cost, pursuant to Rule 2a-7. The amortized cost method of valuation involves valuing a security at cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

         The purpose of the amortized cost method of valuation is to attempt to maintain a constant net asset value per share of $1.00. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is slightly higher or lower than the price the Fund would receive if it sold its securities. Under the direction of the Board of Directors, certain procedures have been adopted to monitor and stabilize the price per share. Calculations are made to compare the value of the Fund's securities, valued at amortized cost, with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the bid prices for those instruments. If a deviation of 1/2 of 1% or more between the $1.00 per share net asset value and the net asset value calculated by reference to market valuations has occurred, or if there are any other deviations which the Board of Directors believes will result in dilution or other unfair results material to shareholders, the Board of Directors will consider what action, if any, should be initiated. The Money Market Fund seeks to maintain a constant net asset value of $1.00 but there can be no assurance that the Money Market Fund will be able to maintain a stable net asset value.

         The market value of debt securities usually reflects yields generally available on securities of similar quality. When yields decline, the market value of the Fund holding higher yielding securities can be expected to increase; when yields increase, the market value of the Fund invested at lower yields can be expected to decline. In addition, if the Fund has net redemptions at a time when interest rates have increased, the Fund may be forced to sell Fund securities prior to maturity at a price below the Fund's carrying value. Also, rather than market value, any yield quoted may be different from the yield that would result if the entire Fund were valued at market value, since the amortized cost method does not take market fluctuations into consideration.

         Other Funds. The Funds, other than the Money Market Fund, calculate a share's net asset value by dividing the net assets of the Fund by the number of shares then outstanding of such Fund.

         Computation of Offering Price Per Share. The following is the offering price calculation for each Class of shares of each Fund. The Class A, Class B and Class C calculations are based on the value of each Fund's net assets and number of shares outstanding on December 31, 1999.

                                       Growth Fund                                      Growth and Income Fund
                     -----------------------------------------------------  ----------------------------------------------------
                     Class A        Class B      Class C       Class Y      Class A       Class B      Class C      Class Y
                     ---------      -------      -------       -------      -------       -------      -------      -------
Net Assets.........  $1,268,022,312 $811,705,605 $294,682,987  $86,826,383  $65,759,315   $74,596,885  $13,709,571   $17,115,724
                     -------------- ------------ ------------  -----------  -----------   -----------  -----------   -----------
Number of
Shares
Outstanding........      51,648,867   34,049,236   12,206,487    3,464,995    1,704,781     1,952,618      358,525       439,862
                     -------------- ------------ ------------  -----------  -----------   -----------  -----------   -----------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........  $        24.55 $      23.84 $      24.14  $     25.06  $     38.57   $     38.20  $     38.24   $     38.91
                     -------------- ------------ ------------  -----------  -----------   -----------  -----------   -----------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........  $         1.22           **           **           **  $      1.92            **           **            **
                     -------------- ------------ ------------  -----------  -----------   -----------  -----------   -----------

Offering Price.....  $        25.77 $      23.84 $      24.14  $     25.06  $     40.49   $     38.20  $     38.24   $     38.91
                     -------------- ------------ ------------  -----------  -----------   -----------  -----------   -----------

-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C, and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                                       Equity Fund                                      Equity Income Fund
                       ---------------------------------------------------  -------------------------------------------------
                       Class A      Class B      Class C       Class Y      Class A       Class B      Class C      Class Y
                       -------      -------      -------       -------      -------       -------      -------      -------
Net Assets.........    $8,138,955   $11,430,590   $2,144,335    $  161,251   $111,395,065  $44,573,449  $9,337,575   $153,381
                       ----------   -----------   ----------    ----------   ------------  -----------  ----------   --------
Number of
Shares
Outstanding........     1,121,612     1,594,890      298,960        22,225      4,053,893    1,644,839     342,498      5,586
                       ----------   -----------   ----------    ----------   ------------  -----------  ----------   --------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........    $     7.26   $      7.17   $     7.17    $     7.26   $      27.48  $     27.10  $    27.26   $  27.46
                       ----------   -----------   ----------    ----------   ------------  -----------  ----------   --------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........          0.36            **           **            **           1.37           **          **         **
                       ----------   -----------   ----------    ----------   ------------  -----------  ----------   --------

Offering Price.....    $     7.62   $      7.17   $     7.17    $     7.26   $      28.85  $     27.10  $    27.26   $  27.46
                       ----------   -----------   ----------    ----------   ------------  -----------  ----------   --------


-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C, and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                                  Capital Appreciation Fund                                      Multi-Cap
                       ------------------------------------------------   ------------------------------------------------------
                         Class A       Class B      Class C   Class Y           A             B             C               Y
                         -------       -------      -------   -------     -----------    -----------    -----------    ---------
Net Assets.........    $181,232,347   $40,276,107  $6,917,358  $428,427   $49,206,315    $39,854,296    $13,863,694    $ 641,329
                       ------------   -----------  ----------  --------   -----------    -----------    -----------    ---------
Number of
Shares
Outstanding........       3,888,367       899,015     150,876     9,089     3,581,495      2,908,799      1,012,151       46,601
                       ------------   -----------  ----------  --------   -----------    -----------    -----------    ---------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........    $      46.61   $     44.80  $    45.85  $  47.14        $13.74         $13.70         $13.70       $13.76
                       ------------   -----------  ----------  --------   -----------     ----------     ----------    ---------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........            2.32            **          **        **          0.69             **             **           **
                       ------------   -----------  ----------  --------   -----------     ----------     ----------    ---------

Offering Price.....    $      48.93   $     44.80  $    45.85  $  47.14        $14.43         $13.70         $13.70       $13.76
                       ------------   -----------  ----------  --------   -----------     ----------     ----------    ---------

-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                                   Small Company Growth Fund                              Small Company Value Fund
                        --------------------------------------------------     -------------------------------------------------
                        Class A       Class B      Class C      Class Y        Class A       Class B       Class C     Class Y
                        -------       -------      -------      -------        -------       -------       -------     -------
Net Assets.........    $19,024,696   $19,797,924   $4,653,925   $9,295,834   $135,221,672   $98,471,789  $35,265,495  $618,995
                        ----------    ----------   ----------   ----------   ------------   -----------  -----------  --------
Number of
Shares
Outstanding........        571,955       606,930      142,172      276,977     15,855,174    11,904,479    4,173,479    70,895
                        ----------    ----------   ----------   ----------   ------------   -----------  -----------  --------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........     $    33.26    $    32.62   $    32.73   $    33.56   $       8.53   $      8.27  $      8.45  $   8.73
                        ----------    ----------   ----------   ----------   ------------   -----------  -----------  --------

Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........           1.66            **           **           **            0.43            **           **        **
                        ----------    ----------   ----------   ----------    ------------   -----------  -----------  --------

Offering Price.....     $    34.92    $    32.62   $    32.73   $    33.56    $       8.96   $      8.27  $      8.45  $   8.73
                        ----------    ----------   ----------   ----------    ------------   -----------  -----------  --------

------------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C and Class Y are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                                   International Growth Fund                             Global Financial Services Fund
                      -----------------------------------------------------      -----------------------------------------------
                        Class A       Class B       Class C       Class Y        Class A      Class B      Class C       Class Y
                        -------       -------       -------       -------        -------      -------      -------       -------
Net Assets.........   $55,426,432    $23,475,421   $5,770,974   $20,738,162      $5,178,650   $4,660,847   $718,073      $5,477,618
                      -----------    -----------   ----------   -----------      ----------   ----------   --------      ----------
Number of
Shares
Outstanding........     2,327,820      1,003,426      244,634       870,521         928,591      839,668    129,204         980,741
                      -----------    -----------   ----------   -----------      ----------   ----------   --------      ----------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........   $     23.81    $     23.40   $    23.59   $     23.82      $     5.58   $     5.55   $   5.56      $     5.59
                      -----------    -----------   ----------   -----------      ----------   ----------   --------      ----------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........          1.19             **           **            **            0.28           **         **              **
                      -----------    -----------   ----------   -----------      ----------   ----------   --------      ----------

Offering Price.....   $     25.00    $     23.40   $    23.59   $     23.82      $     5.86   $     5.55   $   5.56      $     5.59
                      -----------    -----------   ----------   -----------      ----------   ----------   --------      ----------

-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.


                                                 Internet                                    Government Securities Fund
                     ----------------------------------------------------------   -----------------------------------------------
                           A                B              C             Y        Class A       Class B      Class C      Class Y
                     ------------     ------------    -----------   -----------   -------       -------      -------      -------
Net Assets.........  $119,283,259     $107,175,511    $35,447,799   $ 1,380,957   $73,705,701   $36,876,088  $5,516,423   $6,211,852
                     ------------     ------------    -----------   -----------   -----------   -----------  ----------   ----------
Number of
Shares
Outstanding........     3,760,614        3,385,857      1,120,101        43,401     6,370,136     3,188,584     476,863      537,146
                     ------------     ------------    -----------   ----------    -----------   -----------  ----------   ----------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........        $31.72           $31.65         $31.65        $31.82   $     11.57   $     11.57  $    11.57   $    11.56
                     ------------     ------------    -----------   ----------    -----------   -----------  ----------   ----------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........          1.58               **             **            **          0.58            **          **           **
                      -----------      -----------     ----------    ----------   -----------   -----------  ----------   ----------

Offering Price.....        $33.30           $31.65         $31.65        $31.65   $     12.15   $     11.57  $    11.57   $    11.56
                      -----------      -----------     ----------    ----------   -----------   -----------  ----------   ----------

-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                                     High-Yield Bond Fund                                 Tax-Exempt Income Fund
                        -----------------------------------------------      -----------------------------------------------
                        Class A      Class B      Class C       Class Y      Class A       Class B       Class C      Class Y
                        -------      -------      -------       -------      -------       -------       -------      -------
Net Assets.........     $64,038,367  $36,672,614  $6,841,130    $1,179,099   $21,702,628   $5,639,682  $1,706,501    $61,499
                        -----------  -----------  ----------    ----------   -----------   ----------  ----------    -------
Number of
Shares
Outstanding........       5,828,860    3,338,236     622,644       107,307     1,692,398      439,827     133,062      4,797
                        -----------  -----------  ----------    ----------   -----------   ----------  ----------     ------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........     $     10.99  $     10.99  $    10.99    $    10.99   $     12.82   $    12.82   $   12.82     $ 12.82
                        -----------  -----------  ----------    ----------   -----------   ----------    --------     -------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........            0.55           **          **            **          0.64           **          **          **
                        -----------  -----------  ----------    ----------   -----------   ----------    --------     -------

Offering Price.....     $     11.54  $     10.99  $    10.99    $    10.99   $     13.46   $    12.82   $   12.82     $ 12.82
                        -----------  -----------  ----------    ----------   -----------   ----------    --------     -------

-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                                                 Balanced                                         Managed Fund
                    ---------------------------------------------------------   ----------------------------------------------------
                          A                B              C             Y       Class A       Class B       Class C      Class Y
                     ----------       ----------      ---------     ---------   -------       -------       ----------   ----------
Net Assets.........  $4,946,422       $4,408,874      $ 700,722     $ 108,609   $144,519,183  $149,098,160  $ 9,956,434  $81,090,489
                    -----------       ----------      ---------     ---------   ------------  ------------  -----------  -----------
Number of
Shares
Outstanding........     924,657          824,735        131,028        20,281     15,954,062    16,633,916    1,111,618    8,964,032
                    -----------       ----------      ---------     ---------   ------------  ------------  -----------  -----------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........       $5.35            $5.35          $5.35         $5.35   $       9.06  $       8.96  $      8.96  $      9.05
                     ----------       ----------      ---------     ---------   ------------  ------------  -----------  -----------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........        0.27               **             **            **           0.45           **            **           **
                     ----------       ----------      ---------     ---------   ------------  ------------  -----------  -----------

Offering Price.....       $5.62            $5.35          $5.35         $5.36   $       9.51  $       8.96  $      8.96  $      9.05
                     ----------       ----------      ---------     ---------   ------------  ------------  -----------  -----------

-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                                      Money Market Fund                                    International Internet Fund
                       --------------------------------------------------      --------------------------------------------------
                       Class A       Class B      Class C      Class Y         Class A       Class B      Class C      Class Y
                       -----------   ----------   ---------    ----------      -----------   ----------   ---------    ----------
Net Assets.........    $204,403,508  $32,862,506  $7,296,341   $3,476,822
                       ------------  -----------  ----------   ----------
Number of
Shares
Outstanding........     204,403,508   32,862,506   7,296,341    3,476,822
                       ------------  -----------  ----------   ----------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........    $      1.00   $      1.00  $     1.00   $     1.00
                       -----------   -----------  -----------  ----------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........              **           **          **           **
                       ------------  -----------  ----------   ----------

Offering Price.....    $       1.00  $      1.00  $     1.00   $     1.00
                       ------------  -----------  ----------   ----------

-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C and Class Y shares and Money Market are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                         Fund Transactions and Brokerage

         Each Fund Manager selects the brokerage firms which complete portfolio transactions for that Fund, subject to the overall direction and review of the Advisor and the Board of Directors of the Corporation.

         The initial criterion which must be met by any Fund Manager in selecting brokers and dealers to effect securities transactions for a Fund is whether such brokers and dealers can obtain the most favorable combination of price and execution for the transaction. This does not mean that the execution decision must be based solely on whether the lowest possible commission costs may be obtained. In seeking to achieve the best combination of price and execution, the Fund Managers evaluate the overall quality and reliability of broker-dealers and the service they provide, including their general execution capability, reliability and integrity, willingness to take positions in securities, general operational capabilities and financial condition.

         Subject to this primary objective, the Fund Managers may select for brokerage transactions those firms which furnish brokerage and research services, including analyses and reports concerning issuers, industries, securities, economic factors and trends, to the Corporation, the Advisor, and the respective Fund Managers, or those firms who agree to pay certain of the Corporation's expenses, including certain custodial and transfer agent services, and, consistent with the National Association of Securities Dealers, Inc. Conduct Rules, those firms which have been active in selling shares of the Corporation. If in the judgment of the Fund Manager the Fund will be benefitted by supplemental research services, a broker furnishing such services may be paid brokerage commissions which are in excess of commissions which another broker may have charged for effecting the same transaction. Fund Managers may execute brokerage transactions through affiliated broker/dealers, subject to compliance with applicable requirements of the federal securities laws.

         The following table sets forth the amounts of the brokerage commissions paid to broker-dealers by each Fund for the fiscal year ended December 31, 1999.

        Information with respect to the International Internet Fund and the Global Socially Responsive Fund is not provided due to the fact that the Funds are new.

Fund                  Aggregate                                 Brokerage Commissions       Brokerage Commissions Paid
                      Brokerage           Brokerage             Paid to Affiliated Broker-  to Affiliated Broker-Dealers
                      Commission Paid     Commissions Paid To   Dealers as a Percentage of  as a Percentage of the Fund's
                      on Transactions in  Affiliated Broker-    the Fund's Aggregate        Aggregate Dollar Amount of
                      the Fund's          Dealers               Commissions Paid            Transactions Involving
                      Securities                                                            Brokerage Commissions
---------------------------------------------------------------------------------------------------------------------------

Growth               $1,504,650          $ 9,840                 0.65%                      0.00%
---------------------------------------------------------------------------------------------------------------------------
Growth and Income        72,454                0                 0.00%                      0.00%
---------------------------------------------------------------------------------------------------------------------------
Equity                   61,345                0                 0.00%                      0.00%
---------------------------------------------------------------------------------------------------------------------------
Equity Income           134,891            7,783                 5.77%                      0.00%
---------------------------------------------------------------------------------------------------------------------------
Capital Appreciation    363,583            2,531                 0.70%                      0.00%
---------------------------------------------------------------------------------------------------------------------------
Small Company            31,040                0                 0.00%                      0.00%
Growth
---------------------------------------------------------------------------------------------------------------------------
Small Company Value     376,464          326,540                86.74%                      0.02%
---------------------------------------------------------------------------------------------------------------------------
International Growth    272,673                0                 0.00%                      0.00%
---------------------------------------------------------------------------------------------------------------------------
Global Financial
Services                 10,995            2,928                26.63%                      0.00%
---------------------------------------------------------------------------------------------------------------------------
Government Securities         0                0                 0.00%                      0.00%
---------------------------------------------------------------------------------------------------------------------------

Fund                  Aggregate                                 Brokerage Commissions       Brokerage Commissions Paid
                      Brokerage           Brokerage             Paid to Affiliated Broker-  to Affiliated Broker-Dealers
                      Commission Paid     Commissions Paid To   Dealers as a Percentage of  as a Percentage of the Fund's
                      on Transactions in  Affiliated Broker-    the Fund's Aggregate        Aggregate Dollar Amount of
                      the Fund's          Dealers               Commissions Paid            Transactions Involving
                      Securities                                                            Brokerage Commissions
---------------------------------------------------------------------------------------------------------------------------
High-Yield Bond      $      0             $      0              0.00%                       0.00%
---------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Income           0                    0                 0%                       0.00%
---------------------------------------------------------------------------------------------------------------------------
Managed               590,037             $152,448             25.84%                       0.00%
---------------------------------------------------------------------------------------------------------------------------
Money Market                4                    0              0.00%                       0.00%
---------------------------------------------------------------------------------------------------------------------------
Internet             $ 23,783             $ 23,687             99.60%                       0.00%
---------------------------------------------------------------------------------------------------------------------------
Multi-Cap Growth     $ 35,474             $ 35,414             99.83%                       0.00%
---------------------------------------------------------------------------------------------------------------------------
Balanced             $  6,204                   95              1.53%                       0.00%


         The aggregate brokerage commissions paid by the Funds on transactions for the fiscal year ended December 31, 1999, December 31, 1998 and December 31, 1997 were $3,483,593, $2,222,948 and $629,024, respectively.

                             PERFORMANCE COMPARISONS

         From time to time the Corporation may advertise a Fund's average annual total return, other total return data, or yield. Total return and yield are calculated separately for Class A, Class B, Class C and Class Y shares. Total return figures are based on the Fund's historical performance and are not intended to indicate future performance.

         Average annual total return is calculated by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redemption value according to the following formula: Average annual total return is computed assuming all dividends and distributions are reinvested when received and taking into account all applicable recurring and nonrecurring expenses.

                                  P(1+T)N=ERV

Where:    P   = a hypothetical initial payment of $1,000
          T   = average annual total return
          N   = number of years
          ERV = ending redeemable value of hypothetical $1,000 payment made at the beginning of the specified periods at the end of the specified periods.

         Each Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment. Such data will be computed as described above, except that as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data may be quoted. Actual annual or annualized total return data generally will be lower than average total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

         Yield quotations for the Funds, other than the Money Market Fund, is calculated by dividing net investment income of a Fund per share earned during a 30 day period by the maximum offering price per share on the last day of the period according to the following formula:

                             Yield=2[(a-b/cd+1)6-1]

Where:    a = dividends and interest earned during the period.
          b = expenses accrued for the period (net of reimbursements).
          c = the average daily number of shares outstanding during the period, that were entitled to receive dividends.
          d = the maximum offer price per share on the last day of the period.

         Yield quotations for the Money Market Fund will be computed based on a seven day period by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical change reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. The effective yield of the Money Market Fund for a seven-day period is computed by expressing the unannualized return for that period on a compounded, annualized basis by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result according to the following formula:

              Effective Yield=[(Base Period Return + 1)365/7]-1.

         The Money Market Fund's actual yields will fluctuate, and are not necessarily indicative of future actual yields. Actual yields are dependent on such variables as portfolio quality, average portfolio maturity, the type of instruments in which investments are made, changes in interest rates on money market instruments, fund expenses and other factors.

         A Fund may also advertise in items of sales literature an "actual distribution rate" which is computed in the same manner as yield except that actual income dividends declared per share during the period in question are substituted for net investment income per share.

         Any distribution rate, yield or total rate of return figure should not be considered as representative of the performance of a Fund in the future. In addition, the Income Funds' performance figures are not directly comparable to those of bank deposits and other similar investments, which maintain a fixed principal value and pay a fixed yield on the principal amount. These Funds' net asset values are not fixed. They vary based not only upon the type, quality and maturities of the securities held in the Funds, but also on the changes in the current value of such securities and on changes in the Funds' expenses. For narrative discussions of the Fund's performance including graphs comparing Funds to various securities indices, please request a copy of an Annual Report to Shareholders from the Corporation.

         From time to time, a Fund's performance and performance of comparable investments may be compared to that of the Consumer Price Index or various unmanaged indices such as the Dow Jones Industrial Average, the S&P 500, the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Government Bond Index, Lehman Brothers Mortgage Backed Index, Lehman Brothers Municipal Bond Index, Morgan Stanley Goldmine Index, the Salomon Smith Barney Low Grade Index, the Salomon Smith Barney Analytical Record of Yield and Yield Spreads, the Salomon Smith Barney Corporate Bond Rate-of-Return Index, and the Salomon Smith Barney World Money Market Index, Bond-20 Bond Index; and it may also be compared to the performance of other appropriate fixed income or equity mutual funds or mutual fund indices as reported by Lipper Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). Lipper and CDA are widely recognized independent mutual fund reporting services. Lipper and CDA performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges. Investors may also look to mutual fund reporting services such as Computer Directions Advisor Services, Inc., Moody's Bond Survey Index, Nelson's Investment Manager Data Base, Morningstar, Inc. and mortgage trade and other publications to compare the performance of each Fund with other mutual funds in that Fund's category. Also, a Fund's performance may be compared to the historical returns of various investments, performance indices of those investments or economic indicators, included but not limited to stocks, bonds, certificates of deposit, money market deposit accounts, money market funds and US Treasury Bills. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. Betas utilized will be calculated by CDA Investment Technologies, Inc.

         The Corporation's performance may be compared in advertising to the performance of other mutual funds in general or the performance of particular types of mutual funds, especially those with similar objectives. Lipper, an independent mutual fund performance rating service headquartered in Summit, New Jersey, provides rankings which may be used from time to time.

         From time to time, articles about the Corporation regarding its performance or ranking may appear in national publications such as Kiplinger's Personal Finance Magazine, Money Magazine, Financial World, Morningstar, Dalbar, Value Line Mutual Fund Survey, Forbes, Fortune, Business Week, Wall Street Journal, Donaghue Mutual Funds and Barron's. Some of these publications may publish their own rankings or performance reviews of mutual funds, including the Corporation. Reference to or reprints of such articles may be used in the Corporation's promotional literature.

         The Money Market Fund may compare its performance in advertising to the yield on Certificates of Deposit ("CDs") or other investments issued by banks. The Money Market Fund differs from bank investments in that bank products offer fixed or variable rates; principal is fixed and may be insured. Money market funds seek to maintain a stable net asset value and yield fluctuates. Further, the Fund may offer greater liquidity or higher potential returns than CDs.

         The Corporation may advertise examples of the effects of periodic investment plans, including the principal of dollar cost averaging. Dollar cost averaging programs provide an opportunity to invest a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when the price is high and more shares when the price is low. While such a strategy does not assure a profit guard against loss in a declining market, the investor's cost per share can be lower if fixed numbers of shares had been purchased at periodic intervals. In evaluating such a plan, consideration should be given to the shareholder's ability to continue purchasing shares through periods of low price levels.

                                      TAXES

         In order to qualify for federal income tax treatment as a regulated investment company under Subchapter M of the IRC for a taxable year, each Fund must, among other things, (a) derive at least 90% of its gross income during such taxable year from qualifying income (i.e., dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or options thereon, and certain other related income); (b) diversify its holdings so that, at the end of each fiscal quarter of such taxable year, (i) at least 50% of the market value of its total assets is represented by cash, cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited, in the case of other securities for purposes of this calculation, in respect of any one issuer, to an amount not greater than 5% of the value of its total assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government Securities).

         Each Fund has qualified and intends to continue to qualify as a "regulated investment company" under the provisions of the IRC as amended. For purposes of the IRC, each Fund is regarded as a separate regulated investment company. If any Fund qualifies as a "regulated investment company" and complies with distribution requirements applicable to regulated investment companies, the Fund will be relieved of federal income tax on the income and capital gains distributed to shareholders.

         Dividends declared from a Fund's net investment income, including its net realized short-term capital gains in excess of its net realized long-term capital losses, are taxable to its shareholders as ordinary income, whether such dividends are received in cash or additional shares. If, for any taxable year, a Fund complies with certain requirements, some or all of the dividends paid out of the Fund's income from dividends paid by domestic corporations received by the Fund's corporate shareholders may qualify for the 70% dividends received deduction available to corporations. Dividends paid by the Income Funds and the International Growth Fund are not expected to be eligible for dividends received deductions.

         Distributions declared from a Fund's realized net capital gain (realized net capital gains from the sale of assets held for more than 12 months in excess of realized net short-term capital losses) and designated by the Fund as a capital gain dividend in a written notice to the shareholders are taxable to such shareholders as capital gain without regard to the length of time a shareholder has held stock of the Fund and regardless of whether paid in cash or additional shares. Capital gain dividends received by individuals are taxed at the minimum rate of 20%.

         The Funds may be required to withhold for federal income taxes 31% ("Back-Up Withholding") of the distributions and the proceeds of redemptions payable to shareholders who fail to comply with regulations requiring that they provide a correct social security or taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to Back-up Withholding. Corporate shareholders and certain other shareholders specified in the IRC are exempt from Back-Up Withholding.

         Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. In the case of an individual, any such capital gain will be treated as short-term capital gain if the shares were held for not more than 12 months and long-term gain taxable at the maximum rate of 20% if such shares were held for more than 12 months. In the case of a corporation, any such capital gain will be treated as long-term capital gain, taxable at the same rates as ordinary income, if such shares were held for more than 12 months. Any such capital loss will be long-term capital loss if the shares were held for more than 12 months. A sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of any long-term capital gains distributions with respect to such shares.

         Generally, any loss realized on a sale or exchange of shares of a Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are disposed. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

         In certain circumstances (e.g., an exchange), a shareholder who has held shares in a Fund for not more than 90 days may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain or loss realized upon the sale or exchange of shares of the Fund.

         No gain or loss will be recognized by Class B shareholders upon the conversion of Class B shares into Class A shares.


Tax-Exempt Income Fund

         Dividends derived from interest on Municipal Securities and designated by the Tax-Exempt Income Fund as exempt interest dividends by written notice to the shareholders, under existing law, are not subject to federal income tax. Dividends derived from net capital gains realized by the Fund are taxable to shareholders as a capital gain upon distribution. Any short-term capital gains or any taxable interest income or accrued market discount (whether on taxable or tax-exempt securities) realized by the Fund will be distributed as a taxable ordinary income dividend distribution. These rules apply whether such distribution is made in cash or in additional shares. The percentage of income that is tax-exempt is applied uniformly to only the income distributions made by the Fund during each year. As with shares in all Funds, a sale, exchange or redemption of shares in the Tax-Exempt Income Fund is a taxable event and may result in capital gain or loss. Any capital loss realized from shares held for six months or less is disallowed to the extent of tax-exempt dividend income received.

         The Tax-Exempt Income Fund declares daily and pays dividends monthly on the last business day of the month. When a shareholder redeems shares of the Fund on other than a dividend payment date, a portion of the shareholder's redemption proceeds will represent accrued tax-exempt income which will be treated as part of the amount realized for purposes of capital gains computations for federal and state or local income tax purposes and will not be tax-exempt.

         Income from certain "private activity" bonds issued after August 7, 1986, are items of tax preference for the alternative minimum tax at a maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the alternative minimum tax on that part of such Fund distributions derived from interest income on those bonds. The Tax-Exempt Income Fund does not intend to invest more than 20% of its assets in private activity bonds. In addition, a portion of a distribution derived from any tax-exempt interest incurred, whether or not from private activity bonds, will be taken into account in determining the corporate alternative minimum tax. In higher income brackets, up to 85% of an individual's Social Security benefits may be subject to federal income tax. Along with other factors, total tax-exempt income, including any tax-exempt dividend income from the Fund, is taken into account in determining that portion of Social Security benefits which is taxed.

         All or a portion of the interest incurred by a shareholder to purchase or carry an investment in the Tax-Exempt Income Fund will not be deductible.

         The treatment for state and local tax purposes of distribution from the Tax-Exempt Income Fund representing Municipal Securities interests will vary according to the laws of state and local taxing authorities.

Foreign Income Taxes

         Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Corporation to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Funds' assets to be invested within various countries is not known. The Corporation intends to operate so as to obtain treaty-reduced rates of tax where applicable.

         To the extent that a Fund is liable for foreign income taxes withheld at the source, the Fund may elect to "pass through" to the Fund's shareholders credits for foreign income taxes paid, but there can be no assurance that the Fund will be able to do so.

Excise Tax

         The federal tax laws impose a 4% nondeductible excise tax on each regulated investment company with respect to the amount, if any, by which such company does not meet certain specified distribution requirements. Each Fund intends to comply with such distribution requirements and thus does not expect to incur the 4% nondeductible excise tax.

General

         The foregoing is a general and abbreviated summary of the applicable provisions of the IRC and Treasury Regulations in effect, as currently interpreted by the Courts and by the Internal Revenue Service in published revenue rulings and in private letter rulings and is only applicable to U.S. persons. These interpretations can be changed at any time. For the complete provisions, reference should be made to the pertinent IRC sections and the Treasury Regulations promulgated thereunder. The above discussion covers only federal income tax considerations with respect to the Funds and their shareholders. State and local tax laws vary greatly, especially with regard to the treatment of exempt-interest dividends. Shareholders should consult their own tax advisers for more information regarding the federal, state, and local tax treatment of each account.

         Statements indicating the tax status of distributions to each shareholder will be mailed to each shareholder annually.

                           DIVIDENDS AND DISTRIBUTIONS

         It is the Corporation's intention to distribute substantially all of the net investment income and realized net capital gains, if any, of each Fund. The per share dividends and distribution on each class of shares of a Fund will be reduced as a result of any service fees applicable to that class. For dividend purposes, net investment income of each Fund will consist of substantially all dividends received, interest accrued, net short-term capital gains realized by such Fund less the applicable expenses of such Fund.

         Unless shareholders request otherwise, by notifying the Fund's Transfer Agent, dividends and capital gains distributions will be automatically reinvested in shares of the respective Fund at net asset value; such reinvestments automatically occur on the payment date of such dividends and capital gains distributions. At the election of any shareholder, dividends or capital gains distributions, or both, will be distributed in cash to such shareholders. However, if it is determined that the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder, the respective Funds will terminate the shareholder's election to receive dividends and other distributions in cash. Thereafter, the shareholder's subsequent dividends and other distributions will be automatically reinvested in additional shares of the respective Funds until the shareholder notifies the Transfer Agent or the Corporation in writing of his or her correct address and requests in writing that the election to receive dividends and other distributions in each be reinstated.

         Distributions of capital gains from each of the Funds, other than the Money Market Fund, are made at least annually. Dividends from investment income of the Equity Funds (except the Equity Income Fund) and Managed Fund are declared and paid at least annually. Dividends from investment income on the Equity Income Fund are paid semiannually. Dividends from investment income for the Income Funds are declared daily and paid monthly. Dividends from investment income and any net realized capital gains for the Money Market Fund are declared daily and reinvested monthly in additional shares of the Money Market Fund at net asset value.

         Although the legal rights of each Class of shares are substantially identical, the different expenses borne by each Class will result in different net asset values and dividends for each Class.

                             ADDITIONAL INFORMATION

Capital Stock


         The authorized capital stock of the Corporation consists of Common Stock, par value $0.10 per share. The shares of Common Stock are divided into 26 series with each series representing a separate Fund. The Board of Directors may determine the number of authorized shares for each series and to create new series of Common Stock. It is anticipated that new Classes will be authorized by the Board from time to time as new Funds with separate investment objectives and policies are established.


         Each Class of shares is entitled to participate in dividends and distributions declared by the respective Funds and in net assets of such Funds upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except that each Class will bear its own distribution and shareholder servicing charges. The shares of each Fund, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion (except as described above), exchange or similar rights, and will be freely transferable. Holders of shares of any Fund are entitled to redeem their shares as set forth in the Prospectus. The rights of redemption and conversion rights are described elsewhere herein and in the Prospectus.

Voting Rights

         Shares of each Fund are entitled to one vote per share and fractional votes for fractional shares. The Corporation's shareholders have the right to vote on the election of Directors of the

Corporation and on any and all other matters on which, by law or the provisions of the Corporation's bylaws, they may be entitled to vote. Voting rights are not cumulative, so that holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all of the Directors of the Corporation, in which event the holders of the remaining shares are unable to elect any person as a Director.

         On matters relating to all Funds or Classes of shares and affecting all Funds or Class of shares in the same manner, shareholders of all Funds or Classes of shares are entitled to vote. On any matters affecting only one Fund, only the shareholders of that Fund are entitled to vote. On matters relating to all the Funds but affecting the Funds differently, separate votes by Fund are required. Each Class has exclusive voting rights with respect to matters related to distribution and servicing expenditures, as applicable.

         The Corporation and its Funds are not required by Maryland law to hold annual meetings of shareholders under normal circumstances. The Board of Directors or the shareholders may call special meetings of the shareholders for action by shareholder vote, including the removal of any or all of the Directors, as may be required by either the Articles of Incorporation or bylaws of the Corporation, or the Investment Company Act of 1940. Shareholders possess certain rights related to shareholder communications which, if exercised, could facilitate the calling by shareholders of a special meeting.

                            REPORTS TO SHAREHOLDERS

         The Corporation sends to all its shareholders annual and semiannual reports.

                CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

         State Street Bank and Trust Company whose address is One Heritage Drive, The Joseph Palmer Building, North Quincy, Massachusetts, 02171, has been retained to act as custodian of the assets of the Corporation. The custodian is responsible for safeguarding and controlling the cash and securities of the Funds, handling the receipt and delivery of securities and collecting interest and dividends on the Funds' investments.

         National Financial Data Services, Inc. acts as the Corporation's Transfer Agent and Dividend Disbursing Agent. National Financial Data Services, Inc. is a joint venture of State Street Bank & Trust Company of Boston, Massachusetts, and DST Systems, Inc. of Kansas City, Missouri.




                             INDEPENDENT ACCOUNTANTS


         PricewaterhouseCoopers LLP, whose address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103-7042, has been retained to serve as the Corporation's independent accountants. The independent accountants are responsible for auditing the annual financial statements of the Funds.

                              FINANCIAL STATEMENTS

The Corporation's Semi-Annual Report dated June 30, 2000, which was filed with the Securities & Exchange Commission on August 24, 2000 (accession number 0000950168-00-001979), and the Corporation's Annual Report dated December 31, 1999, which was filed with the Securities & Exchange Commission on February 28, 2000 (accession number 0000950168-00-000450), are hereby incorporated by reference into this Statement of Additional Information.

                                   APPENDIX A

                      RATINGS OF CORPORATE DEBT SECURITIES


MOODY'S INVESTORS SERVICE, INC.  (1)

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.

Baa Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this case.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

    ---------------------
    (1) Moody's applies numerical modifiers, 1, 2 and 3 in generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    STANDARD & POOR'S CORPORATION (2)

AAA Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest-rated issues only in a small degree.

A Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

BBB Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher-rated categories.

BB, Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominately B, speculative with respect to the issuer's capacity to pay interest and repay principal in
CCC, accordance with the terms of the obligation. BB indicates the lowest degree of
CC speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    ----------------------
    (2) Plus (+) or Minus (-): The ratings from AA to BB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                   APPENDIX B

    DESCRIPTION OF MUNICIPAL SECURITIES

         Municipal Securities are notes and bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income taxes and, in certain instances, applicable state or local income taxes. These securities are traded primarily in the over-the-counter market.

         Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works and gas and electric utilities. Municipal Securities may also be issued in connection with the refunding of outstanding Municipal Securities obligations, obtaining funds to lend to other public institutions and for general operating expenses. Industrial Development Bonds ("IDBs") are issued by or on behalf of public authorities to obtain funds to provide privately operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port and parking facilities and are considered tax-exempt bonds if the interest thereon is exempt from federal income taxes.

         The two principal classifications of tax-exempt bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although IDBs are issued by municipal authorities, they are generally secured only by the revenues derived from payment of the industrial user. The payment of principal and interest on IDBs is dependent solely upon the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

         Tax-exempt notes are of short maturity, generally less than three years. They include such securities as Project Notes, Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes and Construction Loan Notes. Tax-exempt commercial paper consists of short-term obligations generally having a maturity of less than nine months.

         New issues of Municipal Securities are normally offered on a when-issued basis, which means that delivery and payment for these securities normally takes place 15 to 45 days after the date of commitment to purchase.

         Yields of Municipal Securities depend upon a number of factors, including economic, money and capital market conditions, the volume of Municipal Securities available, conditions within the Municipal Securities market, and the maturity, rating and size of individual offerings.

    Changes in market values of Municipal Securities may vary inversely in relation to changes in interest rates. The magnitude of changes in market values in response to changes in market rates of interest typically varies in proportion to the quality and maturity of obligations. In general, among Municipal Securities of comparable quality, the longer the maturity, the higher the yield, and the greater potential for price fluctuations.

FLOATING RATE AND VARIABLE RATE SECURITIES

         The Tax-Exempt Income Fund may invest in floating rate and variable rate tax-exempt securities. These securities are normally IDBs or revenue bonds that provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of treasury bills or bonds or the prime rate at a major commercial bank and provide that the holders of the securities can demand payment of the obligation on short notice at par plus accrued interest, which amount may be more or less than the amount initially paid for the bonds. Floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate, while variable rate securities provide for a specific periodic adjustment in the interest rate. Frequently such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must be equivalent to the long-term bond or commercial paper rating stated above.

                      The Enterprise Group of Funds, Inc.
                            Atlanta Financial Center
                               450 Peachtree St.
                               Atlanta, GA 30326
                      STATEMENT OF ADDITIONAL INFORMATION
                               ____________, 2000




Global Health Care Fund
Mid-Cap Growth Fund
Large-Cap Fund
International Core Growth Fund
Emerging Countries Fund
Worldwide Growth Fund
Convertible Securities Fund


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the Funds' prospectus dated __________, 2000. Obtain the prospectus without charge by calling 800-______________.


                                TABLE OF CONTENTS


                                                                          Page
                                                                          ----
Organization...............................................................B-2
Securities Descriptions and Techniques.....................................B-2
Investment Restrictions...................................................B-16
Management of the Corporation.............................................B-
Fund Manager Arrangements.................................................B-
Investment Advisory and Other Services....................................B-
         Investment Advisory Agreement....................................B-
         Distributor's Agreements And Plans Of Distribution...............B-
         Miscellaneous....................................................B-
Purchase, Redemption and Pricing of Securities Being Offered..............B-
         Initial Sales Charge Waivers and Reductions......................B-
         Exemptions from Class A, B and C CDSC............................B-
         CDSC Waivers and Reductions......................................B-
         Services For Investors...........................................B-
         Conversion of Class B shares.....................................B-
         Exchange Privilege...............................................B-
         Redemptions In Kind..............................................B-
         Determination Of Net Asset Value.................................B-
Fund Transactions and Brokerage...........................................B-
Performance Comparisons...................................................B-
Taxes.....................................................................B-
Dividends and Distributions...............................................B-
Additional Information....................................................B-
Custodian, Transfer and Dividends Disbursing Agent........................B-
Independent Accountants...................................................B-
Financial Statements......................................................B-
Appendix A................................................................B-
Appendix B................................................................B-




         The Enterprise Group of Funds, Inc. (the "Corporation"), an open-end management investment company, was incorporated in Maryland on January 2, 1968, as Alpha Fund, Inc. On September 14, 1987, the Corporation's name was changed to The Enterprise Group of Funds, Inc. and the Corporation's common stock was divided into nine series, each representing shares of a separate fund of the Corporation (each a "Fund," and collectively the "Funds"). Effective May 1, 1990, the Corporation added its Money Market Fund. Effective October 1, 1993, the Corporation added its Small Company Value Fund and effective October 3, 1994, the Corporation added its Managed Fund. Effective May 1, 1995, the Corporation added Class B and Class Y Shares. Effective May 1, 1997, the Corporation added Class C Shares and the Equity, Growth and Income and Small Company Growth Funds. Effective October 1, 1998, the Corporation added its Global Financial Services Fund. Effective July 1, 1999, the Corporation added the Multi-Cap Growth Fund, the Internet Fund and the Balanced Fund. Effective June 30, 2000 the Corporation added the International Internet Fund. Effective September 29, 2000, the Fund added the Global Socially Responsive Fund. Effective _____________________, 2000, the Fund added the Global Health Care Fund, Mid-Cap Fund, Large-Cap Fund, International Core Growth Fund, Emerging Countries Fund, Worldwide Growth Fund and Convertible Securities Fund (the "Nicholas - Applegate managed funds"). Each Fund is diversified (except for the Global Health Care Fund), as that term is defined in the Investment Company Act of 1940.

investment policies and techniques employed by the Funds. This Statement of Additional Information relates to the Nicholas-Applegate managed Funds.


EQUITY SECURITIES:

         COMMON STOCK is the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earning and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

         PREFERRED STOCKS have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

         WARRANTS give the Funds the option to buy the issuer's stock or other equity securities at a specified price. The Funds may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

         DEPOSITORY RECEIPTS are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by foreign issuers. ADRs in registered form, are designed for use in U.S. securities markets. Such depository receipts may be sponsored by the foreign issuer or may be unsponsored. The Funds may also invest in European and Global Depository Receipts ("EDRs" and "GDRs"), which in bearer form, are designed for use in European securities markets, and in other instruments representing securities of foreign companies. Such depository receipts may be sponsored by the foreign issuer or may be unsponsored. Unsponsored depository receipts are organized independently and without the cooperation of the foreign issuer of the underlying securities; as a result, available information regarding the issuer may not be as current as for sponsored depository receipts, and the prices of unsponsored depository receipts may be more volatile than if they were sponsored by the issuer of the underlying securities. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars; the underling security may be denominated in a foreign currency, although the underlying security may be subject to foreign governmental taxes which would reduce the yield on such securities.

         CONVERTIBLE SECURITIES are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price.

         Convertible securities have lower yields than comparable fixed income securities to compensate for the value of the conversion option. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

         The Funds treat convertible securities as equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

FIXED INCOME SECURITIES:

         CORPORATE DEBT SECURITIES are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt security. The credit risks of corporate debt securities vary widely among issuers.

         ZERO COUPON SECURITIES do not pay interest or principal until final maturity. Most debt securities provide periodic payments of interest (referred to as a "coupon payment"). In contrast, investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the price and the amount paid at maturity represents interest on the zero coupon security. This increases the market and credit risk of a zero coupon security, because an investor must wait until maturity before realizing any return on the investment.

         There are many forms of zero coupon securities. Some securities are originally issued at a discount and are referred to as "zero coupon" or "capital appreciation" bonds. Others are created by separating the right to receive coupon payments from the principal due at maturity, a process known as "coupon stripping." Treasury STRIPs, IOs, and POs are the most common forms of "stripped" zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as "pay-in-kind" or "PIK" securities.

         COMMERCIAL PAPER is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain liquidity in this fashion. The sort maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer.

         BANK INSTRUMENTS are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars are issued by U.S. branches of foreign banks are referred to as Yankee instruments.

         DEMAND INSTRUMENTS are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year. Insurance contracts include guaranteed investment contracts, funding agreements and annuities.

         GOVERNMENT OBLIGATIONS include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. No assurances can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

         VARIABLE AND FLOATING RATE INSTRUMENTS are generally not rated by credited rating agencies; however, the Investment Adviser under guidelines established by the Trust's Board of Trustees will determine what unrated and variable and floating rate instruments are of comparable quality at the time of the purchase to rated instruments eligible for purchase by the Funds. In making such determinations, the Investment Adviser considers the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by a Fund. The absence of such an active secondary market could make it difficult for a Fund to dispose of the variable or floating rate instrument involved in the event of the issuer of the instrument defaulting on its payment obligation or during periods in which a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit.

FOREIGN SECURITIES:

         Foreign securities are securities of issuers based outside the U.S. They are primarily denominated in foreign currencies and traded outside of the United States. In addition to the risks normally associated with equity and fixed income securities, foreign securities are subject to country risk and currency risks. Trading in certain foreign markets is also subject to liquidity risks.

         FOREIGN EXCHANGE CONTRACTS are used by a Fund to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars ("spot currency trades"). A Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. Use of these derivative contracts may increase or decrease a Fund's exposure to currency risk.

         FOREIGN GOVERNMENT SECURITIES generally consist of fixed income securities supported by national, state, or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.


         Foreign government securities also include fixed income securities of "quasi-governmental agencies" which are either issued by entities that are owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit and general taxing powers. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

         EURODOLLAR CONVERTIBLE SECURITIES are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside the United States. Each Fund may invest without limitation in Eurodollar convertible securities, subject to its investment policies and restrictions, that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies.

         EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from may countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations.

                RISK MANAGEMENT AND RETURN ENHANCEMENT STRATEGIES

         Each Fund may engage in various portfolio strategies, including using derivatives, to reduce certain risks of its investments and to enhance return. A Fund, and thus its investors, may lose money through any unsuccessful use of these strategies. These strategies include the use of foreign currency forward contracts, options, futures contracts and options thereon. A Fund's ability to use these strategies may be limited by various factors, such as market conditions, regulatory limits and tax considerations, and there can be no assurance that any of these strategies will succeed. If new financial products and risk management techniques are developed, each Fund may use them to the extent consistent with its investment objectives and polices.

         RISKS OF RISK MANAGEMENT AND RETURN ENHANCEMENT STRATEGIES. Participation in the options and futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. A Fund, and thus its investors, may lose money through any unsuccessful use of these strategies. If the Investment Adviser's predictions of movements in the direction of the securities, foreign currency or interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risk inherent in the use of options, foreign currency and futures contracts and options on futures contracts include (1) dependence on the Investment Adviser's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; (5) the risk that the counterparty may be unable to complete the transaction; and (6) the possible liability of a Fund to purchase or sell a portfolio security at a disadvantageous time, due to the need for a Fund to maintain "cover" or to segregate assets in connection with hedging transactions.

DERIVATIVES:

         INDEX AND CURRENCY-LINKED SECURITIES are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. The Funds may also invest in "equity linked" and "currency-linked" debt securities. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

         MORTGAGE-RELATED SECURITIES are derivative interests in pools of mortgage loans made to U.S. residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations.

         U.S. MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-thoughts." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The principal governmental guarantor of U.S. mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Agency or guaranteed by the Veterans Administration.

         Government-related grantors include the Federal National Mortgage Association ("FNMA") and the Federal Home loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages not insure or guaranteed by any government agency from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC is a government-sponsored corporation created to increase availability of mortgage credit for residential housing and owned entirely by private stockholders. FHLMC issues participation certificates which represent interests in conventional mortgages from FHLMC's national portfolio. Pass-through securities issued by FNMA and participation certificates issued by FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the United States Government.

         Although the underlying mortgage loans in a pool may have maturities of up to 30 years, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. In the even higher than anticipated prepayments of principal, a Fund may be subject to reinvestment in a market of lower interest rates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"). A domestic or foreign CMO in which a Fund may invest is a hybrid between mortgage-backed bond and a mortgage pass-through security. Like a bond, interest is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass through securities guaranteed by GNMA, FHLMC, FNMA or equivalent foreign entities.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal and interest received from the pool of underlying mortgages, including prepayments, is first returned to the class having the earliest maturity date or highest maturity. Classes that have longer maturity dates and lower seniority will receive principal only after the higher class has been retired.

         ASSET BACKED SECURITIES are payable from pools of obligations other than mortgages. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. However, most asset backed securities involve consumer or commercial debts with maturities of less than ten years. Asset backed securities may take the form of commercial paper or notes, in addition to pass through certificates. Asset backed securities may also resemble some types of CMOs, such as Floaters, Inverse Floaters, IOs and POs.

         Historically, borrowers are more likely to refinance their mortgage than any other type of consumer debt or short term commercial debt. In addition, some asset backed securities use prepayment to buy addition assets, rather than paying off the securities. Therefore, although asset backed securities may have some prepayment risks, they generally do not present the same degree of risk as mortgage backed securities.

         SYNTHETIC CONVERTIBLE SECURITIES are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by Standard and Poor's.

OPTIONS AND FUTURES:

         OPTIONS are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium", from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Funds may:

- Buy call options on foreign currency in anticipation of an increase in the value of the underlying asset.

- Buy put options on foreign currency, portfolio securities, and futures in anticipation of a decrease in the value of the underlying asset.

- Write call options on portfolio securities and futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

         STOCK INDEX OPTIONS. Each Fund may also purchase put and call options with respect to U.S. and global stock indices. The Funds may purchase such options as a hedge against changes in the values of portfolio securities or securities which they intend to purchase or sell, or to reduce risks inherent in the ongoing management of the Funds.

         The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on a stock index depends on the Investment Adviser's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

         Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, A Fund could not be able to close out options which it had purchased, and if restrictions on exercise were imposed, a Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Funds purchase put or call options only with respect to an index which the Investment Adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

         FOREIGN CURRENCY OPTIONS. Each Fund may buy or sell put and call options on foreign currencies. A put or call option on foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Funds use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of a call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price of an in-the-money strike prices. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Funds to reduce foreign currency risk using such options.

         As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

         FORWARD CURRENCY CONTRACTS. Each Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Fund might purchase a particular currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

         FUTURES CONTRACTS provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified when the contract is made. Futures contracts traded OTC are frequently referred to as "forward contracts". Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

         The Funds may buy and sell interest rate or financial futures, futures on indices, foreign currency exchange contracts, forward foreign currency exchange contracts, foreign currency options, and foreign currency futures contracts.

         INTEREST RATE OR FINANCIAL FUTURES CONTRACTS. Each Fund may invest in interest rate or financial futures contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures markets, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have generally tended to move in the aggregate in concert with cash market prices, and the prices have maintained fairly predictable relationships.

         The sale of an interest rate or financial future sale by a Fund obligates the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchased by a Fund obligates the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Although interest rate or financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without delivery of securities. A Fund closes out a futures contract sale by entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund receives the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the Fund closes out a futures contract purchase by entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

         OPTIONS ON FUTURES CONTRACTS. The Funds may purchase options on the futures contracts they can purchase or sell, as described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. There is no guarantee that such closing transactions can be effected.

         Investments in futures options involve some of the same considerations as investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. Depending on the pricing of the contract will note be fully reflected in the value of the option. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options are more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Funds because the maximum amount at risk is limited to the premium paid for the options (plus transaction costs).

         Investments in futures options involve some of the same considerations as investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contact will not be fully reflected in the value of the option. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options are more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Funds because the maximum amount at risk is limited to the premium paid for the options (plus transaction costs).

         RISKS OF TRANSACTIONS IN OPTIONS AND FUTURES CONTRACTS. There are several risks related to the use of futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the options or futures contract and movements in the price of the securities which are the subject of the hedge. The price of the contract may move more or less than the price of the securities being hedged. If the price of the contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the security being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the contract. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or a gain on the contract which will not be completely offset by movements in the price of the securities which are subject to the hedge.

         When contracts are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead. If a Fund then decides not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the contract that is not offset by a reduction in the price of securities purchased.

         Although the Funds intend to purchase or sell contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin.

         Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         Successful use of futures by a Fund depends on the Investment Adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund hedges against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of the stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

         In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures contracts or options, the Fund could experience delays and losses in liquidating open positions purchased or sold through the broker, and incur a loss of all or part of its margin deposits with the broker.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND RELATED OPTIONS

         Excepts as described below under "Non Hedging Strategic Transactions", a Fund will not engage in transactions in futures contracts or related options for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in a Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund may not purchase or sell futures or purchase related options if, immediately thereafter, more than 25% of its net assets would be hedged. A Fund also may not purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets.

         Upon the purchase of futures contracts, a Fund will deposit an amount of cash or liquid debt or equity securities, equal to the market value of the futures contracts, in a segregated account with the Custodian or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

         These restrictions, which are derived from current federal and state regulations regarding the use of options and futures by mutual funds, are not "fundamental restrictions" and the Trustees of the Trust may change them if applicable law permits such a change and the change is consistent with the overall investment objective and policies of a Fund.

INTEREST RATE AND CURRENCY SWAPS:

         For hedging purposes, each Fund may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors. An interest rate or currency swap involves an agreement between a Fund and another party to exchange payments calculated as if they were interest on a specified ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in the exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level.

         CROSS-CURRENCY SWAPS. A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); and exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.

         SWAP OPTIONS. Each Fund may invest in swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to receive fixed pursuant to a swap option is said to own a call.

         SECURITIES SWAPS. Each Fund may enter into securities swaps, a technique primarily used to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system. The fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Fund pays or receives cash from the broker equal to the change in the value of the underlying security.

         INTEREST RATE SWAPS. As indicated above, an interest rate swap is a contract between two entities ("counterparties") to exchange interest payments (of the same currency) between the parties. In the most common interest rate swap structure, one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the "notional principal amount." In most such transactions, the floating rate payments are tied to the London Interbank Offered Rate, which is the offered rate for short-term Eurodollar deposits between major international banks. As there is no exchange of principal amounts, an interest rate swap is not in investment or a borrowing.

         RISKS ASSOCIATED WITH SWAPS. The risks associated with interest rate and currency swaps and interest rate caps and floors are similar to those described above with respect to dealer options. In connection with such transactions, a Fund relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while each Fund will seek to enter into such transactional only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair a Fund's ability to enter into other transactions at a time when doing so might be advantageous.

         A Fund usually enter into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Trust's custodian. If a Fund enters into a swap on other than a net basis, or sells caps or floors, the Fund maintains a segregated account of the full amount accrued on a daily basis of the fund's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Commission.

         A Fund will not enter into any of these transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "high quality" at the time of the purchase by at least one of the established rating agencies (e.g., AAA or AA by S&P).

                              SPECIAL TRANSACTIONS

         TEMPORARY INVESTMENTS. The Funds may temporarily depart from their principal investment strategies in response to adverse market, economic, political or other conditions by investing their assets in cash, cash items, and short-term, higher quality debt securities. A Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. A defensive posture taken by a Fund may result in a Fund failing to achieve its investment objective.

         INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

         "ROLL" TRANSACTIONS. Each Fund may enter into "roll" transactions, which are the sale of GNMA certificates and other securities together with a commitment to purchase similar, but not identical, securities at a later date from the same party. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like when-issued securities or firm commitment agreements, roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. Additionally, in the event the buyer of securities under a roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the transactions may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

         A Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio consistent with its investment objective and policies and not for investment leverage. Nonetheless, roll transactions are speculative techniques and are considered to be the economic equivalent of borrowings by the Fund. To avoid leverage, the Fund will establish a segregated account with its custodian in which it will maintain liquid assets in an amount sufficient to meet is payment obligations with respect to these transactions. A Fund will not enter into roll transactions if, as a result, more than 15% of the fund's net assets would be segregated to cover such contracts.

                       NON-HEDGING STRATEGIC TRANSACTIONS

         Each Fund's options, futures and swap transactions will generally be entered into for hedging purposes--to protect against possible changes in the market values of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, currency or interest rate fluctuations, to protect the Fund's unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities.

Each Fund's net loss exposure resulting from transactions will not exceed 5% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. Such transactions are subject to the limitations described above under "Options," "Futures Contracts," and "Interest Rate and Currency Swaps".

         REPURCHASE AGREEMENTS are agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. Pursuant to such agreements, the Fund acquires securities from financial institutions as are deemed to be creditworthy by the Investment Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement . If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements may be considered to be loans under the Investment Company Act.

         A Fund's custodian is required to take possession of the securities subject to repurchase agreements. The Investment Adviser or the custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

         REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of a security to a Fund and its agreement to repurchase the security (or, in the case of mortgage-backed securities, substantially similar but not identical securities) at a specified time and price. A Fund will maintain in a segregated account with its custodian cash, U.S. Government securities or other appropriate liquid securities in an amount sufficient to cover its obligations under these agreements with broker-dealers (no such collateral is required on such agreements with banks). Under the Investment Company Act, these agreements may be considered borrowings by the Funds, an are subject to the percentage limitations on borrowings describe below. The agreements are subject to the same types of risks as borrowings.

         WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS. Each Fund may purchase securities on a "when-issued," forward commitment or delayed settlement basis. In this event, a Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

         The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Investment Adviser to manage it may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceed 15% of the value of its net assets.

         When a Fund engages in when-issued, forward commitments and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

         BORROWING. Each Fund may borrow money through lines of credit, reverse repurchase agreements, and other techniques. All borrowings by a Fund cannot exceed one-third of a Fund's total assets.

         The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of a Fund's assets fluctuate in value, whereas the interest obligation resulting form a borrowing remain fixed by the terms of the Fund's agreement with its lender, the asset value per share of the Fund tends to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, each Fund may lend portfolio securities in an amount up to 30% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. No lending may be made with any companies affiliated with the Investment Manager. The Funds may lend securities only to financial institutions such as banks, broker/ dealers and other recognized institutional investors in amounts up to 30% of the Fund's total assets. These loans earn income for the Funds and are fully collateralized by cash, securities or letters of credit. The Funds invest cash collateral in securities of other investment companies managed in accordance with Rule 2a-7 of the Investment Company Act of 1940 ("money market mutual funds"). The Funds might experience a loss if the financial institution defaults on the loan.

         The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral or provide to the Funds an irrevocable letter of credit equal in value to at least 102% of the value of domestic and 105% of the value of foreign securities loaned. During the time portfolio securities are on loan, the borrower pays the Funds any interest paid on such securities, and the Funds may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Funds or the borrower at any time. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the collateral to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

         SHORT SALES. Certain Funds may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange or other securities they own (referred to as short sales "against the box") and short sales of securities which they do not own or have the right to acquire.

         In a short sale that is not "against the box," a Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the Fund replaces the security, the proceeds of the short sale are retained by the broker, and the Fund must pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

         Since a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share tends to increase more when the securities it has sold short increase in value, than would otherwise be the case if it had not engage in such short sale. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

         ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund night be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. [IF SUCH SECURITIES ARE SUBJECT TO PURCHASE BY INSTITUTIONAL BUYERS IN ACCORDANCE WITH RULE 144A PROMULGATED BY THE COMMISSION UNDER THE SECURITIES ACT, THE TRUST'S BOARD OF TRUSTEES HAS DETERMINED THAT SUCH SECURITIES ARE NOT ILLIQUID SECURITIES NOTWITHSTANDING THEIR LEGAL OR CONTRACTUAL RESTRICTIONS ON RESALE. IN ALL OTHER CASES, HOWEVER, SECURITIES SUBJECT TO RESTRICTIONS ON RESALE WILL BE DEEMED ILLIQUID.] Investing in restricted securities eligible for resale under Rule 144A could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers become uninterested in purchasing such securities.

         The Global Health Care and Emerging Countries Funds may invest in foreign securities that are restricted against transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Unless these securities are acquired directly from the issuer or its underwriter, the Funds treat foreign securities whose principal market is abroad as not subject to the investment limitation on securities subject to legal or contractual restrictions on resale.

                                 DIVERSIFICATION

         Each Fund (except the Global Health Care Fund) is "diversified" within the meaning of the Investment Company Act. In order to qualify as diversified, a Fund must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by: (1) cash and cash items, Government securities and securities of other investment companies; and (2) other securities except that the Fund may not invest more than 5% of its total assets in the securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer. The Global Health Care Fund is a non-diversified fund for Investment Company Act purposes but is diversified for Internal Revenue Code purposes. Under the Internal Revenue Code the Funds must have at least 50% of the value of their total assets represented by: (1) cash and cash items, Government securities and securities of other investment companies; and (2) other securities except that the Fund may not invest more than 5% of its total assets in the securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer.

         To the extent that the Global Health Care Fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

                             INVESTMENT RESTRICTIONS

         [THE CORPORATION, ON BEHALF OF THE FUNDS, HAS ADOPTED THE FOLLOWING FUNDAMENTAL POLICIES THAT CANNOT BE CHANGED WITHOUT THE AFFIRMATIVE VOTE OF A MAJORITY OF THE OUTSTANDING SHARES OF THE APPROPRIATE FUND (AS DEFINED IN THE INVESTMENT COMPANY ACT).]

         All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the relevant portfolio.

         The investment objective of each Fund is a fundamental policy. In addition, no Fund:

         1. May (except the Global Health Care Fund) invest in securities of any one issuer if more than 5% of the market value of its total assets would be invested in the securities of such issuer, except that up to 25% of a Fund's total assets may be invested without regard to this restriction and a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction also does not apply to investments by a Fund in securities of the U.S. Government or any of its agencies or instrumentalities. [FOR THE GLOBAL HEALTH CARE FUND WITH RESPECT TO 50% OF THE VALUE OF EACH FUND'S TOTAL ASSETS, WILL NOT PURCHASE SECURITIES OF ANY ONE ISSUER (OTHER THAN CASH, CASH ITEMS, OR SECURITIES ISSUED OR GUARANTEED BY THE GOVERNMENT OF THE UNITED STATES OR ITS AGENCIES OR INSTRUMENTALITIES) IF AS A RESULT MORE THAN 5% OF THE VALUE OF ITS TOTAL ASSETS WOULD BE INVESTED IN THE SECURITIES OF THAT ISSUER, AND THE FUND WILL NOT ACQUIRE MORE THAN 10% OF THE OUTSTANDING VOTING SECURITIES OF ANY ONE ISSUER.]


         2. May purchase more than 10% of the outstanding voting securities, or of any class of securities, or any one issuer, or purchase the securities of any issuer for the purpose of exercising control or management, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

         3. May (except the Global Health Care Fund) invest 25% or more of the market value of its total assets in the securities of issuers in any one particular industry, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction does not apply to investments by a Fund in securities of the U.S. Government or its agencies and instrumentalities.

         4. May purchase or sell real estate. However, a Fund may invest in securities secured by, or issued by companies that invest in, real estate or interest in real estate.

         5. May make commercial loans of money, except that a Fund may purchase debt instruments and certificates of deposit and enter into repurchase agreements. Each Fund reserves the authority to make loans of its portfolio securities in an aggregate amount not exceeding 30% of the value of its total assets.

         6. May borrow money on a secured or unsecured basis, provided that, pursuant to the Investment Company Act, a Fund may borrow money if the borrowing is made from a bank or banks and only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowings).

         7. May pledge or in any way transfer as security from indebtedness any securities owned or held by it, except to secure indebtedness permitted by restriction 6 above. This restriction shall not prohibit the Funds from engaging in options, futures and foreign currency transactions.

         8. May underwrite securities of other issuers, except insofar as it may be deemed an underwriter under the Securities Act in selling portfolio securities.

         9. May invest more than 15% of the value of its net assets in securities that at the time of purchase are illiquid.

         10. May purchase securities on margin, except for initial and variation margin on options and futures contracts, and except that a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities.

         11. May engage in short sales (other than the Global Health Care, Mid-Cap Growth, International Core Growth and Worldwide Growth Funds,) except that a Fund may use such short-term credits as are necessary for the clearance of transactions.

         12.      May invest in securities of other investment companies, except
                  (a) that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with the same investment objective, policies and restrictions as the Fund; (b) in compliance with the Investment Company Act; or (c) as part of a merger, consolidation, acquisition or reorganization involving the Fund.

         13. May issue senior securities, except that a Fund may borrow money as permitted by restrictions 6 and 7 above. This restriction shall not prohibit the Funds from engaging in short sales, options, futures and foreign currency transactions.

         14. May enter into transactions for the purpose of arbitrage, or invest in commodities and commodities contracts, except that a Fund may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission.

         15. May purchase or write options on securities, except for hedging purposes (except in the case of the Global Health Care Fund, which may do so for non-hedging purposes) and then only if (i) aggregate premiums on call options purchased by a Fund do not exceed 5% of its net assets; (ii) aggregate premiums on put options purchased by a Fund do not exceed 5% of its net assets; (iii) not more than 25% of a Fund's net assets would be hedged; and (iv) not more than 25% of a Fund's net assets are used as cover for options written by the Fund.


                               PORTFOLIO TURNOVER

         A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund's purchases or sales of securities (excluding short-term securities) by the average market value of that Fund. The Fund Managers intend to manage each Fund's assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Fund's current income available for distribution to its shareholders. While none of the Funds is managed with the intent of generating short-term capital gains, each of the Funds may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the Fund Manager, an issuer's creditworthiness or perceived changes in a company's growth prospects or asset value make selling them advisable. Such an investment decision may result in capital gains or losses and could result in a high portfolio turnover rate during a given period, resulting in increased transaction costs related to equity securities. Disposing of debt securities in these circumstances should not increase direct transaction costs since debt securities are normally traded on a principal basis without brokerage commissions. However, such transactions do involve a mark-up or mark-down of the price.

         The portfolio turnover rates of the Funds cannot be accurately predicted. Nevertheless, the annual portfolio turnover rates of the Funds are expected to exceed 100%. A 100% portfolio turnover rate would occur, for example, if all the securities in a Fund's investment portfolio were replaced once in a period of one year.

                          MANAGEMENT OF THE CORPORATION

         The Board of Directors of the Corporation is responsible for the management of the business of the Corporation under the laws of Maryland, and it is primarily responsible for reviewing the activities of Enterprise Capital Management, Inc. (the "Advisor"), the various Fund Managers and Enterprise Fund Distributors, Inc. (the "Distributor" or "EFD") under the Investment Advisor's Agreement, the Fund Manager's Agreements, the Distributor's Agreement and the Plans which relate to the operations of the Corporation and its Funds.

         The Directors and officers of the Corporation, and their principal occupations during the past five years, are set forth below. Directors who are "interested persons", as defined in the Investment Company are denoted by an asterisk. As to their duties relative to the Corporation, the address of each is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, GA 30326.



NAME, AGE AND POSITION WITH                PRINCIPAL OCCUPATION
THE CORPORATION                            PAST FIVE YEARS
----------------------------               --------------------
Arthur T. Dietz (76)                       President, ATD Advisory Corp. since 1996; President and
Director                                   Chief Executive Officer, Strategic Fund Management, Inc.,
Member of the Audit Committee              1987-1995; Mills B. Lane Professor of Finance and
                                           Banking, Emory University, 1954-1988; Chairman, First
                                           Atlanta Investments, 1998-present; Trustee, Enterprise
                                           Accumulation Trust.

*Samuel J. Foti (48)                       President and Chief Operating Officer, MONY Life
Director                                   Insurance Company of New York ("MONY"), since 1994;
                                           Executive Vice President, MONY, (1991-1994); Trustee,
                                           MONY, since 1993; Senior Vice President, MONY 1989 -
                                           1991; Director, MONY Life Insurance Co. of America,
                                           since 1989; Director, MONY Brokerage, Inc., since 1990;
                                           Director, MONY International Holdings, Inc., since 1994;
                                           Director, MONY Life Insurance Company of the Americas,
                                           Ltd. since 1994; Director, MONY Bank & Trust Co. of the
                                           Americas, Ltd., Director, since 1994; Director, Life Insurance
                                           Marketing and Research Associates, 1996-1997; Trustee, Enterprise
                                           Accumulation Trust; Director, The American College.

Arthur Howell (82)                         Of Counsel, law firm of Alston & Bird, Atlanta, Georgia
Director                                   since 1987; President, Summit Industries, Inc.
Chairman of Audit Committee                (manufacturer) since 1954; Chairman, Crescent Banking Co.,
                                           Inc. 1985-2000; Chairman Emeritus, Crescent Banking Co.,
                                           Inc., 2000; President, Jonesheirs, Inc. (licensing
                                           entity) since 1975; Trustee, Enterprise Accumulation
                                           Trust.


William A. Mitchell, Jr. (60)              President/CEO, Carter & Associates (real estate
Director                                   development), Atlanta, Georgia since 1994; Director, John
                                           Wieland Homes (commercial residential builders) since 1992;
                                           Trustee, Enterprise Accumulation Trust.

Lonnie H. Pope (66)                        Chief Executive Officer, Longleaf Industries, Inc.
Director                                   (chemical manufacturing) (1996-present); formerly President and
Member of the Audit Committee              Chief Executive Officer of AFF, Inc. (aromatics manufacturing)
                                           from 1987 to 1998; Trustee, Enterprise Accumulation Trust.

*Michael I. Roth (54)                      Chairman and Chief Executive Officer, MONY, since 1993;
Director                                   President and Chief Executive Officer, MONY, 1991-
                                           1993; President and Chief Operating Officer, MONY Life,
                                           1991 to 1993; Director, MONY Life Insurance Company of
                                           America since 1991; Director, ARES Holdings Inc. 1995-1998;
                                           1740 Advisers, Inc., since 1992; MONY CS, Inc., since
                                           1989; Executive Vice President and Chief Financial Officer,
                                           MONY 1989-1991; Executive Vice President and Chief Financial
                                           Officer, Primerica Corporation, 1987; Executive Vice
                                           President, Primerica Corporation, 1982-1987; Director,
                                           American Council of Life Insurance (ACLI); Director; The
                                           Life Insurance Counsel of New York; Director, Pitney Bowes,
                                           Inc.; Director, Promus Hotel Corporation; Director, Insurance
                                           Marketplace Standards Association; Director, Enterprise
                                           Foundation (a charitable foundation which develops housing and which is not affiliated with The Enterprise Group of Funds, Inc.);
                                           Director, Metropolitan Development Association of Syracuse and
                                           Central New York; Director, Lincoln Center for the Performing Arts
                                           Leadership Committee; Trustee, Enterprise Accumulation Trust.


*Victor Ugolyn (52)                        Chairman, President and Chief Executive Officer, The
Director                                   Enterprise Group of Funds, Inc. since 1991; Chairman,
                                           President and Chief Executive Officer, Enterprise Capital
                                           Management, Inc. and Enterprise Fund Distributors, Inc. since
                                           1991; Chairman, President and Chief Executive Officer,
                                           Enterprise Accumulation Trust; Vice Chairman and Chief
                                           Marketing Officer, Value Line Securities, Inc. (1986-1991).

Catherine R. McClellan (44)
Secretary                                  Secretary, Enterprise Accumulation Trust since 1994;
                                           Senior Vice President, Secretary and Chief Counsel,
                                           Enterprise Capital Management, Inc. since 1989;
                                           Senior Vice President, Secretary and Chief Counsel,
                                           Enterprise Fund Distributors, Inc. since 1989.

Herbert M. Williamson (48)                 Assistant Secretary and Treasurer, Enterprise Accumulation
Treasurer                                  Trust, Enterprise Capital Management, Inc. and Enterprise
                                           Fund Distributors, Inc. since 1989.

Phillip G. Goff (36)                       Vice President and Chief Financial Officer, Enterprise
Vice President                             Accumulation Trust, Enterprise Capital Management, Inc.
                                           and Enterprise Fund Distributors, Inc. 1995 - present; Audit
                                           Manager, Coopers & Lybrand LLP, 1991 - 1995.

* Messrs. Foti, Roth and Ugolyn are "interested persons" of the Corporation, of the Advisor, and of the Distributor, as that term is defined in the Investment Company Act of 1940.

         Arthur T. Dietz, Arthur Howell and Lonnie H. Pope also serve on the Audit Committee of the Board of Directors. The Audit Committee is charged with recommending to the full

Board the engagement or discharge of the Corporation's independent accountants; directing investigations into matters within the scope of the independent accountants' duties; reviewing with the independent accountants the audit plan and results of the audit; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and preparing and submitting Committee minutes to the full Board. Arthur T. Dietz and Victor Ugolyn also serve on the Valuation Committee of the Board of Directors.

         The Corporation pays fees to those directors who are not "interested persons" of the Corporation at the rate of $12,500 per director per year plus $625 for each regular, special or committee meeting attended. The Corporation pays no salaries, fees or compensation to any of its officers, since these expenses are borne by the Advisor. No fees were paid to the "interested" Directors of the Corporation.

         The following sets forth compensation paid to each of the Directors during fiscal year 1999:


(1)                 (2)                (3)              (4)              (5)
Name                Aggregate          Pension or       Estimated        Total
                    Compensa-          Retirement       Annual           Compensation
                    tion from          Benefits         Benefits         from the
                    the Corporation    Accrued as       upon             Corporation
                                       part of          Retirement       and Fund
                                       Fund                              Complex
                                       Expenses                          paid to
                                                                         Directors*
Arthur T. Dietz     $18,125            None             None             $36,250
Arthur Howell       $18,125            None             None             $36,250
William A.
 Mitchell, Jr.      $16,250            None             None             $32,500
Lonnie H. Pope      $18,125            None             None             $36,250

* Each Director received fees for services as a Trustee of Enterprise Accumulation Trust.

         Directors, former directors, employees or retirees of the Corporation, or of MONY and its subsidiaries and members of their families, or MONY and its subsidiaries and any employee benefit plans of the foregoing may purchase Class A and Class Y shares at net asset value.


         At September 29, 2000, the officers and Directors of the Fund as a group owned less than one percent of the shares of each Fund.


         The Funds, the Advisor and the Distributor have adopted a Code of Ethics which permits officers and employees to invest in securities for their own accounts, subject to certain restrictions. The Code of Ethics is on file with the SEC and available through the SEC's EDGAR system.

         The following shareholders owned of record or beneficially 5% or more of the indicated Fund Class' shares outstanding as of September 1, 2000:


                                                      Shares                Percent
                                                      ------                -------
Growth Fund Class Y
-------------------
Capinco                                               287,360.64             8.46%

MONY Board of Directors
Investment Plan Supplemental                          735,519.09            21.64%

Mony Board of Directors
Retirement Plan for Field Underwriters                326,419.98             9.61%

Growth & Income Class Y
-----------------------
HSBC Bank USE TTEE                                     29,794.60             6.92%
FBO Benefit Maintenance Plan of
Dime Community Bancorp

RSGroup Trust Company
FBO Independence Community Bank DDCP                   54,650.50            12.69%

RSGroup Trust Company
FBO Charter One Bank FSB                               28,154.96             6.54%

Bank of Millbrook
Maple Brook School                                     28,331.70             6.58%

Flushing Savings Bank Outside
Directors Retirement Plan                              25,526.91             5.93%

Carthage Fed Savings & Loan Assoc                      23,264.99             5.40%

Equity Class A
--------------
Enterprise Capital Management, Inc.                   203,110.08            16.77%

Equity Class C
--------------
Merrill Lynch                                         316,264.40            14.21%
FBD Sole Benefit of its Customers

Equity Class Y
--------------
Enterprise Capital Management Inc.                      7,849.29            20.52%

RSGroup Trust Company
FBO Independence Community Bank DDCP                    9,340.24            24.42%

RSGroup Trust Company FBO Premier National
Bankcorp DCP                                            3,325.09             8.69%

Enterprise Capital Management 401K                      2,898.82             7.58%
Herbert M. Williamson

Equity Income Class Y
---------------------

Enterprise Capital Management, Inc.            3,769.32        79.61%

General Sullivan GRP Inc Board of Dir            443.63         9.37%
Comp Plan FBO Thomas J. Trainer

Enterprise Capital Management 401(k)             381.64         8.06%
Michael D. Woerner


Capital Appreciation Class C
---------------------------

Merrill Lynch Pierce Fenner & Smith           38,456.27         5.88%

Capital Appreciation Class Y
----------------------------
RSGroup Trust Company
FBO Independence Community                     2,323.10        15.57%

RSGroup Trust Company
FBO Premier National Bankcorp DCP              3,035.14        20.34%

Enterprise Capital Management 401(k)
Robert Ippolito                                1,940.07        13.00%

Enterprise Capital Management, Inc.            2,543.88        17.05%

General Sullivan Group Board
of Directors General Compensation Plan           782.51         5.25%

Multi-Cap Growth Class C
----------------------------

Merrill Lynch Pierce Fenner & Smith          283,045.09         8.65%

Multi-Cap Growth Class Y
----------------------------

Enterprise Capital Management                 20,000.00         31.39%

Enterprise Capital Management 401(k)           4,727.39          7.42%
Patricia Cox

RSGroup Trust Company                          5,539.08          8.69%
FBO Independence Savings Bank DICP

Small Company Growth Class Y
----------------------------

HSBC Bank USA TTEE                            24,855.71         8.93%
Flushing Savings Bank

RSGroup Trust Company                         16,944.13         6.09%
FBO Roosevelt Savings Bank

RSGroup Trust Company                         18,957.28         6.81%
FBO Independence Community

Small Company Value Class A
---------------------------

Charles Schwab & Co Inc.                   1,711,416.32         9.10%
Special Custody Account

Small Company Value Class Y
---------------------------
RSGroup Trust Company                         11,570.73         7.81%
FBO Independence Community

NFSC FEBO #04J-651320                         51,801.17        34.95%
Doug Flutie Jr.

Baumann Paper Company 401(k) PSP              10,624.22         7.17%
DTD 7/1/6

Multi-Cap Growth Class A
------------------------
Merrill Lynch, Pierce, Fenner & Smith        424,806.53         5.04%
FBO Sole Benefit of its Customers

International Growth Class A
----------------------------
MONY Financial Services                                                  145,941.19            5.37%

International Growth Class Y
----------------------------
MONY Employees' Supplemental Investment Plan                             778,722.32           68.33%
MONY Field Underwriters Retirement Plan                                  354,429.43           31.10%

Global Financial Services Class C
---------------------------------
NFSC FEBO Nancy J. Walter                                                 7,066.15             5.16%

Global Financial Services Class Y
----------------------------------
MONY Financial Services                                                 974,145.85            98.43%

Internet Fund Class C
---------------------
Merrill Lynch Pierce Fenner & Smith                                     151,350.54             6.81%

Internet Fund Class Y
---------------------
Enterprise Capital Management                                            10,000.00            19.45%
Richard J. Kazlor                                                         2,297.71             5.99%
Kathleen P. Kazlor JT WROS

Global Financial Services Class A
---------------------------------
Wampum Hardware Co. P/S Plan                                            246,257.83            12.43%
Gerald Davis

RSGroup Trust Company
FBO Independence Savings Bank                                             3,333.54             8.69%

Enterprise Capital Management 401(K)                                      3,037.17             7.92%
Robert Ippolito

Enterprise Capital Management 401(K)                                      2,851.78             5.55%

Government Securities Class C
-----------------------------
Everen Securities FBO
Robert McKay & Assoc. LLP 401(k)                                         41,259.56             8.82%

Government Securities Class Y
-----------------------------

RSGroup Trust Company
FBO Premier National Bankcorp DCP                           40,537.48           6.59%

Institutional Securities Corp.                             114,479.08          18.62%

Marine Midland Bank TTEE                                    56,921.98           9.26%
Flushing Savings Bank Dir. Plan

RSGroup Trust Company                                       74,369.78          12.10%
Roslyn Savings Bank

RSGroup Trust Company                                       44,957.75           7.31%
Roosevelt Savings Bank SERP

HSBC Bank USA TTEE                                          45,741.74           7.44%
FBO Benefit Maintenance Plan of
Dime Community Bancorp

Tax-Exempt Income Class B
-------------------------

NFSC
William C. Foust                                            47,995.10          11.59%

Tax-Exempt Income C
-------------------------
Barbara M. Lucas                                             4,746.78           5.04%

Chris Barnette
Dorothy Barnette                                             5,859.20           6.22%

Porter Y. Fisher &
Oral Fisher                                                  5,279.46           5.60%

NFSC FEBO John H. Muller                                    19,417.36          20.61%

Virginia Ryznar Trustee
John W. Ryznar Trust                                        15,486.89          16.44%

Virginia Ryznar Trust                                        7,144.83           7.58%

Tax-Exempt Income Class Y
-------------------------

Enterprise Capital Management, Inc.                          3,541.08          99.27%


Balanced Class A
----------------

State Street Bank & Trust Co.
IRA and IRA R/O Kenneth R. Hutchins                        106,950.14           8.99%

Enterprise Capital Management                              140,000.00          11.77%


Balanced Class C
----------------

Enterprise Capital Management                               20,000.00           8.52%

NFSC FEBO #04J-073954                                       21,058.31           8.97%

NFSC FEBO #04J-954284                                       12,349.49           5.26%


Balanced Class Y
----------------

Enterprise Capital Management                               20,000.00          98.59%



Money Market Class A
--------------------
National Financial Svcs Corp.                          148,647,395.61     63.81%

Money Market Class C
--------------------

Wales Industrial Services Inc.                             548,588.51      7.81%
Resource Trust Company Cust.                               484,306.05      6.90%
FBO Marvin B. Davis Jr. C/F
--------------------

Money Market Class Y
--------------------

RSGroup Trust Company                                      721,428.76     31.43%
FBO Northfield Serp

RSGroup Trust Company
FBO Charter One Bank FSB                                   288,791.00     12.58%

General Sullivan Group Employees                           131,229.78      5.72%

General Sullivan Group Board                               302,113.61     13.16%

Charter Trust Bank TTEE                                    213,807.42      9.32%
Mid-Maine Savings Bank

High-Yield Bond Class C
-----------------------
State Street Bank & Trust                          86,864.01         11.83%
Retired OSSEO Isd

NFSC FEBO #04J-629774                              39,326.90          5.35%
NFSC/FMIC IRA


High-Yield Bond Class Y
-----------------------

Eric K. Scholl/Diane Scholl                        43,269.83         37.35%

James R. Caywood                                   38,523.32         33.25%

Caywood Christian Capital Management               25,089.76         21.66%


Managed Class Y
---------------

Mony Employee Supplemental Investment
  Plan                                          3,985,865.52         55.88%

Mony Field Underwriters Retirement Plan         2,437,090.51         34.17%


United Food & Commercial Workers
  #56 Welfare Plan                                421,799.89          5.91%


         A shareholder who owns beneficially, directly or indirectly, 25% or more of a Fund's outstanding voting securities may be deemed to "control" (as defined in the 1940 Act) that Fund.


     The Advisor has contractually agreed with the Corporation that it will reimburse such portion of the fees due to it under the Advisor's Agreement as is necessary to assure, for the period commencing January 1, 2000, and ending no earlier than May 1, 2001, that expenses incurred by the Funds will not exceed the following percentages of average daily net assets: Internet (A) 1.90%; (B) 2.45%; (C) 2.45%; (Y) 1.45%;International Internet Fund (A) 1.90%; (B) 2.45%;
(C) 2.45%; (Y) 1.45%; Global Financial Services (A) 1.75%; (B) 2.30%; (C) 2.30%;
(Y) 1.30%; Mid-Cap Growth (A) 1.43%; (B) 1.98%; (C) 1.98%; (Y) 0.98%; Global
Health Care (A) 1.69%; (B) 2.24%; (C) 2.24%; (Y) 1.24; Multi-Cap Growth (A)
1.85%; (B) 2.40%; (C) 2.40%; (Y) 1.40%; Small Company Growth (A) 1.85%; (B)
2.40%; (C) 2.40%; (Y) 1.40%; Small Company Value (A) 1.75%; (B) 2.30%; (C)
2.30%; (Y) 1.30%; Growth (A) 1.60%; (B) 2.15%; (C) 2.15%; (Y) 1.15%; Growth and
Income (A) 1.50%; (B) 2.05%; (C) 2.05%; (Y) 1.05%; Equity (A) 1.60%; (B) 2.15%;
(C) 2.15%; (Y) 1.15%; Equity Income (A) 1.50%; (B) 2.05%; (C) 2.05%; (Y) 1.05%;
Convertible Securities (A) 1.43%; (B) 1.98%; (C) 1.98%; (Y) 0.98%; Capital Appreciation (A) 1.75%; (B) 2.30%; (C) 2.30%; (Y) 1.30%; International Growth
(A) 2.00%; (B) 2.55%; (C) 2.55%; (Y) 1.55%; Global Socially Responsive: (A)
1.75%; (B) 2.30%; (C) 2.30%; (Y) 1.30%; International Core Growth (A) 1.90%; (B)
2.45%; (C) 2.45%; (Y) 1.45%; Emerging Countries (A) 2.17%; (B) 2.72%; (C) 2.72%;
(Y) 1.72%; Worldwide Growth (A) 1.72%; (B) 2.27%; (C) 2.27%; (Y) 1.27%;
Government Securities (A) 1.30%; (B) 1.85%; (C) 1.85%; (Y) 0.85%; High-Yield Bond (A) 1.30%; (B) 1.85%; (C) 1.85%; (Y) 0.85%; Tax-Exempt Income (A) 1.10%;
(B) 1.65%; (C) 1.65%; (Y) 0.65%; Large-Cap Growth (A) 1.43%; (B) 1.98%; (C)
1.98%; (Y) 0.98%; Balanced (A) 1.40%; (B) 1.95%; (C) 1.95%; (Y) 0.95%; Managed
(A) 1.50%; (B) 2.05%; (C) 2.05%; (Y) 1.05% and Money Market (A) 0.70%; (B)
0.70%; (C) 0.70%; (Y) 0.70%. This commitment was also in effect from January 1, 1989 through December 31, 1999. The Fund Managers have advised the Corporation that they may assist in a portion of the above-referenced reimbursement from time to time.

         The Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations thereunder,the Advisor, as the case may be, is not liable for any act or omission in the course of, or in connection with, the rendering of services thereunder. The Agreement permits the Advisor to act as investment advisor for any other person or firm.

         The Advisor and the Corporation entered into an agreement pursuant to which the Advisor advanced on behalf of the Corporation $40,378 for expanding the series to include an Equity Fund and completing the appropriate registration under the Investment Company Act of 1940, the Securities Act of 1933, and certain state securities laws. The agreement provides that this amount will be repaid by the Fund, in five equal annual increments without interest, commencing at the end of the first fiscal year at which the Fund has total net assets of $5 million or more. The Fund has commenced such payments.

         The Advisor's Agreement authorizes the Advisor to enter into subadvisory agreements with various investment advisers as Fund Managers for the Funds. The Fund Manager's Agreements are substantially the same in all material respects except for the names of the Fund Managers and the rates of compensation, which consist of a portion of the management fee that is paid by the Corporation to the Advisor and which the Advisor pays to the Fund Managers.

         The Advisor and the Corporation have received an exemptive order from the Securities and Exchange Commission which permits the Corporation, subject to, among other things, initial shareholder authority, to thereafter enter into or amend Fund Manager Agreements without obtaining shareholder approval each time. Shareholders voted affirmatively to give the Corporation this ongoing authority. With Board approval, the Advisor is permitted to employ new Fund Managers for the Funds, change the terms of the Fund Manager Agreements or enter into a new Agreement with that Fund Manager. Shareholders of a Fund continue to have the right to terminate the Fund Manager's Agreement for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any Fund Manager changes or other material amendments to Fund Manager Agreements that occur under these arrangements.

                           FUND MANAGER ARRANGEMENTS

         The following table sets forth certain information about the Fund Managers for each Fund.

Fund                                        Name and Control Persons           Fee Paid by the Advisor to the
                                               of the Fund Manager             Fund Manager as a Percentage of
                                                                                  Average Daily Net Assets
--------------------------------------------------------------------------------------------------------------------

Internet Fund                           Fred Alger Management, Inc.      0.40% for assets under management.
                                        ("Alger") is owned by its
                                        employees.

International Internet Fund             Alger is owned by its            0.65% for assets up to $50 million;
                                        employees.                       0.55% for assets from $50 million
                                                                         to $100 million; and 0.45% for assets
                                                                         greater than $100 million.

Global Financial Services Fund          Sanford C. Bernstein &           0.50% for assets up to $100 million;
                                        Co., Inc. ("Sanford              0.40% for assets from $100 million
                                        Bernstein"). Sanford             to $300 million; 0.30% for assets
                                        Bernstein is a                   over $300 million.
                                        subsidiary of Sanford
                                        C. Bernstein, Inc.
                                        Sanford C. Bernstein, Inc.
                                        has entered into a
                                        definitive agreement to
                                        combine with Alliance
                                        Capital Management,
                                        L.P.

Global Health Care Fund                 Nicholas-Applegate Capital       0.60% on the first $50 million; 0.50% on
                                        Management ("Nicholas            the next $450 million; 0.45% on the next
                                        Applegate") is owned by its      $500 million; 0.425% thereafter.
                                        active partners.

Small Company Growth Fund               William D. Witter, Inc.          0.65% for assets under management
                                        ("Witter"). Witter is            up to $50 million; 0.55% for assets
                                        owned by its employees           under management for the next
                                                                         $50 million; and 0.45% for assets
                                                                         thereafter.

Small Company Value Fund                GAMCO Investors, Inc.            0.40% for assets under management
                                        ("GAMCO"). GAMCO                 up to $1 billion and 0.30% for
                                        is a wholly owned                assets in excess of $1 billion.
                                        subsidiary of Gabelli
                                        Asset Management Inc.

Multi-Cap Growth Fund                   Alger Management is owned        0.40% for assets under management.
                                        by its employees.

Mid-Cap Growth Fund                     Nicholas-Applegate is owned      0.4375% on the first $50 million;
                                        by its active partners.          0.375% on the next $450 million;
                                                                         0.3375% on the next $500 million;
                                                                         0.325% thereafter.

Growth Fund                             Montag & Caldwell, Inc.          0.30% for assets under management
                                        ("Montag & Caldwell").           up to $100,000,000; 0.25% for
                                        Montag & Caldwell is             assets from $100,000,000 to
                                        controlled by Alleghany          $200,000,000; and 0.20% for assets
                                        Corporation.                     greater than $200,000,000.

Equity Fund                             TCW Investment Management        0.40% for assets under management
                                        Company ("TCW"). TCW is a        up to $100,000,000 and 0.30%
                                        wholly owned subsidiary of TCW   thereafter.
                                        Management company, a Nevada
                                        corporation whose direct and
                                        indirect subsidiaries,
                                        including Trust Company of
                                        the West and TCW Asset
                                        Management Company, provide
                                        a variety of trust, investment
                                        management and investment
                                        advisory services.




                                     B-28.1

Equity Income Fund                      1740 Advisers, Inc.              0.30% for assets under management
                                        ("1740 Advisers"). 1740          up to $100,000,000; 0.25% on the
                                        Advisers is a subsidiary         next $100,000,000; and 0.20%
                                        of MONY.                         thereafter.

Growth and Income Fund                  Retirement System                0.30% for assets under management
                                        Investors Inc. ("RSI").          up to $100,000,000; 0.25% on the
                                        RSI is a subsidiary of           next $100,000,000; and 0.20% for
                                        Retirement System Group          assets greater than $200,000,000.
                                        Inc.

Capital Appreciation Fund               Marsico Capital Management,      0.45% for assets under management.
                                        LLC ("Marsico"). Marsico is
                                        owned 50% by Bank of America
                                        Corp. ("Bank of America") and
                                        50% by its employees. Marsico
                                        and Bank of America have
                                        entered into an agreement for
                                        Bank of America to purchase
                                        the remaining shares of
                                        Marsico that Bank of America
                                        does not already own.

Large-Cap Fund                          Nicholas-Applegate is owned      0.4125% on the first $50 million;
                                        by its active partners.          0.375% on the next $450 million;
                                                                         0.3375% on the next $500 million;
                                                                         0.325% thereafter.

International Growth Fund               Vontobel USA Inc.                0.40% for assets under management
                                        ("Vontobel"). Vontobel is        up to $100,000,000; 0.35% for
                                        a wholly-owned subsidiary        assets under management from
                                        of Bank J. Vontobel of           $100,000,000 to $200,000,000;
                                        Zurich, Switzerland.             0.325% for assets from
                                                                         $200,000,000 to $500,000,000;
                                                                         and 0.25% for assets greater than
                                                                         $500,000,000.

Global Socially Responsive Fund         Rockefeller & Co., Inc.          Rockefeller is a wholly-
                                        ("Rockefeller").                 .45% for assets up to $100 million;
                                        Rockefeller is a wholly-         0.40% for assets from $100 million to
                                        owned subsidiary of              $200 million; 0.30% for assets over
                                        Rockefeller Financial            $200 million.
                                        Services, Inc. which is
                                        in turn owned by or for
                                        the benefit of members of
                                        the Rockefeller family
                                        through the Rockefeller
                                        Trust.

International Core Growth Fund          Nicholas-Applegate is           .5375% on the first $50 million;
                                        owned by its active.            .50% on the next $450 million;
                                        partners.                       .45% on the next $500 million;
                                                                        .425% thereafter.

Emerging Countries Fund                 Nicholas-Applegate is           .6875% on the first $50 million;
                                        owned by its active.            .6250% thereafter.
                                        partners.

Worldwide Growth Fund                   Nicholas-Applegate is           .5375% on the first $50 million;
                                        owned by its active.            .50% on the next $450 million;
                                        partners.                       .45% on the next $500 million;
                                                                        .425% thereafter.

Balanced Fund                           Montag & Caldwell is             0.30% for assets under management
                                        controlled by Alleghany          up to $100,000,000; 0.25% for
                                        Corporation.                     assets from $100,000,000 to
                                                                         $200,000,000; and 0.20% for assets
                                                                         greater than $200,000,000.



                                     B-28.2

Managed Fund                            OpCap Advisors ("OpCap").        0.40% for assets under management
                                        OpCap is a majority-owned        up to $100,000,000 and 0.30% for
                                        subsidiary of PIMCO Advisors,    assets in excess of $100,000,000.
                                        L.P., a limited partnership.

                                        Sanford Bernstein is a           0.40% for assets under management up
                                        subsidiary of Sanford C.         to $10,000,000; 0.30% for the next
                                        Bernstein, Inc. Sanford          $40,000,000 of assets under management
                                        C. Bernstein, Inc. has           (up to $50,000,000); 0.20% on the next
                                        entered into a                   $50,000,000 of assets under management
                                        definitive agreement to          (up to $100,000,000); and 0.10% for assets
                                        combine with Alliance            in excess of $100,000,000.
                                        Capital Management,
                                        L.P.

Government Securities Fund              TCW, a wholly owned              0.30% for assets under management
                                        subsidiary of TCW                up to $50,000,000 and 0.25% for
                                        Management Company, a            assets under management greater
                                        Nevada corporation,              than $50,000,000.
                                        whose direct and indirect
                                        subsidiaries, including
                                        Trust Company of the
                                        West and TCW Asset
                                        Management Company,
                                        provides a variety of trust,
                                        investment management
                                        and investment advisory
                                        services.

Tax-Exempt Income Fund                  MBIA Capital                     0.15% for assets under
                                        Management Corp.                 management.
                                        ("MBIA"). It is a wholly
                                        owned subsidiary of
                                        MBIA, Inc.

High-Yield Bond Fund                    Caywood-Scholl Capital           0.30% for assets under management
                                        Management ("Caywood-            up to $100,000,000 and 0.25% for
                                        Scholl"). It is a wholly         assets above $100,000,000.
                                        owned subsidiary of
                                        RCM Global Investors
                                        LLC, an affiliate of
                                        Dresdner Bank AG.

Convertible Securities Fund             Nicholas-Applegate is           .4125% on the first $50 million;
                                        owned by its active.            .3725% on the next $450 million;
                                        partners.                       .3375% on the next $500 million;
                                                                        .325% thereafter.

Money Market Fund                       Enterprise Capital, a            0.35% for assets under
                                        wholly owned second tier         management.
                                        subsidiary of The Mony
                                        Group Inc.

         The Advisor is the Fund Manager of the Money Market Fund. It utilizes the services of MONY employees for certain services relating to management of the Fund. These services include but are not limited to the initial credit review of approved issuers and trading. All such services are provided on a cost reimbursement basis.


                                     B-28.3

                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Agreement

         The Corporation, on behalf of each Fund, has entered into an Investment Advisory Agreement (the "Advisor's Agreement") with the Advisor which, in turn, has entered into Fund Manager's Agreements with each of the Fund Managers. The Advisor is a subsidiary of MONY Life Insurance Company ("MONY"), one of the nation's largest insurance companies, and is a second-tier subsidiary of The MONY Group Inc. The Advisor was incorporated in 1986. The Advisor's address is 3343 Peachtree Road, Suite 450, Atlanta, Georgia 30326. Victor Ugolyn, who is President of the Fund, is also Chairman of the Board and President of the Advisor.

         The Advisor's Agreement obligates the Advisor to provide investment advisory services to the Funds, to furnish the Corporation with certain administrative, clerical, bookkeeping and statistical services, office space and facilities, and to pay the compensation of the officers of the Corporation. Each Fund pays all other expenses incurred in its operation, including redemption expenses, expenses of portfolio transactions, shareholder servicing costs, mailing costs, expenses of registering the shares under federal and state securities laws, accounting and pricing costs (including the daily calculation of net asset value and daily dividends), interest, certain taxes, legal services, auditing services, charges of the custodian and transfer agent, and other expenses attributable to an individual account. Each Fund also pays a portion of the Corporation's general administrative expenses. These expenses are allocated to the Funds either on the basis of their asset size, on the basis of special needs of any Fund, or equally as is deemed appropriate. These expenses include expenses such as: directors' fees; custodial, transfer agent, brokerage, auditing and legal services; the printing of prospectuses, proxies, registration statements and shareholder reports sent to existing shareholders; printing and issuance of stock certificates; expenses relating to bookkeeping, recording and determining the net asset value of shares; the expenses of qualification of a Fund's shares under the federal and state securities laws; and any other expenses properly payable by the Corporation that are allocable to the respective Funds. Litigation costs, if any, may be directly allocable to the Funds or allocated on the basis of the size of the respective Funds. The Board of Directors annually reviews allocation of expenses among the Funds and has been determined that this is an appropriate method of allocation of expenses.

         The tables below sets forth the 1999, 1998 and 1997 breakdown by Fund of (1) the investment advisory fee paid to the Advisor, (2) the percentage of the investment advisory fee to be paid by the Advisor to the Fund Manager, (3) the fund management fee paid by the Advisor to the Fund Manager, (4) the net investment advisory fee left to the Advisor after payment of the fund management fee, and (5) the amount of the expense reimbursement paid by the Advisor to the Fund. Information with respect to the Global Socially Responsive Fund and the International Internet Fund is not provided because the Funds are new.


                                     B-28.4

                                                              1999
FUND                              (1)            (2)          (3)            (4)             (5)
----                          ------------     ------     -----------     -----------     --------
Growth                        $14,654,678      27.69%      $4,057,914     $10,596,764     $     --
Growth and Income                 781,841      39.03%         305,171         476,670      145,631
Equity                            145,439      53.33%          77,568          67,871      184,205
Equity Income                   1,246,413      37.24%         464,193         782,220       25,121
Capital Appreciation            1,236,280      63.37%         783,412         452,868           --
Multi-Cap Growth              $   180,152      40.00%          72,062         108,090       99,362
Small Company Growth              338,323      64.99%         219,892         118,431      149,327
Small Company Value             1,540,976      53.33%         821,853         719,123           --
International Growth              661,972      44.63%         295,465         366,507           --
Global Financial Services         110,326      58.82%          64,897          45,429      158,388
Internet                          409,227      40.00%         163,691         245,536       51,412
Balanced                           22,459      39.84%           8,947          13,512       96,713
Managed                         3,122,484      41.02%       1,280,994       1,841,490           --
High-Yield Bond                   690,557      48.91%         337,732         352,825      128,160
Government Securities             704,991      45.21%         318,244         386,244      109,760
Tax Exempt Income                 146,578      47.26%          69,273          77,305       95,072
Money Market                      689,144       0.00%               0         689,144           --




                                                                 1998
FUND                              (1)            (2)           (3)                (4)               (5)
----                          ------------       ---       ------------       ------------       --------
Growth                        $7,776,795         31%      $2,223,812         $5,552,983             --
Equity                            77,640         53%          33,324             44,316       $117,115
Growth and Income                309,113         40%         123,645            185,468        178,665
Equity Income                  1,030,099         40%         393,367            636,732        102,250
Capital Appreciation             944,606         66%         616,764            327,843             --
Small Company Growth             247,812         65%         172,622             75,250        196,438
Small Company Value              893,406         53%         476,304            417,102        126,994
International Growth             574,799         53%         304,305            270,493         73,295
Global Financial Services         14,156         47%           8,327              5,829         66,710
Government Securities            585,666         50%         269,028            316,639         80,305
High-Yield Bond                  623,478         50%         309,058            314,420        146,963
Tax-Exempt Income                138,737         45%          41,621             97,116         82,991
Managed                        3,103,061         --%       1,341,224          1,761,836             --
Money Market                     685,510         --%              --            385,510             --


                                                                            1997
FUND                                      (1)                 (2)           (3)                (4)                (5)
----                                  ------------            ---       -----------        ------------       ------------
Growth                                $  3,331,589            31%       $  1,038,424       $  2,293,165       $         --
Equity                                      15,970            53%              8,516              7,453             99,274
Growth and Income                           63,099            40%             25,240             37,859            102,630
Equity Income                              739,501            40%            293,217            446,285            115,504
Capital Appreciation                       903,281            66%            591,969            311,312                 --
Small Company Growth                        84,918            65%             55,197             29,791            104,369
Small Company Value                        275,321            53%            146,838            128,483             69,743
International Growth                       478,833            53%            253,500            225,333             62,527
Government Securities                      483,366            47%            226,402            256,963            130,007
High-Yield Bond                            436,989            50%            218,495            218,494            123,123
Tax-Exempt Income                          141,160            50%             70,580             70,580            108,255
Managed                                  2,180,923            45%            972,369          1,208,554                 --
Money Market                               231,118            --                  --            231,118            158,757

Distributor's Agreements and Plans of Distribution

         The Distributor is a subsidiary of Enterprise Capital Management, Inc. The Distributor's principal business address is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326.

         Class A, Class B and Class C shares of each Fund have adopted a separate Distribution Plan (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, Class A, Class B and Class C shares of each of the Funds are authorized to pay the Distributor a distribution fee for expenses incurred in connection with the continuous distribution of shares of the Fund and an account maintenance fee for shareholder servicing. There is no Distribution Plan in effect for Class Y shares.

         Class A Shares. Class A shares of each Fund (except Money Market Fund) pay the Distributor an account maintenance and distribution fee at the annual rate of 0.45% of each Fund's average daily net assets attributable to Class A shares.

         Class B Shares. Class B shares of each Fund (except Money Market Fund) pay the Distributor a distribution fee at the annual rate of 0.75% of each Fund's average daily net assets attributable to Class B shares. Class B shares of each Fund (except Money Market Fund) also pay an account maintenance fee at the annual rate of 0.25% of each Fund's average daily net assets.

         Class C Shares. Class C shares of each Fund (except Money Market Fund) pay the Distributor a distribution fee at the annual rate of 0.75% of each Fund's average daily net assets attributable to Class C shares. Class C shares of each Fund (except Money Market Fund) also pay an account maintenance fee at the annual rate of 0.25% of each Fund's average daily net assets attributable to Class C shares.

         Use of Distribution and Account Maintenance Fees. All or a portion of the distribution fees paid by Class A, B or C shares may be used by the Distributor to pay costs of printing reports and prospectuses for potential investors and the costs of other distribution expenses. All or a portion of the account maintenance fees paid by the Class A, Class B or Class C shares may be paid to broker-dealers or others for the provision of personal continuing services to shareholders, including such matters as responding to shareholder inquiries concerning the status of their accounts and assistance in account maintenance matters such as changes in address. Payments under the Plans are not limited to amounts actually paid or expenses actually incurred by the Distributor but cannot exceed the maximum rate set by the Plans or by the Board. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plans have the effect of increasing the Corporation's expenses from what they would otherwise be. The Board reviews the Corporation's distribution and account maintenance fee payments and may reduce or eliminate the fee at any time without further obligation of the Corporation.

         In addition to distribution and account maintenance fees paid by the Corporation under Class A, Class B and Class C Plans, the Advisor (or one of its affiliates) may make payments to dealers (including MONY Securities Corp.) and other persons which distribute shares of the Funds (including Class Y shares). Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

                        Distribution Fees and Commissions


                                                                                                         TRAVEL,
                                                                                                         TELEPHONE &
           DISTRIBUTION       COMMISSION         CDSC               COMMISSIONS        MARKETING &       OTHER
           FEES PAID TO       & SALES FEES       COLLECTED &        AND FEES PAID      ADVERTISING       AUTHORIZED
           THE                PAID TO THE        PAID TO THE        TO DEALERS         FEES PAID         FEES PAID
           DISTRIBUTOR        DISTRIBUTOR        DISTRIBUT0R
           ------------       -------------      -------------      --------------     ------------      ------------

1999        $22,438,284       $2,621,461          $ 237,178          $17,142,646        $ 4,958,374       $ 7,895,940
1998        $12,899,177       $1,943,513          $  69,676          $ 8,641,680        $ 3,653,072       $ 5,150,111
1997         $6,667,912       $1,244,343*         $  13,318          $ 4,320,682        $ 2,143,274       $ 3,103,754

-----------------
* During the period from November 3, 1997 through December 31, 1997 the Distributor reallowed the full applicable sales charge to certain broker/dealers with respect to the sale of shares of the Growth and Income Fund, Equity Fund, and Small Company Growth Fund.

Miscellaneous

         The terms of each of the Advisor's Agreement, the Distributor's Agreements and 12b-1 Plans, the Transfer Agent Agreement, the Accounting Agreement and the Fund Manager's Agreements (each an "Agreement," and collectively, the "Agreements") provide that each such Agreement: (i) will automatically terminate upon "assignment," as such term is defined in the Investment Company Act of 1940; (ii) must be approved annually by the Corporation's Board of Directors or by vote of a majority of the outstanding voting securities; and (iii) must be approved annually in person by vote of a majority of the Directors of the Corporation who are not parties to such contract or "interested persons" (as such term is defined in the Investment Company Act of 1940) of such party. Each Agreement further provides that it can be terminated without penalty by either party thereto upon 60 days written notice to the other party.

          PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

         Information concerning purchase and redemption of shares of the Funds, as well as information concerning computation of net asset value per share is set forth in the Prospectus.

         Each Fund offers four separate classes of shares: Class A, B, C and Y shares. Each Class of shares of a Fund represents an identical interest in the investment portfolio of that Fund and has the same rights, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class A shares are subject to an initial sales charge, a distribution fee and service fee, (iii) Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC"), a distribution fee and an ongoing service fee, (iv) only Class B shares have a conversion feature; (v) the Class A, B and C shares have exclusive voting rights with respect to matters related to distribution and servicing expenditures; (vi) Class Y shares are not subject to any sales charge or any distribution, account maintenance or service fee, and (vii) the Classes have separate exchange privileges. In addition, the income attributable to each Class and the dividends payable on the shares of each Class will be reduced by the amount of the distribution fee or service fee, if any, payable by that Class. The distribution-related fees paid with respect to any Class will not be used to finance the distribution expenditures of another Class. Sales personnel may receive different compensation for selling different Classes of shares.

         Fund shares are purchased at the net asset value (plus, with the exception of the Money Market Fund Class A shares and Class Y shares of each fund, the applicable sales charge) next determined after the application for purchase of shares is received by the Enterprise Shareholder Services Division of the Fund's Transfer Agent, National Financial Data Services, Inc. (the "Transfer Agent"). The sales charge may be imposed, at the election of the investor, at the time of purchase (Class A shares) or may be deferred (Class B and C shares and Class A shares in excess of $1,000,000). Purchases can be made through most investment dealers who, as part of the service they provide, must transmit orders promptly.

Initial Sales Charge Waivers and Reductions

         No sales charge applies to purchases of Class A shares by any of the following: (a) selling brokers, their employees and their registered representatives; (b) employees, clients or direct referrals of any Fund Manager or of Evaluation Associates, Inc. ("EAI"); (c) directors, former directors, employees or retirees of the Fund or of The MONY Group Inc. and its subsidiaries; (d) family including spouses, parents, siblings, children, grandchildren and employee benefit plans of any of (a), (b) and (c) above; (e) certain employee benefit plans qualified under Sections 401 and 403 of the IRC, including salary reduction plans qualified under Section 401(k) of IRC and certain payroll deduction plans, subject to minimum requirements with respect to number of participants or plan assets which may be established by the Distributor; (f) MONY and its subsidiaries; (g) clients of fee-based financial planners; and (h) financial institutions and financial institutions' trust departments for funds over which they exercise exclusive discretionary investment authority and which are held in fiduciary, agency, advisory, custodial or similar capacity.

         In addition, members of certain associations, fraternal groups, franchise organizations and unions may enter into an agreement with the Distributor which allows members to purchase Class A shares at a sales load equal to 75% of the applicable sales charge, subject to minimum requirements, with respect to number of participants or plan assets which may be established by the Distributor. The Dealer Discount will also be adjusted in like manner.

         An investor seeking a reduction in sales charge with respect to a waiver of sales charge by reason of being a member of the above-described groups, must describe the basis for the requested reduction or waiver in documents accompanying any new investment. The

Corporation may terminate, or amend the terms of, offering shares of a Fund at net asset value or at a reduced sales charge at any time.

Exemptions from Class A, B and C CDSC

         No CDSC will be imposed when a shareholder redeems Class A, B or C shares in the following instances: (a) shares or amounts representing increases in the value of an account above the net cost of the investment due to increases in the net asset value per share; (b) shares acquired through reinvestment of income dividends or capital gains distributions; (c) shares acquired by exchange from any Fund, other than the Class A Money Market fund where the exchanged shares would not have been subject to a CDSC upon redemption; and (d) Class A shares purchased in the amount of $1 million or more if held for more than twenty-four (24) months, Class B shares held for more than six years and Class C shares held for more than one year.

         In determining whether the Class A, B or C CDSC is payable, it will be assumed that shares that are not subject to a CDSC are redeemed first and that other shares are then redeemed in the order purchased. No CDSC will be imposed on exchanges to purchase shares of another Fund although a CDSC will be imposed on shares (when redeemed) of the acquired Fund purchased by exchange of shares subject to a CDSC. The holding period of shares subject to a CDSC that are exchanged will be deemed to commence as of the date of the initial investment.

         Special Fiduciary Relationships. The CDSC will not apply with respect to purchase of Class A shares for which the seller dealer is not permitted to receive a sales load or redemption fee imposed on a shareholder with whom such dealer has a fiduciary relationship in accordance with the provisions of the such dealer agrees to the reimbursement provision described below, no sales charge will be imposed on sales of $1,000,000 or more and the Distributor will pay to the selling dealer a commission described in the Prospectus.

         For the period of 13 months from the date of the sales referred to in the above paragraph, the distribution fee payable by a Fund to the Distributor pursuant to the Fund's Distribution Plan in connection with such shares will be retained by the Distributor. In the event of a redemption of any such shares within 24 months of purchase, the selling dealer will reimburse the Distributor for the amount of commission paid less the amount of the distribution fee with respect to such shares.

CDSC Waivers and Reductions

         The CDSC will be waived in the event of: (a) distributions to participants or beneficiaries and redemptions (other than redemption of the entire plan) by certain plans, including participant-directed qualified retirement qualified under Section 401(a) of the IRC or from custodial accounts under the IRC Section 403(b)(7), individual retirement accounts under the IRC
Section 408(a), participant-directed non-qualified deferred compensation plans under the IRC section 457 and other employee benefit plans ("plans"), and returns of excess contributions made to these plans; (b) redemption of shares of a shareholder (including a registered joint owner) who has died; (c) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (d) withdrawals under a systematic withdrawal plan where the annual withdrawal does not exceed 10% of the net asset value of the account (only for Class B shares); and (e) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum. The CDSC will also be waived for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in IRC Section 72(t)(2)(A)(iv) prior to age 59 1/2 and required minimum distributions after age 70 1/2. A shareholder will be credited with any CDSC paid in connection with the redemption of any Class A, B, or C shares if within 180 days after such redemption, the proceeds are invested in the same class of shares in the same and/or another Fund.

Services for Investors

         For the convenience of investors, the following plans are available. Investors should realize that none of these plans can guarantee profit or insure against loss. The costs of these shareholder plans (exclusive of the employee benefit plans) are paid by the Distributor, except for the normal cost of issuing shares, which is paid by the Corporation.

         AUTOMATIC REINVESTMENT PLAN. All shareholders, unless they request otherwise, are enrolled in the Automatic Reinvestment Plan under which dividends and capital gains distributions on their shares are automatically reinvested in shares of the same Class of Fund(s) at the net asset value per share computed on the record date of such dividends and capital gains distributions. The Automatic Reinvestment Plan may be terminated by participants or by the Corporation at any time. No sales charge is applied upon reinvestment of dividends or capital gains.

         AUTOMATIC BANK DRAFT PLAN. An Automatic Bank Draft Plan is available for investors who wish to purchase shares of one or more of the Funds in amounts of $25 or more on a regular basis by having the amount of the investment automatically deducted from the investor's checking account. The minimum initial investment for this Plan is $100. Forms authorizing this service are available from the Corporation.

         AUTOMATIC INVESTMENT PLAN. An investor may debit any Class of a Fund Account on a monthly basis for automatic investments into one or more of the other Funds of the same Class. The Fund from which the investment will be made is subject to the $1,000 minimum. The investor may then choose to have $50 or more transferred to either an established Fund, or they may open a new account subject to an initial minimum investment of $100.

         Letter of Intent Investments. Any investor may execute a Letter of Intent covering purchases of Class A shares of $100,000 or more, at the public offering price, of Fund shares to be made within a period of 13 months. A reduced sales charge will be applicable to the total dollar amount of Class A shares purchased in the 13-month period provided at least $100,000 is purchased. The minimum initial investment under a Letter of Intent is 5% of the amount indicated in the Letter of Intent. Class A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the escrow will be released.

         Investors wishing to enter into a Letter of Intent in conjunction with their investment in Class A shares of the Funds should complete the appropriate portion of the new account application.

         Right of Accumulation Discount. Investors who make an additional purchase of Class A shares of a Fund which, when combined with the value of their existing aggregate holdings of shares of a Fund, each calculated at the then applicable net asset value per share, at the time of the additional purchase, equals $100,000 or more, will be entitled to the reduced sales charge shown under "Shareholder Account Information-Class A Shares-Initial Sales Charge Option" in the Prospectus on the full amount of each additional purchase. For purposes of determining the discount, holdings of Fund shares of the investor's spouse, immediate family or accounts controlled by the investor, whether as a single investor or trustee of, or participant in, pooled and similar accounts, will be aggregated upon notification of applicable accounts from the investor.

         Checkwriting. A check redemption feature is available on the Money Market Fund Class A shares with opening balances of $5,000 or more. Redemption checks may be made payable to the order of any person in any amount from $500 to $100,000. Up to five redemption checks per month may be written without charge. Each additional redemption check over five in a given month will be subject to a $5 fee. Redemption checks are free and may be obtained from the Transfer Agent or by contacting the Advisor. A $25 fee will be imposed on any account for stopping payment of a redemption check upon request of the shareholder. It is not possible to use a redemption check to close out an account since additional shares accrue daily.

         Systematic Withdrawal Plan. Investors may elect a Systematic Withdrawal Plan under which a fixed sum will be paid monthly, quarterly, or annually. There is no minimum withdrawal payment required. Shares in the Plan are held on deposit in noncertificate form and any capital gain distributions and dividends from investment income are invested in additional shares of the Fund(s)at net asset value. Shares in the Plan account are then redeemed at net asset value to make each withdrawal payment. Redemptions for the purpose of withdrawals are made on or about the 15th day of the month of payment at that day's closing net asset value, and checks are mailed within five days of the redemption date. Such distributions are subject to applicable taxation.

         Because withdrawal payments may include a return of principal, redemptions for the purpose of making such payments may reduce or even use up the investment, depending upon the size of the payments and the fluctuations of the market price of the underlying Fund securities. For this reason, the payments cannot be considered as a yield of income on the investment.

         Retirement Plans. The Corporation offers various Retirement Plans: IRA (generally for all individuals with employment income); 403(b)(7) (for employees of certain tax-exempt organizations and schools); and corporate pension and profit sharing (including a 401(k) option) plans. For full details as to these plans, you should request a copy of the plan document from the Transfer Agent. After reading the plan, you may wish to consult a competent financial or tax adviser if you are uncertain that the plan is appropriate for your needs.

Conversion of Class B Shares

         Class B shares will automatically convert to Class A shares of the same Fund eight years after the end of the calendar month in which the first purchase order for Class B shares was accepted, on the basis of the relative net asset values of the two classes and subject to the following terms: Class B shares acquired through the reinvestment of dividends and distributions ("reinvested Class B shares") will be converted to Class A shares on a pro rata basis only when Class B shares not acquired through reinvestment of dividends or distributions ("purchased Class B shares") are converted. The portion of reinvested Class B shares to be converted will be determined by the ratio that the purchased Class B shares eligible for conversion bear to the total amount of purchased Class B shares eligible in the shareholder's account. For the purposes of calculating the holding period, Class B shares will be deemed to have been issued on the sooner of: (a) the date on which the issuance of Class B shares occurred, or (b) for Class B shares obtained by an exchange or series of exchanges, the date on which the issuance of the original Class B shares occurred. This conversion to Class A shares will relieve Class B shares that have been outstanding for at least eight years (a period of time sufficient for the Distributor to have been compensated for distribution expenses related to such Class B shares) from the higher ongoing distribution fee paid by Class B shares. Only Class B shares have this conversion feature. Conversion of Class B shares to Class A shares is contingent on the continuing availability of a private letter revenue ruling from the Internal Revenue Service affirming that such conversion does not constitute a taxable event for the shareholder under the IRC. If such revenue ruling or an opinion of counsel is no longer available, conversion of Class B shares to Class A shares would have to be suspended, and Class B shares would continue to be subject to the Class B distribution fee until redeemed.

Exchange Privilege

         An exchange represents the sale of shares of one Fund and the purchase of shares of another, which may produce a gain or loss for tax purposes.

         Shares of a Fund which are not subject to a CDSC exchange will be processed at the net asset value next determined after the Transfer Agent receives your exchange request. Shares of a Fund which are subject to a CDSC will be exchangeable on the basis of the relative net asset value per share without payment of any CDSC which might otherwise be due upon redemption of the shares of the Fund. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of the Fund is "tacked" onto the holding period for the newly acquired shares of the other Enterprise Fund. The exchange feature may be modified or discontinued at any time, upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission ("SEC"). Your exchange may be processed only if the shares of the Fund to be acquired are eligible for sale in your state and if the exchange privilege may be legally offered in your state.

         Exchange of Class A Shares. You may exchange your Class A shares for Class A shares of any other Fund. Class A shares of any Fund cannot be exchanged for Class B, C or Y shares of any other Fund.

         Exchange of Class B Shares. Class B shares of all Fund are exchangeable for Class B shares of any other Enterprise Fund. Class B shares of any Fund cannot be exchanged for Class A, C or Y shares of any other Fund.

         Exchange of Class C Shares. Class C shares of all Funds are exchangeable for Class C shares of any other Fund. Class C shares of any Fund cannot be exchanged for Class A, B or Y shares of any other Fund.

         Exchange of Class Y Shares. Class Y shares of all Funds are exchangeable for Class Y shares of any other Fund. Class Y shares of any Fund cannot be exchanged for Class A, B or C shares of any other Fund.

         The minimum initial investment rules applicable to a Fund apply to any exchange where the exchange results in a new account being opened in such Fund. Exchanged into existing accounts are not subject to minimum amount. Original investment in the Money Market Fund which are transferred to other Funds are not considered Fund exchanges but purchases.

Redemptions -- General

         Payment for redeemed shares is ordinarily made within seven days after receipt by the corporation's transfer agent of redemption instructions in proper form. The redemption privilege may be suspended or payment may be postponed for more than seven days during any period when: (1) the NYSE is closed other than for customary weekend or holiday closings or trading thereon is restricted as determined by the securities and exchange commission; (2) an emergency, as defined by the Securities and Exchange Commission, exists making trading of fund securities or valuation of net assets not reasonably practicable; (3) the Securities and Exchange Commission has by order permitted such suspension or delay.

         The Corporation reserves the right to redeem an account at its option upon not less than 45 days' written notice if an account's net asset value is $500 or less and remains so during the notice period.

Redemptions in Kind

         The Corporation's Articles of Incorporation provide that it may redeem its shares in cash or with a pro rata portion of the assets of the Corporation. To date, all redemptions have been made in cash, and the Corporation anticipates that all redemptions will be made in cash in the future. In order to meet the requirements of certain state laws, the Corporation has elected, pursuant to Rule 18f-1 under the Investment Company Act of 1940, to commit itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (i) $250,000; or (ii) 1% of the net asset value of the Corporation at the beginning of such period. If shares are redeemed through a distribution of the recipient would incur brokerage commissions upon the sale of such securities.

Determination of Net Asset Value

         The net asset value of each Fund's shares is determined once daily as of the close of regular trading on the NYSE on each day on which the NYSE is open for trading. The Funds may own securities that are primarily listed on foreign exchanges which trade on Saturday or other customary United States national business holidays. If the Funds do not price their securities on these days, their net asset values may be significantly affected on days when investors have no access to the Funds. The net asset value per share is effective as of the time of computation.

         Money Market Fund. The net asset value of the Money Market Fund is computed by dividing the total value of the Fund's assets, less liabilities (including dividends payable), by the number of shares outstanding. The assets are determined by valuing the Fund securities at amortized cost, pursuant to Rule 2a-7. The amortized cost method of valuation involves valuing a security at cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

         The purpose of the amortized cost method of valuation is to attempt to maintain a constant net asset value per share of $1.00. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is slightly higher or lower than the price the Fund would receive if it sold its securities. Under the direction of the Board of Directors, certain procedures have been adopted to monitor and stabilize the price per share. Calculations are made to compare the value of the Fund's securities, valued at amortized cost, with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the bid prices for those instruments. If a deviation of 1/2 of 1% or more between the $1.00 per share net asset value and the net asset value calculated by reference to market valuations has occurred, or if there are any other deviations which the Board of Directors believes will result in dilution or other unfair results material to shareholders, the Board of Directors will consider what action, if any, should be initiated. The Money Market Fund seeks to maintain a constant net asset value of $1.00 but there can be no assurance that the Money Market Fund will be able to maintain a stable net asset value.

         The market value of debt securities usually reflects yields generally available on securities of similar quality. When yields decline, the market value of the Fund holding higher yielding securities can be expected to increase; when yields increase, the market value of the Fund invested at lower yields can be expected to decline. In addition, if the Fund has net redemptions at a time when interest rates have increased, the Fund may be forced to sell Fund securities prior to maturity at a price below the Fund's carrying value. Also, rather than market value, any yield quoted may be different from the yield that would result if the entire Fund were valued at market value, since the amortized cost method does not take market fluctuations into consideration.

         Other Funds. The Funds, other than the Money Market Fund, calculate a share's net asset value by dividing the net assets of the Fund by the number of shares then outstanding of such Fund.

         Computation of Offering Price Per Share. The following is the offering price calculation for each Class of shares of each Fund. The Class A, Class B and Class C calculations are based on the value of each Fund's net assets and number of shares outstanding on December 31, 1999.

                                       Growth Fund                                      Growth and Income Fund
                     -----------------------------------------------------  ----------------------------------------------------
                     Class A        Class B      Class C       Class Y      Class A       Class B      Class C      Class Y
                     ---------      -------      -------       -------      -------       -------      -------      -------
Net Assets.........  $1,268,022,312 $811,705,605 $294,682,987  $86,826,383  $65,759,315   $74,596,885  $13,709,571   $17,115,724
                     -------------- ------------ ------------  -----------  -----------   -----------  -----------   -----------
Number of
Shares
Outstanding........      51,648,867   34,049,236   12,206,487    3,464,995    1,704,781     1,952,618      358,525       439,862
                     -------------- ------------ ------------  -----------  -----------   -----------  -----------   -----------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........  $        24.55 $      23.84 $      24.14  $     25.06  $     38.57   $     38.20  $     38.24   $     38.91
                     -------------- ------------ ------------  -----------  -----------   -----------  -----------   -----------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........  $         1.22           **           **           **  $      1.92            **           **            **
                     -------------- ------------ ------------  -----------  -----------   -----------  -----------   -----------

Offering Price.....  $        25.77 $      23.84 $      24.14  $     25.06  $     40.49   $     38.20  $     38.24   $     38.91
                     -------------- ------------ ------------  -----------  -----------   -----------  -----------   -----------

-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C, and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                                       Equity Fund                                      Equity Income Fund
                       ---------------------------------------------------  -------------------------------------------------
                       Class A      Class B      Class C       Class Y      Class A       Class B      Class C      Class Y
                       -------      -------      -------       -------      -------       -------      -------      -------
Net Assets.........    $8,138,955   $11,430,590   $2,144,335    $  161,251   $111,395,065  $44,573,449  $9,337,575   $153,381
                       ----------   -----------   ----------    ----------   ------------  -----------  ----------   --------
Number of
Shares
Outstanding........     1,121,612     1,594,890      298,960        22,225      4,053,893    1,644,839     342,498      5,586
                       ----------   -----------   ----------    ----------   ------------  -----------  ----------   --------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........    $     7.26   $      7.17   $     7.17    $     7.26   $      27.48  $     27.10  $    27.26   $  27.46
                       ----------   -----------   ----------    ----------   ------------  -----------  ----------   --------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........          0.36            **           **            **           1.37           **          **         **
                       ----------   -----------   ----------    ----------   ------------  -----------  ----------   --------

Offering Price.....    $     7.62   $      7.17   $     7.17    $     7.26   $      28.85  $     27.10  $    27.26   $  27.46
                       ----------   -----------   ----------    ----------   ------------  -----------  ----------   --------


-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C, and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                                  Capital Appreciation Fund                                      Multi-Cap
                       ------------------------------------------------   ------------------------------------------------------
                         Class A       Class B      Class C   Class Y           A             B             C               Y
                         -------       -------      -------   -------     -----------    -----------    -----------    ---------
Net Assets.........    $181,232,347   $40,276,107  $6,917,358  $428,427   $49,206,315    $39,854,296    $13,863,694    $ 641,329
                       ------------   -----------  ----------  --------   -----------    -----------    -----------    ---------
Number of
Shares
Outstanding........       3,888,367       899,015     150,876     9,089     3,581,495      2,908,799      1,012,151       46,601
                       ------------   -----------  ----------  --------   -----------    -----------    -----------    ---------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........    $      46.61   $     44.80  $    45.85  $  47.14        $13.74         $13.70         $13.70       $13.76
                       ------------   -----------  ----------  --------   -----------     ----------     ----------    ---------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........            2.32            **          **        **          0.69             **             **           **
                       ------------   -----------  ----------  --------   -----------     ----------     ----------    ---------

Offering Price.....    $      48.93   $     44.80  $    45.85  $  47.14        $14.43         $13.70         $13.70       $13.76
                       ------------   -----------  ----------  --------   -----------     ----------     ----------    ---------

-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                                   Small Company Growth Fund                              Small Company Value Fund
                        --------------------------------------------------     -------------------------------------------------
                        Class A       Class B      Class C      Class Y        Class A       Class B       Class C     Class Y
                        -------       -------      -------      -------        -------       -------       -------     -------
Net Assets.........    $19,024,696   $19,797,924   $4,653,925   $9,295,834   $135,221,672   $98,471,789  $35,265,495  $618,995
                        ----------    ----------   ----------   ----------   ------------   -----------  -----------  --------
Number of
Shares
Outstanding........        571,955       606,930      142,172      276,977     15,855,174    11,904,479    4,173,479    70,895
                        ----------    ----------   ----------   ----------   ------------   -----------  -----------  --------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........     $    33.26    $    32.62   $    32.73   $    33.56   $       8.53   $      8.27  $      8.45  $   8.73
                        ----------    ----------   ----------   ----------   ------------   -----------  -----------  --------

Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........           1.66            **           **           **            0.43            **           **        **
                        ----------    ----------   ----------   ----------    ------------   -----------  -----------  --------

Offering Price.....     $    34.92    $    32.62   $    32.73   $    33.56    $       8.96   $      8.27  $      8.45  $   8.73
                        ----------    ----------   ----------   ----------    ------------   -----------  -----------  --------

------------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C and Class Y are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                                   International Growth Fund                             Global Financial Services Fund
                      -----------------------------------------------------      -----------------------------------------------
                        Class A       Class B       Class C       Class Y        Class A      Class B      Class C       Class Y
                        -------       -------       -------       -------        -------      -------      -------       -------
Net Assets.........   $55,426,432    $23,475,421   $5,770,974   $20,738,162      $5,178,650   $4,660,847   $718,073      $5,477,618
                      -----------    -----------   ----------   -----------      ----------   ----------   --------      ----------
Number of
Shares
Outstanding........     2,327,820      1,003,426      244,634       870,521         928,591      839,668    129,204         980,741
                      -----------    -----------   ----------   -----------      ----------   ----------   --------      ----------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........   $     23.81    $     23.40   $    23.59   $     23.82      $     5.58   $     5.55   $   5.56      $     5.59
                      -----------    -----------   ----------   -----------      ----------   ----------   --------      ----------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........          1.19             **           **            **            0.28           **         **              **
                      -----------    -----------   ----------   -----------      ----------   ----------   --------      ----------

Offering Price.....   $     25.00    $     23.40   $    23.59   $     23.82      $     5.86   $     5.55   $   5.56      $     5.59
                      -----------    -----------   ----------   -----------      ----------   ----------   --------      ----------

-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.


                                                 Internet                                    Government Securities Fund
                     ----------------------------------------------------------   -----------------------------------------------
                           A                B              C             Y        Class A       Class B      Class C      Class Y
                     ------------     ------------    -----------   -----------   -------       -------      -------      -------
Net Assets.........  $119,283,259     $107,175,511    $35,447,799   $ 1,380,957   $73,705,701   $36,876,088  $5,516,423   $6,211,852
                     ------------     ------------    -----------   -----------   -----------   -----------  ----------   ----------
Number of
Shares
Outstanding........     3,760,614        3,385,857      1,120,101        43,401     6,370,136     3,188,584     476,863      537,146
                     ------------     ------------    -----------   ----------    -----------   -----------  ----------   ----------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........        $31.72           $31.65         $31.65        $31.82   $     11.57   $     11.57  $    11.57   $    11.56
                     ------------     ------------    -----------   ----------    -----------   -----------  ----------   ----------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........          1.58               **             **            **          0.58            **          **           **
                      -----------      -----------     ----------    ----------   -----------   -----------  ----------   ----------

Offering Price.....        $33.30           $31.65         $31.65        $31.65   $     12.15   $     11.57  $    11.57   $    11.56
                      -----------      -----------     ----------    ----------   -----------   -----------  ----------   ----------

-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                                     High-Yield Bond Fund                                 Tax-Exempt Income Fund
                        -----------------------------------------------      -----------------------------------------------
                        Class A      Class B      Class C       Class Y      Class A       Class B       Class C      Class Y
                        -------      -------      -------       -------      -------       -------       -------      -------
Net Assets.........     $64,038,367  $36,672,614  $6,841,130    $1,179,099   $21,702,628   $5,639,682  $1,706,501    $61,499
                        -----------  -----------  ----------    ----------   -----------   ----------  ----------    -------
Number of
Shares
Outstanding........       5,828,860    3,338,236     622,644       107,307     1,692,398      439,827     133,062      4,797
                        -----------  -----------  ----------    ----------   -----------   ----------  ----------     ------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........     $     10.99  $     10.99  $    10.99    $    10.99   $     12.82   $    12.82   $   12.82     $ 12.82
                        -----------  -----------  ----------    ----------   -----------   ----------    --------     -------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........            0.55           **          **            **          0.64           **          **          **
                        -----------  -----------  ----------    ----------   -----------   ----------    --------     -------

Offering Price.....     $     11.54  $     10.99  $    10.99    $    10.99   $     13.46   $    12.82   $   12.82     $ 12.82
                        -----------  -----------  ----------    ----------   -----------   ----------    --------     -------

-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                                                 Balanced                                         Managed Fund
                    ---------------------------------------------------------   ----------------------------------------------------
                          A                B              C             Y       Class A       Class B       Class C      Class Y
                     ----------       ----------      ---------     ---------   -------       -------       ----------   ----------
Net Assets.........  $4,946,422       $4,408,874      $ 700,722     $ 108,609   $144,519,183  $149,098,160  $ 9,956,434  $81,090,489
                    -----------       ----------      ---------     ---------   ------------  ------------  -----------  -----------
Number of
Shares
Outstanding........     924,657          824,735        131,028        20,281     15,954,062    16,633,916    1,111,618    8,964,032
                    -----------       ----------      ---------     ---------   ------------  ------------  -----------  -----------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........       $5.35            $5.35          $5.35         $5.35   $       9.06  $       8.96  $      8.96  $      9.05
                     ----------       ----------      ---------     ---------   ------------  ------------  -----------  -----------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........        0.27               **             **            **           0.45           **            **           **
                     ----------       ----------      ---------     ---------   ------------  ------------  -----------  -----------

Offering Price.....       $5.62            $5.35          $5.35         $5.36   $       9.51  $       8.96  $      8.96  $      9.05
                     ----------       ----------      ---------     ---------   ------------  ------------  -----------  -----------

-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                                      Money Market Fund                                    International Internet Fund
                       --------------------------------------------------      --------------------------------------------------
                       Class A       Class B      Class C      Class Y         Class A       Class B      Class C      Class Y
                       -----------   ----------   ---------    ----------      -----------   ----------   ---------    ----------
Net Assets.........    $204,403,508  $32,862,506  $7,296,341   $3,476,822
                       ------------  -----------  ----------   ----------
Number of
Shares
Outstanding........     204,403,508   32,862,506   7,296,341    3,476,822
                       ------------  -----------  ----------   ----------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........    $      1.00   $      1.00  $     1.00   $     1.00
                       -----------   -----------  -----------  ----------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........              **           **          **           **
                       ------------  -----------  ----------   ----------

Offering Price.....    $       1.00  $      1.00  $     1.00   $     1.00
                       ------------  -----------  ----------   ----------

-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                         Fund Transactions and Brokerage

         Each Fund Manager selects the brokerage firms which complete portfolio transactions for that Fund, subject to the overall direction and review of the Advisor and the Board of Directors of the Corporation.

         The initial criterion which must be met by any Fund Manager in selecting brokers and dealers to effect securities transactions for a Fund is whether such brokers and dealers can obtain the most favorable combination of price and execution for the transaction. This does not mean that the execution decision must be based solely on whether the lowest possible commission costs may be obtained. In seeking to achieve the best combination of price and execution, the Fund Managers evaluate the overall quality and reliability of broker-dealers and the service they provide, including their general execution capability, reliability and integrity, willingness to take positions in securities, general operational capabilities and financial condition.

         Subject to this primary objective, the Fund Managers may select for brokerage transactions those firms which furnish brokerage and research services, including analyses and reports concerning issuers, industries, securities, economic factors and trends, to the Corporation, the Advisor, and the respective Fund Managers, or those firms who agree to pay certain of the Corporation's expenses, including certain custodial and transfer agent services, and, consistent with the National Association of Securities Dealers, Inc. Conduct Rules, those firms which have been active in selling shares of the Corporation. If in the judgment of the Fund Manager the Fund will be benefitted by supplemental research services, a broker furnishing such services may be paid brokerage commissions which are in excess of commissions which another broker may have charged for effecting the same transaction. Fund Managers may execute brokerage transactions through affiliated broker/dealers, subject to compliance with applicable requirements of the federal securities laws.

         The following table sets forth the amounts of the brokerage commissions paid to broker-dealers by each Fund for the fiscal year ended December 31, 1999.

        Information with respect to the International Internet Fund and the Global Socially Responsive Fund is not provided due to the fact that the Funds are new.

Fund                  Aggregate                                 Brokerage Commissions       Brokerage Commissions Paid
                      Brokerage           Brokerage             Paid to Affiliated Broker-  to Affiliated Broker-Dealers
                      Commission Paid     Commissions Paid To   Dealers as a Percentage of  as a Percentage of the Fund's
                      on Transactions in  Affiliated Broker-    the Fund's Aggregate        Aggregate Dollar Amount of
                      the Fund's          Dealers               Commissions Paid            Transactions Involving
                      Securities                                                            Brokerage Commissions
---------------------------------------------------------------------------------------------------------------------------

Growth               $1,504,650          $ 9,840                 0.65%                      0.00%
---------------------------------------------------------------------------------------------------------------------------
Growth and Income        72,454                0                 0.00%                      0.00%
---------------------------------------------------------------------------------------------------------------------------
Equity                   61,345                0                 0.00%                      0.00%
---------------------------------------------------------------------------------------------------------------------------
Equity Income           134,891            7,783                 5.77%                      0.00%
---------------------------------------------------------------------------------------------------------------------------
Capital Appreciation    363,583            2,531                 0.70%                      0.00%
---------------------------------------------------------------------------------------------------------------------------
Small Company            31,040                0                 0.00%                      0.00%
Growth
---------------------------------------------------------------------------------------------------------------------------
Small Company Value     376,464          326,540                86.74%                      0.02%
---------------------------------------------------------------------------------------------------------------------------
International Growth    272,673                0                 0.00%                      0.00%
---------------------------------------------------------------------------------------------------------------------------
Global Financial
Services                 10,995            2,928                26.63%                      0.00%
---------------------------------------------------------------------------------------------------------------------------
Government Securities         0                0                 0.00%                      0.00%
---------------------------------------------------------------------------------------------------------------------------

Fund                  Aggregate                                 Brokerage Commissions       Brokerage Commissions Paid
                      Brokerage           Brokerage             Paid to Affiliated Broker-  to Affiliated Broker-Dealers
                      Commission Paid     Commissions Paid To   Dealers as a Percentage of  as a Percentage of the Fund's
                      on Transactions in  Affiliated Broker-    the Fund's Aggregate        Aggregate Dollar Amount of
                      the Fund's          Dealers               Commissions Paid            Transactions Involving
                      Securities                                                            Brokerage Commissions
---------------------------------------------------------------------------------------------------------------------------
High-Yield Bond      $      0             $      0              0.00%                       0.00%
---------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Income           0                    0                 0%                       0.00%
---------------------------------------------------------------------------------------------------------------------------
Managed               590,037             $152,448             25.84%                       0.00%
---------------------------------------------------------------------------------------------------------------------------
Money Market                4                    0              0.00%                       0.00%
---------------------------------------------------------------------------------------------------------------------------
Internet             $ 23,783             $ 23,687             99.60%                       0.00%
---------------------------------------------------------------------------------------------------------------------------
Multi-Cap Growth     $ 35,474             $ 35,414             99.83%                       0.00%
---------------------------------------------------------------------------------------------------------------------------
Balanced             $  6,204                   95              1.53%                       0.00%


         The aggregate brokerage commissions paid by the Funds on transactions for the fiscal year ended December 31, 1999, December 31, 1998 and December 31, 1997 were $3,483,593, $2,222,948 and $629,024, respectively.

                             PERFORMANCE COMPARISONS

         From time to time the Corporation may advertise a Fund's average annual total return, other total return data, or yield. Total return and yield are calculated separately for Class A, Class B, Class C and Class Y shares. Total return figures are based on the Fund's historical performance and are not intended to indicate future performance.

         Average annual total return is calculated by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redemption value according to the following formula: Average annual total return is computed assuming all dividends and distributions are reinvested when received and taking into account all applicable recurring and nonrecurring expenses.

                                  P(1+T)N=ERV

Where:    P   = a hypothetical initial payment of $1,000
          T   = average annual total return
          N   = number of years
          ERV = ending redeemable value of hypothetical $1,000 payment made at the beginning of the specified periods at the end of the specified periods.

         Each Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment. Such data will be computed as described above, except that as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data may be quoted. Actual annual or annualized total return data generally will be lower than average total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

         Yield quotations for the Funds, other than the Money Market Fund, is calculated by dividing net investment income of a Fund per share earned during a 30 day period by the maximum offering price per share on the last day of the period according to the following formula:

                             Yield=2[(a-b/cd+1)6-1]

Where:    a = dividends and interest earned during the period.
          b = expenses accrued for the period (net of reimbursements).
          c = the average daily number of shares outstanding during the period, that were entitled to receive dividends.
          d = the maximum offer price per share on the last day of the period.

         Yield quotations for the Money Market Fund will be computed based on a seven day period by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical change reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. The effective yield of the Money Market Fund for a seven-day period is computed by expressing the unannualized return for that period on a compounded, annualized basis by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result according to the following formula:

              Effective Yield=[(Base Period Return + 1)365/7]-1.

         The Money Market Fund's actual yields will fluctuate, and are not necessarily indicative of future actual yields. Actual yields are dependent on such variables as portfolio quality, average portfolio maturity, the type of instruments in which investments are made, changes in interest rates on money market instruments, fund expenses and other factors.

         A Fund may also advertise in items of sales literature an "actual distribution rate" which is computed in the same manner as yield except that actual income dividends declared per share during the period in question are substituted for net investment income per share.

         Any distribution rate, yield or total rate of return figure should not be considered as representative of the performance of a Fund in the future. In addition, the Income Funds' performance figures are not directly comparable to those of bank deposits and other similar investments, which maintain a fixed principal value and pay a fixed yield on the principal amount. These Funds' net asset values are not fixed. They vary based not only upon the type, quality and maturities of the securities held in the Funds, but also on the changes in the current value of such securities and on changes in the Funds' expenses. For narrative discussions of the Fund's performance including graphs comparing Funds to various securities indices, please request a copy of an Annual Report to Shareholders from the Corporation.

         From time to time, a Fund's performance and performance of comparable investments may be compared to that of the Consumer Price Index or various unmanaged indices such as the Dow Jones Industrial Average, the S&P 500, the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Government Bond Index, Lehman Brothers Mortgage Backed Index, Lehman Brothers Municipal Bond Index, Morgan Stanley Goldmine Index, the Salomon Smith Barney Low Grade Index, the Salomon Smith Barney Analytical Record of Yield and Yield Spreads, the Salomon Smith Barney Corporate Bond Rate-of-Return Index, and the Salomon Smith Barney World Money Market Index, Bond-20 Bond Index; and it may also be compared to the performance of other appropriate fixed income or equity mutual funds or mutual fund indices as reported by Lipper Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). Lipper and CDA are widely recognized independent mutual fund reporting services. Lipper and CDA performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges. Investors may also look to mutual fund reporting services such as Computer Directions Advisor Services, Inc., Moody's Bond Survey Index, Nelson's Investment Manager Data Base, Morningstar, Inc. and mortgage trade and other publications to compare the performance of each Fund with other mutual funds in that Fund's category. Also, a Fund's performance may be compared to the historical returns of various investments, performance indices of those investments or economic indicators, included but not limited to stocks, bonds, certificates of deposit, money market deposit accounts, money market funds and US Treasury Bills. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. Betas utilized will be calculated by CDA Investment Technologies, Inc.

         The Corporation's performance may be compared in advertising to the performance of other mutual funds in general or the performance of particular types of mutual funds, especially those with similar objectives. Lipper, an independent mutual fund performance rating service headquartered in Summit, New Jersey, provides rankings which may be used from time to time.

         From time to time, articles about the Corporation regarding its performance or ranking may appear in national publications such as Kiplinger's Personal Finance Magazine, Money Magazine, Financial World, Morningstar, Dalbar, Value Line Mutual Fund Survey, Forbes, Fortune, Business Week, Wall Street Journal, Donaghue Mutual Funds and Barron's. Some of these publications may publish their own rankings or performance reviews of mutual funds, including the Corporation. Reference to or reprints of such articles may be used in the Corporation's promotional literature.

         The Money Market Fund may compare its performance in advertising to the yield on Certificates of Deposit ("CDs") or other investments issued by banks. The Money Market Fund differs from bank investments in that bank products offer fixed or variable rates; principal is fixed and may be insured. Money market funds seek to maintain a stable net asset value and yield fluctuates. Further, the Fund may offer greater liquidity or higher potential returns than CDs.

         The Corporation may advertise examples of the effects of periodic investment plans, including the principal of dollar cost averaging. Dollar cost averaging programs provide an opportunity to invest a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when the price is high and more shares when the price is low. While such a strategy does not assure a profit guard against loss in a declining market, the investor's cost per share can be lower if fixed numbers of shares had been purchased at periodic intervals. In evaluating such a plan, consideration should be given to the shareholder's ability to continue purchasing shares through periods of low price levels.

                                      TAXES

         In order to qualify for federal income tax treatment as a regulated investment company under Subchapter M of the IRC for a taxable year, each Fund must, among other things, (a) derive at least 90% of its gross income during such taxable year from qualifying income (i.e., dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or options thereon, and certain other related income); (b) diversify its holdings so that, at the end of each fiscal quarter of such taxable year, (i) at least 50% of the market value of its total assets is represented by cash, cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited, in the case of other securities for purposes of this calculation, in respect of any one issuer, to an amount not greater than 5% of the value of its total assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government Securities).

         Each Fund has qualified and intends to continue to qualify as a "regulated investment company" under the provisions of the IRC as amended. For purposes of the IRC, each Fund is regarded as a separate regulated investment company. If any Fund qualifies as a "regulated investment company" and complies with distribution requirements applicable to regulated investment companies, the Fund will be relieved of federal income tax on the income and capital gains distributed to shareholders.

         Dividends declared from a Fund's net investment income, including its net realized short-term capital gains in excess of its net realized long-term capital losses, are taxable to its shareholders as ordinary income, whether such dividends are received in cash or additional shares. If, for any taxable year, a Fund complies with certain requirements, some or all of the dividends paid out of the Fund's income from dividends paid by domestic corporations received by the Fund's corporate shareholders may qualify for the 70% dividends received deduction available to corporations. Dividends paid by the Income Funds and the International Growth Fund are not expected to be eligible for dividends received deductions.

         Distributions declared from a Fund's realized net capital gain (realized net capital gains from the sale of assets held for more than 12 months in excess of realized net short-term capital losses) and designated by the Fund as a capital gain dividend in a written notice to the shareholders are taxable to such shareholders as capital gain without regard to the length of time a shareholder has held stock of the Fund and regardless of whether paid in cash or additional shares. Capital gain dividends received by individuals are taxed at the minimum rate of 20%.

         The Funds may be required to withhold for federal income taxes 31% ("Back-Up Withholding") of the distributions and the proceeds of redemptions payable to shareholders who fail to comply with regulations requiring that they provide a correct social security or taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to Back-up Withholding. Corporate shareholders and certain other shareholders specified in the IRC are exempt from Back-Up Withholding.

         Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. In the case of an individual, any such capital gain will be treated as short-term capital gain if the shares were held for not more than 12 months and long-term gain taxable at the maximum rate of 20% if such shares were held for more than 12 months. In the case of a corporation, any such capital gain will be treated as long-term capital gain, taxable at the same rates as ordinary income, if such shares were held for more than 12 months. Any such capital loss will be long-term capital loss if the shares were held for more than 12 months. A sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of any long-term capital gains distributions with respect to such shares.

         Generally, any loss realized on a sale or exchange of shares of a Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are disposed. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

         In certain circumstances (e.g., an exchange), a shareholder who has held shares in a Fund for not more than 90 days may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain or loss realized upon the sale or exchange of shares of the Fund.

         No gain or loss will be recognized by Class B shareholders upon the conversion of Class B shares into Class A shares.


Tax-Exempt Income Fund

         Dividends derived from interest on Municipal Securities and designated by the Tax-Exempt Income Fund as exempt interest dividends by written notice to the shareholders, under existing law, are not subject to federal income tax. Dividends derived from net capital gains realized by the Fund are taxable to shareholders as a capital gain upon distribution. Any short-term capital gains or any taxable interest income or accrued market discount (whether on taxable or tax-exempt securities) realized by the Fund will be distributed as a taxable ordinary income dividend distribution. These rules apply whether such distribution is made in cash or in additional shares. The percentage of income that is tax-exempt is applied uniformly to only the income distributions made by the Fund during each year. As with shares in all Funds, a sale, exchange or redemption of shares in the Tax-Exempt Income Fund is a taxable event and may result in capital gain or loss. Any capital loss realized from shares held for six months or less is disallowed to the extent of tax-exempt dividend income received.

         The Tax-Exempt Income Fund declares daily and pays dividends monthly on the last business day of the month. When a shareholder redeems shares of the Fund on other than a dividend payment date, a portion of the shareholder's redemption proceeds will represent accrued tax-exempt income which will be treated as part of the amount realized for purposes of capital gains computations for federal and state or local income tax purposes and will not be tax-exempt.

         Income from certain "private activity" bonds issued after August 7, 1986, are items of tax preference for the alternative minimum tax at a maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the alternative minimum tax on that part of such Fund distributions derived from interest income on those bonds. The Tax-Exempt Income Fund does not intend to invest more than 20% of its assets in private activity bonds. In addition, a portion of a distribution derived from any tax-exempt interest incurred, whether or not from private activity bonds, will be taken into account in determining the corporate alternative minimum tax. In higher income brackets, up to 85% of an individual's Social Security benefits may be subject to federal income tax. Along with other factors, total tax-exempt income, including any tax-exempt dividend income from the Fund, is taken into account in determining that portion of Social Security benefits which is taxed.

         All or a portion of the interest incurred by a shareholder to purchase or carry an investment in the Tax-Exempt Income Fund will not be deductible.

         The treatment for state and local tax purposes of distribution from the Tax-Exempt Income Fund representing Municipal Securities interests will vary according to the laws of state and local taxing authorities.

Foreign Income Taxes

         Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Corporation to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Funds' assets to be invested within various countries is not known. The Corporation intends to operate so as to obtain treaty-reduced rates of tax where applicable.

         To the extent that a Fund is liable for foreign income taxes withheld at the source, the Fund may elect to "pass through" to the Fund's shareholders credits for foreign income taxes paid, but there can be no assurance that the Fund will be able to do so.

Excise Tax

         The federal tax laws impose a 4% nondeductible excise tax on each regulated investment company with respect to the amount, if any, by which such company does not meet certain specified distribution requirements. Each Fund intends to comply with such distribution requirements and thus does not expect to incur the 4% nondeductible excise tax.

General

         The foregoing is a general and abbreviated summary of the applicable provisions of the IRC and Treasury Regulations in effect, as currently interpreted by the Courts and by the Internal Revenue Service in published revenue rulings and in private letter rulings and is only applicable to U.S. persons. These interpretations can be changed at any time. For the complete provisions, reference should be made to the pertinent IRC sections and the Treasury Regulations promulgated thereunder. The above discussion covers only federal income tax considerations with respect to the Funds and their shareholders. State and local tax laws vary greatly, especially with regard to the treatment of exempt-interest dividends. Shareholders should consult their own tax advisers for more information regarding the federal, state, and local tax treatment of each account.

         Statements indicating the tax status of distributions to each shareholder will be mailed to each shareholder annually.

                           DIVIDENDS AND DISTRIBUTIONS

         It is the Corporation's intention to distribute substantially all of the net investment income and realized net capital gains, if any, of each Fund. The per share dividends and distribution on each class of shares of a Fund will be reduced as a result of any service fees applicable to that class. For dividend purposes, net investment income of each Fund will consist of substantially all dividends received, interest accrued, net short-term capital gains realized by such Fund less the applicable expenses of such Fund.

         Unless shareholders request otherwise, by notifying the Fund's Transfer Agent, dividends and capital gains distributions will be automatically reinvested in shares of the respective Fund at net asset value; such reinvestments automatically occur on the payment date of such dividends and capital gains distributions. At the election of any shareholder, dividends or capital gains distributions, or both, will be distributed in cash to such shareholders. However, if it is determined that the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder, the respective Funds will terminate the shareholder's election to receive dividends and other distributions in cash. Thereafter, the shareholder's subsequent dividends and other distributions will be automatically reinvested in additional shares of the respective Funds until the shareholder notifies the Transfer Agent or the Corporation in writing of his or her correct address and requests in writing that the election to receive dividends and other distributions in each be reinstated.

         Distributions of capital gains from each of the Funds, other than the Money Market Fund, are made at least annually. Dividends from investment income of the Equity Funds (except the Equity Income Fund) and Managed Fund are declared and paid annually. Dividends from investment income on the Equity Income Fund are paid semiannually. Dividends from investment income for the Balanced Fund are paid quarterly. Dividends from investment income for the Income Funds are declared daily and paid monthly. Dividends from investment income and any net realized capital gains for the Money Market Fund are declared daily and reinvested monthly in additional shares of the Money Market Fund at net asset value.

         Although the legal rights of each Class of shares are substantially identical, the different expenses borne by each Class will result in different net asset values and dividends for each Class.

                             ADDITIONAL INFORMATION

Capital Stock


         The authorized capital stock of the Corporation consists of Common Stock, par value $0.10 per share. The shares of Common Stock are divided into 26 series with each series representing a separate Fund. The Board of Directors may determine the number of authorized shares for each series and to create new series of Common Stock. It is anticipated that new Classes will be authorized by the Board from time to time as new Funds with separate investment objectives and policies are established.


         Each Class of shares is entitled to participate in dividends and distributions declared by the respective Funds and in net assets of such Funds upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except that each Class will bear its own distribution and shareholder servicing charges. The shares of each Fund, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion (except as described above), exchange or similar rights, and will be freely transferable. Holders of shares of any Fund are entitled to redeem their shares as set forth in the Prospectus. The rights of redemption and conversion rights are described elsewhere herein and in the Prospectus.

Voting Rights

         Shares of each Fund are entitled to one vote per share and fractional votes for fractional shares. The Corporation's shareholders have the right to vote on the election of Directors of the

Corporation and on any and all other matters on which, by law or the provisions of the Corporation's bylaws, they may be entitled to vote. Voting rights are not cumulative, so that holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all of the Directors of the Corporation, in which event the holders of the remaining shares are unable to elect any person as a Director.

         On matters relating to all Funds or Classes of shares and affecting all Funds or Class of shares in the same manner, shareholders of all Funds or Classes of shares are entitled to vote. On any matters affecting only one Fund, only the shareholders of that Fund are entitled to vote. On matters relating to all the Funds but affecting the Funds differently, separate votes by Fund are required. Each Class has exclusive voting rights with respect to matters related to distribution and servicing expenditures, as applicable.

         The Corporation and its Funds are not required by Maryland law to hold annual meetings of shareholders under normal circumstances. The Board of Directors or the shareholders may call special meetings of the shareholders for action by shareholder vote, including the removal of any or all of the Directors, as may be required by either the Articles of Incorporation or bylaws of the Corporation, or the Investment Company Act of 1940. Shareholders possess certain rights related to shareholder communications which, if exercised, could facilitate the calling by shareholders of a special meeting.

                            REPORTS TO SHAREHOLDERS

         The Corporation sends to all its shareholders annual and semiannual reports.

                CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

         State Street Bank and Trust Company whose address is One Heritage Drive, The Joseph Palmer Building, North Quincy, Massachusetts, 02171, has been retained to act as custodian of the assets of the Corporation. The custodian is responsible for safeguarding and controlling the cash and securities of the Funds, handling the receipt and delivery of securities and collecting interest and dividends on the Funds' investments.

         National Financial Data Services, Inc. acts as the Corporation's Transfer Agent and Dividend Disbursing Agent. National Financial Data Services, Inc. is a joint venture of State Street Bank & Trust Company of Boston, Massachusetts, and DST Systems, Inc. of Kansas City, Missouri.




                             INDEPENDENT ACCOUNTANTS


         PricewaterhouseCoopers LLP, whose address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103-7042, has been retained to serve as the Corporation's independent accountants. The independent accountants are responsible for auditing the annual financial statements of the Funds.

                              FINANCIAL STATEMENTS

The Corporation's Semi-Annual Report dated June 30, 2000, which was filed with the Securities & Exchange Commission on August 24, 2000 (accession number 0000950168-00-001979), and the Corporation's Annual Report dated December 31, 1999, which was filed with the Securities & Exchange Commission on February 28, 2000 (accession number 0000950168-00-000450), are hereby incorporated by reference into this Statement of Additional Information.

                                   APPENDIX A

                      RATINGS OF CORPORATE DEBT SECURITIES


MOODY'S INVESTORS SERVICE, INC.  (1)

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.

Baa Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this case.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

    ---------------------
    (1) Moody's applies numerical modifiers, 1, 2 and 3 in generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    STANDARD & POOR'S CORPORATION (2)

AAA Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest-rated issues only in a small degree.

A Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

BBB Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher-rated categories.

BB, Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominately B, speculative with respect to the issuer's capacity to pay interest and repay principal in
CCC, accordance with the terms of the obligation. BB indicates the lowest degree of
CC speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    ----------------------
    (2) Plus (+) or Minus (-): The ratings from AA to BB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                   APPENDIX B

    DESCRIPTION OF MUNICIPAL SECURITIES

         Municipal Securities are notes and bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income taxes and, in certain instances, applicable state or local income taxes. These securities are traded primarily in the over-the-counter market.

         Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works and gas and electric utilities. Municipal Securities may also be issued in connection with the refunding of outstanding Municipal Securities obligations, obtaining funds to lend to other public institutions and for general operating expenses. Industrial Development Bonds ("IDBs") are issued by or on behalf of public authorities to obtain funds to provide privately operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port and parking facilities and are considered tax-exempt bonds if the interest thereon is exempt from federal income taxes.

         The two principal classifications of tax-exempt bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although IDBs are issued by municipal authorities, they are generally secured only by the revenues derived from payment of the industrial user. The payment of principal and interest on IDBs is dependent solely upon the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

         Tax-exempt notes are of short maturity, generally less than three years. They include such securities as Project Notes, Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes and Construction Loan Notes. Tax-exempt commercial paper consists of short-term obligations generally having a maturity of less than nine months.

         New issues of Municipal Securities are normally offered on a when-issued basis, which means that delivery and payment for these securities normally takes place 15 to 45 days after the date of commitment to purchase.

         Yields of Municipal Securities depend upon a number of factors, including economic, money and capital market conditions, the volume of Municipal Securities available, conditions within the Municipal Securities market, and the maturity, rating and size of individual offerings.

    Changes in market values of Municipal Securities may vary inversely in relation to changes in interest rates. The magnitude of changes in market values in response to changes in market rates of interest typically varies in proportion to the quality and maturity of obligations. In general, among Municipal Securities of comparable quality, the longer the maturity, the higher the yield, and the greater potential for price fluctuations.

FLOATING RATE AND VARIABLE RATE SECURITIES

         The Tax-Exempt Income Fund may invest in floating rate and variable rate tax-exempt securities. These securities are normally IDBs or revenue bonds that provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of treasury bills or bonds or the prime rate at a major commercial bank and provide that the holders of the securities can demand payment of the obligation on short notice at par plus accrued interest, which amount may be more or less than the amount initially paid for the bonds. Floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate, while variable rate securities provide for a specific periodic adjustment in the interest rate. Frequently such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must be equivalent to the long-term bond or commercial paper rating stated above.

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits.

         (a)      (i)   Registrant's Charter [Articles of Incorporation].
                  Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on July 1, 1999.

                  (ii) Amendments to Charter [Articles of Incorporation]. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on July 1, 1999.

                  (iii) Articles Supplementary to Charter [Articles of Incorporation]. dated April 10, 2000, filed as Exhibit
                  (a)(iii) to Post-Effective Amendment No. 57 dated April 14, 2000 (File No. 2-28097), is incorporated.

         (b)      (i)   By-Laws. Incorporated herein by reference to
                  Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on July 1, 1999.

                  (ii) Amendment to By-Laws. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on July 1, 1999.

         (c)      Specimen share certificate. Incorporated by reference to
                  Article V of the Articles of Incorporation filed as Exhibit
                  (a)(i) to Post-Effective Amendment No. 55 dated June 30, 1999, to Registration Statement on Form N-1A (File No. 2-28097).


         (d)      (i)     Investment  Adviser's Agreement among Registrant and
                          Enterprise Capital Management, Inc. ("Enterprise
                          Capital"). Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's
                          Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (ii) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Montag & Caldwell, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53, to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on May 3, 1999.

                  (iii) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Retirement System Investors Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (iv) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and TCW Investment Management Company, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File No. 2-28097), filed on April 10, 2000.

                  (v) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and 1740 Advisers, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (vi) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Marsico Capital Management, LLC, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File No. 2-28097), filed on April 10, 2000.

                  (vii) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and William D. Witter, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (viii) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and GAMCO Investors, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (ix) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Vontobel USA Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (x) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Sanford C. Bernstein & Co., Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (xi) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and TCW Funds Management, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (xii) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Caywood-Scholl Capital Management, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (xiii) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and MBIA Capital Management Corp., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (xiv) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Fred Alger Management, Inc., as Sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on June 30, 1999.

                  (xv) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Fred Alger Management, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on June 30, 1999.

                  (xvi) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Montag & Caldwell, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on June 30, 1999.

                  (xvii) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and OpCap Advisors, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File No. 2-28097), filed on April 10, 2000.

                  (xviii) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Sanford C. Bernstein & Co., Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No.
                          56 to Registrant's Registration Statement on Form N-1A (File No. 2-28097), filed on April 10, 2000.


                  (xix) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Fred Alger Management, Inc. as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A
                          (File No. 2-28097) filed on July 17, 2000.



                  (xx) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Rockefeller & Co., Inc. as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File No. 2-28097) filed on September 25, 2000.

                  (xxi) Fund Manager's Agreement among the Enterprise Group of Funds, Inc., Enterprise Capital, and Nicholas-Applegate Capital Management as sub-adviser, filed as Exhibit (d)(xxi) to Post-Effective Amendment No. 60 dated September 29, 2000, is incorporated.


         (e)      (i)     General Distributor's Agreement. Incorporated herein
                          by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg.
                          No. 2-28097), filed on June 30, 1999.

                  (ii) Prototype Soliciting Broker/Dealer Agreement. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.


         (f)      Not applicable.

         (g) Form of Custodian Contract. Incorporated herein by reference to Post-Effective Amendment 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on June 30, 1999.

         (h)      Not applicable.


         (i) Opinion and Consent of Counsel, filed as Exhibit (i) to Post-Effective Amendment No. 60, dated September 29, 2000, to Registration Statement on Form N-1A (Reg. No. 2-28097), is incorporated.


         (j)      Consent of PricewaterhouseCoopers LLP.

         (k)      Not applicable.

         (l)      Not applicable.

         (m) Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 for Class A, B and C shares. Incorporated herein by reference to Exhibit 6(i) to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File No. 2-28097) filed on March 2, 1998.

         (n)      (i)   18f-3 Plan. Incorporated herein by reference to
                        Post-Effective Amendment No. 53 to Registrant's
                        Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (ii)  Powers of Attorney. Incorporated
                        herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

         (o)      Not applicable.

         (p) Code of Ethics. Incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on
                  April 10, 2000.

Item 24. Persons Controlled By or Under Common Control with Registrant.

         There are no persons controlled by or under common control with Registrant.

Item 25. Indemnification.

         Reference is made to the provisions of Article Six of Registrant's Articles of Incorporation which is incorporated herein by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A (File No. 2-28097) filed on April 26, 1995.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provision or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser.

         See "Management of The Fund" in the Prospectus and "Investment Advisory and Other Services" in the Statement of Additional Information for information regarding the business and other connections of the Investment Adviser

         For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Enterprise Capital Management, Inc. reference is made to Part B of Post-Effective Amendment to the Registrant's Registration Statement and to the registration of Form ADV (File No. 801-27181) of Enterprise Capital Management, Inc. filed under the Investment Adviser Act of 1940, which is incorporated herein by reference.



         Fred Alger Management, Inc.; Sanford C. Bernstein & Co., Inc.; Nicholas-Applegate Capital Management; William D. Witter, Inc.; GAMCO Investors, Inc.; Montag & Caldwell, Inc.; TCW Investment Management Company; 1740 Advisers, Inc.; Retirement System Investors Inc.; Marsico Capital Management, LLC; Vontobel USA Inc.; Rockefeller & Co., Inc.; OpCap Advisors; MBIA Capital Management Corp.; Caywood-Scholl Capital Management, the Fund Managers of certain of the Funds of the Registrant, are primarily engaged in the business of rendering investment advisory services. Reference is made to the recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the following Fund Managers, and other required information:


                                                                       File No.
                                                                       --------
         Fred Alger Management, Inc.                                   801-06709
         Sanford C. Bernstein & Co., Inc.                              801-10488
         Nicholas-Applegate Capital Management                         801-21442
         William D. Witter, Inc.                                       801-12695
         GAMCO Investors, Inc.                                         801-14132
         Montag & Caldwell, Inc.                                       801-15398
         TCW Investment Management Company                             801-29075
         1740 Advisers, Inc.                                           801-08176
         Retirement System Investors Inc.                              801-36893
         Marsico Capital Management, LLC                               801-54914
         Vontobel USA Inc.                                             801-34910
         Rockefeller & Co., Inc.                                       801-15106
         OpCap Advisors                                                801-27180
         MBIA Capital Management Corp.                                 801-46649
         Caywood-Scholl Capital Management                             801-26996


Item 27. Principal Underwriters.

         (a) Enterprise Fund Distributors, Inc. is the principal underwriter of the Funds' shares.

         (b) The information contained in the registration on Form BD of Enterprise Fund

                  Distributor's Inc. (File No. 8-8-815577), filed under the Securities Exchange Act of 1934, is incorporated herein by reference.

         (c)      Inapplicable.

Item 28. Location and Accounts and Records.


Entity                                  Function                                Address
------                                  --------                                -------

The Enterprise Group of                 Registrant                              Atlanta Financial Center
Funds, Inc.                                                                     3343 Peachtree Road, N.E.
                                                                                Suite 450
                                                                                Atlanta, GA 30326


Enterprise Capital                      Investment Adviser                      Same as above.
Management, Inc.


Enterprise Fund Distributors,           Distributor                             Same as above.
Inc.

State Street Bank and Trust             Custodian                               One Heritage Drive
Company                                                                         The Joseph Palmer
                                                                                Building
                                                                                North Quincy, MA 02171

National Financial Data                 Transfer Agent and                      330 W. 9th Street
Services, Inc.                          Dividend Disbursing Agent               Kansas City, MO 64121-9731


The records of the Fund Managers are kept at the following locations:


Internet Fund                           Fred Alger Management, Inc.
                                        1 World Trade Center
                                        Suite 9333
                                        New York, New York 10048

International Internet Fund             Fred Alger Management, Inc.
                                        1 World Trade Center
                                        Suite 9333
                                        New York, New York 10048

Global Financial Services Fund          Sanford C. Bernstein & Co., Inc.
                                        767 Fifth Avenue
                                        New York, NY 10153-0185

Global Health Care                      Nicholas-Applegate Capital Management
                                        600 West Broadway
                                        San Diego, CA 92101

Small Company Growth Fund               William D. Witter, Inc.
                                        One Citicorp Center
                                        153 East 53rd Street
                                        New York, NY 10022

Small Company Value Fund                GAMCO Investors, Inc.
                                        One Corporate Center
                                        Rye, NY 10580

Multi-Cap Growth Fund                   Fred Alger Management, Inc.
                                        1 World Trade Center
                                        Suite 9333
                                        New York, NY 10048

Mid-Cap Growth                          Nicholas-Applegate Capital Management
                                        600 West Broadway
                                        San Diego, CA 92101

Growth Fund                             Montag & Caldwell, Inc.
                                        3455 Peachtree Road, N.E.
                                        Suite 1200
                                        Atlanta, GA 30326-3248

Equity Fund                             TCW Investment Management Company
                                        865 South Figueroa Street
                                        Suite 1800
                                        Los Angeles, CA 90017

Equity Income Fund                      1740 Advisers, Inc.
                                        1740 Broadway
                                        New York, NY 10019

Growth & Income Fund                    Retirement System Investors Inc.
                                        317 Madison Avenue
                                        New York, NY 10017

Capital Appreciation Fund               Marsico Capital Management, LLC
                                        1200 17th Street
                                        Suite 1300
                                        Denver, CO 80202

Large-Cap                               Nicholas-Applegate Capital Management
                                        600 West Broadway
                                        San Diego, CA 92101

International Growth Fund               Vontobel USA Inc.
                                        450 Park Avenue
                                        New York, New York 10022

Global Socially Responsive Fund         Rockefeller & Co., Inc.
                                        30 Rockefeller Plaza
                                        54th Floor
                                        New York, NY 10112

International Core Growth               Nicholas-Applegate Capital Management
                                        600 West Broadway
                                        San Diego, CA 92101

Emerging Countries                      Nicholas-Applegate Capital Management
                                        600 West Broadway
                                        San Diego, CA 92101

Worldwide Growth                        Nicholas-Applegate Capital Management
                                        600 West Broadway
                                        San Diego, CA 92101

Balanced Fund                           Montag & Caldwell, Inc.
                                        3455 Peachtree Road, N.E.
                                        Suite 1200
                                        Atlanta, GA 30326-3248

Managed Fund                            OpCap Advisors
                                        1345 Avenue of the Americas
                                        47th Floor
                                        New York, NY 10105-4800

                                        Sanford C. Bernstein & Co., Inc.
                                        767 Fifth Avenue
                                        New York, NY 10153-0185

Government Securities Fund              TCW Investment Management Company
                                        865 South Figueroa Street, Suite 1800
                                        Los Angeles, CA 90017

Tax-Exempt Income Fund                  MBIA Capital Management Corp.
                                        113 King Street
                                        Armonk, NY 10504

High-Yield Bond Fund                    Caywood-Scholl Capital Management
                                        4350 Executive Drive, Suite 125
                                        San Diego, CA 92121

Convertible Securities                  Nicholas-Applegate Capital Management
                                        600 West Broadway
                                        San Diego, CA 92101

Money Market Fund                       Enterprise Capital Management, Inc.
                                        Atlanta Financial Center
                                        3343 Peachtree Road, N.E.,
                                        Suite 450
                                        Atlanta, GA 30326


Item 29. Management Services.

         Inapplicable.

Item 30. Undertakings.

         Inapplicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness for this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Atlanta, State of Georgia, on the 29th day of September 2000.


                                      THE ENTERPRISE GROUP OF FUNDS,
                                      INC.

                                      By: /s/ Victor Ugolyn
                                         ---------------------------------------
                                         Victor Ugolyn
                                         Chairman, President and Chief Executive
                                         Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of the Registrant has been signed below by the following persons in the capacities and on the date indicated:



/s/ Victor Ugolyn
---------------------------------     Chairman, President and Chief            September 29, 2000
Victor Ugolyn                         Executive Officer

/s/ Phillip G. Goff
---------------------------------     Principal Financial and Accounting       September 29, 2000
Phillip G. Goff                       Officer

                *
---------------------------------
Arthur T. Dietz                       Director                                 September 29, 2000

                *
---------------------------------
Samuel J. Foti                        Director                                 September 29, 2000

                *
---------------------------------
Arthur Howell                         Director                                 September 29, 2000

                *
---------------------------------
Lonnie H. Pope                        Director                                 September 29, 2000

                *
---------------------------------
William A. Mitchell, Jr.              Director                                 September 29, 2000

                *
---------------------------------
Michael I. Roth                       Director                                 September 29, 2000

By: /s/ Catherine R. McClellan
   ------------------------------
         (Attorney-in-Fact)

                                [EXHIBIT INDEX]





    Exhibit                        Description
    Number                         -----------
    ------
(d)(xxi)        Fund Manager's Agreement among The Enterprise Group of Funds,
                Inc., Enterprise Capital, and Nicholas-Applegate Capital
                Management

(i)             Opinion and Consent of Counsel

(j)             Consent of PricewaterhouseCoopers LLP
